UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03290

Name of Fund:   BlackRock Variable Series Funds, Inc.

BlackRock Advantage Large Cap Core V.I. Fund

BlackRock Advantage Large Cap Value V.I. Fund

BlackRock Advantage U.S. Total Market V.I. Fund

BlackRock Basic Value V.I. Fund

BlackRock Capital Appreciation V.I. Fund

BlackRock Equity Dividend V.I. Fund

BlackRock Global Allocation V.I. Fund

BlackRock Global Opportunities V.I. Fund

BlackRock Government Money Market V.I. Fund

BlackRock High Yield V.I. Fund

BlackRock International V.I. Fund

BlackRock iShares Alternative Strategies V.I. Fund

BlackRock iShares Dynamic Allocation V.I. Fund

BlackRock iShares Dynamic Fixed Income V.I. Fund

BlackRock iShares Equity Appreciation V.I. Fund

BlackRock Large Cap Focus Growth V.I. Fund

BlackRock Managed Volatility V.I. Fund

BlackRock S&P 500 Index V.I. Fund

BlackRock Total Return V.I. Fund

BlackRock U.S. Government Bond V.I. Fund

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Variable Series Funds, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2017

Date of reporting period: 09/30/2017

Item 1 – Schedule of Investments

Schedule of Investments September 30, 2017 (Unaudited)	BlackRock Advantage Large Cap Core V.I. Fund (Percentages shown are based on Net Assets) (Formerly BlackRock Large Cap Core V.I. Fund)

Security	Shares	Value
Common Stocks — 99.0%

Aerospace & Defense — 2.9%
Boeing Co. (The)	34,251	$8,706,947
Raytheon Co.	33,782	6,303,045

		15,009,992
Auto Components — 1.1%
BorgWarner, Inc.	95,658	4,900,559
Delphi Automotive plc	9,291	914,235

		5,814,794
Automobiles — 0.3%
Thor Industries, Inc.	11,301	1,422,909

Banks — 5.6%
Bank of America Corp.	315,180	7,986,661
Citigroup, Inc.	50,696	3,687,627
Citizens Financial Group, Inc.	165,568	6,270,060
First Horizon National Corp.	103,587	1,983,691
JPMorgan Chase & Co.	21,177	2,022,615
SunTrust Banks, Inc.	63,668	3,805,437
Synovus Financial Corp.	72,648	3,346,167

		29,102,258
Beverages — 1.5%
Coca-Cola European Partners plc	37,592	1,564,579
Dr Pepper Snapple Group, Inc.	64,341	5,692,249
Molson Coors Brewing Co., Class B	5,591	456,449

		7,713,277
Biotechnology — 4.5%
AbbVie, Inc.	11,146	990,434
Amgen, Inc.	33,667	6,277,212
Celgene Corp.(a)	56,414	8,226,289
Gilead Sciences, Inc.	98,194	7,955,678

		23,449,613
Building Products — 1.1%
Masco Corp.	149,708	5,840,109

Capital Markets — 3.9%
CME Group, Inc.	12,840	1,742,131
Evercore, Inc., Class A	22,207	1,782,112
Intercontinental Exchange, Inc.	86,512	5,943,374
S&P Global, Inc.	42,017	6,567,677
SEI Investments Co.	73,145	4,466,234

		20,501,528
Chemicals — 2.2%
Air Products & Chemicals, Inc.	22,198	3,356,781
Cabot Corp.	52,916	2,952,713
Eastman Chemical Co.	55,267	5,001,111

		11,310,605
Commercial Services & Supplies — 0.1%
Brink’s Co. (The)	3,394	285,945
LSC Communications, Inc.	15,408	254,386

		540,331
Communications Equipment — 0.1%
InterDigital, Inc.	7,207	531,516
Juniper Networks, Inc.	2,775	77,228

		608,744
Containers & Packaging — 0.2%
WestRock Co.	22,019	1,249,138

Security	Shares	Value
Diversified Consumer Services — 0.6%
H&R Block, Inc.	127,936	$3,387,745

Diversified Financial Services — 0.7%
Berkshire Hathaway, Inc., Class B(a)	18,760	3,439,083

Diversified Telecommunication Services — 0.2%
Level 3 Communications, Inc.(a)	6,360	338,924
Verizon Communications, Inc.	18,853	933,035

		1,271,959
Electric Utilities — 2.4%
Portland General Electric Co.	81,124	3,702,500
Westar Energy, Inc.	109,412	5,426,835
Xcel Energy, Inc.	72,757	3,442,861

		12,572,196
Electrical Equipment — 2.1%
Hubbell, Inc.	41,114	4,770,046
Rockwell Automation, Inc.	34,689	6,181,927

		10,951,973
Electronic Equipment, Instruments & Components — 1.5%
CDW Corp.	29,226	1,928,916
Dolby Laboratories, Inc., Class A	16,239	934,067
Flex Ltd.(a)	17,672	292,825
FLIR Systems, Inc.	20,186	785,437
TE Connectivity Ltd.	16,817	1,396,820
Zebra Technologies Corp., Class A(a)	24,023	2,608,418

		7,946,483
Equity Real Estate Investment Trusts (REITs) — 3.5%
Brixmor Property Group, Inc.	66,394	1,248,207
Gaming and Leisure Properties, Inc.	28,230	1,041,405
Host Hotels & Resorts, Inc.	4,437	82,040
Outfront Media, Inc.	92,959	2,340,707
Prologis, Inc.	36,645	2,325,492
Simon Property Group, Inc.	34,910	5,620,859
Ventas, Inc.	86,460	5,631,140

		18,289,850
Food & Staples Retailing — 1.6%
Costco Wholesale Corp.	32,923	5,408,920
Wal-Mart Stores, Inc.(b)	35,738	2,792,567

		8,201,487
Food Products — 2.4%
Archer-Daniels-Midland Co.	143,712	6,109,197
Bunge Ltd.	58,308	4,050,074
Hershey Co. (The)	4,940	539,300
Ingredion, Inc.	8,241	994,194
Pilgrim’s Pride Corp.(a)	10,353	294,129
Tyson Foods, Inc., Class A	4,445	313,150

		12,300,044
Health Care Equipment & Supplies — 2.8%
Baxter International, Inc.	101,791	6,387,385
Edwards Lifesciences Corp.(a)	26,474	2,893,873
IDEXX Laboratories, Inc.(a)	34,378	5,345,435

		14,626,693
Health Care Providers & Services — 3.4%
AmerisourceBergen Corp.	7,855	650,001
Humana, Inc.	26,892	6,551,698
McKesson Corp.	24,109	3,703,383
UnitedHealth Group, Inc.	36,490	7,146,567

		18,051,649

SCHEDULES OF INVESTMENTS	1

Schedule of Investments (continued) September 30, 2017 (Unaudited)	BlackRock Advantage Large Cap Core V.I. Fund (Percentages shown are based on Net Assets) (Formerly BlackRock Large Cap Core V.I. Fund)

Security	Shares	Value
Health Care Technology — 0.6%
Veeva Systems, Inc., Class A(a)	57,041	$3,217,683

Hotels, Restaurants & Leisure — 2.6%
Carnival Corp.	51,090	3,298,881
Choice Hotels International, Inc.	3,110	198,729
Extended Stay America, Inc.	54,111	1,082,220
International Game Technology plc	24,143	592,711
McDonald’s Corp.	53,635	8,403,532

		13,576,073
Household Products — 0.0%
Kimberly-Clark Corp.	447	52,603

Industrial Conglomerates — 1.3%
3M Co.	33,243	6,977,706

Insurance — 4.3%
Allstate Corp. (The)	1,460	134,189
Aon plc	3,213	469,419
First American Financial Corp.	21,394	1,069,058
Lincoln National Corp.	81,238	5,969,368
Marsh & McLennan Cos., Inc.	78,898	6,612,442
Principal Financial Group, Inc.	4,170	268,298
Prudential Financial, Inc.	53,210	5,657,287
Reinsurance Group of America, Inc.	1,228	171,343
Unum Group.	15,518	793,435
Validus Holdings Ltd.	29,500	1,451,695

		22,596,534
Internet & Direct Marketing Retail — 1.5%
Amazon.com, Inc.(a)	7,128	6,852,503
Expedia, Inc.	5,734	825,352

		7,677,855
Internet Software & Services — 4.6%(a)
Alphabet, Inc., Class A	9,580	9,328,238
Alphabet, Inc., Class C	6,504	6,238,051
Facebook, Inc., Class A	41,266	7,051,122
VeriSign, Inc.(b)	13,116	1,395,411

		24,012,822
IT Services — 5.0%
Accenture plc, Class A	48,401	6,537,523
Booz Allen Hamilton Holding Corp.	18,719	699,903
Broadridge Financial Solutions, Inc.	31,791	2,569,349
Euronet Worldwide, Inc.(a)	6,399	606,561
Fidelity National Information Services, Inc.	10,329	964,625
International Business Machines Corp.	32,070	4,652,716
Mastercard, Inc., Class A	59,821	8,446,725
Total System Services, Inc.	6,898	451,819
Visa, Inc., Class A(b)	13,403	1,410,532

		26,339,753
Leisure Products — 1.1%
Hasbro, Inc.	60,437	5,902,882

Life Sciences Tools & Services — 0.1%
Waters Corp.(a)	4,035	724,363

Machinery — 3.4%
Illinois Tool Works, Inc.	35,818	5,299,631
Ingersoll-Rand plc	67,910	6,055,535
PACCAR, Inc.	85,997	6,221,023

		17,576,189
Media — 1.7%
Comcast Corp., Class A	174,776	6,725,381
Interpublic Group of Cos., Inc. (The)	9,400	195,426
Live Nation Entertainment, Inc.(a)	5,168	225,066

Security	Shares	Value
Media (continued)
Scripps Networks Interactive, Inc., Class A	1,851	$158,982
Time Warner, Inc.	16,699	1,710,813

		9,015,668
Metals & Mining — 1.2%
Newmont Mining Corp.	164,032	6,152,840

Multiline Retail — 1.1%
Target Corp.	95,459	5,633,036

Multi-Utilities — 1.2%
CMS Energy Corp.	120,415	5,577,623
Vectren Corp.	7,045	463,349

		6,040,972
Oil, Gas & Consumable Fuels — 5.4%
Anadarko Petroleum Corp.	64,918	3,171,244
ConocoPhillips	139,145	6,964,207
Devon Energy Corp.	75,354	2,766,245
Exxon Mobil Corp.	72,956	5,980,933
Marathon Petroleum Corp.	8,699	487,840
Suncor Energy, Inc.	64,434	2,257,123
Valero Energy Corp.	72,858	5,604,966
Williams Cos., Inc. (The)	30,086	902,881

		28,135,439
Personal Products — 0.7%
Estee Lauder Cos., Inc. (The), Class A	32,425	3,496,712
Herbalife Ltd.(a)	1,511	102,491

		3,599,203
Pharmaceuticals — 2.7%
Bristol-Myers Squibb Co	1,755	111,864
Catalent, Inc.(a)	110,106	4,395,431
Johnson & Johnson	18,655	2,425,337
Merck & Co., Inc.	44,469	2,847,350
Prestige Brands Holdings, Inc.(a)	12,695	635,893
Zoetis, Inc.	57,874	3,690,046

		14,105,921
Real Estate Management & Development — 0.0%
CBRE Group, Inc., Class A(a)(b)	6,448	244,250

Road & Rail — 0.0%
Ryder System, Inc.	1,525	128,939

Semiconductors & Semiconductor Equipment — 3.5%
Intel Corp.	208,011	7,921,059
KLA-Tencor Corp.	4,895	518,870
Maxim Integrated Products, Inc.	48,840	2,330,157
Texas Instruments, Inc.	85,499	7,664,130

		18,434,216
Software — 3.8%
Activision Blizzard, Inc.	77,576	5,004,428
Adobe Systems, Inc.(a)	47,144	7,032,942
Microsoft Corp.	85,477	6,367,182
Oracle Corp.	23,060	1,114,951
Verint Systems, Inc.(a)	6,612	276,712
VMware, Inc., Class A(a)(b)	2,270	247,861

		20,044,076
Specialty Retail — 2.4%
Aaron’s, Inc.	59,260	2,585,514
Best Buy Co., Inc.	30,303	1,726,059
Home Depot, Inc. (The)	22,099	3,614,512
Lowe’s Cos., Inc.	29,758	2,378,855

2	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (continued) September 30, 2017 (Unaudited)	BlackRock Advantage Large Cap Core V.I. Fund (Percentages shown are based on Net Assets) (Formerly BlackRock Large Cap Core V.I. Fund)

Security	Shares	Value
Specialty Retail (continued)
TJX Cos., Inc. (The)	28,062	$2,069,011

		12,373,951
Technology Hardware, Storage & Peripherals — 3.4%
Apple, Inc.	93,472	14,405,905
HP, Inc.	40,863	815,625
NCR Corp.(a)	70,605	2,649,100

		17,870,630
Textiles, Apparel & Luxury Goods — 0.2%
NIKE, Inc., Class B	4,141	214,711
Skechers U.S.A., Inc., Class A(a)	29,805	747,807

		962,518
Thrifts & Mortgage Finance — 0.1%
Essent Group Ltd.(a)	8,845	358,222

Tobacco — 1.1%
Altria Group, Inc.	86,891	5,510,627

Wireless Telecommunication Services — 1.3%
Telephone & Data Systems, Inc.	38,674	1,078,618
T-Mobile US, Inc.(a)	93,723	5,778,960

		6,857,578

Total Common Stocks — 99.0% (Cost: $473,124,150)		517,725,009

Total Long-Term Investments — 99.0% (Cost: $473,124,150)		517,725,009

Security	Shares	Value
Short-Term Securities — 1.4%

Money Market Funds — 1.4%(c)(d)
BlackRock Liquidity Funds, T-Fund, Institutional Class,
0.91%	4,004,718	$4,004,718
SL Liquidity Series, LLC, Money Market Series,
1.32%(e)	3,288,238	3,288,567

Total Money Market Funds — 1.4% (Cost: $7,293,285)		7,293,285

Total Short-Term Securities — 1.4% (Cost: $7,293,285)		7,293,285

Total Investments — 100.4% (Cost: $480,417,435)		525,018,294
Liabilities in Excess of Other Assets — (0.4)%		(1,988,508)

Net Assets — 100.0%		$523,029,786

(a)	Non-income producing security.
(b)	Security, or a portion of security, is on loan.
(c)	During the period ended September 30, 2017, investments in issuers considered to be affiliates of the Fund for purpose of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 12/31/16	Net Activity	Shares Held at 09/30/17	Value at 09/30/17	Net Realized Loss(1)	Change in Unrealized Depreciation	Income
BlackRock Liquidity Funds, T-Fund, Institutional Class	16,275,353	(12,270,635)	4,004,718	$4,004,718	$—	$—	$46,893
SL Liquidity Series, LLC, Money Market Series	15,692,070	(12,403,832)	3,288,238	3,288,567	(2,176)	(159)	54,660	(2)

				$7,293,285	$(2,176)	$(159)	$101,553

(1)	Includes net capital gain distributions, if applicable.
(2)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(d)	Annualized 7-day yield as of period end.
(e)	Security was purchased with the cash collateral from loaned securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instrument Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date		Notional Amount (000)	Value/ unrealized Appreciation
Long
S&P 500 E-Mini Index	43	December 2017	USD	5,410	$83,864

SCHEDULES OF INVESTMENTS	3

Schedule of Investments (continued) September 30, 2017 (Unaudited)	BlackRock Advantage Large Cap Core V.I. Fund (Formerly BlackRock Large Cap Core V.I. Fund)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

• Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

• Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

• Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Long-Term Investments
Common Stocks
Aerospace & Defense	$15,009,992	$—	$—	$15,009,992
Auto Components	5,814,794	—	—	5,814,794
Automobiles	1,422,909	—	—	1,422,909
Banks	29,102,258	—	—	29,102,258
Beverages	7,713,277	—	—	7,713,277
Biotechnology	23,449,613	—	—	23,449,613
Building Products	5,840,109	—	—	5,840,109
Capital Markets	20,501,528	—	—	20,501,528
Chemicals	11,310,605	—	—	11,310,605
Commercial Services & Supplies	540,331	—	—	540,331
Communications Equipment	608,744	—	—	608,744
Containers & Packaging	1,249,138	—	—	1,249,138
Diversified Consumer Services	3,387,745	—	—	3,387,745
Diversified Financial Services	3,439,083	—	—	3,439,083
Diversified Telecommunication Services	1,271,959	—	—	1,271,959
Electric Utilities	12,572,196	—	—	12,572,196
Electrical Equipment	10,951,973	—	—	10,951,973
Electronic Equipment, Instruments & Components	7,946,483	—	—	7,946,483
Equity Real Estate Investment Trusts (REITs)	18,289,850	—	—	18,289,850
Food & Staples Retailing	8,201,487	—	—	8,201,487
Food Products	12,300,044	—	—	12,300,044
Health Care Equipment & Supplies	14,626,693	—	—	14,626,693
Health Care Providers & Services	18,051,649	—	—	18,051,649
Health Care Technology	3,217,683	—	—	3,217,683
Hotels, Restaurants & Leisure	13,576,073	—	—	13,576,073
Household Products	52,603	—	—	52,603
Industrial Conglomerates	6,977,706	—	—	6,977,706
Insurance	22,596,534	—	—	22,596,534

4	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (continued) September 30, 2017 (Unaudited)	BlackRock Advantage Large Cap Core V.I. Fund (Formerly BlackRock Large Cap Core V.I. Fund)

	Level 1	Level 2	Level 3	Total
Assets:
Internet & Direct Marketing Retail	$7,677,855	—	—	$7,677,855
Internet Software & Services	24,012,822	—	—	24,012,822
IT Services	26,339,753	—	—	26,339,753
Leisure Products	5,902,882	—	—	5,902,882
Life Sciences Tools & Services	724,363	—	—	724,363
Machinery	17,576,189	—	—	17,576,189
Media	9,015,668	—	—	9,015,668
Metals & Mining	6,152,840	—	—	6,152,840
Multiline Retail	5,633,036	—	—	5,633,036
Multi-Utilities	6,040,972	—	—	6,040,972
Oil, Gas & Consumable Fuels	28,135,439	—	—	28,135,439
Personal Products	3,599,203	—	—	3,599,203
Pharmaceuticals	14,105,921	—	—	14,105,921
Real Estate Management & Development	244,250	—	—	244,250
Road & Rail	128,939	—	—	128,939
Semiconductors & Semiconductor Equipment	18,434,216	—	—	18,434,216
Software	20,044,076	—	—	20,044,076
Specialty Retail	12,373,951	—	—	12,373,951
Technology Hardware, Storage & Peripherals	17,870,630	—	—	17,870,630
Textiles, Apparel & Luxury Goods	962,518	—	—	962,518
Thrifts & Mortgage Finance	358,222	—	—	358,222
Tobacco	5,510,627	—	—	5,510,627
Wireless Telecommunication Services	6,857,578	—	—	6,857,578
Short-Term Securities
Money Market Funds	4,004,718	—	—	4,004,718

	$521,729,727	$—	$—	$521,729,727

Investments Valued at NAV(a)				3,288,567

Total Investments				$525,018,294

Derivative Financial Instruments(b)

Assets:
Equity contracts	$83,864	$—	$—	$83,864

(a)	As of September 30, 2017, certain of the Fund’s investments were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended September 30, 2017, there were no transfers between levels.

SCHEDULES OF INVESTMENTS	5

Schedule of Investments September 30, 2017 (unaudited)	BlackRock Advantage Large Cap Value V.I. Fund (Percentages shown are based on Net Assets) (Formerly BlackRock Large Cap Value V.I. Fund)

Security	Shares	Value
Common Stocks — 99.0%

Aerospace & Defense — 2.0%
Boeing Co. (The)	3,183	$809,150
Raytheon Co.	7,054	1,316,135

		2,125,285
Auto Components — 1.0%
BorgWarner, Inc.	20,395	1,044,836
Tenneco, Inc.	788	47,808

		1,092,644
Banks — 11.3%
Bank of America Corp.	125,823	3,188,355
Citigroup, Inc.	19,478	1,416,830
Citizens Financial Group, Inc.	34,621	1,311,097
First Horizon National Corp	50,555	968,128
JPMorgan Chase & Co.	19,031	1,817,651
SunTrust Banks, Inc.	16,785	1,003,239
Synovus Financial Corp.	26,423	1,217,043
US Bancorp	3,571	191,370
Wells Fargo & Co.	17,673	974,666

		12,088,379
Beverages — 1.0%
Coca-Cola European Partners plc	7,719	321,265
Dr Pepper Snapple Group, Inc.	8,100	716,607

		1,037,872
Biotechnology — 2.7%
Amgen, Inc.	4,436	827,092
Celgene Corp.(a)	4,450	648,899
Gilead Sciences, Inc.	16,444	1,332,293

		2,808,284
Building Products — 1.1%
Masco Corp.	29,860	1,164,839

Capital Markets — 4.2%
BGC Partners, Inc., Class A	942	13,631
CME Group, Inc.	2,839	385,196
Evercore, Inc., Class A	6,380	511,995
Intercontinental Exchange, Inc.	16,200	1,112,940
S&P Global, Inc.	7,332	1,146,065
SEI Investments Co	18,725	1,143,349

		4,313,176
Chemicals — 1.4%
Air Products & Chemicals, Inc.	130	19,659
Cabot Corp.	4,869	271,690
Eastman Chemical Co.	13,082	1,183,790

		1,475,139
Commercial Services & Supplies — 0.0%
LSC Communications, Inc.	2,386	39,393

Communications Equipment — 0.9%
Cisco Systems, Inc.	15,458	519,853
InterDigital, Inc.	4,159	306,726
Juniper Networks, Inc.	2,126	59,167

		885,746
Consumer Finance — 0.6%
Discover Financial Services	10,170	655,762

Containers & Packaging — 0.2%
WestRock Co.	3,348	189,932

Security	Shares	Value
Diversified Consumer Services — 0.4%
H&R Block, Inc.	14,564	$385,655

Diversified Financial Services — 2.1%
Berkshire Hathaway, Inc., Class B(a)	12,132	2,224,038

Diversified Telecommunication Services — 1.4%
AT&T, Inc	23,421	917,401
Level 3 Communications, Inc.(a)	2,558	136,316
Verizon Communications, Inc.	8,492	420,269

		1,473,986
Electric Utilities — 3.9%
Duke Energy Corp.	9,080	761,994
Portland General Electric Co	23,563	1,075,415
Westar Energy, Inc.	22,750	1,128,400
Xcel Energy, Inc.	24,620	1,165,018

		4,130,827
Electrical Equipment — 2.0%
Hubbell, Inc.	9,928	1,151,847
Rockwell Automation, Inc.	5,437	968,928

		2,120,775
Electronic Equipment, Instruments & Components — 1.0%
CDW Corp.(b)	3,482	229,812
Dolby Laboratories, Inc., Class A	6,665	383,371
FLIR Systems, Inc.	1,895	73,734
TE Connectivity Ltd.	1,860	154,492
Zebra Technologies Corp., Class A(a)	1,627	176,660

		1,018,069
Energy Equipment & Services — 0.3%
Baker Hughes a GE Co.	5,476	200,531
Halliburton Co.	2,953	135,927

		336,458
Equity Real Estate Investment Trusts (REITs) — 5.0%
Brixmor Property Group, Inc.	37,590	706,692
Gaming and Leisure Properties, Inc.	2,041	75,292
Host Hotels & Resorts, Inc.	5,799	107,224
Outfront Media, Inc.	45,400	1,143,172
Prologis, Inc.	11,935	757,395
Simon Property Group, Inc.	6,530	1,051,395
Ventas, Inc.	18,738	1,220,406
Weingarten Realty Investors	1,775	56,338

		5,117,914
Food & Staples Retailing — 1.3%
Costco Wholesale Corp.	4,788	786,621
CVS Health Corp.	7,460	606,647

		1,393,268
Food Products — 3.1%
Archer-Daniels-Midland Co	31,466	1,337,620
Bunge Ltd.	10,270	713,354
Hershey Co. (The)	4,518	493,230
Ingredion, Inc.	3,021	364,453
Pilgrim’s Pride Corp.(a)(b)	9,049	257,082
Tyson Foods, Inc., Class A	1,494	105,252

		3,270,991
Health Care Equipment & Supplies — 2.7%
Alere, Inc.(a)	319	16,266
Baxter International, Inc.	22,313	1,400,141
Edwards Lifesciences Corp.(a)	5,281	577,266
IDEXX Laboratories, Inc.(a)	6,191	962,639

		2,956,312

SCHEDULES OF INVESTMENTS	1

Schedule of Investments (continued) September 30, 2017 (unaudited)	BlackRock Advantage Large Cap Value V.I. Fund (Percentages shown are based on Net Assets) (Formerly BlackRock Large Cap Value V.I. Fund)

Security	Shares	Value
Health Care Providers & Services — 3.4%
Aetna, Inc.	1,203	$191,289
AmerisourceBergen Corp.	1,807	149,529
Express Scripts Holding Co.(a)	4,882	309,128
Humana, Inc.	4,895	1,192,569
McKesson Corp.	5,404	830,108
UnitedHealth Group, Inc.	5,113	1,001,381

		3,674,004
Health Care Technology — 0.0%
Veeva Systems, Inc., Class A(a)(b)	446	25,159

Hotels, Restaurants & Leisure — 1.4%
Carnival Corp.(b)	4,597	296,828
International Game Technology plc	5,988	147,005
McDonald’s Corp.	6,991	1,095,350

		1,539,183
Household Products — 0.8%
Kimberly-Clark Corp.	625	73,550
Procter & Gamble Co. (The)	8,438	767,689

		841,239
Industrial Conglomerates — 0.8%
3M Co.	2,561	537,554
General Electric Co.	15,149	366,303

		903,857
Insurance — 6.7%
Allstate Corp. (The)	120	11,029
First American Financial Corp.	9,804	489,906
Hanover Insurance Group, Inc. (The)	1,727	167,398
Hartford Financial Services Group, Inc. (The)	2,802	155,315
Lincoln National Corp.	17,628	1,295,305
Marsh & McLennan Cos., Inc.	13,831	1,159,176
Principal Financial Group, Inc.	3,690	237,415
Prudential Financial, Inc.	12,782	1,358,982
Reinsurance Group of America, Inc.	552	77,021
Travelers Cos., Inc. (The)	4,704	576,334
Unum Group	6,838	349,627
Validus Holdings Ltd.	24,954	1,227,986
WR Berkley Corp.	255	17,019

		7,122,513
IT Services — 2.4%
Accenture plc, Class A	4,616	623,483
Broadridge Financial Solutions, Inc.	6,369	514,743
Euronet Worldwide, Inc.(a)	259	24,551
Fidelity National Information Services, Inc.	236	22,040
International Business Machines Corp.	6,001	870,625
Mastercard, Inc., Class A	3,941	556,469

		2,611,911
Leisure Products — 1.1%
Hasbro, Inc.	11,961	1,168,231

Machinery — 3.0%
Illinois Tool Works, Inc.	3,926	580,891
Ingersoll-Rand plc	13,579	1,210,839
PACCAR, Inc.	18,979	1,372,941

		3,164,671
Media — 1.1%
Interpublic Group of Cos., Inc. (The)	5,477	113,867
Scripps Networks Interactive, Inc., Class A	334	28,687
Time Warner, Inc.	6,692	685,595
Viacom, Inc., Class B	10,768	299,781

		1,127,930

Security	Shares	Value
Metals & Mining — 1.3%
Newmont Mining Corp.	35,506	$1,331,830

Multiline Retail — 1.2%
Target Corp.(b)	21,647	1,277,389

Multi-Utilities — 2.2%
CMS Energy Corp.	25,397	1,176,389
Vectren Corp.	17,355	1,141,438

		2,317,827
Oil, Gas & Consumable Fuels — 10.0%
Anadarko Petroleum Corp.	27,752	1,355,685
Chevron Corp.	6,651	781,492
ConocoPhillips	33,418	1,672,571
Devon Energy Corp.	18,390	675,097
Exxon Mobil Corp.	38,267	3,137,129
Marathon Petroleum Corp.	3,126	175,306
Phillips 66	7,127	652,904
Suncor Energy, Inc.	11,863	415,561
Valero Energy Corp.	17,758	1,366,123
Williams Cos., Inc. (The)	11,454	343,735

		10,575,603
Personal Products — 0.6%
Estee Lauder Cos., Inc. (The), Class A	6,001	647,148

Pharmaceuticals — 5.1%
Bristol-Myers Squibb Co.	3,825	243,806
Catalent, Inc.(a)	22,198	886,144
Johnson & Johnson	11,393	1,481,204
Merck & Co., Inc.	30,320	1,941,390
Pfizer, Inc.	19,075	680,978
Prestige Brands Holdings, Inc.(a)	1,384	69,325
Zoetis, Inc.	3,945	251,533

		5,554,380
Real Estate Management & Development — 0.0%
Jones Lang LaSalle, Inc.	400	49,400

Semiconductors & Semiconductor Equipment — 3.2%
Intel Corp.	57,715	2,197,787
Texas Instruments, Inc.	13,182	1,181,634

		3,379,421
Software — 0.6%
Adobe Systems, Inc.(a)	1,225	182,745
Oracle Corp.	7,730	373,746

		556,491
Specialty Retail — 1.0%
Aaron’s, Inc.	12,624	550,785
Best Buy Co., Inc.	4,912	279,788
Penske Automotive Group, Inc.	2,191	104,226
TJX Cos., Inc. (The)	1,097	80,882

		1,015,681
Technology Hardware, Storage & Peripherals — 0.6%
HP, Inc.	7,397	147,644
NCR Corp.(a)	13,790	517,401

		665,045
Textiles, Apparel & Luxury Goods — 0.0%
Skechers U.S.A., Inc., Class A(a)	870	21,828

Thrifts & Mortgage Finance — 0.3%
Essent Group Ltd.(a)	7,618	308,529

2	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (continued) September 30, 2017 (unaudited)	BlackRock Advantage Large Cap Value V.I. Fund (Percentages shown are based on Net Assets) (Formerly BlackRock Large Cap Value V.I. Fund)

Security	Shares	Value
Tobacco — 1.3%
Altria Group, Inc.	18,151	$1,151,136
Philip Morris International, Inc.	2,016	223,796

		1,374,932
Wireless Telecommunication Services — 1.3%
Telephone & Data Systems, Inc.	17,982	501,518
T-Mobile US, Inc.(a)	13,084	806,759

		1,308,277
Total Common Stocks — 99.0% (Cost: $95,176,567)		104,867,223

Total Long-Term Investments — 99.0% (Cost: $95,176,567)		104,867,223

Security	Shares	Value
Short-Term Securities — 2.1%

Money Market Funds — 2.1%(c)(d)
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.91%	1,107,971	$1,107,971
SL Liquidity Series LLC, Money Market Series, 1.32%(e)	1,157,387	1,157,503

Total Money Market Funds — 2.1% (Cost: $2,265,474)		2,265,474

Total Short-Term Securities — 2.1% (Cost: $2,265,474)		2,265,474

Total Investments — 101.1% (Cost: $97,442,041)		107,132,697
Liabilities in Excess of Other Assets — (1.1)%		(1,190,590)

Net Assets — 100.0%		$105,942,107

(a)	Non-income producing security.
(b)	Security, or a portion of security, is on loan.
(c)	During the period ended September 30, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliates	Shares Held at 12/31/16	Net Activity	Shares Held at 09/30/17	Value at 09/30/17	Net Realized Gain (Loss) (1)	Change in Unrealized Appreciation (Depreciation)	Income
BlackRock Liquidity Funds, T-Fund, Institutional Class	2,392,712	(1,284,741)	1,107,971	$1,107,971	$—	$—	$15,357
SL Liquidity Series, LLC, Money Market Series	3,499,173	(2,341,786)	1,157,387	1,157,503	(330)	(20)	12,576	(2)

Total				$2,265,474	$(330)	$(20)	$27,933

(1)	Includes net capital gain distributions, if applicable.
(2)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(d)	Annualized 7-day yield as of period end.
(e)	Security was purchased with the cash collateral from loaned securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/Unrealized Appreciation(Depreciation)
Long Contracts
S&P 500 E-Mini Index	9	December 2017	$1,132	$21,516

SCHEDULES OF INVESTMENTS	3

Schedule of Investments (continued) September 30, 2017 (unaudited)	BlackRock Advantage Large Cap Value V.I. Fund (Formerly BlackRock Large Cap Value V.I. Fund)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors.

Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Long-Term Investments
Common Stocks
Aerospace & Defense	$2,125,285	$—	$—	$2,125,285
Auto Components	1,092,644	—	—	1,092,644
Banks	12,088,379	—	—	12,088,379
Beverages	1,037,872	—	—	1,037,872
Biotechnology	2,808,284	—	—	2,808,284
Building Products	1,164,839	—	—	1,164,839
Capital Markets	4,313,176	—	—	4,313,176
Chemicals	1,475,139	—	—	1,475,139
Commercial Services & Supplies	39,393	—	—	39,393
Communications Equipment	885,746	—	—	885,746
Consumer Finance	655,762	—	—	655,762
Containers & Packaging	189,932	—	—	189,932
Diversified Consumer Services	385,655	—	—	385,655
Diversified Financial Services	2,224,038	—	—	2,224,038
Diversified Telecommunication Services	1,473,986	—	—	1,473,986
Electric Utilities	4,130,827	—	—	4,130,827
Electrical Equipment	2,120,775	—	—	2,120,775
Electronic Equipment, Instruments & Components	1,018,069	—	—	1,018,069
Energy Equipment & Services	336,458	—	—	336,458
Equity Real Estate Investment Trusts (REITs)	5,117,914	—	—	5,117,914
Food & Staples Retailing	1,393,268	—	—	1,393,268
Food Products	3,270,991	—	—	3,270,991
Health Care Equipment & Supplies	2,956,312	—	—	2,956,312
Health Care Providers & Services	3,674,004	—	—	3,674,004
Health Care Technology	25,159	—	—	25,159
Hotels, Restaurants & Leisure	1,539,183	—	—	1,539,183
Household Products	841,239	—	—	841,239
Industrial Conglomerates	903,857	—	—	903,857

4	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (continued) September 30, 2017 (unaudited)	BlackRock Advantage Large Cap Value V.I. Fund (Formerly BlackRock Large Cap Value V.I. Fund)

	Level 1	Level 2	Level 3	Total
Assets:
Insurance	$7,122,513	$—	$—	$7,122,513
IT Services	2,611,911	—	—	2,611,911
Leisure Products	1,168,231	—	—	1,168,231
Machinery	3,164,671	—	—	3,164,671
Media	1,127,930	—	—	1,127,930
Metals & Mining	1,331,830	—	—	1,331,830
Multiline Retail	1,277,389	—	—	1,277,389
Multi-Utilities	2,317,827	—	—	2,317,827
Oil, Gas & Consumable Fuels	10,575,603	—	—	10,575,603
Personal Products	647,148	—	—	647,148
Pharmaceuticals	5,554,380	—	—	5,554,380
Real Estate Management & Development	49,400	—	—	49,400
Semiconductors & Semiconductor Equipment	3,379,421	—	—	3,379,421
Software	556,491	—	—	556,491
Specialty Retail	1,015,681	—	—	1,015,681
Technology Hardware, Storage & Peripherals	665,045	—	—	665,045
Textiles, Apparel & Luxury Goods	21,828	—	—	21,828
Thrifts & Mortgage Finance	308,529	—	—	308,529
Tobacco	1,374,932	—	—	1,374,932
Wireless Telecommunication Services	1,308,277	—	—	1,308,277
Short-Term Securities
Money Market Funds	1,107,971	—	—	1,107,971

	$105,975,194	$—	$—	$105,975,194

Investments Valued at NAV(a)				1,157,503

Total Investments				$107,132,697

Derivative Financial Instruments(b)

Assets:
Equity contracts	$21,516	$—	$—	$21,516

(a)	As of September 30, 2017, certain of the Fund’s investments were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended September 30, 2017, there were no transfers between levels.

SCHEDULES OF INVESTMENTS	5

Schedule of Investments September 30, 2017 (unaudited)	BlackRock Advantage U.S. Total Market V.I. Fund (Percentages shown are based on Net Assets) (Formerly BlackRock Value Opportunities V.I. Fund)

Security	Shares	Value
Common Stocks — 99.1%

Aerospace & Defense — 3.2%
Boeing Co. (The)	7,088	$1,801,841
Curtiss-Wright Corp.	27,359	2,860,110
HEICO Corp., Class A	28,935	2,204,847
Raytheon Co.	8,347	1,557,383

		8,424,181
Airlines — 1.1%
Hawaiian Holdings, Inc.(a)	77,141	2,896,645

Auto Components — 1.7%
Lear Corp.	17,079	2,956,033
Tenneco, Inc.	24,516	1,487,386

		4,443,419
Banks — 7.0%
Bank of America Corp.(b)	148,136	3,753,766
Banner Corp.	17,093	1,047,459
Citigroup, Inc.	37,231	2,708,183
Citizens Financial Group, Inc.	1,548	58,623
First Horizon National Corp.	151,060	2,892,799
JPMorgan Chase & Co.	40,314	3,850,390
Sandy Spring Bancorp, Inc.	3,594	148,935
United Community Banks, Inc.	3,763	107,396
Webster Financial Corp.	13,087	687,722
Wintrust Financial Corp.	36,973	2,895,356

		18,150,629
Beverages — 1.4%
PepsiCo, Inc.	33,537	3,737,028

Biotechnology — 4.2%
Alexion Pharmaceuticals, Inc.(a)	21,468	3,011,746
Amgen, Inc.	11,543	2,152,192
Celgene Corp.(a)	12,286	1,791,544
Gilead Sciences, Inc.	45,246	3,665,831
United Therapeutics Corp.(a)(b)	3,399	398,329

		11,019,642
Building Products — 0.0%
Ply Gem Holdings, Inc.(a)	2,622	44,705

Capital Markets — 4.2%
BGC Partners, Inc., Class A	212,245	3,071,185
CME Group, Inc.	1,241	168,379
Evercore, Inc., Class A	21,989	1,764,617
Intercontinental Exchange, Inc.	12,718	873,727
Moelis & Co., Class A	66,636	2,868,680
Morgan Stanley	1,718	82,756
OM Asset Management plc	33,070	493,404
S&P Global, Inc.	10,380	1,622,498

		10,945,246
Chemicals — 0.7%
AdvanSix, Inc.(a)	17,542	697,294
Air Products & Chemicals, Inc.	2,110	319,074
Innospec, Inc.	607	37,421
Koppers Holdings, Inc.(a)	638	29,444
LyondellBasell Industries NV, Class A	6,892	682,653
Valhi, Inc.(b)	2,611	6,345

		1,772,231

Security	Shares	Value
Commercial Services & Supplies — 1.1%
ARC Document Solutions, Inc.(a)	339	$1,387
Brink’s Co. (The)	34,568	2,912,354
CECO Environmental Corp.(b)	77	651

		2,914,392
Communications Equipment — 1.4%
Cisco Systems, Inc.(b)	71,961	2,420,048
InterDigital, Inc.	4,384	323,320
Ubiquiti Networks, Inc.(a)(b)	15,531	870,047

		3,613,415
Construction & Engineering — 0.2%
MasTec, Inc.(a)	12,712	589,837

Consumer Finance — 0.7%(a)
Enova International, Inc.(b)	12,422	167,076
Green Dot Corp., Class A	31,774	1,575,355

		1,742,431
Diversified Consumer Services — 0.6%(a)
Grand Canyon Education, Inc.	14,787	1,342,955
Weight Watchers International, Inc.	7,650	333,158

		1,676,113
Diversified Financial Services — 0.6%
Berkshire Hathaway, Inc., Class B(a)	7,777	1,425,680

Diversified Telecommunication Services — 2.4%
Cogent Communications Holdings, Inc.(b)	46,541	2,275,855
Level 3 Communications, Inc.(a)	2,913	155,234
Verizon Communications, Inc.	78,343	3,877,195

		6,308,284
Electric Utilities — 1.7%
Duke Energy Corp.	10,408	873,439
Portland General Electric Co.	62,611	2,857,566
Westar Energy, Inc.	14,151	701,890

		4,432,895
Electronic Equipment, Instruments & Components — 0.4%(a)
Insight Enterprises, Inc.	22,744	1,044,405
KEMET Corp.	3,985	84,203

		1,128,608
Energy Equipment & Services — 0.8%
Baker Hughes a GE Co.	1,755	64,268
Diamond Offshore Drilling, Inc.(a)(b)	52,195	756,827
Exterran Corp.(a)	5,157	163,013
Halliburton Co.	22,607	1,040,600
Schlumberger Ltd.(b)	1,392	97,106

		2,121,814
Equity Real Estate Investment Trusts (REITs) — 3.9%
CoreSite Realty Corp.	11,092	1,241,195
DCT Industrial Trust, Inc.	47,946	2,777,032
DiamondRock Hospitality Co.	20,263	221,880
Digital Realty Trust, Inc.	416	49,270
First Industrial Realty Trust, Inc.	6,056	182,225
PS Business Parks, Inc.	329	43,922
QTS Realty Trust, Inc., Class A	19,501	1,021,072
Ryman Hospitality Properties, Inc.	2,662	166,348
Simon Property Group, Inc.	15,372	2,475,046
Terreno Realty Corp.	24,564	888,726
Ventas, Inc.(b)	17,046	1,110,206

		10,176,922

SCHEDULES OF INVESTMENTS	1

Schedule of Investments (continued) September 30, 2017 (unaudited)	BlackRock Advantage U.S. Total Market V.I. Fund (Percentages shown are based on Net Assets) (Formerly BlackRock Value Opportunities V.I. Fund)

Security	Shares	Value
Food & Staples Retailing — 1.7%
CVS Health Corp.	6,908	$561,758
Wal-Mart Stores, Inc.(b)	49,626	3,877,776

		4,439,534
Food Products — 0.8%
Archer-Daniels-Midland Co.	18,002	765,265
Dean Foods Co.(b)	97,972	1,065,935
Tyson Foods, Inc., Class A	1,907	134,348

		1,965,548
Health Care Equipment & Supplies — 1.4%
Masimo Corp.(a)	33,782	2,924,170
Medtronic plc	10,334	803,675

		3,727,845
Health Care Providers & Services — 1.9%
Humana, Inc.	316	76,987
UnitedHealth Group, Inc.	10,897	2,134,178
WellCare Health Plans, Inc.(a)	15,450	2,653,383

		4,864,548
Health Care Technology — 0.2%
Quality Systems, Inc.(a)	34,941	549,622

Hotels, Restaurants & Leisure — 2.2%
Bloomin’ Brands, Inc.(b)	45,975	809,160
Cheesecake Factory, Inc. (The)(b)	35,882	1,511,350
McDonald’s Corp.	22,064	3,456,987

		5,777,497
Household Durables — 0.7%(a)
Taylor Morrison Home Corp., Class A	45,943	1,013,043
TopBuild Corp.	11,450	746,197

		1,759,240
Household Products — 0.8%
Kimberly-Clark Corp.	357	42,012
Procter & Gamble Co. (The)(b)	23,481	2,136,301

		2,178,313
Industrial Conglomerates — 2.3%
3M Co.	19,005	3,989,150
Honeywell International, Inc.	13,245	1,877,346

		5,866,496
Insurance — 1.2%
Infinity Property & Casualty Corp.	3,479	327,722
James River Group Holdings Ltd.	48,684	2,019,413
Marsh & McLennan Cos., Inc.(b)	9,630	807,090
Selective Insurance Group, Inc.	1,092	58,804

		3,213,029
Internet & Direct Marketing Retail — 1.2%(b)
Amazon.com, Inc.(a)	3,153	3,031,137
Nutrisystem, Inc.	1,157	64,676

		3,095,813
Internet Software & Services — 4.2%
Alphabet, Inc., Class A(a)	4,916	4,786,807
Alphabet, Inc., Class C(a)	2,990	2,867,739
Facebook, Inc., Class A(a)	18,741	3,202,275
YuMe, Inc.	596	2,760

		10,859,581
IT Services — 4.5%
Accenture plc, Class A	5,967	805,963
CSG Systems International, Inc.	296	11,869
Euronet Worldwide, Inc.(a)	19,544	1,852,576
International Business Machines Corp.	12,716	1,844,837

Security	Shares	Value
IT Services (continued)
Mastercard, Inc., Class A	21,528	$3,039,754
Visa, Inc., Class A(b)	39,851	4,193,919

		11,748,918
Leisure Products — 0.8%
Brunswick Corp.	35,389	1,980,722

Life Sciences Tools & Services — 1.1%(a)
PAREXEL International Corp.	493	43,423
PRA Health Sciences, Inc.	38,412	2,925,842

		2,969,265
Machinery — 0.9%
Alamo Group, Inc.	830	89,117
Global Brass & Copper Holdings, Inc.	6,956	235,113
Harsco Corp.(a)	13,251	276,946
Illinois Tool Works, Inc.(b)	530	78,419
Kadant, Inc.	3,860	380,403
Meritor, Inc.(a)	43,925	1,142,489
PACCAR, Inc.	381	27,561

		2,230,048
Media — 2.1%
Comcast Corp., Class A	112,944	4,346,085
Time Warner, Inc.	7,674	786,201
Walt Disney Co. (The)	2,361	232,724

		5,365,010
Metals & Mining — 1.1%
Materion Corp.	11,307	487,897
Newmont Mining Corp.	51,292	1,923,963
Schnitzer Steel Industries, Inc., Class A(b)	13,404	377,323
Worthington Industries, Inc.	2,288	105,248

		2,894,431
Mortgage Real Estate Investment Trusts (REITs) — 0.7%
Invesco Mortgage Capital, Inc.	64,972	1,112,971
New Residential Investment Corp.	49,147	822,229

		1,935,200
Multiline Retail — 0.5%
Big Lots, Inc.	441	23,624
Target Corp.(b)	23,156	1,366,436

		1,390,060
Multi-Utilities — 0.9%
Avista Corp.(b)	632	32,719
CMS Energy Corp.	50,642	2,345,737

		2,378,456
Oil, Gas & Consumable Fuels — 4.7%
Anadarko Petroleum Corp.	26,904	1,314,260
Chevron Corp.	11,177	1,313,297
ConocoPhillips	68,240	3,415,412
Devon Energy Corp.	34,290	1,258,786
Eclipse Resources Corp.(a)(b)	154,132	385,330
EP Energy Corp., Class A(a)(b)	16,342	53,275
Exxon Mobil Corp.	27,422	2,248,056
Pacific Ethanol, Inc.(a)(b)	63,271	351,154
Phillips 66	8,202	751,385
Valero Energy Corp.	14,550	1,119,332
Williams Cos., Inc. (The)	1,872	56,179

		12,266,466
Paper & Forest Products — 1.0%
Louisiana-Pacific Corp.(a)	100,524	2,722,190

2	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (continued) September 30, 2017 (unaudited)	BlackRock Advantage U.S. Total Market V.I. Fund (Percentages shown are based on Net Assets) (Formerly BlackRock Value Opportunities V.I. Fund)

Security	Shares	Value
Personal Products — 0.2%
Estee Lauder Cos., Inc. (The), Class A	1,333	$143,751
Herbalife Ltd.(a)	695	47,142
Inter Parfums, Inc.(b)	4,589	189,296

		380,189
Pharmaceuticals — 5.5%
Bristol-Myers Squibb Co.	22,274	1,419,745
Catalent, Inc.(a)	71,133	2,839,629
Corcept Therapeutics, Inc.(a)(b)	17,605	339,776
Johnson & Johnson	27,814	3,616,098
Merck & Co., Inc.	66,354	4,248,647
Prestige Brands Holdings, Inc.(a)	36,306	1,818,568

		14,282,463
Professional Services — 0.2%
Insperity, Inc.	146	12,848
WageWorks, Inc.(a)	9,076	550,913

		563,761
Road & Rail — 0.8%
Union Pacific Corp.	17,252	2,000,714

Semiconductors & Semiconductor Equipment — 3.1%
Entegris, Inc.(a)	49,736	1,434,883
Intel Corp.	122,000	4,645,760
IXYS Corp.(a)	246	5,830
Texas Instruments, Inc.	21,637	1,939,541

		8,026,014
Software — 5.7%
Adobe Systems, Inc.(a)	21,617	3,224,824
Imperva, Inc.(a)	27,363	1,187,554
Microsoft Corp.	36,566	2,723,801
Oracle Corp.	46,313	2,239,234
RingCentral, Inc., Class A(a)	9,155	382,221
Varonis Systems, Inc.(a)(b)	39,404	1,651,028
Verint Systems, Inc.(a)	67,623	2,830,023
VMware, Inc., Class A(a)(b)	5,259	574,230

		14,812,915
Specialty Retail — 2.1%
Aaron’s, Inc.	20,148	879,057
Home Depot, Inc. (The)(b)	13,919	2,276,592
Lowe’s Cos., Inc.	29,608	2,366,863

		5,522,512
Technology Hardware, Storage & Peripherals — 2.8%
Apple, Inc.	46,625	7,185,845

Security	Shares	Value
Textiles, Apparel & Luxury Goods — 0.7%
NIKE, Inc., Class B	35,567	$1,844,149

Thrifts & Mortgage Finance — 1.0%
Essent Group Ltd.(a)	55,662	2,254,311
Riverview Bancorp, Inc.	25,565	214,746

		2,469,057
Tobacco — 2.0%
Altria Group, Inc.	32,231	2,044,090
Philip Morris International, Inc.	29,539	3,279,124

		5,323,214
Trading Companies & Distributors — 0.8%
Applied Industrial Technologies, Inc.	20,959	1,379,102
MRC Global, Inc.(a)	30,474	532,990
Triton International Ltd.(a)(b)	1,238	41,201

		1,953,293
Wireless Telecommunication Services — 0.0%
Boingo Wireless, Inc.(a)(b)	3,428	73,256

Total Common Stocks — 99.1% (Cost: $246,670,354)		258,179,331

Total Long-Term Investments — 99.1% (Cost: $246,670,354)		258,179,331

Short-Term Securities — 5.4%

Money Market Funds — 5.4%(c)(d)
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.91%	1,964,430	1,964,430
SL Liquidity Series, LLC, Money Market Series, 1.32%(e)	11,999,384	12,000,584

Total Money Market Funds — 5.4% (Cost: $13,965,014)		13,965,014

Total Short-Term Securities — 5.4% (Cost: $13,965,014)		13,965,014

Total Investments — 104.5% (Cost: $260,635,368)		272,144,345
Liabilities in Excess of Other Assets — (4.5)%		(11,625,149)

Net Assets — 100.0%		$260,519,196

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	During the period ended September 30, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliates	Shares Held at 12/31/16	Net Activity	Shares Held at 09/30/17	Value at 09/30/17	Net Realized Gain (Loss) (1)	Change in Unrealized Appreciation (Depreciation)	Income
BlackRock Liquidity Funds, T-Fund, Institutional Class	8,781,802	(6,817,372)	1,964,430	$1,964,430	$—	$—	$19,281
SL Liquidity Series, LLC, Money Market Series	33,718,069	(21,718,685)	11,999,384	12,000,584	755	862	90,420	(2)

				$13,965,014	$755	$862	$109,701

(1)	Includes net capital gain distributions,if applicable.

SCHEDULES OF INVESTMENTS	3

Schedule of Investments (continued) September 30, 2017 (unaudited)	BlackRock Advantage U.S. Total Market V.I. Fund (Formerly BlackRock Value Opportunities V.I. Fund)

(2)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(d)	Annualized 7-day yield as of period end.
(e)	Security was purchased with the cash collateral from loaned securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instrument Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	20	December 2017	$2,516	$36,266

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Long-Term Investments(a)	$258,179,331	$—	$—	$258,179,331
Short-Term Securities	1,964,430	—	—	1,964,430

Subtotal	$260,143,761	$—	$—	$260,143,761

Investments valued at NAV(b)				12,000,584

Total Investments				$272,144,345

Derivative Financial Instruments(c)

Assets:
Equity contracts	$36,266	$—	$—	$36,266

4	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (continued) September 30, 2017 (unaudited)	BlackRock Advantage U.S. Total Market V.I. Fund (Formerly BlackRock Value Opportunities V.I. Fund)

(a)	See above Schedule of Investments for values in each industry.
(b)	As of September 30, 2017, certain of the Fund’s investments were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended September 30, 2017, there were no transfers between levels.

SCHEDULES OF INVESTMENTS	5

Schedule of Investments September 30, 2017 (unaudited)	BlackRock Basic Value V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 97.3%

Airlines — 0.2%
Delta Air Lines, Inc.	21,284	$1,026,314

Auto Components — 1.1%
Lear Corp.	28,770	4,979,512

Banks — 13.6%
Bank of America Corp.	468,235	11,865,075
Citigroup, Inc.	328,560	23,899,454
JPMorgan Chase & Co.	246,197	23,514,276
Regions Financial Corp.	348,518	5,307,929

		64,586,734
Beverages — 0.3%
PepsiCo, Inc.	13,084	1,457,950

Biotechnology — 2.6%
Gilead Sciences, Inc.	151,834	12,301,591

Capital Markets — 4.0%
E*TRADE Financial Corp.(a)	64,980	2,833,778
Morgan Stanley	178,075	8,577,873
Nasdaq, Inc.	99,480	7,716,663

		19,128,314
Chemicals — 0.7%
Akzo Nobel NV, ADR	107,889	3,312,192

Communications Equipment — 4.8%
Cisco Systems, Inc.(b)	681,051	22,903,745

Consumer Finance — 3.1%
Capital One Financial Corp	77,290	6,543,371
Discover Financial Services	62,030	3,999,694
SLM Corp.(a)	350,586	4,021,222

		14,564,287
Containers & Packaging — 1.6%
Avery Dennison Corp	12,982	1,276,650
Bemis Co., Inc.	23,253	1,059,639
Crown Holdings, Inc.(a)	31,208	1,863,742
Graphic Packaging Holding Co.	86,102	1,201,123
Owens-Illinois, Inc.(a)	91,314	2,297,460

		7,698,614
Diversified Telecommunication Services — 2.3%
Verizon Communications, Inc.	218,670	10,821,978

Electric Utilities — 4.3%
Exelon Corp	347,807	13,101,890
FirstEnergy Corp.	180,990	5,579,922
PG&E Corp.	26,340	1,793,490

		20,475,302
Electrical Equipment — 1.1%
ABB Ltd., ADR(b)	206,120	5,101,470

Equity Real Estate Investment Trusts (REITs) — 0.2%
Brixmor Property Group, Inc.	53,880	1,012,944

Food & Staples Retailing — 3.9%
CVS Health Corp.	21,424	1,742,199
Kroger Co. (The)	331,949	6,658,897
Walgreens Boots Alliance, Inc.	131,558	10,158,909

		18,560,005
Food Products — 3.4%
General Mills, Inc.	110,322	5,710,267
JM Smucker Co. (The)	32,492	3,409,385
Kellogg Co.(b)	48,690	3,036,795

Security	Shares	Value
Food Products (continued)
Mondelez International, Inc., Class A	31,109	$1,264,892
Tyson Foods, Inc., Class A	35,662	2,512,388

		15,933,727
Health Care Equipment & Supplies — 8.6%
Baxter International, Inc.	223,732	14,039,183
Hologic, Inc.(a)	49,293	1,808,560
Koninklijke Philips NV, NYRS	128,090	5,277,308
Medtronic plc	55,673	4,329,689
Zimmer Biomet Holdings, Inc.	130,584	15,290,081

		40,744,821
Household Durables — 0.6%
Newell Brands, Inc.	64,526	2,753,324

Independent Power and Renewable Electricity Producers — 2.4%
AES Corp.	1,047,476	11,543,186

Industrial Conglomerates — 0.3%
Honeywell International, Inc.	11,109	1,574,590

Insurance — 4.8%
American International Group, Inc.	77,324	4,746,920
Hartford Financial Services Group, Inc. (The)	122,226	6,774,987
Lincoln National Corp.	60,783	4,466,335
Prudential Financial, Inc.	32,285	3,432,541
XL Group Ltd.	84,777	3,344,453

		22,765,236
Internet Software & Services — 0.8%
eBay, Inc.(a)	100,529	3,866,345

Media — 3.2%
Comcast Corp., Class A	199,699	7,684,418
Interpublic Group of Cos., Inc. (The)(b)	288,889	6,006,002
Omnicom Group, Inc.(b)	23,234	1,720,942

		15,411,362
Metals & Mining — 0.5%
Reliance Steel & Aluminum Co.	33,456	2,548,344

Multiline Retail — 0.6%
Dollar General Corp.	35,171	2,850,610

Oil, Gas & Consumable Fuels — 10.5%
ConocoPhillips	230,314	11,527,216
Devon Energy Corp	298,377	10,953,420
Marathon Oil Corp	313,517	4,251,290
Marathon Petroleum Corp.	81,096	4,547,864
Royal Dutch Shell plc, ADR, Class A	161,270	9,769,737
Suncor Energy, Inc.	152,445	5,340,148
Valero Energy Corp.	44,525	3,425,308

		49,814,983
Personal Products — 0.3%
Unilever NV, NYRS(b)	20,896	1,233,700

Pharmaceuticals — 7.2%
Novartis AG, ADR(b)	127,231	10,922,781
Pfizer, Inc.	646,688	23,086,762

		34,009,543
Professional Services — 1.3%
Nielsen Holdings plc(b)	153,510	6,362,989

Road & Rail — 0.8%
Norfolk Southern Corp.	29,198	3,861,144

SCHEDULES OF INVESTMENTS	1

Schedule of Investments (continued) September 30, 2017 (unaudited)	BlackRock Basic Value V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Semiconductors & Semiconductor Equipment — 3.4%
NXP Semiconductors NV(a)	14,767	$1,670,000
QUALCOMM, Inc.	276,780	14,348,275

		16,018,275
Software — 1.2%
Oracle Corp.	117,828	5,696,984

Technology Hardware, Storage & Peripherals — 1.3%
Apple, Inc.	40,083	6,177,592

Tobacco — 0.5%
Philip Morris International, Inc.	20,332	2,257,055

Wireless Telecommunication Services — 1.8%
Telephone & Data Systems, Inc	277,913	7,750,994
United States Cellular Corp.(a)	20,470	724,638

		8,475,632

Total Common Stocks — 97.3% (Cost: $390,268,190)		461,830,394

Total Long-Term Investments — 97.3% (Cost: $390,268,190)		461,830,394

Security	Shares	Value
Short-Term Securities — 10.5%

Money Market Funds — 10.5%(c)(d)
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.91%	13,234,190	$13,234,190
SL Liquidity Series, LLC, Money Market Series, 1.32%(e)	36,571,320	36,574,977

Total Money Market Funds — 10.5% (Cost: $49,809,167)		49,809,167

Total Short-Term Securities — 10.5% (Cost: $49,809,167)		49,809,167

Total Investments — 107.8% (Cost: $440,077,357)		511,639,561
Liabilities in Excess of Other Assets — (7.8)%		(37,172,465)

Net Assets — 100.0%		$474,467,096

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	During the period ended September 30, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 12/31/16	Net Activity	Shares Held at 09/30/17	Value at 09/30/17	Net Realized Gain (Loss) (1)	Change in Unrealized Appreciation (Depreciation)	Income
BlackRock Liquidity Funds, T-Fund, Institutional Class	9,004,744	4,229,446	13,234,190	$13,234,190	$—	$—	$52,491
SL Liquidity Series, LLC, Money Market Series	15,486,989	21,084,331	36,571,320	36,574,977	(1,793)	(1,892)	38,047	(2)

				$49,809,167	$(1,793)	$(1,892)	$90,538

(1)	Includes net capital gain distributions, if applicable.
(2)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(d)	Annualized 7-day yield as of period end.
(e)	Security was purchased with the cash collateral from loaned securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Portfolio Abbreviations

ADR	American Depositary Receipts
NYRS	New York Registered Shares

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

2	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (continued) September 30, 2017 (unaudited)	BlackRock Basic Value V.I. Fund

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Long-Term Investments(a)	$461,830,394	$—	$—	$461,830,394
Short-Term Securities	13,234,190	—	—	13,234,190

Subtotal	$475,064,584	$—	$—	$475,064,584

Investments valued at NAV(b)				36,574,977

Total Investments				$511,639,561

(a)	See above Schedule of investments for values in each industry.
(b)	As of September 30, 2017, certain of the Fund’s investments were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

During the period ended September 30, 2017, there were no transfers between levels.

SCHEDULES OF INVESTMENTS	3

Schedule of Investments September 30, 2017 (unaudited)	BlackRock Capital Appreciation V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 98.3%

Aerospace & Defense — 1.1%
TransDigm Group, Inc.	16,017	$4,094,746

Banks — 5.0%
Bank of America Corp.	417,988	10,591,816
First Republic Bank	62,431	6,521,542
Wells Fargo & Co.	44,574	2,458,256

		19,571,614
Beverages — 3.5%
Constellation Brands, Inc., Class A	54,338	10,837,714
Dr Pepper Snapple Group, Inc.	30,097	2,662,682

		13,500,396
Biotechnology — 6.7%(a)
Alexion Pharmaceuticals, Inc.	85,761	12,031,411
Biogen, Inc.	14,795	4,632,610
Celgene Corp.	33,891	4,941,985
Vertex Pharmaceuticals, Inc.	28,769	4,374,039

		25,980,045
Capital Markets — 0.7%
S&P Global, Inc.	17,783	2,779,661

Chemicals — 2.2%
Monsanto Co.	30,300	3,630,546
Sherwin-Williams Co. (The)	14,293	5,117,466

		8,748,012
Construction Materials — 0.5%
Vulcan Materials Co.	16,171	1,934,052

Diversified Financial Services — 1.4%
Berkshire Hathaway, Inc., Class B(a)	30,164	5,529,664

Diversified Telecommunication Services — 0.5%
Zayo Group Holdings, Inc.(a)(b)	53,063	1,826,428

Electrical Equipment — 1.5%
Acuity Brands, Inc.(b)	34,657	5,936,051

Energy Equipment & Services — 1.2%
Halliburton Co.	101,924	4,691,562

Equity Real Estate Investment Trusts (REITs) — 1.5%
Equinix, Inc.	8,871	3,959,127
SBA Communications Corp.(a)	13,403	1,930,702

		5,889,829
Health Care Equipment & Supplies — 3.2%
Becton Dickinson and Co.	32,084	6,286,860
Boston Scientific Corp.(a)	217,161	6,334,586

		12,621,446
Health Care Providers & Services — 4.6%
UnitedHealth Group, Inc.	91,809	17,980,793

Hotels, Restaurants & Leisure — 1.4%
Domino’s Pizza, Inc.(b)	27,912	5,541,928

Industrial Conglomerates — 1.0%
Roper Technologies, Inc.	16,282	3,963,039

Internet & Direct Marketing Retail — 12.9%(a)
Amazon.com, Inc.	28,865	27,749,368
Netflix, Inc.	54,173	9,824,273
Priceline Group, Inc. (The)	6,844	12,530,132

		50,103,773

Security	Shares	Value
Internet Software & Services — 15.4%
Alibaba Group Holding Ltd., ADR(a)	18,097	$3,125,533
Alphabet, Inc., Class A(a)	26,727	26,024,615
Facebook, Inc., Class A(a)	85,414	14,594,690
MercadoLibre, Inc.(b)	11,895	3,079,972
Tencent Holdings Ltd.	304,100	13,295,463

		60,120,273
IT Services — 5.8%
Global Payments, Inc.	39,352	3,739,620
PayPal Holdings, Inc.(a)	60,491	3,873,239
Visa, Inc., Class A(b)	140,466	14,782,642

		22,395,501
Life Sciences Tools & Services — 1.3%
Illumina, Inc.(a)	24,689	4,918,049

Oil, Gas & Consumable Fuels — 0.6%
Pioneer Natural Resources Co.	16,026	2,364,476

Pharmaceuticals — 0.9%
Zoetis, Inc.	53,455	3,408,291

Professional Services — 1.6%
Equifax, Inc.	60,204	6,381,022

Semiconductors & Semiconductor Equipment — 5.2%
ASML Holding NV, NYRS	35,701	6,112,011
Broadcom Ltd.	26,295	6,377,589
NVIDIA Corp.	28,340	5,066,342
Teradyne, Inc.	71,799	2,677,385

		20,233,327
Software — 12.0%
Activision Blizzard, Inc.	63,697	4,109,094
Adobe Systems, Inc.(a)	50,379	7,515,539
Autodesk, Inc.(a)	74,566	8,370,779
Electronic Arts, Inc.(a)	16,512	1,949,407
Microsoft Corp.	293,857	21,889,408
Zendesk, Inc.(a)(b)	100,649	2,929,892

		46,764,119
Specialty Retail — 3.7%
Home Depot, Inc. (The)	49,726	8,133,184
Ulta Beauty, Inc.(a)	28,480	6,438,189

		14,571,373
Technology Hardware, Storage & Peripherals — 1.6%
Apple, Inc.	40,274	6,207,029

Textiles, Apparel & Luxury Goods — 1.3%
NIKE, Inc., Class B	96,617	5,009,591

Total Common Stocks — 98.3% (Cost: $288,605,803)		383,066,090

Preferred Stocks — 0.7%(a)(c)(d)

Software — 0.7%
Palantir Technologies, Inc., Series I (Acquired 2/07/14, cost $2,858,021)	466,235	2,643,553
Total Preferred Stocks — 0.7% (Cost: $2,858,021)		2,643,553

Total Long-Term Investments — 99.0% (Cost: $291,463,824)		385,709,643

SCHEDULES OF INVESTMENTS	1

Schedule of Investments (continued) September 30, 2017 (unaudited)	BlackRock Capital Appreciation V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Short-Term Securities — 8.3%

Money Market Funds — 8.3%(e)(f)
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.91%	8,733,998	$8,733,998
SL Liquidity Series, LLC, Money Market Series, 1.32%(g)	23,487,928	23,490,277

Security	Shares	Value
Short-Term Securities (continued)

Money Market Funds (continued)
Total Money Market Funds — 8.3% (Cost: $32,224,275)		$32,224,275

Total Short-Term Securities — 8.3% (Cost: $32,224,275)		32,224,275

Total Investments — 107.3% (Cost: $323,688,099)		417,933,918
Liabilities in Excess of Other Assets — (7.3)%		(28,446,856)

Net Assets — 100.0%		$389,487,062

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	Restricted security as to resale, excluding 144A securities. As of period end, the Fund held restricted securities with a current value of $2,643,553 and an original cost of $2,858,021, which was 0.70% of its net assets.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	During the period ended September 30, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliates	Shares Held at 12/31/16	Net Activity	Shares Held at 09/30/17	Value at 09/30/17	Net Realized Gain (Loss)(1)	Change in Unrealized Appreciation (Depreciation)	Income
BlackRock Liquidity Funds, T-Fund, Institutional Class	3,707,694	5,026,304	8,733,998	$8,733,998	$—	$—	$14,599
SL Liquidity Series, LLC, Money Market Series	4,725,932	18,761,996	23,487,928	23,490,277	(600)	(1,417)	134,560	(2)

				$32,224,275	$(600)	$(1,417)	$149,159

(1)	Includes net capital gain distributions, if applicable.
(2)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(f)	Annualized 7-day yield as of period end.
(g)	Security was purchased with the cash collateral from loaned securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Portfolio Abbreviations

ADR	American Depositary Receipts
NYRS	New York Registered Shares
REIT	Real Estate Investment Trust

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

2	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (continued) September 30, 2017 (unaudited)	BlackRock Capital Appreciation V.I. Fund

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Long-Term Investments
Common Stocks
Aerospace & Defense	$4,094,746	$—	$—	$4,094,746
Banks	19,571,614	—	—	19,571,614
Beverages	13,500,396	—	—	13,500,396
Biotechnology	25,980,045	—	—	25,980,045
Capital Markets	2,779,661	—	—	2,779,661
Chemicals	8,748,012	—	—	8,748,012
Construction Materials	1,934,052	—	—	1,934,052
Diversified Financial Services	5,529,664	—	—	5,529,664
Diversified Telecommunication Services	1,826,428	—	—	1,826,428
Electrical Equipment	5,936,051	—	—	5,936,051
Energy Equipment & Services	4,691,562	—	—	4,691,562
Equity Real Estate Investment Trusts (REITs)	5,889,829	—	—	5,889,829
Health Care Equipment & Supplies	12,621,446	—	—	12,621,446
Health Care Providers & Services	17,980,793	—	—	17,980,793
Hotels, Restaurants & Leisure	5,541,928	—	—	5,541,928
Industrial Conglomerates	3,963,039	—	—	3,963,039
Internet & Direct Marketing Retail	50,103,773	—	—	50,103,773
Internet Software & Services	46,824,810	13,295,463	—	60,120,273
IT Services	22,395,501	—	—	22,395,501
Life Sciences Tools & Services	4,918,049	—	—	4,918,049
Oil, Gas & Consumable Fuels	2,364,476	—	—	2,364,476
Pharmaceuticals	3,408,291	—	—	3,408,291
Professional Services	6,381,022	—	—	6,381,022
Semiconductors & Semiconductor Equipment	20,233,327	—	—	20,233,327
Software	46,764,119	—	—	46,764,119
Specialty Retail	14,571,373	—	—	14,571,373
Technology Hardware, Storage & Peripherals	6,207,029	—	—	6,207,029
Textiles, Apparel & Luxury Goods	5,009,591	—	—	5,009,591
Preferred Stocks	—	—	2,643,553	2,643,553
Short-Term Securities	8,733,998	—	—	8,733,998

	$378,504,625	$13,295,463	$2,643,553	$394,443,641

Investments Valued at NAV(a)				23,490,277

Total Investments				$417,933,918

(a)	As of September 30, 2017, certain of the Fund’s investments were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

During the period ended September 30, 2017, there were no transfers between Level 1 and Level 2.

SCHEDULES OF INVESTMENTS	3

Schedule of Investments (continued) September 30, 2017 (unaudited)	BlackRock Capital Appreciation V.I. Fund

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

Preferred Stocks
Investments:
Assets:
Opening Balance, as of December 31, 2016	$3,771,841
Transfers into Level 3	—
Transfers out of Level 3	—
Accrued discounts/premiums	—
Net realized gain (loss)	—
Net change in unrealized appreciation (depreciation)[1]	(1,128,288)
Purchases	—
Sales	—
Closing Balance, as of September 30, 2017	$2,643,553

Net change in unrealized appreciation (depreciation) on investments still held at September 30, 2017[1]	$(1,128,288)

(1)	Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2017 is generally due to investments no longer held or categorized as Level 3 at period end.

4	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments September 30, 2017 (unaudited)	BlackRock Equity Dividend V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 95.0%

Aerospace & Defense — 2.8%
Lockheed Martin Corp.	12,840	$3,984,123
Northrop Grumman Corp.	17,054	4,906,777

		8,890,900
Air Freight & Logistics — 0.4%
United Parcel Service, Inc., Class B	10,248	1,230,682

Banks — 17.1%
Bank of America Corp.	449,570	11,392,104
Citigroup, Inc.	161,210	11,726,415
JPMorgan Chase & Co.	133,770	12,776,373
KeyCorp	93,290	1,755,718
SunTrust Banks, Inc.	52,517	3,138,941
US Bancorp	83,560	4,477,980
Wells Fargo & Co.	149,765	8,259,540

		53,527,071
Beverages — 1.9%
Coca-Cola Co. (The)	33,507	1,508,150
Diageo plc	97,320	3,200,418
Dr Pepper Snapple Group, Inc.	15,040	1,330,589

		6,039,157
Capital Markets — 3.5%
Goldman Sachs Group, Inc. (The)	17,020	4,036,974
Invesco Ltd.	42,528	1,490,181
Morgan Stanley	112,340	5,411,418

		10,938,573
Chemicals — 2.7%
DowDuPont, Inc.	109,555	7,584,493
Praxair, Inc.	6,575	918,790

		8,503,283
Communications Equipment — 0.7%
Motorola Solutions, Inc.	26,760	2,271,121

Construction Materials — 0.5%
CRH plc	39,510	1,500,449

Containers & Packaging — 0.5%
International Paper Co.	25,260	1,435,273

Diversified Telecommunication Services — 1.6%
BCE, Inc.	19,385	907,799
Verizon Communications, Inc.	84,440	4,178,936

		5,086,735
Electric Utilities — 4.0%
Exelon Corp.	44,810	1,687,993
FirstEnergy Corp.	87,250	2,689,917
NextEra Energy, Inc.	31,925	4,678,609
PG&E Corp.	49,250	3,353,432

		12,409,951
Electronic Equipment, Instruments & Components — 0.2%
CDW Corp.	9,323	615,318

Energy Equipment & Services — 0.4%
Halliburton Co.	28,200	1,298,046

Food & Staples Retailing — 0.6%
Kroger Co. (The)	99,940	2,004,796

Food Products — 0.6%
General Mills, Inc.	14,100	729,816
Kellogg Co.	18,300	1,141,371

		1,871,187

Security	Shares	Value
Health Care Equipment & Supplies — 3.0%
Becton Dickinson and Co.	10,460	$2,049,637
Koninklijke Philips NV	132,710	5,475,611
Medtronic plc	9,400	731,038
Smith & Nephew plc	69,008	1,247,335

		9,503,621
Health Care Providers & Services — 6.7%
Aetna, Inc.	36,693	5,834,554
Anthem, Inc.	37,531	7,126,386
Cardinal Health, Inc	8,410	562,797
McKesson Corp.	16,050	2,465,441
Quest Diagnostics, Inc.	18,525	1,734,681
UnitedHealth Group, Inc.	16,182	3,169,245

		20,893,104
Household Products — 1.0%
Procter & Gamble Co. (The)	32,825	2,986,418

Industrial Conglomerates — 4.0%
3M Co.	10,505	2,205,000
General Electric Co.	253,125	6,120,562
Honeywell International, Inc.	29,740	4,215,348

		12,540,910
Insurance — 6.1%
American International Group, Inc.	90,800	5,574,212
Brighthouse Financial, Inc.(a)	7,074	430,099
Marsh & McLennan Cos., Inc.	29,860	2,502,567
MetLife, Inc.	94,014	4,884,027
Prudential Financial, Inc.	25,703	2,732,743
Travelers Cos., Inc. (The)	23,148	2,836,093

		18,959,741
Leisure Products — 0.4%
Mattel, Inc.(b)	84,216	1,303,664

Machinery — 0.4%
Pentair plc	19,730	1,340,851

Media — 2.3%
Comcast Corp., Class A	129,310	4,975,849
Publicis Groupe SA	31,760	2,221,838

		7,197,687
Multiline Retail — 0.5%
Dollar General Corp.	18,520	1,501,046

Multi-Utilities — 1.0%
Public Service Enterprise Group, Inc.	71,340	3,299,475

Oil, Gas & Consumable Fuels — 10.7%
Chevron Corp.	47,423	5,572,203
Enbridge, Inc.	30,177	1,262,606
Hess Corp.	65,569	3,074,531
Marathon Oil Corp.	163,640	2,218,958
Marathon Petroleum Corp.	43,830	2,457,986
Occidental Petroleum Corp.	58,640	3,765,274
Royal Dutch Shell plc, ADR, Class A	70,110	4,247,264
Suncor Energy, Inc.	177,800	6,228,334
TOTAL SA, ADR	89,298	4,779,229

		33,606,385
Personal Products — 1.0%
Unilever NV, NYRS(b)	54,065	3,191,998

Pharmaceuticals — 7.9%
AstraZeneca plc	88,996	5,918,365
Johnson & Johnson	12,905	1,677,779
Merck & Co., Inc.	95,320	6,103,340

SCHEDULES OF INVESTMENTS	1

Schedule of Investments (continued) September 30, 2017 (unaudited)	BlackRock Equity Dividend V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Pharmaceuticals (continued)
Pfize , Inc.	311,310	$11,113,767

		24,813,251
Professional Services — 1.3%
Equifax, Inc.	3,880	411,241
Experian plc	75,980	1,526,185
Nielsen Holdings plc	50,520	2,094,054

		4,031,480
Road & Rail — 0.6%
Union Pacific Corp	15,055	1,745,928

Semiconductors & Semiconductor Equipment — 2.0%
QUALCOMM, Inc.	53,180	2,756,851
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	93,110	3,496,281

		6,253,132
Software — 5.2%
Constellation Software, Inc.	2,090	1,140,250
Microsoft Corp.	81,205	6,048,960
Oracle Corp.	189,740	9,173,929

		16,363,139
Specialty Retail — 0.5%
Lowe’s Cos., Inc.	19,800	1,582,812

Technology Hardware, Storage & Peripherals — 1.6%
Lenovo Group Ltd.	2,078,000	1,150,098
Samsung Electronics Co. Ltd., GDR(c)	3,369	3,813,708

		4,963,806
Tobacco — 0.8%
Altria Group, Inc.	18,865	1,196,418
Philip Morris International, Inc.	10,935	1,213,895

		2,410,313

Security	Shares	Value
Wireless Telecommunication Services — 0.5%
SK Telecom Co. Ltd., ADR	63,740	$1,567,367

Total Common Stocks — 95.0% (Cost: $253,389,140)		297,678,670

Total Long-Term Investments — 95.0% (Cost: $253,389,140)		297,678,670

Short-Term Securities — 6.2%

Money Market Funds — 6.2%(d)(e)
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.91%	15,737,305	15,737,305
SL Liquidity Series, LLC, Money Market Series, 1.32%(f)	3,545,313	3,545,667

Total Money Market Funds — 6.2% (Cost: $19,282,972)		19,282,972

Total Short-Term Securities — 6.2% (Cost: $19,282,972)		19,282,972

Total Investments — 101.2% (Cost: $272,672,112)		316,961,642
Liabilities in Excess of Other Assets — (1.2)%		(3,781,139)

Net Assets — 100.0%		$313,180,503

(a)	Non-income producing security.
(b)	Security, or a portion of security, is on loan.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	During the period ended September 30, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliates	Shares Held at 12/31/16	Net Activity	Shares Held at 09/30/17	Value at 09/30/17	Net Realized Gain (Loss)(1)	Change in Unrealized Appreciation (Depreciation)	Income
BlackRock Liquidity Funds, T-Fund, Institutional Class	11,807,360	3,929,945	15,737,305	$15,737,305	$—	$—	$69,170
SL Liquidity Series, LLC, Money Market Series	5,710,743	(2,165,430)	3,545,313	3,545,667	(1,886)	(1,727)	31,200	(2)

Total				$19,282,972	$(1,886)	$(1,727)	$100,370

(1)	Includes net capital gain distributions, if applicable.
(2)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(e)	Annualized 7-day yield as of period end.
(f)	Security was purchased with the cash collateral from loaned securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

2	SCHEDULES OF INVESTMENTS

Schedule of Investments (continued) September 30, 2017 (unaudited)	BlackRock Equity Dividend V.I. Fund

Portfolio Abbreviations

ADR	American Depositary Receipts
GDR	Global Depositary Receipts
NYRS	New York Registered Shares

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report

The following tables summarize the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Long-Term Investments
Common Stocks
Aerospace & Defense	$8,890,900	$—	$—	$8,890,900
Air Freight & Logistics	1,230,682	—	—	1,230,682
Banks	53,527,071	—	—	53,527,071
Beverages	2,838,739	3,200,418	—	6,039,157
Capital Markets	10,938,573	—	—	10,938,573
Chemicals	8,503,283	—	—	8,503,283
Communications Equipment	2,271,121	—	—	2,271,121
Construction Materials	—	1,500,449	—	1,500,449
Containers & Packaging	1,435,273	—	—	1,435,273
Diversified Telecommunication Services	5,086,735	—	—	5,086,735
Electric Utilities	12,409,951	—	—	12,409,951
Electronic Equipment, Instruments & Components	615,318	—	—	615,318
Energy Equipment & Services	1,298,046	—	—	1,298,046
Food & Staples Retailing	2,004,796	—	—	2,004,796
Food Products	1,871,187	—	—	1,871,187
Health Care Equipment & Supplies	2,780,675	6,722,946	—	9,503,621
Health Care Providers & Services	20,893,104	—	—	20,893,104
Household Products	2,986,418	—	—	2,986,418
Industrial Conglomerates	12,540,910	—	—	12,540,910
Insurance	18,959,741	—	—	18,959,741
Leisure Products	1,303,664	—	—	1,303,664
Machinery	1,340,851	—	—	1,340,851
Media	4,975,849	2,221,838	—	7,197,687
Multiline Retail	1,501,046	—	—	1,501,046
Multi-Utilities	3,299,475	—	—	3,299,475

SCHEDULES OF INVESTMENTS	3

Schedule of Investments (continued) September 30, 2017 (unaudited)	BlackRock Equity Dividend V.I. Fund

	Level 1	Level 2	Level 3	Total
Assets:
Oil, Gas & Consumable Fuels	$33,606,385	$—	$—	$33,606,385
Personal Products	3,191,998	—	—	3,191,998
Pharmaceuticals	18,894,886	5,918,365	—	24,813,251
Professional Services	2,505,295	1,526,185	—	4,031,480
Road & Rail	1,745,928	—	—	1,745,928
Semiconductors & Semiconductor Equipment	6,253,132	—	—	6,253,132
Software	16,363,139	—	—	16,363,139
Specialty Retail	1,582,812	—	—	1,582,812
Technology Hardware, Storage & Peripherals	—	4,963,806	—	4,963,806
Tobacco	2,410,313	—	—	2,410,313
Wireless Telecommunication Services	1,567,367	—	—	1,567,367
Short-Term Securities
Money Market Funds	—	15,737,305	—	15,737,305

	$271,624,663	$41,791,312	$—	$313,415,975

Investments Valued at NAV(a)				3,545,667

Total Investments				$316,961,642

(a)	As of September 30, 2017, certain of the Fund’s investments were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

During the period ended September 30, 2017, there were no transfers between levels.

4	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments September 30, 2017 (Unaudited)	BlackRock Global Allocation V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 55.0%

Australia — 0.0%
AGL Energy Ltd.	3,976	$73,010
BHP Billiton Ltd.	2,877	58,345
CSL Ltd.	349	36,740
Macquarie Group Ltd.	285	20,405
National Australia Bank Ltd.	4,563	113,130
Rio Tinto Ltd.	3,408	178,630
Scentre Group	3,096	9,557
Stockland	55,020	185,808
Telstra Corp. Ltd.	2,005	5,493
Woolworths Ltd.	5,314	105,237

		786,355
Belgium — 0.4%
Anheuser-Busch InBev SA	374,873	44,811,280
UCB SA	268	19,100

		44,830,380
Brazil — 0.2%
Azul SA, ADR(a)(b)	904,800	24,836,760
Banco do Brasil SA(a)	9,607	106,015
Banco Santander Brasil SA	3,848	33,618
JBS SA	34,084	91,582
Vale SA(a)	2,808	28,425

		25,096,400
Canada — 0.4%
Agrium, Inc.	1,072	114,885
Bank of Nova Scotia (The)	3,932	252,732
Barrick Gold Corp.	5,576	89,734
Canadian Imperial Bank of Commerce	275	24,061
Canadian National Railway Co.	2,168	179,626
Canadian Pacific Railway Ltd.	559	93,893
Encana Corp.	3,254,388	38,336,691
Magna International, Inc.	4,123	220,037
Platinum Group Metals Ltd.(a)(b)	2,388,233	981,807
Teck Resources Ltd., Class B	8,654	182,200
Thomson Reuters Corp.	4,746	217,759
Toronto-Dominion Bank (The)	1,942	109,337

		40,802,762
China — 0.4%
Agricultural Bank of China Ltd., Class H	308,000	138,646
Alibaba Group Holding Ltd., ADR(a)(b)	128,853	22,254,202
Bank of China Ltd., Class H	258,000	128,155
Bank of Communications Co. Ltd., Class H	55,000	40,371
Beijing Enterprises Holdings Ltd.	2,000	10,773
Brilliance China Automotive Holdings Ltd.	3,676,000	9,820,108
China Construction Bank Corp., Class H	315,000	263,167
China Mobile Ltd.	35,500	360,394
China Mobile Ltd., ADR	67,919	3,434,664
China Resources Power Holdings Co. Ltd.	124,000	224,585
China Telecom Corp. Ltd., Class H	68,000	34,985
China Vanke Co. Ltd., Class H	15,100	49,959
Chongqing Changan Automobile Co. Ltd., Class B	10,500	13,885
CNOOC Ltd.	172,000	222,663
Dongfeng Motor Group Co. Ltd., Class H	50,000	66,350
Industrial & Commercial Bank of China Ltd., Class H	198,000	148,007
NetEase, Inc., ADR	843	222,392
Vipshop Holdings Ltd., ADR(a)	790	6,944
Want Want China Holdings Ltd.(b)	3,301,000	2,325,742

		39,765,992
Cyprus — 0.0%
Ocean Rig UDW, Inc.(b)	124,144	2,950,903

Czech Republic — 0.0%
CEZ A/S	195,728	3,931,545

Security	Shares	Value
Denmark — 0.0%
AP Moller - Maersk A/S, Class A	92	$169,369
AP Moller - Maersk A/S, Class B	101	192,310
Danske Bank A/S	8,163	327,121
Novo Nordisk A/S, Class B	1,076	51,732

		740,532
Finland — 0.3%
Nokia OYJ	5,617,830	33,754,749

France — 2.8%
AXA SA	863,750	26,113,008
BNP Paribas SA	1,328	107,137
Cie de Saint-Gobain	286,563	17,073,438
Cie Generale des Etablissements Michelin	110,460	16,116,285
Danone SA	1,019,436	80,070,409
Dassault Aviation SA	11,832	19,145,445
Engie SA	3,069	52,116
L’Oreal SA	376	79,728
LVMH Moet Hennessy Louis Vuitton SE	325	89,842
Orange SA	14,675	240,288
Safran SA	357,078	36,489,487
Sanofi	339,068	33,753,093
Societe Generale SA	1,099	64,403
Sodexo SA	136,456	17,010,726
TOTAL SA	445,778	23,935,803
TOTAL SA, ADR	17,306	926,217
Unibail-Rodamco SE	68,107	16,573,343
Vinci SA	168,672	16,026,051
Vivendi SA	1,218	30,857

		303,897,676
Germany — 2.0%
adidas AG	193	43,708
Allianz SE (Registered)	1,121	251,762
BASF SE	1,895	201,886
Bayer AG (Registered)	484,586	66,196,067
Deutsche Post AG (Registered)	4,869	217,032
Deutsche Telekom AG (Registered)	1,477,400	27,589,428
E.ON SE	13,463	152,623
Evonik Industries AG	388,932	13,905,313
Fresenius Medical Care AG & Co. KGaA	1,173	114,680
GEA Group AG	269,853	12,284,656
Innogy SE(c)	1,427,769	63,606,002
SAP SE	3,730	408,977
Siemens AG (Registered)	97,721	13,789,353
Vonovia SE	382,491	16,289,434

		215,050,921
Hong Kong — 0.8%
AIA Group Ltd.	2,400	17,768
CK Infrastructure Holdings Ltd.	392,500	3,383,773
CLP Holdings Ltd.	412,000	4,229,847
Galaxy Entertainment Group Ltd.	2,000	14,139
Hang Lung Properties Ltd.	805,000	1,916,561
HKT Trust & HKT Ltd.(d)	2,394,000	2,908,375
Hongkong Land Holdings Ltd.	21,600	155,750
I-CABLE Communications Ltd.(a)	389,342	12,793
Jardine Matheson Holdings Ltd.	54,200	3,437,584
Link REIT	494,500	4,021,260
Power Assets Holdings Ltd.	347,000	3,011,989
Sino Land Co. Ltd.	1,480,000	2,609,224
Sun Hung Kai Properties Ltd.	2,939,083	47,878,394
Swire Pacific Ltd., Class A	318,500	3,100,762
Swire Properties Ltd.	17,800	60,451
WH Group Ltd.(c)	174,500	185,843
Wharf Holdings Ltd. (The)	521,000	4,660,958

		81,605,471

SCHEDULES OF INVESTMENTS	1

Consolidated Schedule of Investments (continued) September 30, 2017 (Unaudited)	BlackRock Global Allocation V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
India — 1.3%
Coal India Ltd.	847,741	$3,518,730
GAIL India Ltd.	9,551	61,355
Grasim Industries Ltd.	4,847	84,269
Hero MotoCorp Ltd.	69,215	4,005,938
Hindustan Petroleum Corp. Ltd.	6,259	40,928
Hindustan Unilever Ltd.	5,421	97,519
Indian Oil Corp. Ltd.	5,454	33,479
Infosys Ltd.	2,525,603	34,870,230
Kotak Mahindra Bank Ltd.	1,123,967	17,267,898
Maruti Suzuki India Ltd.	113,999	13,948,407
Oil & Natural Gas Corp. Ltd.	987,157	2,586,947
Reliance Industries Ltd.	3,399,006	40,689,914
SBI Life Insurance Co. Ltd.(c)	122,880	1,316,840
State Bank of India	2,107,671	8,208,448
Tata Motors Ltd.(a)	1,135	6,995
Tata Motors Ltd., Class A(a)	18,278	62,378
Tech Mahindra Ltd.	8,485	59,528
Vedanta Ltd.	14,052	67,818
Yes Bank Ltd.	1,278,705	6,864,085

		133,791,706
Indonesia — 0.1%
Siloam International Hospitals Tbk. PT(a)	12,532,834	9,306,343

Israel — 0.0%
Check Point Software Technologies Ltd.(a)	388	44,240

Italy — 1.0%
Atlantia SpA	3,990	126,075
Ei Towers SpA(b)	321,823	19,037,148
Enel SpA	4,470,929	26,934,272
Luxottica Group SpA	274,108	15,338,956
RAI Way SpA(c)	2,209,636	11,934,869
Snam SpA	350,084	1,687,073
Telecom Italia SpA(a)	31,654,270	29,508,410

		104,566,803
Japan — 7.9%
Aisin Seiki Co. Ltd.	244,439	12,887,488
Ajinomoto Co., Inc.	814,200	15,888,817
Alfresa Holdings Corp.	108,400	1,985,926
Alpine Electronics, Inc.	76,900	1,400,837
Asahi Glass Co. Ltd.	2,800	104,001
Asahi Group Holdings Ltd.	40,200	1,625,635
Asahi Kasei Corp.	1,375,100	16,944,634
Astellas Pharma, Inc.	1,273,465	16,208,082
Bridgestone Corp.	893,832	40,583,308
Canon Marketing Japan, Inc.	91,900	2,197,981
COMSYS Holdings Corp.	110,400	2,637,073
Daicel Corp.	212,400	2,561,063
Dai-ichi Life Holdings, Inc.	1,100	19,731
Daikin Industries Ltd.	124,100	12,567,919
Denso Corp.	585,220	29,618,205
East Japan Railway Co.	540,251	49,869,683
Exedy Corp.(b)	62,900	1,916,917
Fujitsu Ltd.	36,000	267,932
Hino Motors Ltd.	191,600	2,344,615
Hitachi Chemical Co. Ltd.	407,300	11,176,576
Hitachi Ltd.	55,000	387,797
Hoya Corp.	338,074	18,282,651
ITOCHU Corp.	1,600	26,216
Japan Airlines Co. Ltd.	1,073,300	36,332,623
Japan Aviation Electronics Industry Ltd.	71,000	1,112,215
Japan Tobacco, Inc.	500	16,385
JFE Holdings, Inc.	700	13,692
Kamigumi Co. Ltd.	100,000	2,316,767
Kao Corp.	1,800	105,972
KDDI Corp.	168,000	4,428,476
Keyence Corp.	8,800	4,680,437

Security	Shares	Value
Japan (continued)
Kinden Corp.	328,400	$5,293,923
Kintetsu Group Holdings Co. Ltd.	1,900	70,684
Koito Manufacturing Co. Ltd.	132,100	8,295,244
Komatsu Ltd.	736,800	20,863,983
Kubota Corp.	771,996	14,043,135
Kuraray Co. Ltd.	138,100	2,583,823
Kurita Water Industries Ltd.	77,600	2,242,653
Kyudenko Corp.	53,700	2,082,862
Kyushu Railway Co.	290,300	8,635,825
Mabuchi Motor Co. Ltd.	78,300	3,922,777
Maeda Road Construction Co. Ltd.	133,000	2,864,275
Marubeni Corp.	19,500	133,306
Mazda Motor Corp.	3,900	59,748
Medipal Holdings Corp	124,200	2,158,521
Mitsubishi Electric Corp.	2,449,000	38,310,584
Mitsubishi UFJ Financial Group, Inc.	20,400	132,637
MS&AD Insurance Group Holdings, Inc.	200	6,445
Murata Manufacturing Co. Ltd.	172,628	25,413,999
Nintendo Co. Ltd	56,300	20,759,688
Nippo Corp.	129,000	2,761,567
Nippon Telegraph & Telephone Corp.	88,060	4,034,973
Nippon Television Holdings, Inc.	247,200	4,342,470
Nitto Denko Corp.	212,000	17,683,202
NTT DOCOMO, Inc.	10,100	230,854
Okumura Corp.	148,350	5,674,629
Olympus Corp.	2,700	91,493
ORIX Corp.	2,300	37,132
Osaka Gas Co. Ltd.	400	7,435
Otsuka Holdings Co. Ltd.	75,300	2,994,048
Rakuten, Inc.	2,800	30,570
Renesas Electronics Corp.(a)	754,500	8,222,915
Resona Holdings, Inc.	22,900	117,738
Rohm Co. Ltd.	304,653	26,141,892
Seino Holdings Co. Ltd.	141,700	1,991,233
Seven & i Holdings Co. Ltd.	35,500	1,371,524
Shimamura Co. Ltd.	19,100	2,291,136
Shin-Etsu Chemical Co. Ltd.	485,134	43,419,467
Shionogi & Co. Ltd.	6,300	344,401
SHO-BOND Holdings Co. Ltd.	25,200	1,436,397
SKY Perfect JSAT Holdings, Inc.(b)	214,600	961,454
Sony Corp.	7,000	261,161
Stanley Electric Co. Ltd.	120,900	4,146,697
Subaru Corp.	484,664	17,480,447
Sumitomo Electric Industries Ltd.	803,048	13,128,257
Sumitomo Mitsui Financial Group, Inc	962,847	37,011,051
Suzuken Co. Ltd.	54,000	1,920,634
Suzuki Motor Corp.	980,289	51,450,551
T&D Holdings, Inc.	1,400	20,310
Toda Corp.	782,896	6,105,373
Toho Co. Ltd.	81,500	2,845,822
Tokio Marine Holdings, Inc.	511,523	20,019,687
Tokyo Electron Ltd.	1,300	200,134
Tokyo Gas Co. Ltd.	1,335,414	32,702,352
Tokyo Steel Manufacturing Co. Ltd.(b)	374,200	3,088,493
Toray Industries, Inc.	1,481,400	14,374,592
Toshiba Corp.(a)	32,000	89,733
Toyota Industries Corp.	660,277	37,974,193
Trend Micro, Inc.	38,700	1,906,596
TV Asahi Holdings Corp.	179,800	3,590,147
Ube Industries Ltd.	376,535	10,896,758
Unicharm Corp.	4,700	107,655
West Japan Railway Co.	191,500	13,313,565
Yamato Kogyo Co. Ltd.	56,600	1,534,187

		846,738,691
Luxembourg — 0.0%
ArcelorMittal(a)	1,438	37,095

2	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (continued) September 30, 2017 (Unaudited)	BlackRock Global Allocation V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Mexico — 0.0%
Cemex SAB de CV(a)	170,651	$155,001
Fomento Economico Mexicano SAB de CV	2,251	21,494

		176,495
Netherlands — 2.0%
ABN AMRO Group NV, CVA(c)	608,953	18,234,627
Akzo Nobel NV	412	37,999
ING Groep NV	1,975,215	36,407,861
Koninklijke Ahold Delhaize NV	6,268	117,115
Koninklijke Philips NV	1,671,550	68,968,112
Randstad Holding NV	218,448	13,500,891
RELX NV	5,087	108,218
Royal Dutch Shell plc, Class A	1,000,952	30,316,274
Royal Dutch Shell plc, Class B	10,955	337,262
Royal Dutch Shell plc, ADR, Class A(b)	746,988	45,252,533
Unilever NV, CVA	42,712	2,524,746

		215,805,638
Norway — 0.0%
DNB ASA	3,174	64,083
Statoil ASA	4,332	87,093

		151,176
Poland — 0.0%
PGE Polska Grupa Energetyczna SA(a)	29,886	109,005

Portugal — 0.1%
Jeronimo Martins SGPS SA	75,422	1,488,753
NOS SGPS SA	1,415,722	8,767,787

		10,256,540
Singapore — 0.3%
CapitaLand Ltd	7,950,550	21,036,219
ComfortDelGro Corp. Ltd.	2,230,600	3,427,661
Genting Singapore plc	199,600	172,597
Singapore Telecommunications Ltd.	1,703,400	4,630,567
Wilmar International Ltd.	26,300	61,802

		29,328,846
South Africa — 0.0%
AngloGold Ashanti Ltd.	670	6,295
Barclays Africa Group Ltd.	6,761	69,394
FirstRand Ltd.	11,169	42,949
RMB Holdings Ltd.	18,548	86,942
Tiger Brands Ltd.	2,561	71,402

		276,982
South Korea — 0.4%
Coway Co. Ltd.	39,302	3,230,617
Doosan Bobcat, Inc.(b)	530,327	16,959,277
Hana Financial Group, Inc.	953	39,537
Hyundai Mobis Co. Ltd	27	5,669
Korea Electric Power Corp.	2,623	89,117
Korea Zinc Co. Ltd.	18	7,799
KT&G Corp.	134,767	12,436,400
LG Chem Ltd.(b)	15,769	5,417,475
LG Display Co. Ltd.(b)	5,593	149,826
Lotte Chemical Corp.	64	21,190
POSCO	14,115	3,922,339
Samsung Electronics Co. Ltd.	249	560,306
SK Hynix, Inc.	755	55,062
SK Innovation Co. Ltd.	1,097	191,201
SK Telecom Co. Ltd.	17,103	3,816,173

		46,901,988
Spain — 0.5%
Abertis Infraestructuras SA	4,590	92,796
Aena SME SA(c)	2,318	418,926
CaixaBank SA	1,732	8,694
Cellnex Telecom SA(c)	1,349,724	30,898,965
Endesa SA	1,814	40,933
Gas Natural SDG SA(b)	333,724	7,392,836

Security	Shares	Value
Spain (continued)
Telefonica SA	1,328,522	$14,437,138

		53,290,288
Sweden — 0.6%
Nordea Bank AB	7,797	105,861
Skandinaviska Enskilda Banken AB, Class A	8,026	105,889
SKF AB, Class B	2,063,387	45,048,955
Svenska Handelsbanken AB, Class A	1,195,943	18,068,669
Volvo AB, Class B	9,959	192,289

		63,521,663
Switzerland — 1.2%
ABB Ltd. (Registered)	12,480	308,605
Nestle SA (Registered)	843,066	70,768,015
Novartis AG (Registered)	40,829	3,502,105
Roche Holding AG	1,567	400,557
SGS SA (Registered)	18	43,223
Swiss Re AG	770	69,796
UBS Group AG (Registered)(a)	3,028,079	51,801,287
Zurich Insurance Group AG	1,219	372,502

		127,266,090
Taiwan — 0.6%
Catcher Technology Co. Ltd.	3,000	28,063
Cathay Financial Holding Co. Ltd.	1,996,000	3,180,829
Cheng Shin Rubber Industry Co. Ltd.	3,020,323	6,051,446
Chunghwa Telecom Co. Ltd.	5,256,000	18,106,558
Far EasTone Telecommunications Co. Ltd.	2,917,000	6,940,013
Formosa Chemicals & Fibre Corp.	846,000	2,576,134
Formosa Petrochemical Corp.	604,000	2,086,298
Formosa Plastics Corp.	902,000	2,735,309
Fubon Financial Holding Co. Ltd.	2,080,000	3,250,565
Hon Hai Precision Industry Co. Ltd.	1,104,200	3,834,785
Innolux Corp.	167,000	78,170
Nan Ya Plastics Corp.	1,132,000	2,793,298
Pegatron Corp.	151,000	393,177
Taiwan Cooperative Financial Holding Co. Ltd.	15,450	7,982
Taiwan Mobile Co. Ltd.	2,581,000	9,199,110
Taiwan Semiconductor Manufacturing Co. Ltd.	458,000	3,280,407
Uni-President Enterprises Corp.	2,249,000	4,715,570

		69,257,714
Thailand — 0.2%
Advanced Info Service PCL	885,200	5,072,358
Intouch Holdings PCL, Class F	2,293,000	3,996,129
PTT Global Chemical PCL	1,874,400	4,332,392
Siam Cement PCL (The)	279,900	4,200,343
Thai Oil PCL	854,200	2,369,220

		19,970,442
Turkey — 0.0%
KOC Holding A/S	9,379	43,024
Tupras Turkiye Petrol Rafinerileri A/S	1,020	34,809
Turkiye Garanti Bankasi A/S	26,927	73,162
Turkiye Halk Bankasi A/S	13,001	44,217

		195,212
United Arab Emirates — 0.3%
NMC Health plc(b)	937,873	34,696,713

United Kingdom — 3.1%
Associated British Foods plc	2,390	102,320
Aviva plc	7,114	49,100
BAE Systems plc	1,925,925	16,310,183
Barclays plc	51,773	134,247
Berkeley Group Holdings plc	289,945	14,449,913
BP plc	1,400,573	8,972,072
BP plc, ADR(b)	868,880	33,391,059
Centrica plc	43,976	110,220
Compass Group plc	456	9,675
Diageo plc	1,135	37,325

SCHEDULES OF INVESTMENTS	3

Consolidated Schedule of Investments (continued) September 30, 2017 (Unaudited)	BlackRock Global Allocation V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
United Kingdom (continued)
Experian plc	735	$14,764
GlaxoSmithKline plc	2,913,476	58,242,198
GW Pharmaceuticals plc, ADR(a)(b)	64,311	6,526,923
HSBC Holdings plc	5,693,943	56,289,389
Imperial Brands plc	4,455	190,143
Legal & General Group plc	44,110	153,744
Liberty Global plc, Class A(a)	161,933	5,491,148
Liberty Global plc, Class C(a)	707	23,119
Lloyds Banking Group plc	375,513	341,250
Meggitt plc	1,895,105	13,236,776
Michael Kors Holdings Ltd.(a)	656,404	31,408,931
National Grid plc	100,363	1,243,052
Prudential plc	1,348	32,258
Reckitt Benckiser Group plc	1,190	108,728
Rio Tinto plc	2,652	123,448
Smiths Group plc	776,834	16,429,708
Spire Healthcare Group plc(c)	2,440,027	7,370,633
SSE plc	7,579	141,819
TechnipFMC plc(a)	4,581	127,902
Vodafone Group plc	18,399,651	51,522,517
Vodafone Group plc, ADR(b)	526,932	14,996,485

		337,581,049
United States — 28.1%
3M Co	6,191	1,299,491
AbbVie, Inc.	21,718	1,929,861
Acadia Healthcare Co., Inc.(a)(b)	474,399	22,657,296
Accenture plc, Class A	14,351	1,938,390
Adobe Systems, Inc.(a)	16,087	2,399,859
Aetna, Inc.	347,434	55,245,480
Agilent Technologies, Inc.	852	54,698
Air Products & Chemicals, Inc.	401,077	60,650,864
Alliance Data Systems Corp.	4,025	891,739
Allstate Corp. (The)(e)	276,313	25,395,928
Alphabet, Inc., Class A(a)	817	795,529
Alphabet, Inc., Class C(a)	107,947	103,533,047
Altria Group, Inc.	3,408	216,135
Amazon.com, Inc.(a)(e)	95,537	91,844,495
Amdocs Ltd.	28,473	1,831,383
American International Group, Inc.	17,341	1,064,564
American Tower Corp.	16,568	2,264,514
Ameriprise Financial, Inc.	8,766	1,301,839
Amgen, Inc.	14,789	2,757,409
Anadarko Petroleum Corp.	815,524	39,838,347
Anthem, Inc.	146,594	27,835,269
Apple, Inc.	716,141	110,371,651
Applied Materials, Inc.	8,988	468,185
Archer-Daniels-Midland Co.	3,482	148,020
AT&T, Inc.	1,903	74,541
Automatic Data Processing, Inc.	569	62,203
AvalonBay Communities, Inc.	128	22,838
Axalta Coating Systems Ltd.(a)	1,130,878	32,704,992
Axis Capital Holdings Ltd.	21,223	1,216,290
Baker Hughes a GE Co.	1,164	42,626
Bank of America Corp.(b)	3,502,946	88,764,652
Bank of New York Mellon Corp. (The)	18,734	993,277
Baxter International, Inc.	83,564	5,243,641
Berkshire Hathaway, Inc., Class B(a)	236,320	43,322,182
Biogen, Inc.(a)	15,823	4,954,498
Boeing Co. (The)	9,644	2,451,601
Bristol-Myers Squibb Co.	241	15,361
Brookdale Senior Living, Inc.(a)	445,741	4,724,855
CA, Inc.	7,767	259,262
Campbell Soup Co.(b)	2,116	99,071
Capital One Financial Corp.	14,946	1,265,328

Security	Shares	Value
United States (continued)
Cardinal Health, Inc.	10,457	$699,782
Carnival Corp.	4,462	288,111
Caterpillar, Inc.	1,230	153,393
Celgene Corp.(a)	1,349	196,711
CenterPoint Energy, Inc.	21,538	629,125
Charles Schwab Corp. (The)	473,512	20,711,415
Charter Communications, Inc., Class A(a)	84,593	30,742,788
Chevron Corp.	7,329	861,158
Chubb Ltd.(b)	204,285	29,120,827
Cisco Systems, Inc.	751	25,256
Citigroup, Inc.	728,260	52,973,632
Cloudera, Inc.(a)	818,994	13,611,680
Coca-Cola Co. (The)	3,078	138,541
Colgate-Palmolive Co.	51,387	3,743,543
Comcast Corp., Class A	2,066,266	79,509,916
CommScope Holding Co., Inc.(a)	919,218	30,527,230
Conagra Brands, Inc.	11,912	401,911
ConocoPhillips	698	34,935
Constellation Brands, Inc., Class A	9,559	1,906,543
Cooper Cos., Inc. (The)	1,658	393,128
Corning, Inc.	5,739	171,711
Costco Wholesale Corp.	37	6,079
Crown Holdings, Inc.(a)(b)	20,649	1,233,158
Cummins, Inc.	5,274	886,190
CVS Health Corp.	356,442	28,985,863
Deere & Co.	1,301	163,393
Dell Technologies, Inc., Class V(a)	597	46,094
Delta Air Lines, Inc.	17,992	867,574
Devon Energy Corp.	1,961	71,988
Discover Financial Services	18,739	1,208,291
DISH Network Corp., Class A(a)	224,437	12,171,219
Dominion Energy, Inc.	54,881	4,221,995
DowDuPont, Inc.	1,209,908	83,761,931
DXC Technology Co.	101	8,674
Eaton Corp. plc	3,436	263,850
eBay, Inc.(a)	8,301	319,256
Edgewell Personal Care Co.(a)(b)	508,152	36,978,221
Edwards Lifesciences Corp.(a)	2,802	306,287
Electronic Arts, Inc.(a)	151,932	17,937,092
EQT Corp.(b)	289,576	18,891,938
Equity Residential	3,445	227,129
Expedia, Inc.	56,633	8,151,754
Express Scripts Holding Co.(a)	9,532	603,566
Exxon Mobil Corp.	8,599	704,946
Facebook, Inc., Class A(a)	403,643	68,970,479
Fifth Third Bancorp	26,666	746,115
FirstEnergy Corp.	2,869	88,451
Ford Motor Co.	5,622	67,295
Fortune Brands Home & Security, Inc.(b)	345,300	23,214,519
General Dynamics Corp.	8,184	1,682,467
General Electric Co.	2,465,377	59,612,816
Gilead Sciences, Inc.	648,654	52,553,947
Global Payments, Inc.	162,211	15,414,911
Goldman Sachs Group, Inc. (The)	122,567	29,071,667
Goodyear Tire & Rubber Co. (The)	19,273	640,827
Halliburton Co.	4,376	201,427
Hartford Financial Services Group, Inc. (The)	60,476	3,352,185
HCA Healthcare, Inc.(a)	536,235	42,678,944
HCP, Inc.	7,710	214,569
Helmerich & Payne, Inc.(b)	15,823	824,537
Hewlett Packard Enterprise Co.	7,434	109,354
Home Depot, Inc. (The)	149,883	24,514,863
HP, Inc.	23,692	472,892
Humana, Inc.	120	29,236
Illinois Tool Works, Inc.	9,449	1,398,074
Ingersoll-Rand plc	1,237	110,303

4	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (continued) September 30, 2017 (Unaudited)	BlackRock Global Allocation V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
United States (continued)
Intel Corp.	49,780	$1,895,622
International Business Machines Corp.	3,592	521,127
International Paper Co.	28,616	1,625,961
Intuit, Inc.	14,623	2,078,513
Jawbone Health Hub, Inc. (Acquired 1/24/17, cost $0)(g)(f)	333,860	910,536
Johnson & Johnson	34,099	4,433,211
JPMorgan Chase & Co.	470,185	44,907,369
Kansas City Southern	366,350	39,814,918
Kimberly-Clark Corp.	1,558	183,345
Kinder Morgan, Inc.	2,996	57,463
KLA-Tencor Corp.	14,742	1,562,652
Kroger Co. (The)	3,699	74,202
Las Vegas Sands Corp.	5,030	322,725
Lear Corp.	8,396	1,453,180
Liberty Broadband Corp., Class A(a)	68,678	6,468,094
Liberty Broadband Corp., Class C(a)(b)	167,755	15,987,052
Liberty Media Corp.-Liberty SiriusXM, Class A(a)	255,387	10,700,715
Liberty Media Corp.-Liberty SiriusXM, Class C(a)	417,751	17,491,235
Lookout, Inc. (Acquired 3/04/15, cost $936,169)(g)(f)	81,954	76,217
Lowe’s Cos., Inc.	679,452	54,315,393
LyondellBasell Industries NV, Class A	1,701	168,484
ManpowerGroup, Inc.	7,705	907,803
Marathon Oil Corp.	1,749,485	23,723,017
Marathon Petroleum Corp.	956,761	53,655,157
Marsh & McLennan Cos., Inc.	270,501	22,670,689
Masco Corp.	594,651	23,197,336
Mastercard, Inc., Class A	148,294	20,939,113
McDonald’s Corp.	16,893	2,646,795
McKesson Corp.	7,419	1,139,633
Medtronic plc	40,529	3,151,940
Merck & Co., Inc.	1,654	105,906
MetLife, Inc.	535,295	27,808,575
Micron Technology, Inc.(a)	5,396	212,225
Microsoft Corp.	2,287,335	170,383,584
Mohawk Industries, Inc.(a)	80,463	19,915,397
Mondelez International, Inc., Class A	96,250	3,913,525
Monsanto Co.	2,750	329,505
Moody’s Corp.	1,973	274,661
Morgan Stanley	1,250,544	60,238,704
Motorola Solutions, Inc.	2,074	176,020
NextEra Energy Partners LP(b)	368,250	14,836,793
NextEra Energy, Inc.	346,901	50,838,342
Norfolk Southern Corp.	312	41,259
Northern Trust Corp.	1,293	118,865
Northrop Grumman Corp.	7,016	2,018,644
ONEOK, Inc.	1,860	103,063
Oracle Corp.	9,437	456,279
O’Reilly Automotive, Inc.(a)(b)	164,326	35,390,891
PACCAR, Inc.	284	20,545
Packaging Corp. of America	17,922	2,055,295
PepsiCo, Inc.	40,115	4,470,014
Perrigo Co. plc	304,469	25,773,301
Pfizer, Inc.	1,993,458	71,166,451
Philip Morris International, Inc.	4,581	508,537
Phillips 66	15,621	1,431,040
Pioneer Natural Resources Co.	108,742	16,043,795
PPG Industries, Inc.	413	44,877
Praxair, Inc.	817	114,168
Priceline Group, Inc. (The)(a)	4,065	7,442,283
Procter & Gamble Co. (The)	3,166	288,043
Prudential Financial, Inc.	16,042	1,705,585
Pure Storage, Inc., Class A(a)	1,190,478	19,035,743
PVH Corp.	6,366	802,498

Security		Shares/Par (000)	Value
United States (continued)
QUALCOMM, Inc.		1,427,587	$74,006,110
Ralph Lauren Corp.(b)		165,163	14,582,241
Raytheon Co.		7,993	1,491,334
Reinsurance Group of America, Inc.		12,292	1,715,103
Republic Services, Inc.		588	38,843
Rockwell Automation, Inc.		7,228	1,288,102
Royal Caribbean Cruises Ltd.		8,410	996,921
S&P Global, Inc.		211	32,981
Sabre Corp.(b)		155,148	2,808,179
Schlumberger Ltd.		242,387	16,908,917
Sempra Energy		181,777	20,746,209
Snap, Inc., Class A(a)(b)		800,107	11,633,556
St Joe Co. (The)(a)		1,314,978	24,787,335
Starbucks Corp		235,212	12,633,237
State Street Corp.		3,968	379,103
Stryker Corp.		5,611	796,874
SunTrust Banks, Inc.		272,283	16,274,355
Symantec Corp		641	21,031
Target Corp.		455,510	26,879,645
TE Connectivity Ltd.		577	47,926
Tenet Healthcare Corp.(a)(b)		1,047,228	17,205,956
TESARO, Inc.(a)(b)		65,639	8,473,995
Texas Instruments, Inc.		1,992	178,563
Thermo Fisher Scientific, Inc		19,383	3,667,264
Travelers Cos., Inc. (The)		31,940	3,913,289
TripAdvisor, Inc.(a)(b)		402,671	16,320,256
Tyson Foods, Inc., Class A		14,060	990,527
Union Pacific Corp.		2,245	260,353
United Continental Holdings, Inc.(a)		638,195	38,853,312
United Rentals, Inc.(a)		11,519	1,598,146
United Technologies Corp.		2,886	335,007
UnitedHealth Group, Inc.		26,040	5,099,934
Unum Group		231,415	11,832,249
Valero Energy Corp.		35,963	2,766,634
VeriFone Systems, Inc.(a)(b)		489,284	9,922,680
VeriSign, Inc.(a)(b)		17,442	1,855,654
Verizon Communications, Inc.		1,004,629	49,719,089
Visa, Inc., Class A(b)		186,118	19,587,058
Vistra Energy Corp.		284,179	5,311,306
VMware, Inc., Class A(a)(b)		159,403	17,405,214
WABCO Holdings, Inc.(a)		8,893	1,316,164
Walgreens Boots Alliance, Inc.		293	22,625
Wal-Mart Stores, Inc.		3,809	297,635
Waste Management, Inc.		3,326	260,326
Wells Fargo & Co.		2,845	156,902
Western Digital Corp.		10,431	901,238
WestRock Co.		295,569	16,767,629
Weyerhaeuser Co.		4,257	144,866
Williams Cos., Inc. (The)		1,525,790	45,788,958
Williams-Sonoma, Inc.(b)		307,684	15,341,124
Wyndham Worldwide Corp.		17,612	1,856,481
Wynn Resorts Ltd.		10,800	1,608,336
Yum China Holdings, Inc.(a)		2,071	82,778
Zimmer Biomet Holdings, Inc.		333,715	39,074,689

			3,015,907,062

Total Common Stocks — 55.0% (Cost: $5,003,669,413)			5,912,391,467

Corporate Bonds — 5.0%

Australia — 0.2%
Quintis Ltd., 8.75%, 08/01/23(c)(h)	USD	28,698	20,088,600

Brazil — 0.0%
Odebrecht Finance Ltd., 4.38%, 04/25/25(c)		5,283	1,994,332

SCHEDULES OF INVESTMENTS	5

Consolidated Schedule of Investments (continued) September 30, 2017 (Unaudited)	BlackRock Global Allocation V.I. Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Chile — 0.0%
Inversiones Alsacia SA, 8.00%, 12/31/18(c)(h)	USD	7,809	$195,219

China — 0.0%
China Milk Products Group Ltd., 0.00%, 01/05/12(a)(g)(h)(i)		4,800	24,000

France — 0.2%
BNP Paribas SA, 2.40%, 12/12/18		12,124	12,216,556
Danone SA, 2.59%, 11/02/23(c)		8,441	8,292,393

			20,508,949
Germany — 0.2%(c)
Bayer Capital Corp. BV, 5.63%, 11/22/19(i)	EUR	16,000	23,248,446
Unitymedia Hessen GmbH & Co. KG, 5.50%, 01/15/23	USD	2,396	2,473,663

			25,722,109
India — 0.0%
REI Agro Ltd.:
5.50%, 11/13/14(c)(g)(h)(i)		8,439	1

			1
Italy — 0.2%
Intesa Sanpaolo SpA, 3.88%, 01/15/19		10,073	10,282,891
Telecom Italia SpA, 5.30%, 05/30/24(c)		7,219	7,850,663

			18,133,554
Luxembourg — 0.1%
Intelsat Jackson Holdings SA:
7.50%, 04/01/21		6,671	6,320,772
8.00%, 02/15/24(c)		2,264	2,433,800

			8,754,572
Mexico — 0.0%
Trust F/1401, 5.25%, 12/15/24(c)		3,282	3,499,597

Netherlands — 0.1%
Bio City Development Co. BV, 8.00%, 07/06/18(c)(g)(h)(i)		21,400	6,148,220
Cooperatieve Rabobank UA, 3.95%, 11/09/22		2,236	2,346,649

			8,494,869
Singapore — 0.1%
CapitaLand Ltd., 1.95%, 10/17/23(c)(i)	SGD	8,750	6,644,182

Switzerland — 0.1%
UBS Group Funding Switzerland AG, 4.13%, 09/24/25(c)	USD	5,294	5,568,804

United Arab Emirates — 0.1%
Dana Gas Sukuk Ltd., 7.00%, 10/31/17(c)(h)(i)		17,922	14,516,699

United States — 3.7%
AbbVie, Inc.:
2.50%, 05/14/20(e)		8,959	9,066,349
2.30%, 05/14/21		7,254	7,242,048
Activision Blizzard, Inc., 2.30%, 09/15/21		2,004	1,992,697
AliphCom (Acquired 11/11/15, cost $3,000,000), 15.00%, 04/28/20(f)(g)(h)(i)		3,000	70,800
AliphCom (Acquired 4/27/15 — 7/21/15, cost $44,575,000), 15.00%, 04/28/20(f)(g)(h)(i)		44,575	1,051,970
Allergan Funding SCS, 3.45%, 03/15/22		7,672	7,955,200
Ally Financial, Inc., 3.50%, 01/27/19		5,076	5,152,140
American Express Credit Corp., 2.70%, 03/03/22		16,079	16,270,284
American Tower Corp., 3.40%, 02/15/19		3,455	3,518,025
Apple, Inc.:
3.35%, 02/09/27		13,596	13,998,251
3.20%, 05/11/27		13,065	13,301,656
AT&T, Inc.:
3.00%, 06/30/22		16,210	16,367,825
2.85%, 02/14/23		12,040	11,964,394
3.40%, 08/14/24		19,351	19,381,136
Bank of America Corp.:
3.30%, 01/11/23		8,853	9,069,470

Security		Par (000)	Value
United States — (continued)
4.00%, 01/22/25	USD	4,152	$4,296,452
Becton Dickinson and Co.:
3.13%, 11/08/21		7,784	7,935,088
2.89%, 06/06/22		6,370	6,390,725
3.36%, 06/06/24		3,461	3,493,290
Berkshire Hathaway, Inc., 2.75%, 03/15/23		5,669	5,763,058
CCO Holdings LLC, 5.13%, 05/01/27(c)		6,745	6,837,744
Citigroup, Inc.:
2.70%, 03/30/21		7,992	8,081,101
2.90%, 12/08/21		3,808	3,854,915
Cobalt International Energy, Inc.: (i) 2.63%, 12/01/19		12,966	3,241,500
3.13%, 05/15/24		16,167	3,071,730
eBay, Inc., 3.80%, 03/09/22		4,124	4,322,918
Edgewell Personal Care Co.:
4.70%, 05/19/21 — 05/24/22		8,489	9,082,483
EI du Pont de Nemours & Co., 2.20%, 05/01/20		8,791	8,847,576
Ford Motor Credit Co. LLC:
5.00%, 05/15/18		6,402	6,529,328
2.55%, 10/05/18		2,352	2,367,194
2.26%, 03/28/19		3,125	3,133,102
Forest Laboratories LLC, 5.00%, 12/15/21(c)		3,723	4,068,868
GE Capital International Funding Co. Unlimited Co., 2.34%, 11/15/20		3,061	3,093,222
General Electric Co., 5.55%, 05/04/20		970	1,059,943
General Motors Financial Co., Inc., 3.45%, 04/10/22		3,200	3,252,579
Goldman Sachs Group, Inc. (The), 2.60%, 12/27/20		25,825	26,033,782
Hilton Worldwide Finance LLC, 4.63%, 04/01/25		5,299	5,457,970
Hughes Satellite Systems Corp., 7.63%, 06/15/21		1,337	1,518,190
JPMorgan Chase & Co.:
2.30%, 08/15/21		11,079	11,070,609
4.35%, 08/15/21		3,482	3,730,561
(ICE LIBOR USD 3 Month + 1.00%), 2.30%, 01/15/23(l)		9,000	9,083,998
Medtronic, Inc., 3.15%, 03/15/22		9,084	9,406,050
Mylan, Inc., 2.55%, 03/28/19		5,702	5,728,374
Oracle Corp., 1.90%, 09/15/21		12,549	12,457,428
QUALCOMM, Inc.:
3.00%, 05/20/22		9,524	9,806,391
2.60%, 01/30/23		8,112	8,131,158
Santander Holdings USA, Inc., 3.70%, 03/28/22(c)		2,205	2,246,545
Sherwin-Williams Co. (The):
2.25%, 05/15/20		5,135	5,155,323
2.75%, 06/01/22		2,965	2,984,961
Synchrony Financial, 3.75%, 08/15/21		2,199	2,268,315
Verizon Communications, Inc.:
3.13%, 03/16/22		39,431	40,405,218
2.63%, 08/15/26		3,830	3,596,658
Volkswagen Group of America Finance LLC, 2.45%, 11/20/19		3,429	3,449,876

			397,656,468

Total Corporate Bonds — 5.0% (Cost: $639,423,213)			531,801,955

Floating Rate Loan Interests — 0.4%(l)

Cyprus — 0.0%
Ocean Rig UDW, Inc., 8.00%, 09/20/24		711	718,861

6	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (continued) September 30, 2017 (Unaudited)	BlackRock Global Allocation V.I. Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
United States — 0.4%
Fieldwood Energy LLC, 2nd Lien Term Loan, (ICE LIBOR USD 3 Month + 7.13%), 8.46%, 09/30/20	USD	4,979	$1,961,767
Fieldwood Energy LLC, Term Loan:
(ICE LIBOR USD 3 Month + 7.00%), , 8.33%, 08/31/20		2,191	1,917,491
(ICE LIBOR USD 3 Month + 7.13%), , 8.46%, 12/31/00		2,958	2,026,516
Hilton Worldwide Finance LLC, Term Loan B-2, (ICE LIBOR USD 1 Month + 2.00%), 3.24%, 10/25/23		14,450	14,506,550
Neiman Marcus Group, Inc., Other Term Loan, (ICE LIBOR USD 1 Month + 3.25%), 4.48%, 10/25/20		3,985	2,959,556
Seadrill Operating LP, Term Loan, (ICE LIBOR USD 3 Month + 3.00%), 4.33%, 02/21/21		14,022	10,218,209
Sheridan Investment Partners II LP, Term Loan, (ICE LIBOR USD 3 Month + 3.50%), 4.82%, 12/16/20		11,680	9,869,417
Sheridan Production Partners II LP, Term Loan: (ICE LIBOR USD 3 Month + 3.50%), , 4.82%, 12/16/20		2,231	1,885,080

			45,344,586

Total Floating Rate Loan Interests — 0.4% (Cost: $54,915,135)			46,063,447

Foreign Agency Obligations — 0.4%

Brazil — 0.2%
Petrobras Global Finance BV:
6.13%, 01/17/22		7,510	8,073,250
7.38%, 01/17/27		8,682	9,558,882

			17,632,132
Mexico — 0.2%
Petroleos Mexicanos:
(ICE LIBOR USD 3 Month + 3.65%), 4.97%, 03/11/22(c)		8,570	9,331,016
4.63%, 09/21/23		9,046	9,343,614

			18,674,630
South Korea — 0.0%
Export-Import Bank of Korea, 2.63%, 12/30/20		6,819	6,823,773

Total Foreign Agency Obligations — 0.4% (Cost: $41,586,163)			43,130,535

Foreign Government Obligations — 11.1%

Argentina — 1.0%
Republic of Argentina:
6.88%, 04/22/21		10,204	11,122,360
3.88%, 01/15/22	EUR	5,376	6,474,618
5.63%, 01/26/22	USD	20,641	21,673,050
7.50%, 04/22/26		46,364	52,113,136
6.88%, 01/26/27		13,422	14,502,471

			105,885,635
Australia — 2.4%
Commonwealth of Australia:
5.75%, 05/15/21	AUD	50,304	44,292,866
5.75%, 07/15/22		158,421	143,162,965
5.50%, 04/21/23		55,462	50,316,960
3.00%, 03/21/47		33,803	23,578,554

			261,351,345

Security		Par (000)	Value
Brazil — 1.2%
Federative Republic of Brazil:
6.00%, 08/15/22		30	$30,813,252
10.00%, 01/01/23	BRL	91	30,508,879
10.00%, 01/01/27		131	42,241,312
5.00%, 01/27/45	USD	20,006	18,619,584
5.63%, 02/21/47		7,600	7,676,000

			129,859,027
Canada — 1.0%
Canada Government Bond:
0.50%, 08/01/18	CAD	106,208	84,568,891
0.75%, 03/01/21		26,087	20,296,324

			104,865,215
Germany — 0.5%
Federal Republic of Germany, 0.00%, 08/15/26.	EUR	45,299	52,115,189

Hungary — 0.3%
Republic of Hungary:
6.25%, 01/29/20	USD	4,476	4,878,840
6.38%, 03/29/21		22,384	25,237,960

			30,116,800
Indonesia — 0.1%
Republic of Indonesia:
6.88%, 01/17/18(c)		5,918	6,003,805
4.88%, 05/05/21		2,427	2,615,765
3.70%, 01/08/22(c)		3,549	3,682,762

			12,302,332
Italy — 0.2%
Italy Buoni Poliennali Del Tesoro, 1.85%, 05/15/24	EUR	13,627	16,536,484

Japan — 1.1%
Government of Japan (2 Year):
0.10%, 03/15/18	JPY	6,086,800	54,150,747
0.10%, 10/15/18		7,006,100	62,410,171

			116,560,918
Mexico — 1.2%
United Mexican States:
8.50%, 12/13/18	MXN	7,488	41,803,781
6.50%, 06/10/21		15,000	81,859,328

			123,663,109
New Zealand — 0.4%
New Zealand Government Bond, 6.00%, 05/15/21 NZD		59,124	48,224,661

Poland — 1.3%
Republic of Poland:
5.00%, 03/23/22	USD	3,654	4,037,999
3.25%, 07/25/25	PLN	97,476	26,868,008
2.50%, 07/25/26		98,085	25,253,729
2.50%, 07/25/27		324,200	82,413,790

			138,573,526
Saudi Arabia — 0.1%
Kingdom of Saudi Arabia, 2.38%, 10/26/21(c)	USD	11,679	11,521,334

South Korea — 0.0%
Export-Import Bank of Korea, 2.88%, 09/17/18		3,344	3,367,197

Turkey — 0.3%
Republic of Turkey, 11.00%, 03/02/22	TRY	130,211	36,765,115

Total Foreign Government Obligations — 11.1% (Cost: $1,174,218,209)			1,191,707,887

SCHEDULES OF INVESTMENTS	7

Consolidated Schedule of Investments (continued) September 30, 2017 (Unaudited)	BlackRock Global Allocation V.I. Fund (Percentages shown are based on Net Assets)

Security		Shares/Par (000)	Value
Investment Companies — 3.9%(a)(m)
ETFS Physical Platinum Shares		67,020	$5,846,825
ETFS Physical Swiss Gold Shares		230,215	28,546,660
ETFS Physical Palladium Shares		80,940	7,256,271
iShares Gold Trust(n)		2,098,037	25,826,835
SPDR Gold Shares		2,896,993	352,216,409

Total Investment Companies — 3.9% (Cost: $411,305,011)			419,693,000

Non-Agency Mortgage-Backed Securities — 0.1%(o)

Commercial Mortgage-Backed Securities — 0.1%
United Kingdom — 0.1%
Logistics UK plc, Series 2015-1A, 3.88%, 08/20/25(c)	GBP	6,637	8,906,920
Total Non-Agency Mortgage-Backed Securities — 0.1% (Cost: $10,176,478)			8,906,920

Preferred Securities – 3.2%

Capital Trusts — 1.0%
Netherlands — 0.0%
ING Groep NV, 6.00%, 04/16/20(k)(l)	USD	3,944	4,060,742

United Kingdom — 0.3%(k)(l)
HSBC Holdings plc, (USD ICE Swap Rate 5 Year + 3.71%), 6.38%, 09/17/24		15,355	16,296,461
Lloyds Bank plc, (U.K. Government Bonds 5 Year Note Generic Bid Yield + 13.40%), 13.00%, 01/21/29	GBP	8,180	20,661,862

			36,958,323
United States — 0.7%
American Express Co., Series C, 4.90%, 03/15/20(k)(o)	USD	5,135	5,231,281
Citigroup, Inc., Series O, 5.87%, 03/27/20(k)(o)		9,567	9,992,732
Dominion Energy, Inc., Series A, 6.75%, 08/15/19(i)		329	16,692,944
General Electric Co.:(o)
Series D, 5.00%, 01/21/21(k)		8,146	8,616,024
6.38%, 11/15/67		4,805	4,815,571
Goldman Sachs Group, Inc. (The), Series M, 5.38%, 05/10/20(k)(o)		8,271	8,569,583
Morgan Stanley, Series H, 5.45%, 07/15/19(k)(o)		5,940	6,125,625
NBCUniversal Enterprise, Inc., 5.25%, 03/19/21(c)(k)		6,235	6,655,863
Prudential Financial, Inc.:(o)
5.62%, 06/15/43		2,954	3,219,860
5.87%, 09/15/42		4,447	4,925,053
USB Capital IX, 3.50%(o)		2,096	1,866,593

			76,711,129
Total Capital Trusts — 1.0% (Cost: $108,629,652)			117,730,194

Preferred Stocks — 1.7%

Brazil — 0.0%
Itau Unibanco Holding SA (Preference), 0.00%		8,128	111,636
Petroleo Brasileiro SA (Preference), 0.00%(a)		17,960	86,989
Vale SA (Preference), 0.00%(a)		7,942	73,974

			272,599
South Korea — 0.0%
Samsung Electronics Co. Ltd. (Preference), 0.00%		158	285,797

Security	Shares/Par (000)	Value
United States — 1.7%
Anthem, Inc., 5.25%, 05/01/18(i)	407,836	$21,325,744
Crown Castle International Corp., Series A, 6.88%, 08/01/20(a)(i)	13,602	14,526,936
Domo, Inc., Series D-2 (Acquired 4/01/15 - 4/12/17, cost $23,596,895), 0.00%(a)(f)(g)	2,798,626	27,622,439
Dropbox, Inc., Series C (Acquired 1/28/14, cost $28,835,783), 0.00%(a)(f)(g)	1,509,632	19,459,157
Grand Rounds, Inc., Series C (Acquired 3/31/15, cost $5,939,231), 0.00%(a)(f)(g)	2,139,107	6,481,494
Lookout, Inc., Series F (Acquired 9/19/14 -10/22/14, cost $10,936,522), 0.00%(a)(f)(g)	957,404	10,033,594
Palantir Technologies, Inc., Series I (Acquired 3/27/14, cost $11,447,321), 0.00%(a)(f)(g)	1,867,426	10,588,305
Uber Technologies, Inc., Series D (Acquired 6/10/14, cost $17,574,548), 0.00%(a)(f)(g)	1,132,888	55,964,667
Wells Fargo & Co., Series L, 7.50%(i)(k)	3,211	4,222,465
Welltower, Inc., Series I, 6.50%(b)(i)(k)	154,397	9,793,402

		180,018,203
Total Preferred Stocks — 1.7% (Cost: $143,001,836)		180,576,599

Trust Preferreds — 0.5%

China — 0.3%
Mandatory Exchangeable Trust, 5.75%, 06/03/19(c)(i)	159,574	31,295,653

United States — 0.2%(b)(o)
Citigroup Capital XIII, 7.68%, 10/30/40	362,772	10,077,806
GMAC Capital Trust I, Series 2, 7.10%, 02/15/40	405,551	10,706,546

		20,784,352
Total Trust Preferreds — 0.5% (Cost: $35,835,157)		52,080,005

Total Preferred Securities — 3.2% (Cost: $287,466,645)		350,386,798

U.S. Treasury Obligations — 22.3%
U.S. Treasury Bills:
0.95%, 10/05/17	20,000	19,998,790
0.95%, 10/12/17(p)	204,000	203,947,623
0.96%, 10/26/17(p)	75,000	74,953,187
0.96%, 11/02/17(p)	111,250	111,158,066
0.99%, 11/16/17(p)	192,345	192,113,638
0.95%, 11/24/17	50,000	49,926,817
U.S. Treasury Inflation Linked Notes, 0.13%, 04/15/22	190,405	191,636,775
U.S. Treasury Notes:
0.75%, 12/31/17(m)	30,000	29,970,573
1.13%, 07/31/21	22,358	21,813,409
1.88%, 07/31/22 - 09/30/22	688,203	686,619,713
1.63%, 08/31/22	365,086	360,066,068
2.13%, 09/30/24	138,347	137,979,017
2.25%, 08/15/27	317,623	315,464,055

Total U.S. Treasury Obligations — 22.3% (Cost: $2,404,089,208)		2,395,647,731

8	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (continued) September 30, 2017 (Unaudited)	BlackRock Global Allocation V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Warrants — 0.0%(g)

Australia — 0.0%
Quintis Ltd. (issued/exercisable 08/01/11, 2 share for 1 warrant, Expires 07/15/2018, Strike Price AUD 1.28)(a))	3,767,700	$29

		29
Total Warrants — 0.0%		29

Total Long-Term Investments — 101.4% (Cost: $10,026,849,475)		10,899,729,769

Short-Term Securities — 2.8%

Money Market Funds — 2.8%(n)(q)
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.91%(a)	3,634,200	3,634,200
SL Liquidity Series, LLC, Money Market Series, 1.32%(r)	293,602,296	293,631,657

Total Money Market Funds — 2.8% (Cost: $297,265,857)		297,265,857

Total Short-Term Securities — 2.8% (Cost: $297,265,857)		297,265,857

Total Options Purchased — 0.2% (Cost: $35,847,009)		32,581,402

Security	Shares	Value
Short-Term Securities (continued)
Total Investments Before Investments Sold Short — 104.4% (Cost: $10,359,962,341)		$11,229,577,028

Investments Sold Short — (0.5)%

Common Stocks — (0.5)%
Canada — (0.3)%
Bank of Montreal	181,914	(13,767,292)
Royal Bank of Canada	227,598	(17,609,546)

		(31,376,838)
United States — (0.2)%
Prologis, Inc	404,169	(25,648,565)

Total Common Stocks — (0.5)% (Proceeds: $46,572,359)		(57,025,403)

Total Investments Sold Short — (0.5)% (Proceeds: $46,572,359)		(57,025,403)

Total Investments, Net of Investments Sold Short — 103.9% (Cost: $10,313,389,982)		11,172,551,625
Liabilities in Excess of Other Assets — (3.9)%		(420,891,465)

Net Assets — 100.0%		$10,751,660,160

(a)	Non-income producing security.
(b)	Security, or a portion of security, is on loan.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(e)	All or a portion of security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(f)	Restricted security as to resale, excluding 144A securities. As of period end, the Fund held restricted securities with a current value of $132,259,179 and an original cost of $146,841,469, which was 1.30% of its net assets.
(g)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(h)	Issuer filed for bankruptcy and/or is in default.
(i)	Convertible Security
(j)	Zero-coupon bond.
(k)	Perpetual Security with no stated maturity date.
(l)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(m)	All or a portion of Security is held by a wholly owned subsidiary.
(n)	During the period ended September 30, 2017, investments in issuers considered to be affiliates of the Fund for the purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliates	Shares Held at 12/31/16	Shares Purchased		Shares Sold		Shares Held at 09/30/17	Value at 09/30/17	Income		Net Realized (Loss) (2)	Change in Unrealized (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	3,489,583	144,617	(1)	—		3,634,200	$3,634,200	$5,479,250		$—	$—
SL Liquidity Series, LLC, Money Market Series	304,751,698	—		(11,149,402	)(1)	293,602,296	293,631,657	2,123,078	(3)	2,342	—
iShares Gold Trust	2,098,037	—		—		2,098,037	25,826,835	—		—	(3,176,613)
iShares iBoxx $ High Yield Corporate Bond ETF	122,665	—		(122,665)		—	—	93,976		368,124	—

Total							$323,092,692	$7,696,304		$370,466	$(3,176,613)

(1)	Represents net shares purchased/sold.
(2)	Includes net capital gain distributions, if applicable.
(3)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(o)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(p)	Rates are discount rates or a range of discount rates at the time of purchase.
(q)	Current yield as of period end.
(r)	Security was purchased with the cash collateral from loaned securities.

SCHEDULES OF INVESTMENTS	9

Consolidated Schedule of Investments (continued) September 30, 2017 (Unaudited)	BlackRock Global Allocation V.I. Fund (Percentages shown are based on Net Assets)

Derivative Financial Instruments Outstanding as of Period End

Futures contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short
Yen Denominated Nikkei 225 Index	(103)	December 2017	$(9,314)	$(540,454)
EURO STOXX 50 Index	(89)	December 2017	$(3,762)	(71,060)
NASDAQ 100 E-Mini Index	(185)	December 2017	$(22,135)	86,159
Russell 2000 E-Mini Index	(576)	December 2017	$(42,996)	(2,032,797)
S&P 500 E-Mini Index	(349)	December 2017	$(43,906)	(397,690)

				$(2,955,842)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	23,722,000	USD	26,994,617	Goldman Sachs	10/12/17	$1,056,174
EUR	23,413,000	USD	26,708,616	Goldman Sachs	10/19/17	987,441
USD	64,100,617	AUD	80,855,491	Goldman Sachs	10/20/17	690,809
USD	14,088,312	EUR	11,743,000	UBS AG	10/23/17	194,053
GBP	63,368,000	USD	82,032,729	JPMorgan Chase Bank	11/16/17	2,997,873
JPY	3,037,932,905	USD	26,930,000	Barclays Bank plc	12/07/17	151,468
USD	24,859,868	NZD	34,289,000	UBS AG	12/07/17	125,443
EUR	57,575,985	USD	67,978,814	UBS AG	12/14/17	348,047
EUR	22,386,000	PLN	95,921,772	Deutsche Bank AG	12/15/17	276,873
USD	9,726,822	AUD	12,277,000	Deutsche Bank Securities, Inc.	12/15/17	105,159

						$6,933,340

JPY	46,176,416	USD	410,986	Citibank NA	10/05/17	(581)
USD	47,857,054	AUD	64,847,000	Goldman Sachs	10/12/17	(3,003,955)
USD	27,713,465	EUR	23,722,000	Goldman Sachs	10/12/17	(337,325)
USD	26,061,750	NZD	37,908,000	Goldman Sachs	10/19/17	(1,310,214)
JPY	2,917,561,275	USD	26,850,000	Citibank NA	10/26/17	(891,897)
NOK	82,096,000	USD	10,318,144	Morgan Stanley Co., Inc.	10/27/17	(4,750)
EUR	31,651,000	USD	38,185,507	Deutsche Bank AG	11/16/17	(687,122)
EUR	31,406,000	USD	37,673,067	UBS AG	12/14/17	(402,782)
JPY	3,654,457,532	USD	32,593,000	Goldman Sachs International	12/14/17	(143)
EUR	33,057,000	USD	39,489,396	BNP Paribas SA	12/15/17	(257,211)
EUR	33,068,000	USD	39,466,327	UBS AG	12/15/17	(221,087)

						$(7,117,067)

	Net Unrealized Depreciation					$(183,727)

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund (%)	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.29-V1	5.00	Quarterly	12/20/2022	USD	8,975	$(715,383)	$(669,766)	$(45,616)

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate (%)	Frequency	Rate (%)	Frequency
0.42	Annual	6 month EURIBOR	Semi-Annual	03/07/2018	(a)	3/7/2023	EUR	119,219	$(380,926)	$—	$(380,925)
3 month LIBOR	Quarterly	2.40	Semi-Annual	03/07/2018	(a)	3/7/2023	USD	134,710	2,016,266	—	2,016,266
0.37	Annual	6 month EURIBOR	Semi-Annual	N/A		8/15/2026	EUR	45,313	1,848,063	—	1,848,063
3.03	Semi-Annual	3 month LIBOR	Quarterly	04/19/2022	(a)	4/19/2027	USD	180,442	(3,721,519)	—	(3,721,520)

									$(238,116)	$—	$(238,116)

(a)	Forward Swap.

10	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (continued) September 30, 2017 (Unaudited)	BlackRock Global Allocation V.I. Fund

Currency Swaps

Paid by the Fund		Received by the Fund		Notional Amount (000)			Counterparty	Termination Date (1)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate (%)	Frequency	Rate (%)	Frequency	Delivered		Received
0.10	Semi-Annual	1.96	Semi-Annual JPY	3,652,350	USD	32,208	Bank of America NA	03/15/2018	$(238,244)	$—	$(238,244)
0.10	Semi-Annual	1.84	Semi-Annual JPY	2,434,450	USD	21,624	Bank of America NA	03/15/2018	(15,906)	—	(15,906)
0.10	Semi-Annual	2.01	Semi-Annual JPY	7,006,100	USD	67,725	Bank of America NA	10/15/2018	5,956,538	—	5,956,538

									$5,702,388	$—	$5,702,388

(1)	At expiration date, the notional amount delivered will be exchanged for the notional amount received.

OTC Interest Rate Swaptions Written

		Expiration	Exercise	Paid by the Fund		Received by the Fund		Notional
Description	Counterparty	Date	Rate	Rate	Frequency	Rate	Frequency	Amount (000)		Value
Put
5-Year Interest Rate Swap 10/05/2022	Goldman Sachs	10/03/2017	0.76	6 month EURIBOR	Semi-Annual	0.76	Annual	EUR	270,541	$32
5-Year Interest Rate Swap 05/04/2023	Goldman Sachs	05/02/2018	2.50	3 month LIBOR	Quarterly	2.50	Semi-Annual	USD	146,213	(403,430)
10-Year Interest Rate Swap 12/09/2027	Goldman Sachs	12/07/2017	2.28	3 month LIBOR	Quarterly	2.28	Semi-Annual	USD	276,888	(2,973,684)
10-Year Interest Rate Swap 12/09/2027	Bank of America NA	12/07/2017	2.40	3 month LIBOR	Quarterly	2.40	Semi-Annual	USD	138,443	(794,870)
5-Year Interest Rate Swap 03/24/2023	Goldman Sachs	03/22/2018	2.81	3 month LIBOR	Quarterly	2.81	Semi-Annual	USD	179,871	(963,231)

Total										$(5,135,183)

OTC Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund (%)	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CSX Corp.	1.00	Quarterly	Barclays Bank plc	06/20/2022	USD	6,894	$(211,668)	$(226,334)	$14,666
Norfolk Southern Corp.	1.00	Quarterly	Barclays Bank plc	06/20/2022	USD	6,892	(230,774)	(237,541)	6,767
Deere & Co.	1.00	Quarterly	Barclays Bank plc	06/20/2022	USD	6,892	(230,142)	(234,321)	4,179
Barrick Gold Corp.	1.00	Quarterly	Barclays Bank plc	06/20/2022	USD	6,892	(105,618)	(85,829)	(19,789)
Caterpillar, Inc.	1.00	Quarterly	Barclays Bank plc	06/20/2022	USD	6,892	(219,117)	(199,062)	(20,055)
Southwest Airlines Co.	1.00	Quarterly	Barclays Bank plc	06/20/2022	USD	6,892	(163,340)	(199,062)	35,722
The Dow Chemical Co.	1.00	Quarterly	Barclays Bank plc	06/20/2022	USD	6,892	(171,938)	(159,372)	(12,566)
International Paper Co.	1.00	Quarterly	Barclays Bank plc	06/20/2022	USD	6,894	(167,560)	(175,242)	7,682
General Electric Co.	1.00	Quarterly	Barclays Bank plc	06/20/2022	USD	6,892	(210,183)	(199,062)	(11,121)
Bayer Aktiengesellschaft	1.00	Quarterly	Barclays Bank plc	06/20/2022	EUR	6,893	(264,853)	(234,447)	(30,406)
BASF SE	1.00	Quarterly	Barclays Bank plc	06/20/2022	EUR	6,893	(286,353)	(261,720)	(24,633)
Volkswagen AG	1.00	Quarterly	Barclays Bank plc	06/20/2022	EUR	6,893	(123,152)	(142,113)	18,961
Royal Dutch Shell plc	1.00	Quarterly	Barclays Bank plc	06/20/2022	EUR	6,893	(266,186)	(211,193)	(54,993)
Akzo Nobel NV	1.00	Quarterly	Barclays Bank plc	06/20/2022	EUR	6,893	(193,674)	(165,027)	(28,647)
Statoil ASA	1.00	Quarterly	Barclays Bank plc	06/20/2022	EUR	6,893	(318,115)	(265,629)	(52,486)
Airbus SE	1.00	Quarterly	Barclays Bank plc	06/20/2022	EUR	6,893	(272,638)	(242,223)	(30,415)
Compagnie de Saint-Gobain SA	1.00	Quarterly	Barclays Bank plc	06/20/2022	EUR	6,893	(230,637)	(203,467)	(27,170)
BP plc	1.00	Quarterly	Barclays Bank plc	06/20/2022	EUR	6,893	(227,922)	(165,119)	(62,803)
The Sherwin-Williams Co.	1.00	Quarterly	Barclays Bank plc	06/20/2022	USD	3,446	(65,547)	(67,893)	2,346
Caterpillar, Inc.	1.00	Quarterly	Barclays Bank plc	06/20/2022	USD	3,446	(109,558)	(104,344)	(5,214)
Airbus SE	1.00	Quarterly	Barclays Bank plc	06/20/2022	EUR	3,449	(136,422)	(129,270)	(7,152)
Royal Dutch Shell plc	1.00	Quarterly	Barclays Bank plc	06/20/2022	EUR	3,449	(133,193)	(115,433)	(17,760)

							$(4,338,590)	$(4,023,703)	$(314,887)

SCHEDULES OF INVESTMENTS	11

Consolidated Schedule of Investments (continued) September 30, 2017 (Unaudited)	BlackRock Global Allocation V.I. Fund

OTC Barrier Options Written

Description	Type of Option	Counterparty	Number of Contracts	Expiration Date	Exercise Price	Barrier Price/Range	Notional Amount (000)		Value
Put
Euro STOXX 50 Index	Down and In	Deutsche Bank AG	3,336	09/21/2018	EUR 2,586.07	EUR 2165.83	EUR	31,013,237	$(125,641)

									$(125,641)

OTC Options Purchased

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
SPDR Gold Shares	JPMorgan Chase Bank NA	236,240	10/20/2017	USD	122.00	USD	28,821	$262,227
USD Currency	BNP Paribas SA	—	10/27/2017	BRL	3.19	USD	33,999	357,283
SPDR Gold Shares	JPMorgan Chase Bank NA	290,645	11/17/2017	USD	120.00	USD	34,877	857,403
Euro STOXX 50 Index	Citibank NA	8,499	12/15/2017	EUR	3,650.00	EUR	31,021	421,889
SPDR Gold Shares	Morgan Stanley & Co. International plc	274,048	12/15/2017	USD	120.00	USD	32,886	959,168
EUR Currency	UBS AG	—	12/20/2017	USD	1.22	EUR	68,426	470,535
TOPIX Index	Morgan Stanley & Co. International plc	3,384,276	1/12/2018	JPY	1,700.00	JPY	5,753,269	1,041,507
Aflac, Inc.	Goldman Sachs International	164,809	1/19/2018	USD	85.00	USD	14,009	255,454
Franklin Resources, Inc.	Goldman Sachs International	277,576	1/19/2018	USD	45.00	USD	12,491	464,940
MetLife, Inc.	Goldman Sachs International	191,733	1/19/2018	USD	52.50	USD	10,066	387,301
SPDR Gold Shares	Morgan Stanley & Co. International plc	275,798	1/19/2018	USD	120.00	USD	33,096	1,137,667
Synchrony Financial	Goldman Sachs International	307,448	1/19/2018	USD	35.00	USD	10,761	161,410
Travelers Cos., Inc. (The)	Goldman Sachs International	112,552	1/19/2018	USD	135.00	USD	15,195	56,276
Wells Fargo & Co.	Goldman Sachs International	407,017	1/19/2018	USD	55.00	USD	22,386	952,420
SPDR Gold Shares	Morgan Stanley & Co. International plc	345,955	2/16/2018	USD	130.00	USD	44,974	405,642
SPDR Gold Shares	Morgan Stanley & Co. International plc	345,988	3/16/2018	USD	127.00	USD	43,940,476	813,072
EUR Currency	UBS AG	—	3/27/2018	USD	1.20	EUR	268,091	5,748,073
EUR Currency	Barclays Bank plc	—	5/18/2018	USD	1.19	EUR	135,126	4,322,618
Euro STOXX 50 Index	Deutsche Bank AG	3,336	9/21/2018	EUR	3,426.55	EUR	11,431	1,003,527
BP plc	UBS AG	911,223	1/18/2019	USD	40.00	USD	36,449	1,530,855
Chevron Corp.	UBS AG	288,940	1/18/2019	USD	125.00	USD	36,118	1,488,041
ConocoPhillips	UBS AG	471,334	1/18/2019	USD	52.50	USD	24,745	1,908,904
Exxon Mobil Corp.	UBS AG	196,444	1/18/2019	USD	95.00	USD	18,662	207,248
Occidental Petroleum Corp.	UBS AG	422,166	1/18/2019	USD	75.00	USD	31,662	878,105
Royal Dutch Shell plc	UBS AG	520,137	1/18/2019	USD	60.00	USD	31,208	1,976,520
Schlumberger Ltd.	UBS AG	284,352	1/18/2019	USD	90.00	USD	25,592	284,352
Suncor Energy, Inc.	UBS AG	613,513	1/18/2019	USD	35.00	USD	21,473	2,009,255
TOTAL SA	UBS AG	626,551	1/18/2019	USD	60.00	USD	37,593	704,870

								$31,066,562

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
TOPIX Index	Morgan Stanley & Co. International plc	3,384,276	01/12/2018	JPY	1,850.00	JPY	6,260,911	$(91,250)
SPDR Gold Shares	Morgan Stanley & Co. International plc	275,798	01/19/2018	USD	135.00	USD	37,233	(119,972)
SPDR Gold Shares	Morgan Stanley & Co. International plc	345,988	03/16/2018	USD	140.00	USD	48,438,320	(193,753)
Pioneer Natural Resources Co.	UBS AG	72,782	01/18/2019	USD	165.00	USD	12,009	(1,171,790)

								(1,576,765)

Put
TOPIX Index	Morgan Stanley & Co. International plc	3,384,276	01/12/2018	JPY	1,550.00	JPY	5,245,628	(472,412)
SPDR Gold Shares	Morgan Stanley & Co. International plc	275,798	01/19/2018	USD	110.00	USD	30,338	(68,009)
SPDR Gold Shares	Morgan Stanley & Co. International plc	345,955	02/16/2018	USD	115.00	USD	39,785	(311,702)
SPDR Gold Shares	Morgan Stanley & Co. International plc	207,593	03/16/2018	USD	115.00	USD	23,873,195	(236,656)
BP plc	UBS AG	911,223	01/18/2019	USD	25.00	USD	22,781	(332,596)
Chevron Corp.	UBS AG	288,940	01/18/2019	USD	80.00	USD	23,115	(462,304)
ConocoPhillips	UBS AG	471,334	01/18/2019	USD	35.00	USD	16,497	(468,977)
Exxon Mobil Corp.	UBS AG	196,444	01/18/2019	USD	60.00	USD	11,787	(221,000)
Occidental Petroleum Corp.	UBS AG	422,166	01/18/2019	USD	45.00	USD	18,997	(576,257)
Royal Dutch Shell plc	UBS AG	520,137	01/18/2019	USD	40.00	USD	20,805	(234,062)
Schlumberger Ltd.	UBS AG	284,352	01/18/2019	USD	60.00	USD	17,061	(952,580)
Suncor Energy, Inc.	UBS AG	613,513	01/18/2019	USD	25.00	USD	15,338	(441,729)
TOTAL SA	UBS AG	626,551	01/18/2019	USD	40.00	USD	25,062	(579,560)

								(5,357,844)

12	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (continued) September 30, 2017 (Unaudited)	BlackRock Global Allocation V.I. Fund

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price	Notional Amount (000)	Value
$(6,934,609)

OTC Total Return Swaps

Reference Entity	Fixed Amount Paid /(Received) by the Fund(a)		Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
SGX Nikkei Stock Average Dividend Point Index Future December 2017	JPY	594,918,000	BNP Paribas SA	04/02/2018	JPY	594,918	$655,694	$—	$655,694
SGX Nikkei Stock Average Dividend Point Index Future December 2017	JPY	600,750,000	BNP Paribas SA	04/02/2018	JPY	600,750	603,866	—	603,866
Euro STOXX 50 Index Dividend Future December 2018	EUR	3,756,023	BNP Paribas SA	12/21/2018	EUR	3,756	411,747	—	411,747
Euro STOXX 50 Index Dividend Future December 2018	EUR	2,765,290	BNP Paribas SA	12/21/2018	EUR	2,765	439,560	—	439,560
S&P 500 Annual Dividend Index Future December 2018	USD	7,094,313	BNP Paribas SA	12/21/2018	USD	7,094	933,263	—	933,263
Euro STOXX 50 Index Dividend Future December 2018	EUR	2,892,800	BNP Paribas SA	12/21/2018	EUR	2,893	332,823	—	332,823
SGX Nikkei Stock Average Dividend Point Index Future December 2018	JPY	309,375,000	BNP Paribas SA	04/01/2019	JPY	309,375	469,896	—	469,896
SGX Nikkei Stock Average Dividend Point Index Future December 2018	JPY	618,839,000	BNP Paribas SA	04/01/2019	JPY	618,839	974,770	—	974,770
SGX Nikkei Stock Average Dividend Point Index Future December 2018	JPY	316,800,000	BNP Paribas SA	04/01/2019	JPY	316,800	403,910	—	403,910
Euro STOXX 50 Index Dividend Future December 2019	EUR	3,589,050	BNP Paribas SA	12/20/2019	EUR	3,589	998,586	—	998,586
Euro STOXX 50 Index Dividend Future December 2019	EUR	3,305,250	BNP Paribas SA	12/20/2019	EUR	3,305	891,153	—	891,153
Euro STOXX 50 Index Dividend Future December 2019	EUR	2,621,280	BNP Paribas SA	12/20/2019	EUR	2,609	666,450	—	666,450
Euro STOXX 50 Index Dividend Future December 2019	EUR	1,688,400	BNP Paribas SA	12/27/2019	EUR	1,688	484,484	—	484,484
SGX Nikkei Stock Average Dividend Point Index Future December 2019	JPY	418,800,000	BNP Paribas SA	04/01/2020	JPY	418,800	829,682	—	829,682
SGX Nikkei Stock Average Dividend Point Index Future December 2019	JPY	314,640,000	BNP Paribas SA	04/01/2020	JPY	314,640	617,463	—	617,463
SGX Nikkei Stock Average Dividend Point Index Future December 2019	JPY	510,000,000	BNP Paribas SA	04/01/2020	JPY	510,000	1,157,075	—	1,157,075
Euro STOXX 50 Index Dividend Future December 2020	EUR	962,000	BNP Paribas SA	12/18/2020	EUR	970	287,202	—	287,202

SCHEDULES OF INVESTMENTS	13

Consolidated Schedule of Investments (continued) September 30, 2017 (Unaudited)	BlackRock Global Allocation V.I. Fund

Reference Entity	Fixed Amount Paid /(Received) by the Fund(a)		Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Euro STOXX 50 Index Dividend Future December 2020	EUR	721,500	BNP Paribas SA	12/18/2020	EUR	720	$224,266	$—	$224,266
Euro STOXX 50 Index Dividend Future December 2020	EUR	1,810,440	BNP Paribas SA	12/18/2020	EUR	1,810	555,493	—	555,493
Euro STOXX 50 Index Dividend Future December 2020	EUR	2,916,690	BNP Paribas SA	12/18/2020	EUR	2,920	864,477	—	864,477
Euro STOXX 50 Index Dividend Future December 2020	EUR	836,940	BNP Paribas SA	12/18/2020	EUR	837	258,092	—	258,092
Euro STOXX 50 Index Dividend Future December 2020	EUR	964,000	BNP Paribas SA	12/18/2020	EUR	964	294,293	—	294,293
Euro STOXX 50 Index Dividend Future December 2020	EUR	2,800,780	BNP Paribas SA	12/18/2020	EUR	2,801	445,907	—	445,907
S&P 500 Annual Dividend Index Future December 2020	USD	2,914,481	Goldman Sachs	12/18/2020	USD	2,914	502,706	—	502,706
SGX Nikkei Stock Average Dividend Point Index Future December 2020	JPY	89,240,000	BNP Paribas SA	04/01/2021	JPY	89,240	84,826	—	84,826
SGX Nikkei Stock Average Dividend Point Index Future December 2020	JPY	143,310,000	BNP Paribas SA	04/01/2021	JPY	143,310	24,172	—	24,172
SGX Nikkei Stock Average Dividend Point Index Future December 2020	JPY	384,120,000	BNP Paribas SA	04/01/2021	JPY	384,120	365,119	—	365,119
SGX Nikkei Stock Average Dividend Point Index Future December 2020	JPY	104,085,000	BNP Paribas SA	04/01/2021	JPY	104,085	105,577	—	105,577
SGX Nikkei Stock Average Dividend Point Index Future December 2020	JPY	191,375,000	BNP Paribas SA	04/01/2021	JPY	191,375	207,732	—	207,732
Euro STOXX 50 Index Dividend Future December 2021	EUR	1,524,150	BNP Paribas SA	12/17/2021	EUR	1,524	78,183	—	78,183
Euro STOXX 50 Index Dividend Future December 2021	EUR	1,409,760	BNP Paribas SA	12/17/2021	EUR	1,410	171,612	—	171,612
Euro STOXX 50 Index Dividend Future December 2021	EUR	1,349,300	BNP Paribas SA	12/17/2021	EUR	1,353	224,502	—	224,502
S&P 500 Annual Dividend Index Future December 2021	USD	3,726,213	BNP Paribas SA	12/17/2021	USD	3,726	702,263	—	702,263
SGX Nikkei Stock Average Dividend Point Index Future December 2021	JPY	144,840,000	BNP Paribas SA	04/01/2022	JPY	144,840	25,079	—	25,079
SGX Nikkei Stock Average Dividend Point Index Future December 2021	JPY	198,750,000	BNP Paribas SA	04/01/2022	JPY	198,750	163,519	—	163,519
SGX Nikkei Stock Average Dividend Point Index Future December 2021	JPY	199,250,000	BNP Paribas SA	04/01/2022	JPY	199,250	159,076	—	159,076

14	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (continued) September 30, 2017 (Unaudited)	BlackRock Global Allocation V.I. Fund

Reference Entity	Fixed Amount Paid /(Received) by the Fund(a)		Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
SGX Nikkei Stock Average Dividend Point Index Future December 2021	JPY	389,070,000	BNP Paribas SA	04/01/2022	JPY	389,070	$363,359	$—	$363,359
Euro STOXX 50 Index Dividend Future December 2022	EUR	1,495,800	BNP Paribas SA	12/16/2022	EUR	1,496	51,058	—	51,058
Euro STOXX 50 Index Dividend Future December 2022	EUR	742,560	BNP Paribas SA	12/16/2022	EUR	745	36,166	—	36,166
Euro STOXX 50 Index Dividend Future December 2022	EUR	1,481,040	BNP Paribas SA	12/16/2022	EUR	1,481	81,977	—	81,977
SGX Nikkei Stock Average Dividend Point Index Future December 2022	JPY	145,520,000	JPMorgan Chase Bank	04/03/2023	JPY	145,520	18,734	—	18,734
SGX Nikkei Stock Average Dividend Point Index Future December 2022	JPY	143,820,000	BNP Paribas SA	04/03/2023	JPY	143,820	33,841	—	33,841

							$17,199,653	$—	$17,199,653

(a)	At termination, the fixed amount paid (received) will be exchanged for the total return of the reference entity.

OTC Interest Rate Swaptions Purchased

Description	Counterparty	Expiration Date	Exercise Rate	Paid by the Fund		Received by the Fund		Notional Amount (000)		Value
				Rate	Frequency	Rate	Frequency
Call
10-Year Interest Rate Swap 12/09/2027	Bank of America NA	12/07/2017	2.00	3 month LIBOR	Quarterly	2.00	Semi-Annual	USD	138,443	$229,645
10-Year Interest Rate Swap 12/09/2027	Goldman Sachs	12/07/2017	2.03	3 month LIBOR	Quarterly	2.03	Semi-Annual	USD	276,888	$543,458

Total										$773,103

Put
5-Year Interest Rate Swap 10/05/2022	Goldman Sachs	10/03/2017	0.46	0.46	Annual	6 month EURIBOR	Semi-Annual	EUR	270,541	$32
5-Year Interest Rate Swap 04/06/2023	Deutsche Bank AG	04/04/2018	1.07	1.07	Semi-Annual	6 month JPY LIBOR	Semi-Annual	JPY	2,370,178	609
30-Year Interest Rate Swap 05/04/2048	Goldman Sachs	05/02/2018	2.75	2.75	Semi-Annual	3 month LIBOR	Quarterly	USD	31,963	741,096

Total										$741,737

Currency

AUD	Australian Dollar
BRL	Brazilian Real
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
USD	United States Dollar

Portfolio Abbreviations — Fixed Income

ADR	American Depository Receipts
CDX	Credit Default Swap Index
ETF	Exchange Traded Fund
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate

SCHEDULES OF INVESTMENTS	15

Consolidated Schedule of Investments (continued) September 30, 2017 (Unaudited)	BlackRock Global Allocation V.I. Fund

Portfolio Abbreviations — Fixed Income (continued)
NASDAQ	National Association of Securities Dealers Automated Quotations
OTC	Over-The-Counter
PCL	Public Company Limited
REIT	Real Estate Investment Trust
S&P	Standard and Poor
SGX	Singapore Exchange
SPDR	S&P Depository Receipt
TOPIX	Tokyo Stock Price Index

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Long-Term Investments
Common Stocks
Australia	$—	$786,355	$—	$786,355
Belgium	—	44,830,380	—	44,830,380
Brazil	25,096,400	—	—	25,096,400
Canada	40,802,762	—	—	40,802,762
China	25,932,087	13,833,905	—	39,765,992
Cyprus	—	2,950,903	—	2,950,903
Czech Republic	—	3,931,545	—	3,931,545
Denmark	—	740,532	—	740,532
Finland	—	33,754,749	—	33,754,749
France	926,217	302,971,459	—	303,897,676
Germany	—	215,050,921	—	215,050,921
Hong Kong	2,908,375	78,697,096	—	81,605,471
India	—	133,791,706	—	133,791,706
Indonesia	—	9,306,343	—	9,306,343
Israel	44,240	—	—	44,240
Italy	30,972,018	73,594,785	—	104,566,803
Japan	—	846,738,691	—	846,738,691
Luxembourg	—	37,095	—	37,095
Mexico	176,495	—	—	176,495
Netherlands	45,252,533	170,553,105	—	215,805,638
Norway	—	151,176	—	151,176

16	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (continued) September 30, 2017 (Unaudited)	BlackRock Global Allocation V.I. Fund

	Level 1	Level 2	Level 3	Total
Assets:
Poland	$—	$109,005	$—	$109,005
Portugal	8,767,787	1,488,753	—	10,256,540
Singapore	—	29,328,846	—	29,328,846
South Africa	—	276,982	—	276,982
South Korea	—	46,901,988	—	46,901,988
Spain	—	53,290,288	—	53,290,288
Sweden	—	63,521,663	—	63,521,663
Switzerland	—	127,266,090	—	127,266,090
Taiwan	—	69,257,714	—	69,257,714
Thailand	2,369,220	17,601,222	—	19,970,442
Turkey	—	195,212	—	195,212
United Arab Emirates	—	34,696,713	—	34,696,713
United Kingdom	91,965,566	245,615,483	—	337,581,049
United States	3,014,920,308	—	986,754	3,015,907,062
Corporate Bonds	—	524,506,965	7,294,990	531,801,955
Floating Rate Loan Interests	—	46,063,447	—	46,063,447
Foreign Agency Obligations	—	43,130,535	—	43,130,535
Foreign Government Obligations	—	1,191,707,887	—	1,191,707,887
Investment Companies	419,693,000	—	—	419,693,000
Non-Agency Mortgage-Backed Securities	—	8,906,920	—	8,906,920
Preferred Securities	87,618,442	132,618,700	130,149,656	350,386,798
U.S. Treasury Obligations	—	2,395,647,731	—	2,395,647,731
Warrants	—	—	29	29
Short-Term Securities
Money Market Funds	3,634,200	—	—	3,634,200
Options Purchased:
Equity contracts	—	20,168,054	—	20,168,054
Foreign currency exchange contracts	—	10,898,508	—	10,898,508
Interest rate contracts	—	1,514,840	—	1,514,840
Liabilities:
Investments Sold Short	(57,025,403)	—	—	(57,025,403)

Subtotal	$3,744,054,247	$6,996,434,292	$138,431,429	$10,878,919,968

Investments Valued at NAV(a)				293,631,657

Total investments				$11,172,551,625

(a)	As of September 30, 2017, certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

Derivative Financial Instruments(b)
Assets:
Credit contracts	$—	$90,323	$—	$90,323
Equity contracts	86,159	17,199,653	—	17,285,812
Foreign currency exchange contracts	—	12,889,878	—	12,889,878
Interest rate contracts	—	3,864,361	—	3,864,361
Liabilities:
Credit contracts	—	(450,826)	—	(450,826)
Equity contracts	(1,009,204)	(7,060,250)	—	(8,069,454)
Foreign currency exchange contracts	—	(7,371,217)	—	(7,371,217)
Interest rate contracts	(2,032,797)	(9,237,660)	—	(11,270,457)

Total	$(2,955,842)	$9,924,262	$—	$6,968,420

(b)	Derivative financial instruments are forward currency contracts, futures contracts, interest rate swaps, options written and total return swaps. Forward currency contracts, futures contracts, interest rate swaps, and total return swaps are valued at the unrealized appreciation (depreciation) on the instrument.

SCHEDULES OF INVESTMENTS	17

Consolidated Schedule of Investments (continued) September 30, 2017 (Unaudited)	BlackRock Global Allocation V.I. Fund

During the period ended September 30, 2017, there were no transfers between Level 1 and Level 2.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Non-Agency Mortgage- Backed Securities	Preferred Securities	Rights	Warrants	Total
Opening Balance, as of December 31, 2016	$1,126,894	$24,183,817	$16,176,802	$—	$119,783,830	$3	$—	$161,271,346
Transfers into Level 3	—	—	—	7,811,817	—	—	—	7,811,817
Transfers out of Level 3	(6,127,570)	—	(3,485,372)	(7,866,394)	—	—	—	(17,479,336)
Accrued discounts/premiums	—	(17,664)	1,367	54,577	—	—	—	38,280
Net realized gain (loss)	(5,538,430)	(2,419,365)	60,673	—	—	—	—	(7,897,122)
Net change in unrealized appreciation (depreciation)(1)	8,155,206	(3,034,853)	29,690	—	4,593,359	—	29	9,743,431
Purchases	6,127,570	2,657,633	—	—	5,772,467	—	—	14,557,670
Sales	(2,756,916)	(14,074,578)	(12,783,160)	—	—	(3)	—	(29,614,657)

Closing Balance, as of September 30, 2017	$986,754	$7,294,990	$—	$—	$130,149,656	$—	$29	$138,431,429

Net change in unrealized appreciation (depreciation) on investments still held at September 30, 2017(1)	$531,909	$(2,840,798)	$—	$—	$4,593,359	$—	$30	$2,284,500

(1)	Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2017 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (“Global Valuation Committee”) to determine the value of certain of the Fund’s Level 3 investments as of period end. The table does not include Level 3 investments with values based upon unadjusted third party pricing information in the amount of $24,031.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized	Weighted Average of Unobservable Inputs
Assets:
Common Stocks(3)	$986,753	Market	Gross Billings Multiple(1)	7.25x	—
			Time to Exit(1)	1 year	—
			Volatility(1)	27%	—
			Priced to Last Round(1)	—	—
			Billings Growth Rate(1)	30%	—
Corporate Bonds	7,270,990	Income	Discount Rate(2)	17.5%	—
		Market	Estimated Recovery Value(1)	—	—
Preferred Stocks(3)(4)	130,149,656	Market	Discount Rate(2)	20%
			Revenue Growth Rate(1)	39% - 110%	76.49%
			Billings Growth Rate(1)	30%	—
			Gross Billings Multiple(1)	7.25x	—
			Revenue Multiple(1)	7.75x - 20.25x	12.23x
			Scenario Probability(1)	1% - 79%	—
			Time to Exit(2)	1 year	—
			Volatility(1)	27% - 63%	41.13%

Total	$138,407,399

(1)	Increase in unobservable input may result in a significant increase to value, while a decrease in unobservable input may result in a significant decrease to value.
(2)	Decrease in unobservable input may result in a significant increase to value, while an increase in unobservable input may result in a significant decrease to value.
(3)	For the period ended September 30, 2017, the valuation technique changed for certain investments in common stocks and preferred stocks with a total value of $10,109,811 from a hybrid model using Probability-Weighted Expected Return Model (“PWERM”) and Option Pricing Model (“OPM”) to using only OPM. The change was due to consideration of liquidation preferences and exit strategy.
(4)	For the period ended September 30, 2017, the valuation technique changed for certain investments in preferred stocks with a total value of $27,622,438 from a hybrid model using PWERM and OPM to using only PWERM. The change was due to consideration of liquidation preferences and exit strategy.

18	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments September 30, 2017 (Unaudited)	BlackRock Global Opportunities V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Australia — 0.0%
Ensogo Ltd. (a)(b)	18,821	$—
Belgium — 1.2%
Anheuser-Busch InBev SA	3,696	441,807
Brazil — 0.5%
Embraer SA — ADR	8,470	191,507
Canada — 1.4%
Encana Corp.	14,850	174,832
Potash Corp. of Saskatchewan, Inc.	17,820	342,857

		517,689
China — 7.2%
AIA Group Ltd.	46,289	342,691
Alibaba Group Holding Ltd. — ADR (a)(c)	3,281	566,661
Anhui Conch Cement Co. Ltd., H Shares	85,000	341,167
Baidu, Inc. — ADR (a)	1,840	455,750
China Construction Bank Corp., H Shares	294,000	245,623
Ping An Insurance Group Co. of China Ltd., H Shares	52,000	401,669
Weichai Power Co. Ltd., H Shares	323,000	356,239

		2,709,800
France — 3.8%
AXA SA	13,470	407,225
Dassault Aviation SA	200	323,620
Iliad SA	1,500	398,703
Renault SA	3,290	323,265

		1,452,813
Germany — 1.8%
KION Group AG	3,520	337,197
thyssenKrupp AG	11,480	340,952

		678,149
Hong Kong — 0.4%
Melco Resorts & Entertainment Ltd. — ADR	5,690	137,243
India — 2.8%
Dish TV India Ltd. (a)	83,224	95,401
Federal Bank Ltd.	99,070	171,355
HDFC Bank Ltd. (b)	10,889	301,876
ICICI Bank Ltd.	95,460	404,914
Srei Infrastructure Finance Ltd.	44,973	70,782

		1,044,328
Indonesia — 1.1%
Bank Negara Indonesia Persero Tbk PT	482,300	265,205
Matahari Department Store Tbk PT	199,589	137,522

		402,727
Ireland — 0.8%
Medtronic PLC	4,043	314,424

Common Stocks	Shares	Value
Italy — 2.6%
Azimut Holding SpA	16,290	$352,942
Eni SpA	16,545	274,012
UniCredit SpA (a)	16,650	355,304

		982,258
Japan — 5.5%
Alps Electric Co. Ltd.	6,518	172,262
FANUC Corp.	1,364	276,556
Nintendo Co. Ltd.	1,037	382,376
Nippon Yusen KK (a)	8,700	181,044
SMC Corp.	1,100	388,698
SoftBank Group Corp.	3,535	286,675
Sumitomo Mitsui Financial Group, Inc.	10,081	387,505

		2,075,116
Mexico — 0.7%
Fomento Economico Mexicano SAB de CV — ADR (c)	2,829	270,254
Netherlands — 2.3%
Aalberts Industries NV	6,040	291,959
Euronext NV (d)	4,310	262,384
Koninklijke Philips NV	7,288	300,701

		855,044
New Zealand — 0.5%
Xero Ltd. (a)	8,694	194,340
Norway — 1.1%
Statoil ASA	21,672	435,704
Peru — 1.3%
Credicorp Ltd.	2,480	508,450
Portugal — 1.1%
Galp Energia SGPS SA	24,376	432,261
South Africa — 0.5%
Naspers Ltd., N Shares	886	191,529
Novus Holdings Ltd.	306	147

		191,676
South Korea — 2.6%
Amorepacific Corp.	730	165,714
LG Chem Ltd.	1,470	505,022
Samsung SDI Co. Ltd.	1,840	320,140

		990,876
Spain — 0.8%
Cellnex Telecom SAU (d)	12,916	295,682
Sweden — 1.2%
Atlas Copco AB, A Shares	10,400	441,192

Portfolio Abbreviations
ADR	American Depositary Receipts	EUR	Euro	SEK	Swedish Krona
AUD	Australian Dollar	GBP	British Pound	SGD	Singapore Dollar
CAD	Canadian Dollar	NOK	Norwegian Krone	USD	U.S. Dollar
CHF	Swiss Franc	NZD	New Zealand Dollar	ZAR	South African Rand
DKK	Danish Krone	RUB	Russian Ruble

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2017	1

Schedule of Investments (continued)	BlackRock Global Opportunities V.I. Fund

Common Stocks	Shares	Value
Switzerland — 2.3%
Nestle SA, Registered Shares	5,551	$465,958
UBS Group AG, Registered Shares (a)	23,125	395,599

		861,557
Taiwan — 1.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	54,577	390,906
United Kingdom — 4.8%
AstraZeneca PLC	2,910	193,519
CNH Industrial NV	31,000	372,163
GlaxoSmithKline PLC	9,370	187,312
Imperial Brands PLC	7,383	315,112
Metro Bank PLC (a)(c)	4,629	209,752
Unilever PLC	9,452	547,075

		1,824,933
United States — 48.9%
Adobe Systems, Inc. (a)	2,574	383,989
Allergan PLC (c)	820	168,059
Alphabet, Inc., Class C (a)	687	658,909
Amazon.com, Inc. (a)	562	540,279
American International Group, Inc. (c)	8,890	545,757
Amgen, Inc.	1,260	234,927
Apple Inc.	5,906	910,233
Assured Guaranty Ltd.	4,953	186,976
Biogen, Inc. (a)	570	178,478
Boston Scientific Corp. (a)	11,880	346,540
Calpine Corp. (a)	17,780	262,255
Celgene Corp. (a)	3,340	487,039
Centene Corp. (a)	3,210	310,632
Cigna Corp. (c)	1,430	267,324
Comcast Corp., Class A	5,022	193,247
Concho Resources, Inc. (a)(c)	2,204	290,311
Crown Holdings, Inc. (a)(c)	4,033	240,851
DaVita, Inc. (a)(c)	4,410	261,910
Delphi Automotive PLC	3,625	356,700
Duke Energy Corp.	3,570	299,594
E*TRADE Financial Corp. (a)	8,420	367,196
Eastman Chemical Co.	3,334	301,694
Eli Lilly & Co.	3,730	319,064
EOG Resources, Inc.	4,208	407,082
Facebook, Inc., Class A (a)	3,310	565,580
Humana, Inc.	1,470	358,136
Intercontinental Exchange, Inc.	3,130	215,031
Johnson Controls International PLC	13,400	539,886
Kellogg Co. (c)	3,990	248,856
Kennedy-Wilson Holdings, Inc. (c)	10,585	196,352
Lam Research Corp.	1,700	314,568
Lowe’s Cos., Inc.	3,322	265,561
Mastercard, Inc., Class A	3,530	498,436
Merck & Co., Inc.	4,471	286,278
Mondelez International, Inc., Class A	5,602	227,777
Mosaic Co. (c)	14,564	314,437
Newell Brands, Inc. (c)	7,030	299,970
PayPal Holdings, Inc. (a)	6,940	444,368
Pfizer, Inc.	11,640	415,548
Pioneer Natural Resources Co. (c)	1,618	238,720
PPL Corp.	5,189	196,923
RSP Permian, Inc. (a)	4,490	155,309
salesforce.com, Inc. (a)	4,610	430,666
ServiceMaster Global Holdings, Inc. (a)	6,542	305,708
Skyworks Solutions, Inc.	2,000	203,800
Snap, Inc., Class A (a)(c)	7,045	102,434
Starbucks Corp.	5,124	275,210
Strategic Growth Bancorp (Acquired 3/10/14, cost $247,382) (a)(b)(e)	5,449	131,866
Summit Materials, Inc., Class A (a)	8,420	269,693

Common Stocks	Shares	Value
United States (continued)
SVB Financial Group (a)(c)	1,470	$275,022
Union Pacific Corp.	2,331	270,326
UnitedHealth Group, Inc.	1,353	264,985
VEREIT, Inc.	22,410	185,779
Walt Disney Co.	3,275	322,817
Weatherford International PLC (a)(c)	37,510	171,796
Wells Fargo & Co.	10,690	589,553
WestRock Co.	3,860	218,978
Wynn Resorts Ltd. (c)	920	137,006

		18,456,421
Total Common Stocks — 98.2%		37,097,157

Preferred Stocks
India — 0.1%
Jasper Infotech Private Ltd., Series F (Acquired 5/07/14, cost $85,441) (a)(b)(e)	12	33,619
Jasper Infotech Private Ltd., Series G (Acquired 10/29/14, cost $33,723) (a)(b)(e)	4	13,699

		47,318
United States — 1.8%
Palantir Technologies, Inc., Series I (Acquired 2/07/14, cost $138,814) (a)(b)(e)	22,645	128,397
Uber Technologies, Inc., Series D (Acquired 6/10/14, cost $172,691) (a)(b)(e)	11,132	549,921

		678,318
Total Preferred Stocks — 1.9%		725,636
Total Long-Term Investments (Cost — $30,340,403) — 100.1%		37,822,793

Short-Term Securities
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.91% (f)(h)	156,858	156,858
SL Liquidity Series, LLC, Money Market Series, 1.32% (f)(g)(h)	2,588,943	2,589,202
Total Short-Term Securities (Cost — $2,746,060) — 7.3%		2,746,060
Total Investments (Cost — $33,086,463) — 107.4%		40,568,853
Liabilities in Excess of Other Assets — (7.4)%		(2,789,847)

Net Assets — 100.0%		$37,779,006

2	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2017

Schedule of Investments (continued)	BlackRock Global Opportunities V.I. Fund

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(c)	Security, or a portion of the security, is on loan.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Restricted security as to resale, excluding 144A securities. As of period end, the Fund held restricted securities with a current value of $857,502 and an original cost of $678,051, which was 2.3% of its net assets.

(f)	Annualized 7-day yield as of period end.

(g)	Security was purchased with the cash collateral from loaned securities.

(h)	During the period ended September 30, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2016	Net Activity	Shares Held at September 30, 2017	Value at September 30, 2017	Income		Net Realized Gain	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	705,384	(548,526)	156,858	$ 156,858	$ 3,825		—	—
SL Liquidity Series, LLC, Money Market Series	1,399,283	1,189,660	2,588,943	2,589,202	15,922	[1]	$16	$262
				$2,746,060	$19,747		$16	$262

[1]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	1,272,800	USD	956,538	HSBC Bank PLC	10/31/17	$ 41,435
CAD	977,000	USD	727,617	HSBC Bank PLC	10/31/17	55,562
DKK	113,700	USD	17,255	HSBC Bank PLC	10/31/17	838
DKK	1,537,300	USD	233,295	HSBC Bank PLC	10/31/17	11,327
GBP	11,000	USD	14,176	Barclays Bank PLC	10/31/17	579
GBP	11,000	USD	14,071	Goldman Sachs International	10/31/17	684
GBP	574,700	USD	735,142	Goldman Sachs International	10/31/17	35,776
GBP	157,000	USD	203,685	State Street Bank and Trust Co.	10/31/17	6,919
RUB	9,230,900	USD	157,451	JPMorgan Chase Bank N.A.	10/31/17	2,017
SEK	3,354,100	USD	387,801	Bank of America N.A.	10/31/17	24,752
SEK	178,200	USD	20,603	HSBC Bank PLC	10/31/17	1,315
SGD	240,800	USD	174,235	HSBC Bank PLC	10/31/17	3,355
USD	157,486	GBP	116,700	Citibank N.A.	10/31/17	942
USD	299,500	SEK	2,379,171	Barclays Bank PLC	10/31/17	6,863
USD	102,483	SEK	816,686	Northern Trust Corp.	10/31/17	2,031
USD	181,952	ZAR	2,397,500	Bank of America N.A.	10/31/17	5,813
USD	48,470	ZAR	639,100	Goldman Sachs International	10/31/17	1,517

						201,725

CHF	326,200	USD	339,716	HSBC Bank PLC	10/31/17	(2,131)
EUR	202,738	USD	243,233	BNP Paribas S.A.	10/31/17	(3,196)
EUR	16,401	USD	19,613	Goldman Sachs International	10/31/17	(194)
NOK	61,000	USD	7,665	Goldman Sachs International	10/31/17	—
USD	411,353	EUR	364,615	Goldman Sachs International	10/31/17	(20,341)
USD	25,931	EUR	22,985	Goldman Sachs International	10/31/17	(1,283)
USD	300,239	EUR	254,300	Royal Bank of Canada	10/31/17	(845)
USD	536,973	EUR	468,535	State Street Bank and Trust Co.	10/31/17	(17,759)
USD	301,918	NOK	2,558,200	Bank of America N.A.	10/31/17	(19,515)
USD	128,921	NZD	179,185	Bank of America N.A.	10/31/17	(420)

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2017	3

Schedule of Investments (continued)	BlackRock Global Opportunities V.I. Fund

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	7,205	NZD	10,015	Standard Chartered Bank	10/31/17	$(24)
ZAR	4,459,000	USD	341,558	Northern Trust Corp.	10/31/17	(13,965)

						(79,673)
Net Unrealized Appreciation						$122,052

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Australia	—	—	—	—
Belgium	—	$441,807	—	$441,807
Brazil	$191,507	—	—	191,507
Canada	517,689	—	—	517,689
China	1,022,411	1,687,389	—	2,709,800
France	—	1,452,813	—	1,452,813
Germany	—	678,149	—	678,149
Hong Kong	137,243	—	—	137,243
India	—	742,452	$301,876	1,044,328
Indonesia	—	402,727	—	402,727
Ireland	314,424	—	—	314,424
Italy	—	982,258	—	982,258
Japan	—	2,075,116	—	2,075,116
Mexico	270,254	—	—	270,254
Netherlands	—	855,044	—	855,044
New Zealand	—	194,340	—	194,340
Norway	—	435,704	—	435,704
Peru	508,450	—	—	508,450
Portugal	—	432,261	—	432,261
South Africa	—	191,676	—	191,676
South Korea	—	990,876	—	990,876
Spain	—	295,682	—	295,682
Sweden	—	441,192	—	441,192

4	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2017

Schedule of Investments (continued)	BlackRock Global Opportunities V.I. Fund

	Level 1	Level 2	Level 3	Total
Switzerland	—	$861,557	—	$861,557
Taiwan	—	390,906	—	390,906
United Kingdom	—	1,824,933	—	1,824,933
United States	$18,324,555	—	$131,866	18,456,421
Preferred Stocks:
India	—	—	47,318	47,318
United States	—	—	678,318	678,318
Short-Term Securities	156,858	—	—	156,858

Subtotal	$21,443,391	$15,376,882	$1,159,378	$37,979,651

Investments Valued at NAV[1]				2,589,202

Total Investments				$40,568,853

Derivative Financial Instruments[2]
Assets:
Foreign currency exchange contracts	—	$201,725	—	$201,725
Liabilities:
Foreign currency exchange contracts	—	(79,673)	—	(79,673)

Total	—	$122,052	—	$122,052

[1]	As of September 30, 2017, certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

[2]

Derivative financial instruments are forward foreign currency exchange contracts and options written. Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

During the period ended September 30, 2017, there were no transfers between Level 1 and Level 2.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Preferred Stocks	Total
Assets:
Opening balance, as of December 31, 2016	$200,290	$1,123,247	$1,323,537
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Accrued discounts/premiums	—	—	—
Net realized gain (loss)	—	—	—
Net change in unrealized appreciation (depreciation)[1]	233,452	(397,611)	(164,159)
Purchases	—	—	—
Sales	—	—	—

Closing Balance, as of September 30, 2017	$433,742	$725,636	$1,159,378

Net change in unrealized appreciation (depreciation) on investments still held at September 30, 2017[1]	$233,452	$(397,611)	$(164,159)

[1]

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2017 is generally due to investments no longer held or categorized as Level 3 at period end.

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2017	5

Schedule of Investments (concluded)	BlackRock Global Opportunities V.I. Fund

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (“Global Valuation Committee”) to determine the value of certain of the Fund’s Level 3 investments as of period end. The table does not include Level 3 investments with values based upon unadjusted third party pricing information in the amount of $301,876. A significant change in such third party pricing information could result in significantly lower or higher value of such Level 3 investments.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized	Weighted Average of Unobservable Inputs
Assets:
Common Stocks	$131,866	Market	Tangible Book Value Multiple[1]	1.75x	—

Preferred Stocks[3]	725,636	Market	Revenue Growth Rate[1]	39%	—
			Revenue Multiple[1]	11.50x - 12.25x	12.10x
			Time to Exit[2]	1 year	—
			Volatility[1]	30%	—
Total	$857,502

[1]	Increase in unobservable input may result in a significant increase to value, while a decrease in the unobservable input may result in a significant decrease to value.

[2]	Decrease in unobservable input may result in a significant increase to value, while an increase in the unobservable input may result in a significant decrease to value.

[3]

For the period ended September 30, 2017, the valuation technique for investments classified as preferred stocks amounting to $47,318 changed to an Option Pricing Model. The investments were previously valued utilizing Probability-Weighted Expected Return Model. The change was due to consideration of liquidation preferences and exit strategy.

6	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2017

Schedule of Investments September 30, 2017 (Unaudited)	BlackRock Government Money Market V.I. Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
U.S. Government Sponsored Agency Obligations — 47.3%
Federal Farm Credit Banks:
0.90%, 12/11/17	USD	220	$219,924
1.00%, 01/19/18		500	499,756
0.75%, 04/18/18		1,500	1,496,224
Federal Farm Credit Banks Discount Notes(a):
1.01%, 11/03/17		360	359,749
1.02%, 11/28/17		3,000	2,995,650
1.06%, 12/15/17		1,345	1,342,703
Federal Farm Credit Banks Variable Rate Notes(b):
(USD 1 Month LIBOR + 0.07%), 1.31%, 11/20/17		1,000	999,993
(USD 3 Month LIBOR - 0.08%), 1.23%, 01/23/18		575	575,002
(USD 1 Month LIBOR + 0.18%), 1.41%, 04/04/18		1,000	999,949
Federal Home Loan Banks, Series 1, 0.88%, 03/19/18		4,000	3,994,428
Federal Home Loan Banks Discount Notes(a):
1.00%, 10/18/17		3,745	3,743,160
1.00%, 10/20/17		1,910	1,908,972
1.01%, 11/01/17		930	929,183
1.03%, 11/06/17		1,555	1,553,406
1.01%, 11/08/17		6,980	6,972,279
1.02%, 11/24/17		1,000	998,482
1.04%, 11/28/17		1,005	1,003,316
1.06%, 12/04/17		500	499,111
1.06%, 12/05/17		2,000	1,996,389
1.06%, 12/06/17		4,000	3,992,336
1.06%, 12/15/17		1,000	997,708
1.06%, 12/29/17		1,000	997,182
1.10%, 01/02/18		1,000	997,262
1.10%, 01/19/18		2,000	1,993,070
Federal Home Loan Banks Variable Rate Notes(b):
(USD 1 Month LIBOR + 0.09%), 1.32%, 10/16/17		1,300	1,300,000
(USD 3 Month LIBOR - 0.08%), 1.24%, 10/27/17		2,670	2,669,995
(USD 1 Month LIBOR - 0.15%), 1.09%, 04/17/18		2,500	2,500,000
(USD 1 Month LIBOR - 0.14%), 1.09%, 04/17/18		1,400	1,400,000
(USD 3 Month LIBOR - 0.35%), 0.96%, 05/09/18		1,000	1,000,000
(USD 3 Month LIBOR - 0.16%), 1.16%, 06/08/18		500	500,000
(USD 1 Month LIBOR - 0.12%), 1.12%, 10/03/18		1,000	1,000,000

Security		Par (000)	Value
U.S. Government Sponsored Agency Obligations (continued)
Federal Home Loan Banks Variable Rate Notes(b): (continued)
(USD 1 Month LIBOR - 0.10%), 1.14%, 11/01/18	USD	3,000	$3,000,000
(USD 1 Month LIBOR - 0.10%), 1.13%, 11/02/18		2,000	2,000,000
(USD 1 Month LIBOR - 0.09%), 1.15%, 01/25/19		750	750,000
(USD 3 Month LIBOR - 0.16%), 1.17%, 06/20/19		1,000	1,000,000
(USD 1 Month LIBOR - 0.06%), 1.18%, 09/11/19		1,200	1,200,000
Federal Home Loan Mortgage Corp.:
0.85%, 12/26/17		963	962,426
0.75%, 04/09/18		1,000	997,559
Federal Home Loan Mortgage Corp. Discount Notes, 1.13%, 02/16/18(a)		285	283,809
Federal National Mortgage Association:
0.88%, 02/08/18		1,000	998,867
0.88%, 05/21/18		870	868,019
Federal National Mortgage Association Variable Rate Notes, (USD 1 Month LIBOR + 0.01%), 1.24%, 10/05/17(b)		1,500	1,499,997

Total U.S. Government Sponsored Agency Obligations — 47.3% (Cost: $65,995,906)			65,995,906

U.S. Treasury Obligations — 15.7%
U.S. Treasury Bills(a):
1.18%, 03/22/18		2,670	2,654,967
1.20%, 03/29/18		10,750	10,687,275
U.S. Treasury Notes:
0.88%, 10/15/17		1,600	1,600,083
(U.S. Treasury 3 Month Bill Money Market Yield + 0.17%), 1.22%, 10/31/17(b)		1,274	1,273,569
0.75%, 02/28/18		1,955	1,953,713
(U.S. Treasury 3 Month Bill Money Market Yield + 0.14%), 1.19%, 01/31/19(b)		3,775	3,775,000

Total U.S. Treasury Obligations — 15.7% (Cost: $21,944,607)			21,944,607

Total Repurchase Agreements — 33.7% (Cost: $47,000,000)			47,000,000

Total Investments — 96.7% (Cost: $134,940,513)(c)			134,940,513
Other Assets Less Liabilities — 3.3%			4,674,665

Net Assets — 100.0%			$139,615,178

(a)	Rates are discount rates or a range of discount rates at the time of purchase.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of 9/30/2017.
(c)	Cost for U.S. federal income tax purposes.

SCHEDULES OF INVESTMENTS	1

Schedule of Investments (continued) September 30, 2017 (Unaudited)	BlackRock Government Money Market V.I. Fund (Percentages shown are based on Net Assets)

Repurchase Agreements

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
Bank of Montreal	1.06%		09/29/17	10/02/17	$8,500	$8,500	$8,500,752	U.S. Government Sponsored Agency Obligations, 2.50% to 4.00%, due 09/01/25 to 05/01/47	$9,785,458	$ 8,725,669
BNP Paribas SA	1.04		09/29/17	10/02/17	10,000	10,000	10,000,867	U.S. Treasury Obligations, 0.0% to 2.50%, due 11/15/17 to 05/15/46	9,695,857	10,200,000
	1.04	(a)	09/14/17	10/06/17	1,500	1,500	1,500,953	U.S. Treasury Obligations, 0.00% to 3.88% due 05/15/18 to 08/15/46	1,915,386	1,530,000

Total BNP Paribas SA						$11,500				$11,730,000
Goldman Sachs & Co. LLC	1.12		09/28/17	10/05/17	2,000	2,000	2,000,436	U.S. Government Sponsored Agency Obligations, 3.00% to 7.00%, due 05/01/24 to 03/15/45	7,220,763	2,047,095
JP Morgan Securities LLC	1.05		09/29/17	10/02/17	4,000	4,000	4,000,350	U.S. Treasury Obligation, 2.75%, due 11/15/23	3,885,000	4,084,564
	1.40	(a)	09/29/17	11/03/17	3,500	3,500	3,504,771	U.S. Government Sponsored Agency Obligation, 3.00%, due 05/01/47	3,675,000	3,609,598

Total JP Morgan Securities LLC						$7,500				$ 7,694,162
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.14		09/28/17	10/05/17	2,000	2,000	2,000,443	U.S. Government Sponsored Agency Obligation, 2.50%, due 05/01/30	2,879,209	2,060,000
Mizuho Securities USA LLC	1.06		09/29/17	10/02/17	4,000	4,000	4,000,353	U.S. Government Sponsored Agency Obligations, 4.00%, due 12/20/46 to 02/20/47	3,871,952	4,080,001
RBC Capital Markets LLC	1.04		09/29/17	10/02/17	5,000	5,000	5,000,433	U.S. Government Sponsored Agency Obligations, 0.67% to 5.37%, due 12/25/24 to 09/20/47	78,460,442	5,212,442
Societe Generale SA	1.05		09/29/17	10/02/17	4,000	4,000	4,000,350	U.S. Treasury Obligation, 0.38%, due 07/15/27	4,097,500	4,080,007
Wells Fargo Securities LLC	1.04		09/27/17	10/04/17	1,500	1,500	1,500,303	U.S. Government Sponsored Agency Obligation, 3.50%, due 10/01/47	1,492,318	1,545,000
	1.07		09/29/17	10/06/17	1,000	1,000	1,000,208	U.S. Government Sponsored Agency Obligation, 3.50%, due 10/01/47	994,879	1,030,000

Total Wells Fargo Securities LLC						$2,500				$ 2,575,000

Total						$47,000				$48,204,376

(a)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

Portfolio Abbreviation

LIBOR	London Interbank Offered Rate

2	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (continued) September 30, 2017 (Unaudited)	BlackRock Government Money Market V.I. Fund (Percentages shown are based on Net Assets)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Short-Term Securities(a)	$—	$134,940,513	$—	$134,940,513

	$—	$134,940,513	$—	$134,940,513

(a)	See above Schedule of Investments for values in each security type.

During the period ended September 30, 2017, there were no transfers between levels.

SCHEDULES OF INVESTMENTS	3

Schedule of Investments September 30, 2017 (Unaudited)	BlackRock High Yield V.I. Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Asset-Backed Securities — 0.1%
Continental Airlines Pass-Through Trust, 6.13%, 04/29/18	USD	365	$372,756
Virgin Australia Pass-Through Trust, 7.13%, 10/23/18(a)		130	132,606

Total Asset-Backed Securities — 0.1% (Cost: $494,675)			505,362

Common Stocks — 0.5%

Chemicals — 0.0%
Advanced Emissions Solutions, Inc.		1,644	18,035

Construction & Engineering — 0.2%
Star Group, Inc. (The)(b)		39,643	810,175

Media — 0.1%
Altice USA, Inc., Class A(b)		8,631	235,712

Metals & Mining — 0.0%
Teck Resources Ltd., Class B		8,400	177,156

Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc.(b)		11,157	687,941

Total Common Stocks — 0.5% (Cost: $1,762,879)			1,929,019

Corporate Bonds — 88.8%

Aerospace & Defense — 2.0%
Arconic, Inc.:
6.15%, 08/15/20		595	649,885
5.13%, 10/01/24		1,061	1,129,010
5.90%, 02/01/27		129	142,352
6.75%, 01/15/28		140	162,400
5.95%, 02/01/37		128	135,736
Bombardier, Inc.(a):
8.75%, 12/01/21		1,368	1,466,496
5.75%, 03/15/22		70	67,725
6.13%, 01/15/23		420	407,190
7.50%, 03/15/25		808	807,515
KLX, Inc., 5.88%, 12/01/22(a)		1,114	1,167,138
Kratos Defense & Security Solutions, Inc., 7.00%, 05/15/19		111	113,636
TransDigm, Inc.:
6.00%, 07/15/22		982	1,018,825
6.50%, 07/15/24		728	751,660
6.50%, 05/15/25		180	185,400
6.38%, 06/15/26		127	130,096

			8,335,064
Air Freight & Logistics — 0.3%(a)
CEVA Group plc, 7.00%, 03/01/21		80	77,600
XPO Logistics, Inc.:
6.50%, 06/15/22		965	1,013,250
6.13%, 09/01/23		43	44,881

			1,135,731
Airlines — 0.0%
American Airlines Group, Inc., 5.50%, 10/01/19(a)		30	31,425

Security		Par (000)	Value
Auto Components — 1.0%
Allison Transmission, Inc., 5.00%, 10/01/24(a)	USD	16	$16,606
Delphi Jersey Holdings plc, 5.00%, 10/01/25(a)		194	197,395
Goodyear Tire & Rubber Co. (The), 5.00%, 05/31/26		68	70,890
Icahn Enterprises LP:
4.88%, 03/15/19		475	479,037
6.25%, 02/01/22		1,534	1,599,195
6.75%, 02/01/24		595	627,725
IHO Verwaltungs GmbH(a)(c):
4.12%, 09/15/21		201	204,517
4.50%, 09/15/23		515	524,013
4.75%, 09/15/26		300	305,625
ZF North America Capital, Inc., 4.75%, 04/29/25(a)		300	316,500

			4,341,503
Automobiles — 0.1%(a)
Jaguar Land Rover Automotive plc, 5.63%, 02/01/23		150	155,813
Tesla, Inc., 5.30%, 08/15/25		480	468,000

			623,813
Banks — 2.2%
Banco Espirito Santo SA(d):
2.63%, 05/08/17	EUR	100	35,605
4.75%, 01/15/18		100	35,604
4.00%, 01/21/19		100	35,605
Bank of America Corp.(e)(f):
(ICE LIBOR USD 3 Month + 3.71%), 6.25%, 09/05/24	USD	558	615,195
(ICE LIBOR USD 3 Month + 4.17%), 6.50%, 10/23/24		201	227,256
(ICE LIBOR USD 3 Month + 3.90%), 6.10%, 03/17/25		813	896,332
CIT Group, Inc.:
(ICE LIBOR USD 3 Month + 3.97%), 5.80%, 06/15/22(e)(f)		595	618,056
5.00%, 08/15/22		30	32,466
5.00%, 08/01/23		1,286	1,385,665
Citigroup, Inc.(e)(f):
(ICE LIBOR USD 3 Month + 4.09%), 5.80%, 11/15/19		330	340,725
(ICE LIBOR USD 3 Month + 4.06%), 5.87%, 03/27/20		315	329,018
(ICE LIBOR USD 3 Month + 4.48%), 6.12%, 11/15/20		175	187,250
(ICE LIBOR USD 3 Month + 4.07%), 5.95%, 01/30/23		302	325,027
HSBC Holdings plc, (USD ICE Swap Rate 5 Year + 3.75%), 6.00%, 05/22/27(e)(f)		465	486,344
JPMorgan Chase & Co.(e)(f):
(ICE LIBOR USD 3 Month + 3.32%), 5.00%, 07/01/19		640	650,880
(ICE LIBOR USD 3 Month + 3.25%), 5.15%, 05/01/23		190	197,125
(ICE LIBOR USD 3 Month + 3.33%), 6.12%, 04/30/24		99	109,024
(ICE LIBOR USD 3 Month + 3.33%), 6.10%, 10/01/24		1,021	1,126,918

SCHEDULES OF INVESTMENTS	1

Schedule of Investments (continued) September 30, 2017 (Unaudited)	BlackRock High Yield V.I. Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Banks (continued)
Wells Fargo & Co.(e)(f):
(ICE LIBOR USD 3 Month + 3.11%), 5.90%, 06/15/24	USD	580	$631,475
(ICE LIBOR USD 3 Month + 3.99%), 5.87%, 06/15/25		795	884,835

			9,150,405
Building Products — 0.7%
CPG Merger Sub LLC, 8.00%, 10/01/21(a)		592	611,240
Masonite International Corp., 5.63%, 03/15/23(a)		507	530,601
Ply Gem Industries, Inc., 6.50%, 02/01/22		284	295,800
Standard Industries, Inc.(a):
5.50%, 02/15/23		10	10,587
5.38%, 11/15/24		205	217,874
6.00%, 10/15/25		352	384,018
USG Corp.(a):
5.50%, 03/01/25		37	39,590
4.88%, 06/01/27		596	622,075

			2,711,785
Capital Markets — 0.2%
Eagle Holding Co. II LLC, 7.63%, 05/15/22(a)(c)	.	324	336,150
Goldman Sachs Group, Inc. (The), (ICE LIBOR USD 3 Month + 3.88%), 5.70%, 05/10/19(e)(f) .		143	147,647
Morgan Stanley, (ICE LIBOR USD 3 Month + 3.61%), 5.45%, 07/15/19(e)(f)		162	167,063

			650,860
Chemicals — 2.9%
Alpha 3 BV, 6.25%, 02/01/25(a)		1,100	1,119,250
Axalta Coating Systems LLC, 4.88%, 08/15/24(a)		253	263,752
Blue Cube Spinco, Inc.:
9.75%, 10/15/23		377	458,055
10.00%, 10/15/25		359	438,429
CF Industries, Inc.:
7.13%, 05/01/20		150	166,500
5.15%, 03/15/34		105	104,737
4.95%, 06/01/43		114	105,735
Chemours Co. (The):
6.63%, 05/15/23		280	297,850
7.00%, 05/15/25		108	119,610
5.38%, 05/15/27		502	520,825
Gates Global LLC, 6.00%, 07/15/22(a)		1,651	1,696,403
Hexion, Inc., 10.38%, 02/01/22(a)		222	213,120
Huntsman International LLC:
4.88%, 11/15/20		341	361,034
5.13%, 11/15/22		625	671,875
Koppers, Inc., 6.00%, 02/15/25(a)		278	298,850
Momentive Performance Materials USA, Inc., 8.88%, 10/15/20(h)		334	—	(g)
Momentive Performance Materials, Inc., 3.88%, 10/24/21		1,330	1,344,564
Platform Specialty Products Corp.(a):
10.38%, 05/01/21		52	56,680
6.50%, 02/01/22		2,301	2,384,411
PQ Corp. 6.75%, 11/15/22(a)		439	475,218
Tronox Finance LLC, 7.50%, 03/15/22(a)		79	83,246
Tronox Finance plc, 5.75%, 10/01/25(a)		149	152,725
Venator Finance SARL, 5.75%, 07/15/25(a)		194	201,760
W.R. Grace & Co.-Conn., 5.13%, 10/01/21(a)		639	693,315

			12,227,944

Security		Par (000)	Value
Commercial Services & Supplies — 2.7%
ACCO Brands Corp., 5.25%, 12/15/24(a)	USD	108	$112,050
ADT Corp. (The):
6.25%, 10/15/21		310	344,449
3.50%, 07/15/22		38	38,000
4.13%, 06/15/23		1,082	1,100,935
4.88%, 07/15/32(a)		630	589,050
Advanced Disposal Services, Inc., 5.63%, 11/15/24(a)		257	268,565
APX Group, Inc.:
6.38%, 12/01/19		120	122,700
8.75%, 12/01/20		318	327,937
7.88%, 12/01/22		217	235,987
7.63%, 09/01/23(a)		50	52,563
Aramark Services, Inc.:
5.13%, 01/15/24		721	765,161
5.00%, 04/01/25(a)		506	538,258
GW Honos Security Corp. 8.75%, 05/15/25(a)		108	115,155
KAR Auction Services, Inc., 5.13%, 06/01/25(a)		697	724,880
Mobile Mini, Inc., 5.88%, 07/01/24		925	968,938
Multi-Color Corp., 4.88%, 11/01/25(a)		91	91,996
Nielsen Co. Luxembourg SARL (The), 5.00%, 02/01/25(a)		869	904,846
Prime Security Services Borrower LLC 9.25%, 05/15/23(a)		2,659	2,934,366
Ritchie Bros Auctioneers, Inc., 5.38%, 01/15/25(a)		496	524,520
Tervita Escrow Corp., 7.63%, 12/01/21(a)		460	465,750
Wrangler Buyer Corp., 6.00%, 10/01/25(a)		149	151,608

			11,377,714
Communications Equipment — 0.8%
CommScope Technologies LLC(a):
6.00%, 06/15/25		2	2,137
5.00%, 03/15/27		1,434	1,437,585
CommScope, Inc. 5.00%, 06/15/21(a)		165	169,125
Nokia OYJ:
3.38%, 06/12/22		133	134,164
4.38%, 06/12/27		187	192,376
6.63%, 05/15/39		373	430,442
Riverbed Technology, Inc., 8.88%, 03/01/23(a)		638	607,695
ViaSat, Inc., 5.63%, 09/15/25(a)		240	241,512

			3,215,036
Construction & Engineering — 0.4%
Brand Energy & Infrastructure Services, Inc., 8.50%, 07/15/25(a)		701	758,832
Engility Corp., 8.88%, 09/01/24		287	314,983
New Enterprise Stone & Lime Co., Inc., 10.13%, 04/01/22(a)		200	215,500
Tutor Perini Corp., 6.88%, 05/01/25(a)		298	323,330
Weekley Homes LLC, 6.63%, 08/15/25(a)		162	156,735

			1,769,380
Consumer Finance — 1.5%
Ally Financial, Inc.:
5.13%, 09/30/24		912	987,696
8.00%, 11/01/31		1,714	2,210,889
General Motors Financial Co., Inc., (ICE LIBOR USD 3 Month + 3.60%), 5.75%, 09/30/27(e)(f)		310	321,237
Navient Corp.:
6.63%, 07/26/21		397	424,790
6.50%, 06/15/22		39	41,364
5.50%, 01/25/23		1,025	1,037,813
7.25%, 09/25/23		154	167,282

2	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (continued) September 30, 2017 (Unaudited)	BlackRock High Yield V.I. Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Consumer Finance (continued)
Navient Corp.: (continued)
6.13%, 03/25/24	USD	41	$42,271
5.88%, 10/25/24		122	123,830
6.75%, 06/25/25		208	216,320
5.63%, 08/01/33		100	86,330
OneMain Financial Holdings LLC(a):
6.75%, 12/15/19		241	250,038
7.25%, 12/15/21		167	174,306
Springleaf Finance Corp., 6.13%, 05/15/22		90	95,315

			6,179,481
Containers & Packaging — 2.5%
Ardagh Packaging Finance plc(a):
6.00%, 06/30/21		730	750,075
4.25%, 09/15/22		296	304,288
4.63%, 05/15/23		374	384,173
7.25%, 05/15/24		1,222	1,340,375
6.00%, 02/15/25		967	1,023,811
4.75%, 07/15/27		100	134,843
Ball Corp.:
5.00%, 03/15/22		279	302,017
4.00%, 11/15/23		182	186,095
BWAY Holding Co., 5.50%, 04/15/24(a)		943	985,435
Crown Americas LLC, 4.25%, 09/30/26		272	274,720
Reynolds Group Issuer, Inc.:
5.75%, 10/15/20		463	471,126
6.88%, 02/15/21		142	145,490
(ICE LIBOR USD 3 Month + 3.50%), 4.80%, 07/15/21(a)(f)		620	632,400
5.13%, 07/15/23(a)		1,122	1,170,919
7.00%, 07/15/24(a)		1,362	1,450,530
Sealed Air Corp.(a):
4.88%, 12/01/22		716	761,645
6.88%, 07/15/33		31	36,348

			10,354,290
Distributors — 0.2%(a)
American Builders & Contractors Supply Co., Inc., 5.75%, 12/15/23		363	386,595
American Tire Distributors, Inc. 10.25%, 03/01/22		420	437,976

			824,571
Diversified Consumer Services — 0.4
Laureate Education, Inc., 8.25%, 05/01/25(a)		319	343,723
Service Corp. International:
4.50%, 11/15/20		240	243,000
5.38%, 01/15/22		166	170,565
ServiceMaster Co. LLC (The), 5.13%, 11/15/24(a)		324	332,910
Sotheby’s, 5.25%, 10/01/22(a)		390	399,750

			1,489,948
Diversified Financial Services — 0.4(a)
DFC Finance Corp., 1.00%, 06/16/20(c)		228	136,363
FBM Finance, Inc., 8.25%, 08/15/21		355	379,850
Infinity Acquisition LLC, 7.25%, 08/01/22		46	44,965
Jefferies Finance LLC:
7.38%, 04/01/20		200	206,250
6.88%, 04/15/22		451	453,255
Tempo Acquisition LLC, 6.75%, 06/01/25		425	429,250

			1,649,933

Security		Par (000)	Value
Diversified elecommunication Services — 6.4%
CCO Holdings LLC(a):
5.13%, 05/01/23	USD	1,076	$1,120,385
5.13%, 05/01/27		3,476	3,523,795
5.00%, 02/01/28		410	408,585
CenturyLink, Inc.:
6.45%, 06/15/21		1,197	1,245,514
5.80%, 03/15/22		71	70,766
6.75%, 12/01/23		374	378,334
5.63%, 04/01/25		255	244,163
7.60%, 09/15/39		21	18,585
7.65%, 03/15/42		160	139,600
Cincinnati Bell, Inc., 7.00%, 07/15/24(a)		758	742,840
Frontier Communications Corp.:
8.13%, 10/01/18		163	164,630
7.13%, 03/15/19		349	345,510
6.25%, 09/15/21		150	123,330
7.13%, 01/15/23		127	97,472
7.63%, 04/15/24		527	400,520
6.88%, 01/15/25		1,119	836,453
Intelsat Jackson Holdings SA:
7.25%, 10/15/20		451	434,088
5.50%, 08/01/23		409	346,627
9.75%, 07/15/25(a)		490	494,900
Level 3 Financing, Inc.:
5.38%, 08/15/22		395	406,775
5.63%, 02/01/23		245	252,641
5.13%, 05/01/23		96	97,620
5.38%, 01/15/24		667	682,841
5.38%, 05/01/25		363	373,209
5.25%, 03/15/26		1,007	1,031,863
Qwest Corp. 6.75%, 12/01/21		160	174,717
SFR Group SA(a):
6.00%, 05/15/22		865	903,925
7.38%, 05/01/26		2,444	2,639,520
Sprint Capital Corp.:
6.90%, 05/01/19		375	399,844
6.88%, 11/15/28		821	919,520
8.75%, 03/15/32		1,127	1,441,151
Telecom Italia Capital SA:
6.38%, 11/15/33		230	264,788
6.00%, 09/30/34		1,509	1,669,331
7.20%, 07/18/36		140	172,893
Telecom Italia SpA, 5.30%, 05/30/24(a)		200	217,500
Telesat Canada, 8.88%, 11/15/24(a)		552	621,690
Virgin Media Finance plc, 5.75%, 01/15/25(a)		1,280	1,326,400
Virgin Media Secured Finance plc(a):
5.25%, 01/15/26		530	551,863
5.50%, 08/15/26		200	210,750
Wind Acquisition Finance SA(a):
6.50%, 04/30/20		200	207,024
7.38%, 04/23/21		1,005	1,045,200

			26,747,162
Electric Utilities — 0.1%
NextEra Energy Operating Partners LP 4.25%, 09/15/24(a)		239	244,079

Electrical Equipment — 0.6%
GrafTech International Ltd. 6.38%, 11/15/20		103	100,168
Sensata Technologies BV(a):
5.63%, 11/01/24		202	222,452
5.00%, 10/01/25		1,016	1,070,915

SCHEDULES OF INVESTMENTS	3

Schedule of Investments (continued) September 30, 2017 (Unaudited)	BlackRock High Yield V.I. Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Electrical Equipment (continued)
Vertiv Group Corp. 9.25%, 10/15/24(a)	USD	944	$1,062,000

			2,455,535
Electronic Equipment, Instruments & Components — 0.5%
Allegion US Holding Co., Inc., 5.75%, 10/01/21 .		109	112,139
Anixter, Inc., 5.63%, 05/01/19		55	57,750
CDW LLC:
5.00%, 09/01/23		514	537,937
5.50%, 12/01/24		1,077	1,199,519
5.00%, 09/01/25		132	138,600
TTM Technologies, Inc., 5.63%, 10/01/25(a)		187	189,221

			2,235,166
Energy Equipment & Services — 1.7%
Diamond Offshore Drilling, Inc., 7.88%, 08/15/25		124	131,130
Ensco plc:
4.50%, 10/01/24		183	151,890
5.20%, 03/15/25		45	37,800
Noble Holding International Ltd.:
4.63%, 03/01/21		12	11,040
7.75%, 01/15/24		328	291,100
Noble Holding US LLC, 7.50%, 03/15/19		130	133,900
Parker Drilling Co., 7.50%, 08/01/20		159	141,113
Pioneer Energy Services Corp., 6.13%, 03/15/22		570	481,650
Precision Drilling Corp.:
6.63%, 11/15/20		39	39,010
6.50%, 12/15/21		65	65,812
7.75%, 12/15/23		110	112,200
5.25%, 11/15/24		168	154,560
Rowan Cos., Inc.:
4.88%, 06/01/22		90	84,375
4.75%, 01/15/24		95	82,650
7.38%, 06/15/25		846	826,965
SESI LLC:
7.13%, 12/15/21		110	112,200
7.75%, 09/15/24(a)		281	290,835
Transocean, Inc.:
6.00%, 03/15/18		101	102,515
5.80%, 10/15/22(i)		334	328,155
9.00%, 07/15/23(a)		1,030	1,109,825
6.80%, 03/15/38		175	142,625
Trinidad Drilling Ltd., 6.63%, 02/15/25(a)		469	438,515
Weatherford International LLC, 6.80%, 06/15/37		107	92,555
Weatherford International Ltd.:
7.75%, 06/15/21		399	414,960
8.25%, 06/15/23		520	535,600
9.88%, 02/15/24(a)		136	149,600
6.50%, 08/01/36		218	186,935
7.00%, 03/15/38		183	162,870
5.95%, 04/15/42		190	155,800

			6,968,185
Equity Real Estate Investment Trusts (REITs) — 1.9%
CyrusOne LP, 5.00%, 03/15/24(a)		491	516,778
Equinix, Inc.:
5.38%, 04/01/23		70	72,856
5.88%, 01/15/26		695	763,631
ESH Hospitality, Inc., 5.25%, 05/01/25(a)		577	596,474
GEO Group, Inc. (The):
5.13%, 04/01/23		348	352,350
5.88%, 10/15/24		220	229,350
6.00%, 04/15/26		208	218,660

Security		Par (000)	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Iron Mountain, Inc., 6.00%, 08/15/23	USD	70	$74,112
iStar, Inc.:
4.63%, 09/15/20		154	157,465
6.00%, 04/01/22		113	116,955
5.25%, 09/15/22		155	157,325
MGM Growth Properties Operating Partnership LP:
5.63%, 05/01/24		1,479	1,602,615
4.50%, 09/01/26		990	1,004,850
4.50%, 01/15/28(a)		425	428,740
SBA Communications Corp.:
4.00%, 10/01/22(a)		544	546,720
4.88%, 09/01/24		505	519,519
Uniti Group LP, 8.25%, 10/15/23		632	559,320

			7,917,720
Food & Staples Retailing — 0.2%
Albertsons Cos. LLC:
6.63%, 06/15/24		163	152,201
5.75%, 03/15/25		152	133,760
Rite Aid Corp.:
6.75%, 06/15/21		145	150,031
6.13%, 04/01/23(a)		299	290,404

			726,396
Food Products — 1.2%
B&G Foods, Inc., 5.25%, 04/01/25		656	672,400
Chobani LLC, 7.50%, 04/15/25(a)		554	603,860
FAGE International SA, 5.63%, 08/15/26(a)		200	208,000
JBS USA LUX SA(a):
5.88%, 07/15/24		470	471,175
5.75%, 06/15/25		607	604,724
Lamb Weston Holdings, Inc., 4.63%, 11/01/24(a)		22	22,935
Pilgrim’s Pride Corp.(a):
5.75%, 03/15/25		233	240,573
5.88%, 09/30/27		253	258,376
Post Holdings, Inc.(a):
5.50%, 03/01/25		500	518,750
5.00%, 08/15/26		1,043	1,040,392
5.75%, 03/01/27		259	266,770
TreeHouse Foods, Inc., 6.00%, 02/15/24(a)		21	22,444
WhiteWave Foods Co. (The), 5.38%, 10/01/22		143	161,028

			5,091,427
Health Care Equipment & Supplies — 2.1%
Alere, Inc.:
6.50%, 06/15/20		318	323,167
6.38%, 07/01/23(a)		888	956,820
Avantor, Inc.(a):
6.00%, 10/01/24		1,999	2,048,975
9.00%, 10/01/25		503	514,634
DJO Finco, Inc., 8.13%, 06/15/21(a)		1,018	974,735
Fresenius US Finance II, Inc., 4.50%, 01/15/23(a)		127	134,620
Hologic, Inc., 5.25%, 07/15/22(a)		588	617,400
Mallinckrodt International Finance SA(a):
4.88%, 04/15/20		155	154,225
5.75%, 08/01/22		991	968,702
5.63%, 10/15/23		149	139,129
5.50%, 04/15/25		43	38,808

4	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (continued) September 30, 2017 (Unaudited)	BlackRock High Yield V.I. Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Health Care Equipment & Supplies (continued)
Ortho-Clinical Diagnostics, Inc., 6.63%, 05/15/22(a)	USD	1,366	$1,338,680
Sterigenics-Nordion Holdings LLC 6.50%, 05/15/23(a)		70	72,800
Teleflex, Inc , 4.88%, 06/01/26		273	283,238

			8,565,933
Health Care Providers & Services — 6.1%
Acadia Healthcare Co., Inc.:
5.13%, 07/01/22		31	32,097
5.63%, 02/15/23		561	589,050
6.50%, 03/01/24		237	254,479
Air Medical Group Holdings, Inc., 6.38%, 05/15/23(a)		63	60,637
Centene Corp.:
5.63%, 02/15/21		330	343,266
4.75%, 05/15/22		448	467,600
6.13%, 02/15/24		73	78,931
4.75%, 01/15/25		450	466,875
Community Health Systems, Inc.:
8.00%, 11/15/19		396	385,605
7.13%, 07/15/20		573	517,133
5.13%, 08/01/21		202	199,475
6.25%, 03/31/23		1,436	1,410,870
DaVita, Inc., 5.13%, 07/15/24		422	423,055
Envision Healthcare Corp.:
5.13%, 07/01/22(a)		584	605,900
5.63%, 07/15/22		1,259	1,312,508
6.25%, 12/01/24(a)		306	328,185
HCA, Inc.:
6.50%, 02/15/20		294	320,093
7.50%, 02/15/22		289	331,538
5.88%, 03/15/22		380	420,850
4.75%, 05/01/23		130	137,150
5.88%, 05/01/23		981	1,066,838
5.00%, 03/15/24		1,864	1,985,160
5.38%, 02/01/25		1,132	1,192,845
5.25%, 04/15/25		575	621,719
5.88%, 02/15/26		683	733,371
5.25%, 06/15/26		959	1,033,322
4.50%, 02/15/27		385	393,662
5.50%, 06/15/47		1,198	1,241,427
HealthSouth Corp., 5.75%, 11/01/24		445	456,681
IASIS Healthcare LLC, 8.38%, 05/15/19		444	445,721
MEDNAX, Inc., 5.25%, 12/01/23(a)		346	362,435
Molina Healthcare, Inc., 4.88%, 06/15/25(a)		134	131,990
MPH Acquisition Holdings LLC, 7.13%, 06/01/24(a)		982	1,055,650
RegionalCare Hospital Partners Holdings, Inc. 8.25%, 05/01/23(a)		449	472,011
Surgery Center Holdings, Inc.(a):
8.88%, 04/15/21		145	152,250
6.75%, 07/01/25		421	395,740
Team Health Holdings, Inc., 6.38%, 02/01/25(a)		713	675,568
Tenet Healthcare Corp.:
6.75%, 02/01/20		85	87,550
4.75%, 06/01/20		167	172,461
6.00%, 10/01/20		172	183,302
7.50%, 01/01/22(a)		184	194,810
8.13%, 04/01/22		1,414	1,438,745
6.75%, 06/15/23		640	614,400
4.63%, 07/15/24(a)		397	393,411
5.13%, 05/01/25(a)		497	490,166
7.00%, 08/01/25(a)		270	253,800

Security		Par (000)	Value
Health Care Providers & Services (continued)
Vizient, Inc., 10.38%, 03/01/24(a)	USD	125	$143,594
WellCare Health Plans, Inc., 5.25%, 04/01/25		136	143,140

			25,217,066
Hotels, Restaurants & Leisure — 4.2%
1011778 BC ULC(a):
6.00%, 04/01/22		322	332,143
4.25%, 05/15/24		399	400,397
5.00%, 10/15/25		1,103	1,116,677
5.00%, 10/15/25		735	744,114
Caesars Entertainment Resort Properties LLC, 8.00%, 10/01/20		1,206	1,233,135
CRC Escrow Issuer LLC, 5.25%, 10/15/25(a)		812	812,000
Eldorado Resorts, Inc., 6.00%, 04/01/25		176	184,800
GLP Capital LP:
5.38%, 11/01/23		66	72,270
5.38%, 04/15/26		123	134,224
Hilton Domestic Operating Co., Inc., 4.25%, 09/01/24		113	115,260
Jacobs Entertainment, Inc., 7.88%, 02/01/24(a)		70	75,425
KFC Holding Co.(a):
5.00%, 06/01/24		35	36,881
5.25%, 06/01/26		67	70,936
Melco Resorts Finance Ltd., 4.88%, 06/06/25(a)		265	266,267
MGM Resorts International:
5.25%, 03/31/20		180	190,575
6.75%, 10/01/20		547	603,067
6.63%, 12/15/21		2,035	2,289,375
7.75%, 03/15/22		638	744,865
4.63%, 09/01/26		174	176,175
Sabre GLBL, Inc.(a):
5.38%, 04/15/23		65	67,359
5.25%, 11/15/23		278	285,645
Scientific Games International, Inc :
7.00%, 01/01/22(a)		1,895	2,011,069
10.00%, 12/01/22		1,406	1,557,145
Six Flags Entertainment Corp.(a):
4.88%, 07/31/24		1,678	1,707,365
5.50%, 04/15/27		560	574,000
Station Casinos LLC:
7.50%, 03/01/21		557	577,888
5.00%, 10/01/25(a)		601	602,442
Viking Cruises Ltd., 5.88%, 09/15/27(a)		428	429,477
Yum Brands, Inc., 3.88%, 11/01/23		97	96,965

			17,507,941
Household Durables — 1.4%
Brookfield Residential Properties, Inc (a):
6.50%, 12/15/20		20	20,475
6.38%, 05/15/25		93	97,882
CalAtlantic Group, Inc.:
6.63%, 05/01/20		255	281,647
8.38%, 01/15/21		483	563,444
5.38%, 10/01/22		20	21,778
5.25%, 06/01/26		170	175,950
K. Hovnanian Enterprises, Inc.(a):
10.00%, 07/15/22		76	78,660
10.50%, 07/15/24		134	140,365
Lennar Corp.:
4.75%, 04/01/21		51	53,678
4.13%, 01/15/22		524	541,030
4.75%, 11/15/22		720	761,400
4.88%, 12/15/23		450	475,875

SCHEDULES OF INVESTMENTS	5

Schedule of Investments (continued) September 30, 2017 (Unaudited)	BlackRock High Yield V.I. Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Household Durables (continued)
Mattamy Group Corp.(a):
6.88%, 12/15/23	USD	118	$123,236
6.50%, 10/01/25		241	247,025
Meritage Homes Corp.:
7.15%, 04/15/20		70	77,000
5.13%, 06/06/27		320	320,800
PulteGroup, Inc.:
5.50%, 03/01/26		161	175,554
6.38%, 05/15/33		193	209,405
6.00%, 02/15/35		244	254,370
Springs Industries, Inc., 6.25%, 06/01/21		53	54,656
Tempur Sealy International, Inc.:
5.63%, 10/15/23		30	31,538
5.50%, 06/15/26		397	406,925
TRI Pointe Group, Inc.:
4.38%, 06/15/19		165	168,506
4.88%, 07/01/21		115	120,175
5.88%, 06/15/24		170	181,900
5.25%, 06/01/27		253	257,112
William Lyon Homes, Inc., 5.88%, 01/31/25		76	77,900

			5,918,286
Household Products — 0.1%
Spectrum Brands, Inc., 6.63%, 11/15/22		460	479,550

Independent Power and Renewable Electricity Producers — 1.2%
AES Corp.:
8.00%, 06/01/20		36	41,310
4.88%, 05/15/23		343	353,290
5.50%, 03/15/24		195	203,044
5.50%, 04/15/25		60	63,075
Calpine Corp.:
6.00%, 01/15/22(a)		76	78,660
5.88%, 01/15/24(a)		196	202,625
5.75%, 01/15/25		450	424,688
5.25%, 06/01/26(a)		320	318,400
Dynegy, Inc.:
7.38%, 11/01/22		465	484,181
8.13%, 01/30/26(a)		228	234,840
NRG Energy, Inc.:
7.88%, 05/15/21		35	36,006
6.25%, 07/15/22		335	351,750
6.63%, 03/15/23		40	41,350
6.25%, 05/01/24		341	354,640
6.63%, 01/15/27		1,228	1,286,330
NRG Yield Operating LLC, 5.38%, 08/15/24		279	292,950
Pattern Energy Group, Inc., 5.88%, 02/01/24(a)		276	291,180
Talen Energy Supply LLC, 6.50%, 06/01/25		108	82,350

			5,140,669
Insurance — 0.9%(a)
Alliant Holdings Intermediate LLC, 8.25%, 08/01/23		1,909	2,018,366
Ardonagh Midco 3 plc, 8.63%, 07/15/23		546	574,665
AssuredPartners, Inc., 7.00%, 08/15/25		69	70,639
HUB International Ltd., 7.88%, 10/01/21		800	833,000
USIS Merger Sub, Inc. ,6.88%, 05/01/25		80	81,500

			3,578,170
Internet & Direct Marketing Retail — 0.4%
Netflix, Inc :
5.38%, 02/01/21		60	64,350
5.50%, 02/15/22		446	486,140
4.38%, 11/15/26(a)		942	945,240

			1,495,730

Security		Par (000)	Value
Internet Software & Services — 0.9%
GTT Communications, Inc., 7.88%, 12/31/24(a)	USD	284	$301,750
IAC/InterActiveCorp, 4.88%, 11/30/18		91	91,228
Rackspace Hosting, Inc., 8.63%, 11/15/24(a)		270	288,117
Zayo Group LLC:
6.00%, 04/01/23		1,714	1,810,412
6.38%, 05/15/25		60	64,658
5.75%, 01/15/27(a)		1,030	1,091,800

			3,647,965
IT Services — 1.6%(a)
Alliance Data Systems Corp.:
5.88%, 11/01/21		490	509,600
5.38%, 08/01/22		700	721,000
Exela Intermediate LLC, 10.00%, 07/15/23		214	210,255
First Data Corp.:
7.00%, 12/01/23		1,358	1,450,072
5.75%, 01/15/24		2,408	2,519,370
Gartner, Inc., 5.13%, 04/01/25		401	423,055
WEX, Inc., 4.75%, 02/01/23		700	717,500

			6,550,852
Machinery — 1.7%
BlueLine Rental Finance Corp., 9.25%, 03/15/24(a)		1,370	1,474,462
EnPro Industries, Inc.: 5.88%, 09/15/22		160	167,000
Grinding Media, Inc., 7.38%, 12/15/23(a)		796	863,660
Navistar International Corp., 8.25%, 11/01/21		189	189,709
Novelis Corp.(a):
6.25%, 08/15/24		1,371	1,429,542
5.88%, 09/30/26		1,512	1,534,680
SPX FLOW, Inc., 5.63%, 08/15/24(a)		332	347,770
Terex Corp., 5.63%, 02/01/25(a)		754	794,528
Wabash National Corp., 5.50%, 10/01/25(a)		303	308,681

			7,110,032
Media — 7.6%
Acosta, Inc., 7.75%, 10/01/22(a)		261	187,920
Altice Financing SA(a):
6.63%, 02/15/23		200	212,000
7.50%, 05/15/26		1,855	2,040,500
Altice Luxembourg SA(a):
7.75%, 05/15/22		705	748,181
7.63%, 02/15/25		200	215,750
Altice US Finance I Corp.(a):
5.38%, 07/15/23		1,331	1,407,533
5.50%, 05/15/26		254	267,891
AMC Networks, Inc.:
5.00%, 04/01/24		238	245,735
4.75%, 08/01/25		378	381,780
Cablevision Systems Corp.:
7.75%, 04/15/18		492	504,915
8.00%, 04/15/20		125	138,594
CBS Radio, Inc., 7.25%, 11/01/24(a)		93	99,277
Cequel Communications Holdings I LLC(a):
6.38%, 09/15/20		180	183,825
5.13%, 12/15/21		1,149	1,169,107
7.75%, 07/15/25		984	1,087,320

6	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (continued) September 30, 2017 (Unaudited)	BlackRock High Yield V.I. Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Media (continued)
Charter Communications Operating LLC:
4.91%, 07/23/25	USD	10	$10,690
4.20%, 03/15/28(a)		105	106,250
5.38%, 05/01/47(a)		90	93,498
Clear Channel International BV, 8.75%, 12/15/20(a)		992	1,039,120
Clear Channel Worldwide Holdings, Inc.:
7.63%, 03/15/20		611	603,363
6.50%, 11/15/22		3,329	3,425,446
CSC Holdings LLC:
10.13%, 01/15/23(a)		2,610	3,011,287
5.25%, 06/01/24		499	504,614
6.63%, 10/15/25(a)		396	433,620
10.88%, 10/15/25(a)		1,520	1,879,100
DISH DBS Corp.:
5.88%, 07/15/22		1,337	1,420,562
5.00%, 03/15/23		297	303,497
5.88%, 11/15/24		321	336,448
7.75%, 07/01/26		1,110	1,274,469
DISH Network Corp., 3.38%, 08/15/26(j)		497	556,019
iHeartCommunications, Inc.:
9.00%, 12/15/19		111	83,805
9.00%, 03/01/21		321	227,910
9.00%, 09/15/22		213	150,165
10.63%, 03/15/23		815	574,575
Lions Gate Entertainment Corp.,
5.88%, 11/01/24(a)		92	96,600
McGraw-Hill Global Education Holdings LLC, 7.88%, 05/15/24(a)		95	93,694
MDC Partners, Inc., 6.50%, 05/01/24(a)		440	443,300
Midcontinent Communications, 6.88%, 08/15/23(a)		293	315,708
Outfront Media Capital LLC:
5.63%, 02/15/24		54	56,295
5.88%, 03/15/25		240	251,400
Radiate Holdco LLC, 6.63%, 02/15/25(a)		447	436,943
Sirius XM Radio, Inc., 5.00%, 08/01/27(a)		401	409,020
Sterling Entertainment Enterprises LLC,
9.75%, 12/15/19(a)(h)		475	470,250
TEGNA, Inc., 5.50%, 09/15/24(a)		83	87,357
Townsquare Media, Inc., 6.50%, 04/01/23(a)		262	265,930
Tribune Media Co., 5.88%, 07/15/22		347	360,880
Unitymedia Hessen GmbH & Co. KG,
5.00%, 01/15/25(a)		555	583,444
Univision Communications, Inc.(a):
5.13%, 05/15/23		998	1,017,960
5.13%, 02/15/25		60	60,525
Urban One, Inc., 7.38%, 04/15/22(a)		60	60,000
Videotron Ltd., 5.13%, 04/15/27(a)		283	294,235
WaveDivision Escrow LLC, 8.13%, 09/01/20(a)		794	811,865
Ziggo Bond Finance BV, 5.88%, 01/15/25(a)		600	625,500

			31,665,672
Metals & Mining — 5.0%
ArcelorMittal:
7.50%, 10/15/39		64	76,800
7.25%, 03/01/41		314	371,697
Big River Steel LLC, 7.25%, 09/01/25(a)		234	248,274
Constellium NV(a):
8.00%, 01/15/23		472	499,140
6.63%, 03/01/25		849	869,164

Security		Par (000)	Value
Metals & Mining (continued)
First Quantum Minerals Ltd.(a):
7.00%, 02/15/21	USD	1,058	$1,088,417
7.25%, 05/15/22		187	191,441
7.50%, 04/01/25		229	234,153
FMG Resources August 2006 Pty. Ltd.,
9.75%, 03/01/22(a)		160	179,920
Freeport-McMoRan, Inc.:
2.30%, 11/14/17		224	223,933
2.38%, 03/15/18		2,328	2,328,000
3.10%, 03/15/20		1,815	1,818,630
4.00%, 11/14/21		215	216,075
3.55%, 03/01/22		669	658,758
3.88%, 03/15/23		1,624	1,599,640
4.55%, 11/14/24		67	67,067
5.40%, 11/14/34		130	124,150
5.45%, 03/15/43		1,654	1,545,456
Joseph T Ryerson & Son, Inc.,
11.00%, 05/15/22(a)		177	198,240
Kaiser Aluminum Corp., 5.88%, 05/15/24		81	86,670
Kinross Gold Corp.:
4.50%, 07/15/27(a)		154	155,347
6.88%, 09/01/41		80	88,800
Signode Industrial Group Lux SA,
6.38%, 05/01/22(a)		689	714,838
Steel Dynamics, Inc.:
5.13%, 10/01/21		475	488,656
5.25%, 04/15/23		673	699,920
5.50%, 10/01/24		57	60,990
4.13%, 09/15/25(a)		258	260,095
5.00%, 12/15/26		45	48,038
SunCoke Energy Partners LP, 7.50%, 06/15/25(a)		280	289,100
Teck Resources Ltd.:
4.50%, 01/15/21		106	111,167
4.75%, 01/15/22		77	81,404
3.75%, 02/01/23		1,043	1,056,246
8.50%, 06/01/24(a)		1,446	1,659,285
6.13%, 10/01/35		98	109,760
6.00%, 08/15/40		514	557,690
5.20%, 03/01/42		843	838,785
5.40%, 02/01/43		362	362,109
United States Steel Corp., 8.38%, 07/01/21(a)		483	533,715

			20,741,570
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Starwood Property Trust, Inc., 5.00%, 12/15/21.		267	278,681

Multiline Retail — 0.4%
Dollar Tree, Inc.:
5.25%, 03/01/20		24	24,681
5.75%, 03/01/23		1,103	1,163,665
JC Penney Corp., Inc.:
8.13%, 10/01/19		52	55,510
6.38%, 10/15/36		61	43,157
7.40%, 04/01/37		50	37,500
Neiman Marcus Group Ltd. LLC8.00%, 10/15/21(a)		257	133,640

			1,458,153
Oil, Gas & Consumable Fuels — 10.2%
Alta Mesa Holdings LP, 7.88%, 12/15/24(a)		129	139,320
Andeavor Logistics LP:
5.50%, 10/15/19		56	58,940
6.13%, 10/15/21		41	42,281
6.25%, 10/15/22		432	459,540

SCHEDULES OF INVESTMENTS	7

Schedule of Investments (continued) September 30, 2017 (Unaudited)	BlackRock High Yield V.I. Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Antero Midstream Partners LP, 5.38%, 09/15/24	USD	60	$62,100
Antero Resources Corp.:
5.13%, 12/01/22		115	117,587
5.63%, 06/01/23		645	672,413
Ascent Resources Utica Holdings LLC,
10.00%, 04/01/22(a)		339	363,577
California Resources Corp., 8.00%, 12/15/22(a)		185	120,250
Callon Petroleum Co.: 6.13%, 10/01/24		483	499,905
Carrizo Oil & Gas, Inc.:
6.25%, 04/15/23		317	321,755
8.25%, 07/15/25		151	164,024
Cheniere Corpus Christi Holdings LLC:
7.00%, 06/30/24		633	721,620
5.88%, 03/31/25		1,187	1,277,509
5.13%, 06/30/27(a)		850	875,500
Cheniere Energy Partners LP, 5.25%, 10/01/25(a)		511	522,497
Chesapeake Energy Corp.:
6.88%, 11/15/20		226	232,780
8.00%, 12/15/22(a)		174	187,485
8.00%, 01/15/25(a)		332	335,320
8.00%, 06/15/27(a)		1,486	1,471,140
CONSOL Energy, Inc.:
5.88%, 04/15/22		3,818	3,856,180
8.00%, 04/01/23		29	30,814
Continental Resources, Inc.:
3.80%, 06/01/24		269	259,585
4.90%, 06/01/44		307	278,602
Covey Park Energy LLC, 7.50%, 05/15/25(a)		437	452,841
Crestwood Midstream Partners LP,
6.25%, 04/01/23		260	268,125
CrownRock LP(a):
7.13%, 04/15/21		320	329,600
7.75%, 02/15/23		305	325,587
DCP Midstream Operating LP(a):
4.75%, 09/30/21		150	153,750
6.45%, 11/03/36		198	207,900
6.75%, 09/15/37		262	279,685
Denbury Resources, Inc.:
5.50%, 05/01/22		529	302,191
4.63%, 07/15/23		65	34,450
Diamondback Energy, Inc., 5.38%, 05/31/25		242	252,285
Eclipse Resources Corp., 8.88%, 07/15/23		85	86,487
Energy Transfer Equity LP:
7.50%, 10/15/20		158	177,947
5.88%, 01/15/24		752	807,460
5.50%, 06/01/27		608	639,920
EP Energy LLC:
9.38%, 05/01/20		430	357,975
8.00%, 11/29/24(a)		317	320,170
Extraction Oil & Gas, Inc.(a):
7.88%, 07/15/21		532	561,260
7.38%, 05/15/24		546	567,840
Genesis Energy LP:
5.75%, 02/15/21		57	57,214
6.50%, 10/01/25		195	192,806
Great Western Petroleum LLC, 9.00%, 09/30/21(a)		582	585,638
Gulfport Energy Corp.:
6.63%, 05/01/23		304	307,800
6.00%, 10/15/24		167	168,252

Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Halcon Resources Corp., 6.75%, 02/15/25(a)	USD	1,522	$1,575,270
Matador Resources Co., 6.88%, 04/15/23		939	994,166
MEG Energy Corp.(a):
6.38%, 01/30/23		247	215,507
7.00%, 03/31/24		641	549,658
6.50%, 01/15/25		924	902,055
Murphy Oil Corp.:
4.70%, 12/01/22		127	127,000
6.12%, 12/01/42		81	77,760
Newfield Exploration Co , 5.63%, 07/01/24		698	748,605
NGL Energy Partners LP:
5.13%, 07/15/19		165	165,000
6.88%, 10/15/21		224	224,000
7.50%, 11/01/23		318	316,410
NGPL PipeCo LLC(a):
4.38%, 08/15/22		250	259,375
4.88%, 08/15/27		203	212,714
7.77%, 12/15/37		623	775,635
Oasis Petroleum, Inc.:
6.50%, 11/01/21		176	179,520
6.88%, 03/15/22		380	386,650
6.88%, 01/15/23		65	65,975
ONEOK, Inc. 6.00%, 06/15/35		40	44,473
Parsley Energy LLC(a):
6.25%, 06/01/24		74	77,885
5.38%, 01/15/25		516	526,965
5.25%, 08/15/25		94	95,528
PBF Holding Co. LLC, 7.25%, 06/15/25(a)		263	268,918
Peabody Energy Corp.(a):
6.00%, 03/31/22		42	43,365
6.38%, 03/31/25		125	128,438
QEP Resources, Inc., 5.38%, 10/01/22		220	216,150
Range Resources Corp.:
5.88%, 07/01/22(a)		374	386,155
5.00%, 08/15/22(a)		37	36,954
4.88%, 05/15/25		122	120,170
Resolute Energy Corp., 8.50%, 05/01/20		491	499,593
Rockies Express Pipeline LLC(a):
5.63%, 04/15/20		765	804,206
6.88%, 04/15/40		629	698,190
RSP Permian, Inc.:
6.63%, 10/01/22		499	523,326
5.25%, 01/15/25(a)		177	179,655
Sanchez Energy Corp.:
7.75%, 06/15/21		228	216,030
6.13%, 01/15/23		1,292	1,104,660
Seven Generations Energy Ltd.(a):
8.25%, 05/15/20		135	141,075
6.88%, 06/30/23		880	932,800
5.38%, 09/30/25		462	465,465
SM Energy Co.:
6.50%, 11/15/21		75	75,750
6.13%, 11/15/22		321	321,803
6.50%, 01/01/23		119	119,892
5.00%, 01/15/24		402	378,885
5.63%, 06/01/25		121	114,950
6.75%, 09/15/26		119	119,000
Southern Star Central Corp., 5.13%, 07/15/22(a)		47	48,469
Southwestern Energy Co.:
6.70%, 01/23/25		119	120,785
7.50%, 04/01/26		546	567,840
7.75%, 10/01/27		169	175,338

8	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (continued) September 30, 2017 (Unaudited)	BlackRock High Yield V.I. Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Tallgrass Energy Partners LP(a):
5.50%, 09/15/24	USD	588	$604,170
5.50%, 01/15/28		595	604,669
Targa Resources Partners LP:
5.25%, 05/01/23		15	15,300
5.13%, 02/01/25		107	110,210
5.38%, 02/01/27		42	43,733
TerraForm Power Operating LLC, 6.38%, 02/01/23(a)(i)		234	243,360
Whiting Petroleum Corp., 5.00%, 03/15/19		692	692,208
WildHorse Resource Development Corp.,
6.88%, 02/01/25(a)		186	185,768
Williams Cos., Inc. (The):
4.55%, 06/24/24		107	110,745
5.75%, 06/24/44		1,014	1,072,305
WPX Energy, Inc.:
7.50%, 08/01/20		47	51,112
6.00%, 01/15/22		232	239,830
8.25%, 08/01/23		119	133,429
5.25%, 09/15/24		276	276,690

			42,219,449
Paper & Forest Products — 0.1%
Mercer International, Inc.:
7.75%, 12/01/22		214	227,108
6.50%, 02/01/24		188	195,520
Norbord, Inc., 6.25%, 04/15/23(a)		117	128,115
PH Glatfelter Co., 5.38%, 10/15/20		34	34,527

			585,270
Personal Products — 0.1%
Prestige Brands, Inc., 6.38%, 03/01/24(a)		434	466,550

Pharmaceuticals — 1.6%(a)
Endo Dac:
6.00%, 07/15/23		360	297,000
5.88%, 10/15/24		205	214,738
Endo Finance LLC, 7.25%, 01/15/22		211	197,285
inVentiv Group Holdings, Inc., 7.50%, 10/01/24		457	507,270
Valeant Pharmaceuticals International, Inc.:
7.00%, 10/01/20		269	270,681
6.38%, 10/15/20		428	429,070
7.50%, 07/15/21		715	713,212
6.75%, 08/15/21		824	808,550
5.63%, 12/01/21		300	280,500
6.50%, 03/15/22		486	513,945
7.25%, 07/15/22		55	53,625
5.50%, 03/01/23		48	42,120
5.88%, 05/15/23		939	829,841
7.00%, 03/15/24		594	634,149
6.13%, 04/15/25		920	806,150

			6,598,136
Professional Services — 0.7%(a)
Booz Allen Hamilton, Inc., 5.13%, 05/01/25		526	531,260
Ceridian HCM Holding, Inc., 11.00%, 03/15/21		398	422,377
IHS Markit Ltd., 4.75%, 02/15/25		305	326,350
Jaguar Holding Co. II, 6.38%, 08/01/23		1,623	1,698,064

			2,978,051

Security		Par (000)	Value
Real Estate Management & Development — 0.5%(a)
Howard Hughes Corp. (The), 5.38%, 03/15/25	USD	327	$333,540
Realogy Group LLC:
4.50%, 04/15/19		127	130,334
5.25%, 12/01/21		125	130,000
4.88%, 06/01/23		1,525	1,566,937

			2,160,811
Road & Rail — 0.7%(a)
Avis Budget Car Rental LLC, 5.13%, 06/01/22		381	386,239
Herc Rentals, Inc.:
7.50%, 06/01/22		935	1,010,969
7.75%, 06/01/24		165	179,025
Hertz Corp. (The), 7.63%, 06/01/22		370	381,562
Park Aerospace Holdings Ltd.:
3.63%, 03/15/21		388	388,970
5.25%, 08/15/22		184	191,360
4.50%, 03/15/23		194	193,730
Watco Cos. LLC, 6.38%, 04/01/23		99	102,713

			2,834,568
Semiconductors & Semiconductor Equipment — 0.8%
Advanced Micro Devices, Inc., 7.50%, 08/15/22		83	93,790
Micron Technology, Inc.:
5.25%, 08/01/23(a)		589	614,327
7.50%, 09/15/23		90	100,012
5.25%, 01/15/24(a)		53	55,782
5.50%, 02/01/25		11	11,729
3.00%, 11/15/43(j)		240	331,650
Microsemi Corp., 9.13%, 04/15/23(a)		21	24,019
NXP BV(a):
4.13%, 06/15/20		245	255,719
4.63%, 06/15/22		430	460,100
3.88%, 09/01/22		200	208,500
4.63%, 06/01/23		567	609,525
Sensata Technologies UK Financing Co. plc, 6.25%, 02/15/26(a)		500	547,500
Versum Materials, Inc., 5.50%, 09/30/24(a)		128	135,680

			3,448,333
Software — 3.5%
Ascend Learning LLC, 6.88%, 08/01/25(a)		307	323,885
BMC Software Finance, Inc., 8.13%, 07/15/21(a)		1,374	1,406,632
CDK Global, Inc., 4.88%, 06/01/27(a)		527	541,492
Genesys Telecommunications Laboratories, Inc., 10.00%, 11/30/24(a)		215	242,950
Infor Software Parent LLC, 7.12%, 05/01/21(a)(c)		372	378,622
Infor US, Inc., 6.50%, 05/15/22		2,279	2,363,027
Informatica LLC, 7.13%, 07/15/23(a)		678	681,390
Nuance Communications, Inc.:
5.38%, 08/15/20(a)		33	33,561
6.00%, 07/01/24		148	160,254
5.63%, 12/15/26(a)		459	486,540

SCHEDULES OF INVESTMENTS	9

Schedule of Investments (continued) September 30, 2017 (Unaudited)	BlackRock High Yield V.I. Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Software (continued)
PTC, Inc., 6.00%, 05/15/24	USD	249	$268,298
RP Crown Parent LLC, 7.38%, 10/15/24(a)		374	382,883
Solera LLC, 10.50%, 03/01/24(a)		1,900	2,163,055
Sophia LP, 9.00%, 09/30/23(a)		290	300,512
SS&C Technologies Holdings, Inc., 5.88%, 07/15/23		1,405	1,482,872
Symantec Corp., 5.00%, 04/15/25(a)		230	240,495
TIBCO Software, Inc., 11.38%, 12/01/21(a)		1,275	1,396,125
Veritas US, Inc.(a):
7.50%, 02/01/23		800	852,000
10.50%, 02/01/24		811	868,784

			14,573,377
Specialty Retail — 0.4%
Asbury Automotive Group, Inc., 6.00%, 12/15/24		441	460,845
Group 1 Automotive, Inc.:
5.00%, 06/01/22		80	82,900
5.25%, 12/15/23(a)		45	45,563
L Brands, Inc., 6.88%, 11/01/35		444	430,680
Penske Automotive Group, Inc., 5.50%, 05/15/26		256	264,640
PetSmart, Inc., 5.88%, 06/01/25(a)		165	143,963
Staples, Inc. 8.50%, 09/15/25(a)		325	316,062

			1,744,653
Technology Hardware, Storage & Peripherals — 0.4%
Dell International LLC, 7.13%, 06/15/24(a)		791	873,917
Western Digital Corp.:
7.38%, 04/01/23(a)		494	541,177
10.50%, 04/01/24		296	347,800

			1,762,894
Textiles, Apparel & Luxury Goods — 0.0%
Hanesbrands, Inc., 4.63%, 05/15/24(a)		55	57,269

Thrifts & Mortgage Finance — 0.2%
Ladder Capital Finance Holdings LLLP(a):
5.25%, 03/15/22		84	85,680
5.25%, 10/01/25		296	293,226
MGIC Investment Corp., 5.75%, 08/15/23		175	192,500
Radian Group, Inc.:
5.25%, 06/15/20		158	165,110
4.50%, 10/01/24		265	270,300

			1,006,816
Trading Companies & Distributors — 1.3%
Aircastle Ltd.:
6.25%, 12/01/19		125	134,844
7.63%, 04/15/20		12	13,365
5.50%, 02/15/22		398	434,815
4.13%, 05/01/24		445	460,575
Beacon Roofing Suppl , Inc., 6.38%, 10/01/23		169	179,985
HD Supply, Inc., 5.75%, 04/15/24(a)		1,853	1,982,710
United Rentals North America, Inc.:
7.63%, 04/15/22		6	6,245
5.75%, 11/15/24		430	456,337
5.50%, 07/15/25		409	438,141
4.63%, 10/15/25		805	815,063
5.88%, 09/15/26		448	486,640

			5,408,720
Water Utilities — 0.1%
CD&R Waterworks Merger Sub
LLC 6.13%, 08/15/25(a)		481	493,626

Security		Par (000)	Value
Wireless Telecommunication Services — 3.6%
Digicel Ltd., 6.00%, 04/15/21(a)	USD	1,305	$1,273,863
Hughes Satellite Systems Corp.:
7.63%, 06/15/21		162	183,954
5.25%, 08/01/26		614	638,560
6.63%, 08/01/26		777	831,390
SoftBank Group Corp.(e):
(USD ICE Swap Rate 5 Year + 4.23%), 6.00%, 07/19/23(f)		790	797,110
(USD ICE Swap Rate 5 Year + 4.85%), 6.87%, 07/19/27(f)		385	396,127
Sprint Communications, Inc.(a):
9.00%, 11/15/18		783	841,075
7.00%, 03/01/20		568	621,250
Sprint Corp.:
7.25%, 09/15/21		1,352	1,502,410
7.88%, 09/15/23		1,154	1,338,640
7.13%, 06/15/24		3,279	3,688,875
7.63%, 02/15/25		60	68,812
T-Mobile USA, Inc.:
6.13%, 01/15/22		38	39,520
4.00%, 04/15/22		239	247,489
6.00%, 03/01/23		365	384,619
6.63%, 04/01/23		150	157,878
6.38%, 03/01/25		68	73,215
5.13%, 04/15/25		1,388	1,450,460
5.38%, 04/15/27		146	157,359
Trilogy International Partners LLC, 8.88%, 05/01/22(a)		129	134,483
Xplornet Communications, Inc., 9.63%, 06/01/22(a)(c)		110	117,150

			15,437,865

Total Corporate Bonds — 88.8% (Cost: $360,000,247)			369,093,585

Floating Rate Loan Interests — 5.8%(f)

Aerospace & Defense — 0.1%
Sequa Corp., 1st Lien Term Loan, (ICE LIBOR
USD 3 Month + 5.50%), 6.81%, 11/28/21		213	214,265
Sequa Mezzanine Holdings LLC, 2nd Lien Term Loan, (ICE LIBOR USD 3 Month + 9.00%), 10.31%, 04/28/22		75	76,781

			291,046
Air Freight & Logistics — 0.0%
Ceva Group plc, (ICE LIBOR USD 3 Month - 0.10%), 6.50%, 03/19/21(h)		119	114,143
Ceva Intercompany BV, Term Loan, (ICE LIBOR USD 3 Month + 5.50%), 6.81%, 03/19/21		121	117,202
Ceva Logistics Canada ULC, Canadian Term Loan, (ICE LIBOR USD 3 Month + 5.50%), 6.81%, 03/19/21		18	17,712
Ceva Logistics US Holdings, Inc., US Term Loan, (ICE LIBOR USD 3 Month + 5.50%), 6.81%, 03/19/21		173	166,919

			415,976

10	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (continued) September 30, 2017 (Unaudited)	BlackRock High Yield V.I. Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Chemicals — 0.1%
Ascend Performance Materials Operations LLC, Term Loan B, (ICE LIBOR USD 3 Month + 5.25%), 6.58%, 08/12/22(h)	USD	524	$528,152
Diversey, Inc., Term Loan, (ICE LIBOR USD 3 Month + 3.00%), 4.32%, 09/06/24		151	150,461
Tronox Blocked Borrower LLC, 1st Lien Term Loan, 0.00%, 09/13/24		43	42,779
Tronox Finance LLC, Term Loan B-1, 3.00%, 09/13/24		98	98,720

			820,112
Commercial Services & Supplies — 0.0%
Garda World Security Corp., Term Loan, (ICE LIBOR USD 3 Month + 3.00%), 7.25%, 05/24/24		135	136,290

Construction & Engineering — 0.4%
Brand Energy & Infrastructure Services, Inc., (ICE LIBOR USD 3 Month + 4.25%), 5.56%, 06/21/24		1,545	1,552,339

Containers & Packaging — 0.0%
Signode Industrial Group, 1st Lien Term Loan B, (ICE LIBOR USD 1 Month + 2.75%), 3.99%, 05/01/21		139	139,627

Diversified Consumer Services — 0.0
Laureate Education, Inc., Term Loan B, (ICE LIBOR USD 1 Month + 4.50%), 5.74%, 04/26/24		149	149,778

Diversified Financial Services — 0.7
Intelsat Jackson Holdings SA, Term Loan, (ICE LIBOR USD 3 Month + 2.75%), 4.07%, 06/30/19		1,465	1,459,780
Veritas US, Inc., (ICE LIBOR USD 3 Month + 4.50%), 5.83%, 01/27/23		1,228	1,238,574

			2,698,354
Diversified elecommunication Services — 1.0%
Centurylink, Inc., 1st Lien Term Loan, (ICE LIBOR USD 1 Month + 2.75%), 2.75%, 01/31/25		947	917,170
Consolidated Communications, Inc., Term Loan B, (ICE LIBOR USD 1 Month + 3.00%), 4.24%, 10/05/23		370	359,175
Digicel International Finance Ltd., (ICE LIBOR USD 3 Month + 3.75%), 5.07%, 05/27/24		513	514,283
Ligado Networks LLC, (ICE LIBOR USD 3 Month + 12.50%), 13.82%, 12/07/20		512	308,638
Ligado Networks LLC, 1st Lien Term Loan, (ICE LIBOR USD + 0.00%), 0.00%, 06/15/20		2,111	1,975,238

			4,074,504
Electrical Equipment — 0.1%
Vertiv Group Corp., Term Loan B, (ICE LIBOR USD 1 Month + 4.00%), 5.24%, 11/30/23		379	381,370

Energy Equipment & Services — 0.1%
Weatherford International Ltd., Term Loan, (ICE LIBOR USD 1 Month + 2.30%), 3.54%, 07/13/20		273	264,681

Food Products — 0.0%
Chobani, Inc., Term Loan B, (ICE LIBOR USD 1 Month + 4.25%), 5.49%, 10/10/23		70	70,229

Security		Par (000)	Value
Health Care Equipment & Supplies — 0.4%
DJO Finance LLC, (ICE LIBOR USD 1 Month + 3.25%), 4.49%, 06/08/20	USD	598	$596,773
Immucor, Inc., (ICE LIBOR USD 1 Month + 5.00%), 6.24%, 06/15/21		740	750,211

			1,346,984
Health Care Providers & Services — 0.0%
Surgery Center Holdings, Inc., Term Loan, (ICE LIBOR USD 1 Month + 3.25%), 3.25%, 09/02/24		170	168,513
Team Health Holdings, Inc., Term Loan B, (ICE LIBOR USD 1 Month + 2.75%), 3.99%, 02/06/24		57	55,616

			224,129
Hotels, Restaurants & Leisure — 0.7%
Caesars Entertainment Operating Co., Inc., Term Loan B-7, (ICE LIBOR USD 3 Month + 8.25%), 12.50%, 01/28/18(d)		532	681,460
Caesars Entertainment Resort Properties LLC, Term Loan B, (ICE LIBOR USD 1 Month + 3.50%), 4.74%, 10/11/20		2,109	2,111,463
Four Seasons Holding, Inc., (ICE LIBOR USD 1 Month + 2.50%), 3.74%, 11/30/23		44	43,957

			2,836,880
Insurance — 0.1%
Alliant Holdings Intermediate LLC, Term Loan B, (ICE LIBOR USD 3 Month + 3.25%), 4.56%, 08/12/22		127	127,806
Asurion, 2nd Lien Term Loan B-2, (ICE LIBOR USD 1 Month + 6.00%), 7.24%, 08/04/25		299	305,542
USI, Inc., 1st Lien Term Loan, (ICE LIBOR USD 6 Month + 3.00%), 4.31%, 05/16/24		105	104,606

			537,954
IT Services — 0.1%
Peak 10, Inc., 2nd Lien Term Loan, (ICE LIBOR USD 3 Month + 7.25%), 8.56%, 08/01/25		83	83,276
Peak 10, Inc., Term Loan B, (ICE LIBOR USD 3 Month + 3.50%), 4.81%, 08/01/24		195	195,000

			278,276
Leisure Products — 0.0%
Hayward, 1st Lien Term Loan B, (ICE LIBOR USD 1 Month + 3.50%), 4.74%, 08/05/24		74	74,431

Life Sciences Tools & Services — 0.1%
Albany Molecular Research, Inc., 1st Lien Term Loan, (ICE LIBOR USD 3 Month + 3.25%), 4.58%, 08/30/24		199	199,125
Albany Molecular Research, Inc., 2nd Lien Term Loan, (ICE LIBOR USD 3 Month + 7.00%), 8.33%, 08/30/25		33	33,371
Ortho-Clinical Diagnostics, Inc., Term Loan, (ICE LIBOR USD 3 Month + 3.75%), 5.08%, 06/30/21		40	39,788
Parexel International, Term Loan B, 0.00%, 09/27/24		166	167,142

			439,426
Machinery — 0.3%
Accudyne Industries LLC, (ICE LIBOR USD 3 Month + 3.75%), 5.01%, 08/18/24		655	656,271
Gates Global LLC, Term Loan B, (ICE LIBOR USD 3 Month + 3.25%), 4.58%, 04/01/24		197	197,346

			853,617

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (continued) September 30, 2017 (Unaudited)	BlackRock High Yield V.I. Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Media — 0.1%
Cablevision CSC Holdings, (ICE LIBOR USD 1 Month + 2.25%), 3.48%, 07/17/25	USD	67	$66,170
iHeartCommunications, Inc., Term Loan, (ICE LIBOR USD 3 Month + 6.75%), 8.08%, 01/30/19		705	543,090

			609,260
Oil, Gas & Consumable Fuels — 0.4%
California Resources Corp., 1st Lien Term Loan, (ICE LIBOR USD 1 Month + 10.38%), 11.61%, 12/31/21		44	46,772
California Resources Corp., Term Loan, (ICE LIBOR USD 1 Month + 3.00%), 4.24%, 11/25/19		324	310,823
Chesapeake Energy Corp., Term Loan, (ICE LIBOR USD 3 Month + 7.50%), 8.81%, 08/23/21		892	960,066
CITGO Holding, Inc., 1st Lien Term Loan B, (ICE LIBOR USD 3 Month + 8.50%), 9.80%, 05/12/18		130	130,686
Rover BCP Renaissance, Term Loan B, 0.00%, 09/19/24		356	359,670

			1,808,017
Pharmaceuticals — 0.0%
Alpha 3 BV, Term Loan, (ICE LIBOR USD 3 Month + 3.00%), 4.33%, 01/31/24		145	144,999

Professional Services — 0.0%
Greenrock Element Materials, + 3.50%), 4.75%, 06/28/24		64	64,536

Software — 0.7%
Almonde, Inc., 1st Lien Term Loan B, (ICE LIBOR USD 3 Month + 3.50%), 4.82%, 06/13/24		415	416,706
Almonde, Inc., 2nd Lien Term Loan, (ICE LIBOR USD 3 Month + 7.25%), 8.57%, 06/13/25		91	92,462
Applied Systems, 1st Lien Term Loan B, (ICE LIBOR USD 6 Month + 3.25%), 4.57%, 09/19/24		164	165,589
Applied Systems, 2nd Lien Term Loan, (ICE LIBOR USD 6 Month + 7.00%), 8.32%, 09/12/25		38	39,140
Ascend Learning LLC, Term Loan B, (ICE LIBOR USD 1 Month + 3.25%), 4.49%, 07/12/24		77	77,308
BMC Software, Inc., 1st Lien Term Loan, (ICE LIBOR USD 1 Month + 4.00%), 5.24%, 09/10/22		492	493,831
CCC Information Services, Inc.: (ICE LIBOR USD 1 Month + 3.00%), 4.24%, 04/29/24		132	131,858
(ICE LIBOR USD 1 Month + 6.75%), 7.99%, 04/28/25		40	41,100
Information Resources, Inc., 1st Lien Term Loan B, (ICE LIBOR USD 1 Month + 4.25%), 5.49%, 01/18/24		86	86,500
Kronos, Inc., 2nd Lien Term Loan B, (ICE LIBOR USD 3 Month + 8.25%), 9.56%, 11/01/24		569	586,576
McAfee Holdings LLC, 1st Lien Term Loan, 0.00%, 09/30/24		366	367,647
Qlik Technologies, Inc., (ICE LIBOR USD 3 Month + 3.50%), 4.81%, 04/26/24		203	197,925

			2,696,642

Security		Par (000) / Shares	Value
Specialty Retail — 0.2%
Neiman Marcus Group, Inc., Other Term Loan, (ICE LIBOR USD 1 Month + 3.25%), 4.48%, 10/25/20	USD	337	$250,110
Staples, Inc., (ICE LIBOR USD 6 Month + 4.00%), 5.31%, 09/12/24		325	323,434

			573,544
Technology Services — 0.1%
Tempo Acquisition LLC, Term Loan B, (ICE LIBOR USD 1 Month + 3.00%), 4.24%, 05/01/24		281	281,059

Trading Companies & Distributors — 0.1%
Core and Main LP, (ICE LIBOR USD 6 Month + 3.00%), 4.46%, 08/01/24		169	169,211

Total Floating Rate Loan Interests — 5.8% (Cost: $23,915,446)			23,933,271

Foreign Agency Obligations — 0.2%(a)

Canada — 0.2%(a)
NOVA Chemicals Corp.:
4.88%, 06/01/24		338	342,225
5.25%, 06/01/27		191	192,910

			535,135

Mexico — 0.0%
Petroleos Mexicanos 5.38%, 03/13/22		44	47,012

Total Foreign Agency Obligations — 0.2% (Cost: $572,789)			582,147

Preferred Securities — 0.8%

Capital Trusts — 0.2%(e)
Morgan Stanley, Series K, 5.85%, 04/15/27		30	821,923

Preferred Stocks — 0.4%(b)(e)(h)(j)

Hotels Restaurants & Leisure — 0.4%
Stars Group, Inc. (The), 0.00%		1,516	1,760,163

Trust Preferreds — 0.2%(f)
GMAC Capital Trust I, Series 2, 7.10%, 02/15/40		32,966	870,302

Total Preferred Securities — 0.8% (Cost: $2,900,653)			3,452,388

Total Long-Term Investments — 96.2% (Cost: $389,646,689)			399,495,772

12	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (continued) September 30, 2017 (Unaudited)	BlackRock High Yield V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Short-Term Securities — 4.2%

Money Market Funds — 4.2%(k)
BlackRock Liquidity Funds, T-Fund, Institutional Class,
0.91%(l)	17,600,334	$17,600,334
JPMorgan US Treasury Plus Money Market Fund, Agency Class,
0.84%	54,837	54,837

Total Money Market Funds — 4.2% (Cost: $17,655,171)		17,655,171

Total Short-Term Securities — 4.2% (Cost: $17,655,171)		17,655,171

Total Investments Before Investments Sold Short — 100.4% (Cost: $407,301,860)		417,150,943

Security		Par (000)	Value
Investments Sold Short — 0.0%
Corporate Bonds — 0.0%

Auto Components — 0.0%
Delphi Jersey Holdings plc, 5.00%, 10/01/25(a)	USD	(194)	$(197,395)

Total Investments Sold Short — 0.0% (Proceeds: $196,504)			(197,395)

Total Investments Net of Investments Sold Short — 100.4% (Proceeds: $407,105,356)			416,953,548
Liabilities in Excess of Other Assets — (0.4)%			(1,492,052)

Net Assets — 100.0%			$415,461,496

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Non-income producing security.
(c)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(d)	Issuer filed for bankruptcy and/or is in default.
(e)	Perpetual security with no stated maturity date.
(f)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(g)	Amount is less than $500.
(h)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(i)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(j)	Convertible security.
(k)	Annualized 7-day yield as of period end.
(l)	During the period ended year ended September 30, 2017, investments in issuers considered to be an affiliate of the Fund for the purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 12/31/16	Net Activity	Shares Held at 09/30/17	Value at 09/30/17	Income	Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)(a)
BlackRock Liquidity Funds, T-Fund, Institutional Class	13,620,548	3,979,786	17,600,334	$17,600,334	$45,501	$—	$—

(a)	Includes net capital gain distributions, if applicable.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (continued) September 30, 2017 (Unaudited)	BlackRock High Yield V.I. Fund (Percentages shown are based on Net Assets)

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	100,000	USD	133,870	Goldman Sachs International	10/04/17	$135
USD	46,230	EUR	39,000	Royal Bank of Scotland	10/04/17	134
USD	46,554	EUR	39,000	Deutsche Bank AG	10/04/17	457
USD	92,427	EUR	78,000	Deutsche Bank Securities, Inc.	11/06/17	67

						793

EUR	78,000	USD	92,266	Deutsche Bank Securities, Inc.	10/04/17	(73)
USD	1,637,641	CAD	2,065,000	Westpac Banking Corp.	10/04/17	(17,353)
USD	129,330	GBP	100,000	UBS AG	10/04/17	(4,675)
USD	134,009	GBP	100,000	Goldman Sachs International	11/06/17	(140)

						(22,241)

	Net Unrealized Depreciation					$(21,448)

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund (%)	Payment Frequency	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Chesapeake Energy Corp.	5.00	Quarterly	12/20/2021	CCC	USD	245	$(6,984)	$(8,546)	$1,562
CDX.NA.HY.28.V1	5.00	Quarterly	06/20/2022	B+		5,275	413,043	383,824	29,219

							$406,059	$375,278	$30,781

(a)	Using Standard & Poor’s rating of the issuer or the underlying securities of the index, as applicable.
(b)	The maximum potential amount the Fund may pay should a negative credit even take place as defined under the terms of the agreement.

Currency

CAD Canadian Dollar
EUR Euro
GBP British Pound
USD United States Dollar

Portfolio Abbreviations

LIBOR London Interbank Offered Rate

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors.

14	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (continued) September 30, 2017 (Unaudited)	BlackRock High Yield V.I. Fund (Percentages shown are based on Net Assets)

Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report

The following tables summarize the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Long-Term Investments
Asset-Backed Securities	$—	$505,362	$—	$505,362
Common Stocks	1,929,019	—	—	1,929,019
Corporate Bonds	—	368,623,335	470,250	369,093,585
Floating Rate Loan Interests	—	23,290,976	642,295	23,933,271
Foreign Agency Obligations	—	582,147	—	582,147
Preferred Securities	1,692,225	—	1,760,163	3,452,388
Short-Term Securities	17,655,171	—	—	17,655,171
Liabilities:
Investment Short Sold
Corporate Bonds	—	(197,395)	—	(197,395)

	$21,276,415	$392,804,425	$2,872,708	$416,953,548

Derivative Financial Instruments(a)
Assets:
Credit contracts	$—	$30,781	$—	$30,781
Foreign currency exchange contracts	—	793	—	793
Liabilities:
Foreign currency exchange contracts	—	(22,241)	—	(22,241)

Total	$—	$9,333	$—	$9,333

(a)	Derivative financial instruments are forward foreign currency exchange contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended September 30, 2017, there were no transfers between levels.

SCHEDULES OF INVESTMENTS	15

Schedule of Investments September 30, 2017 (unaudited)	BlackRock International V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 96.7%

Brazil — 2.6%
Vale SA, ADR(a)	284,802	$2,867,956

China — 6.4%
Bank of China Ltd., Class H	9,777,000	4,856,462
NetEase, Inc., ADR	8,030	2,118,394

		6,974,856
Denmark — 1.5%
Nets A/S(a)(b)	63,240	1,637,184

France — 2.9%
Engie SA	183,761	3,120,521

Germany — 3.6%
Bayer AG (Registered)	28,601	3,906,992

Hong Kong — 2.8%
AIA Group Ltd.	406,200	3,007,221

India — 4.1%
Axis Bank Ltd.	273,558	2,135,750
ICICI Bank Ltd.	534,337	2,266,508

		4,402,258
Indonesia — 2.0%
Bank Mandiri Persero Tbk. PT	4,273,600	2,135,645

Italy — 3.1%
Intesa Sanpaolo SpA	958,398	3,393,027

Japan — 16.6%
Japan Tobacco, Inc.	78,900	2,585,629
Olympus Corp.	53,400	1,809,519
Omron Corp	61,400	3,130,935
Sony Corp.	177,800	6,633,481
Trend Micro, Inc.	77,500	3,818,119

		17,977,683
Netherlands — 7.4%
ASML Holding NV	15,407	2,632,712
Heineken NV	32,902	3,255,736
Koninklijke Philips NV	51,886	2,140,815

		8,029,263
Norway — 4.4%
Statoil ASA	237,400	4,772,805

Portugal — 2.3%
Banco Comercial Portugues SA, Class R(a)	8,770,497	2,544,827

Russia — 1.7%
Sberbank of Russia PJSC, ADR	130,854	1,867,287

Security	Shares	Value
Spain — 5.6%
Banco Bilbao Vizcaya Argentaria SA	438,249	$3,918,120
CaixaBank SA	445,879	2,238,091

		6,156,211
Switzerland — 3.9%
Cie Financiere Richemont SA (Registered)	45,849	4,196,834

United Kingdom — 18.3%
BT Group plc	1,147,825	4,365,746
Diageo plc	103,096	3,390,365
Imperial Brands plc	106,686	4,553,445
Kingfisher plc	539,604	2,160,404
Reckitt Benckiser Group plc	36,875	3,369,198
TechnipFMC plc(a)	75,473	2,107,206

		19,946,364
United States — 7.5%
Alexion Pharmaceuticals, Inc.(a)	11,333	1,589,907
Mastercard, Inc., Class A	11,774	1,662,489
Oil Search Ltd.	307,030	1,693,967
Schlumberger Ltd.	47,113	3,286,603

		8,232,966
Total Common Stocks — 96.7% (Cost: $92,286,234)		105,169,900

Total Long-Term Investments — 96.7% (Cost: $92,286,234)		105,169,900

Short-Term Securities — 3.3%

Money Market Funds — 3.3%
BlackRock Liquidity Funds T-Fund, Institutional Class, 0.91%(c)(d)	3,570,674	3,570,674

Total Money Market Funds — 3.3% (Cost: $3,570,674)		3,570,674

Total Short-Term Securities — 3.3% (Cost: $3,570,674)		3,570,674

Total Investments — 100.0% (Cost: $95,856,908)		108,740,574

Other Assets Less Liabilities — 0.0%		(22,198)

Net Assets — 100.0%		$108,718,376

(a)	Non-income producing security.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Annualized 7-day yield as of period end.

SCHEDULES OF INVESTMENTS	1

Schedule of Investments (continued) September 30, 2017 (unaudited)	BlackRock International V.I. Fund (Percentages shown are based on Net Assets)

(d)	During the period ended September 30, 2017, investments in issuers considered to be affiliates of the Fund for the purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliates	Shares Held at 12/31/16	Net Activity	Shares Held at 09/30/17	Value at 09/30/17	Net Realized Gain (Loss)(1)	Change in Unrealized Appreciation (Depreciation)	Income
BlackRock Liquidity Funds T-Fund, Institutional Class	4,486,922	(916,248)	3,570,674	$3,570,674	—	$—	$18,232
SL Liquidity Series, LLC, Money Market Series	167,612	(167,612)	—	—	(962)	1	11,826	(2)

				$3,570,674	$(962)	$1	$30,058

(1)	Includes net capital gain distributions, if applicable.
(2)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Forward foreign currency exchange contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized (Depreciation)
AUD	5,547,149	GBP	3,245,000	Deutsche Bank AG	12/15/17	$(10,872)

Currency
AUD	Australian Dollar
GBP	British Pound
USD	United States Dollar

Portfolio Abbreviation
ADR	American Depositary Receipts

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments and is based on the pricing transparency of the investments and derivative financial instruments is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

2	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (continued) September 30, 2017 (unaudited)	BlackRock International V.I. Fund (Percentages shown are based on Net Assets)

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Long-Term Investments
Common Stocks
Brazil	$2,867,956	$—	$—	$2,867,956
China	2,118,394	4,856,462	—	6,974,856
Denmark	1,637,184	—	—	1,637,184
France	—	3,120,521	—	3,120,521
Germany	—	3,906,992	—	3,906,992
Hong Kong	—	3,007,221	—	3,007,221
India	—	4,402,258	—	4,402,258
Indonesia	—	2,135,645	—	2,135,645
Italy	—	3,393,027	—	3,393,027
Japan	—	17,977,683	—	17,977,683
Netherlands	—	8,029,263	—	8,029,263
Norway	—	4,772,805	—	4,772,805
Portugal	—	2,544,827	—	2,544,827
Russia	1,867,287	—	—	1,867,287
Spain	—	6,156,211	—	6,156,211
Switzerland	—	4,196,834	—	4,196,834
United Kingdom	2,107,206	17,839,158	—	19,946,364
United States	6,538,999	1,693,967	—	8,232,966
Short-Term Securities	3,570,674	—	—	3,570,674

Total Investments	$20,707,700	$88,032,874	$—	$108,740,574

Derivative Financial Instruments(a)
Liabilities:
Foreign currency exchange contracts	$—	$(10,872)	$—	$(10,872)

(a)	Derivative financial instruments are forward foreign currency exchange contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended September 30, 2017, there were no transfers between levels.

SCHEDULES OF INVESTMENTS	3

Schedule of Investments September 30, 2017 (unaudited)	BlackRock iShares Alternative Strategies V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Affiliated Investment Companies — 100.0%(a)

Commodity Funds — 14.8%
iShares Commodities Select Strategy ETF	56,303	$1,958,782
iShares Gold Trust(b)(c)	95,148	1,171,272
iShares Silver Trust(b)(c)	48,107	757,204

		3,887,258

Equity Funds — 49.4%
iShares Edge MSCI Minimum Volatility Global ETF	82,153	6,685,611
iShares Global Infrastructure ETF(d)	80,095	3,625,100
iShares U.S. Real Estate ETF(d)	33,364	2,665,116

		12,975,827

Fixed Income Funds — 35.8%
iShares J.P. Morgan USD Emerging Markets Bond ETF	29,219	3,401,676
iShares U.S. Preferred Stock ETF(d)	154,658	6,002,277

		9,403,953

Total Affiliated Investment Companies — 100.0% (Cost: $24,640,236)		26,267,038

Total Long-Term Investments — 100.0% (Cost: $24,640,236)		26,267,038

Security	Shares	Value
Short-Term Securities — 24.3%

Money Market Funds — 24.3%(a)(e)
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.91%	34,088	$34,088
SL Liquidity Series, LLC, Money Market Series, 1.32%(f)	6,359,842	6,360,478

Total Money Market Funds — 24.3% (Cost: $6,394,566)		6,394,566

Total Short-Term Securities — 24.3% (Cost: $6,394,566)		6,394,566

Total Investments — 124.3% (Cost: $31,034,802)		32,661,604
Liabilities in Excess of Other Assets — (24.3)%		(6,380,126)

Net Assets — 100.0%		$26,281,478

(a)	During the period ended September 30, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliates	Shares Held at 12/31/16	Shares Purchased	Shares Sold	Shares Held at 09/30/17	Value at 09/30/17	Income		Net Realized Gain (Loss)(2)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	139,845	6,743,784	(6,849,541)	34,088	$34,088	$375		$—	$—
SL Liquidity Series, LLC, Money Market Series	99,233	61,271,025	(55,010,416)	6,359,842	6,360,478	9,752	(1)	236	7
iShares Commodities Select Strategy ETF iShares	20,963	39,000	(3,660)	56,303	1,958,782	15,127		6,893	80,119
Edge MSCI Minimum Volatility Global ETF	77,765	14,913	(10,525)	82,153	6,685,611	64,771		15,876	809,021
iShares Edge MSCI USA Momentum Factor ETF	9,528	241	(9,769)	—	—	—		13,673	2,128
iShares Global Infrastructure ETF	—	83,795	(3,700)	80,095	3,625,100	55,851		5,056	407,624
iShares Gold Trust	86,001	44,100	(34,953)	95,148	1,171,272	—		(21,513)	52,926
iShares J.P. Morgan USD Emerging Markets Bond ETF	39,361	13,538	(23,680)	29,219	3,401,676	73,056		37,359	180,182
iShares Silver Trust	37,235	11,872	(1,000)	48,107	757,204	—		(547)	(3,020)
iShares U.S. Preferred Stock ETF	170,216	26,531	(42,089)	154,658	6,002,277	234,300		(37,274)	55,041
iShares U.S. Real Estate ETF	28,544	17,290	(12,470)	33,364	2,665,116	74,723		(17,422)	44,908

					$32,661,604	$527,955		$2,337	$1,628,936

(1)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(2)	Includes net capital gain distributions, if applicable.

(b)	All or a portion of Security is held by a wholly owned subsidiary.
(c)	Non-income producing security.
(d)	Security, or a portion of security, is on loan.
(e)	Annualized 7-day yield as of period end.
(f)	Security was purchased with the cash collateral from loaned securities.

SCHEDULES OF INVESTMENTS	1

Schedule of Investments (continued) September 30, 2017 (unaudited)	BlackRock iShares Alternative Strategies V.I. Fund (Percentages shown are based on Net Assets)

Portfolio Abbreviations
ETF	Exchange Traded Fund
MSCI	Morgan Stanley Commodity Index

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market — corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Long-Term Investments
Affiliated Investment Companies	$26,267,038	$—	$—	$26,267,038
Short-Term Securities	34,088	—	—	34,088

	$26,301,126	$—	$—	$26,301,126

Investments Valued at NAV(a)				6,360,478

Total Investments				$32,661,604

(a)	As of September 30, 2017, certain of the Fund’s investments were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

During the period ended September 30, 2017, there were no transfers between levels.

SCHEDULES OF INVESTMENTS	2

Schedule of Investments September 30, 2017 (unaudited)	BlackRock iShares Dynamic Allocation V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Affiliated Investment Companies — 99.6%(a)

Commodity Funds — 1.4%
iShares Commodities Select Strategy ETF	4,861	$169,114
iShares Gold Trust(b)(c)	9,659	118,902
iShares Silver Trust(b)(c)	4,495	70,751

		358,767

Equity Funds — 65.4%
iShares Core MSCI Emerging Markets ETF	39,200	2,117,584
iShares Core S&P 500 ETF	15,154	3,832,901
iShares Core S&P Mid-Cap ETF	11,589	2,073,272
iShares Core S&P Small-Cap ETF(d)	19,276	1,430,665
iShares Edge MSCI Minimum Volatility Global ETF	7,597	618,244
iShares Edge MSCI Minimum Volatility USA ETF	17,850	898,569
iShares Global Infrastructure ETF(d)	7,337	332,073
iShares MSCI Canada ETF(d)	20,775	601,229
iShares MSCI EAFE ETF(d)	59,373	4,065,863
iShares MSCI EAFE Small-Cap ETF	13,100	812,200
iShares U.S. Real Estate ETF(d)	3,900	311,532

		17,094,132
Fixed Income Funds — 32.8%
iShares 1-3 Year Treasury Bond ETF	20,160	1,702,512
iShares Agency Bond ETF	9,579	1,088,749
iShares iBoxx $ High Yield Corporate Bond ETF(d)	12,198	1,082,694
iShares iBoxx $ Investment Grade Corporate Bond ETF(d)	14,740	1,786,930
iShares J.P. Morgan USD Emerging Markets Bond ETF	2,540	295,707
iShares U.S. Credit Bond ETF(d)	17,839	2,002,071

Security	Shares	Value
Fixed Income Funds (continued)
iShares U.S. Preferred Stock ETF(d)	15,513	$602,060

		8,560,723

Total Affiliated Investment Companies — 99.6% (Cost: $23,564,803)		26,013,622

Total Long-Term Investments — 99.6% (Cost: $23,564,803)		26,013,622

Short-Term Securities — 37.0%

Money Market Funds — 37.0%(e)
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.91%(a)	13,739	13,739
JPMorgan U.S. Treasury Plus Money Market Fund, Agency Class, 0.84%	10,166	10,166
SL Liquidity Series LLC, Money Market Series, 1.32%(a)(f)	9,629,998	9,630,961

Total Money Market Funds — 37.0% (Cost: $9,654,866)		9,654,866

Total Short-Term Securities — 37.0% (Cost: $9,654,866)		9,654,866

Total Investments — 136.6% (Cost: $33,219,669)		35,668,488
Liabilities in Excess of Other Assets — (36.6)%		(9,552,993)

Net Assets — 100.0%		$26,115,495

(a)	During the period ended September 30, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related party of the fund, were as follows:
(b)	All or a portion of Security is held by a wholly owned subsidiary.
(c)	Non-income producing security.
(d)	Security, or a portion of security, is on loan.
(e)	Annualized 7-day yield as of period end.
(f)	Security was purchased with the cash collateral from loaned securities.

Affiliates	Shares Held at 12/31/16	Shares Purchased	Shares Sold	Shares Held at 09/30/17	Value at 09/30/17	Income		Net Realized Gain (Loss)(2)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	64,554	5,979,422	(6,030,237)	13,739	$13,739	$473		$—	$—
SL Liquidity Series, LLC, Money Market Series	5,525,311	131,506,949	(127,402,262)	9,629,998	9,630,961	17,399	(1)	629	(306)
iShares 10+ Year Credit Bond ETF	1,867	—	(1,867)	—	—	—		(212)	1,094
iShares 1-3 Year Treasury Bond ETF	4,800	16,600	(1,240)	20,160	1,702,512	9,084		(546)	(3,381)
iShares Agency Bond ETF	9,129	1,450	(1,000)	9,579	1,088,749	10,105		(1,865)	5,785
iShares CMBS ETF	1,490	—	(1,490)	—	—	524		(639)	1,345
iShares Commodities Select Strategy ETF	2,800	2,061	—	4,861	169,114	1,359		—	8,659
iShares Core MSCI Emerging Markets ETF	—	41,400	(2,200)	39,200	2,117,584	14,436		12,561	286,906
iShares Core S&P 500 ETF	10,569	5,185	(600)	15,154	3,832,901	46,436		5,563	505,206
iShares Core S&P Mid-Cap ETF	6,644	9,080	(4,135)	11,589	2,073,272	19,587		12,803	261,384
iShares Core S&P Small-Cap ETF	6,328	13,438	(490)	19,276	1,430,665	11,878		6,367	250,907

1	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (continued) September 30, 2017 (unaudited)	BlackRock iShares Dynamic Allocation V.I. Fund (Percentages shown are based on Net Assets)

Affiliates	Shares Held at 12/31/16	Shares Purchased	Shares Sold	Shares Held at 09/30/17	Value at 09/30/17	Income	Net Realized Gain (Loss)(2)	Change in Unrealized Appreciation (Depreciation)
iShares Core S&P U.S. Value ETF	—	28,712	(28,712)	—	$—	$6,270	$11,105	$—
iShares Edge MSCI Minimum Volatility Emerging Markets ETF	3,300	—	(3,300)	—	—	—	(8,623)	14,309
iShares Edge MSCI Minimum Volatility Global ETF	14,267	400	(7,070)	7,597	618,244	6,205	(5,202)	85,875
iShares Edge MSCI Minimum Volatility USA ETF	—	18,050	(200)	17,850	898,569	9,830	358	59,681
iShares Edge MSCI USA Momentum Factor ETF	5,100	—	(5,100)	—	—	—	6,865	1,306
iShares Global Infrastructure ETF	—	7,337	—	7,337	332,073	5,325	—	37,533
iShares Gold Trust	15,184	5,025	(10,550)	9,659	118,902	—	(6,861)	5,977
iShares iBoxx $ High Yield Corporate Bond ETF	5,548	6,750	(100)	12,198	1,082,694	29,655	(22)	33,349
iShares iBoxx $ Investment Grade Corporate
Bond ETF	7,540	8,600	(1,400)	14,740	1,786,930	29,481	(689)	65,859
iShares J.P. Morgan USD Emerging Markets Bond ETF	7,270	570	(5,300)	2,540	295,707	7,564	(1,349)	18,815
iShares MBS ETF	9,464	200	(9,664)	—	—	4,162	(13,782)	19,396
iShares MSCI Canada ETF	7,625	13,150	—	20,775	601,229	4,343	—	67,458
iShares MSCI EAFE ETF	35,923	36,450	(13,000)	59,373	4,065,863	71,638	22,302	577,863
iShares MSCI EAFE Small-Cap ETF	—	13,100	—	13,100	812,200	10,001	—	102,318
iShares Russell 1000 ETF	17,587	300	(17,887)	—	—	5,045	297,156	(237,361)
iShares Silver Trust	6,506	1,254	(3,265)	4,495	70,751	—	(2,096)	493
iShares TIPS Bond ETF	1,894	1,630	(3,524)	—	—	547	7,091	(1,427)
iShares U.S. Credit Bond ETF	16,517	3,222	(1,900)	17,839	2,002,071	35,884	(4,909)	64,910
iShares U.S. Preferred Stock ETF	30,613	500	(15,600)	15,513	602,060	23,383	(25,604)	10,837
iShares U.S. Real Estate ETF	5,100	900	(2,100)	3,900	311,532	7,923	(4,998)	2,385
iShares U.S. Treasury Bond ETF	35,580	1,600	(37,180)	—	—	—	3,476	892

					$35,658,322	$388,537	$308,879	$2,248,067

(1)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(2)	Includes net capital gain distributions, if applicable.

Portfolio Abbreviation
ETF	Exchange Traded Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

2	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (continued) September 30, 2017 (unaudited)	BlackRock iShares Dynamic Allocation V.I. Fund (Percentages shown are based on Net Assets)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified with in Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors.

Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Long-Term Investments
Affiliated Investment Companies	$26,013,622	$—	$—	$26,013,622
Short-Term Securities	23,905	—	—	23,905

	$26,037,527	$—	$—	$26,037,527

Investments Valued at NAV(a)				9,630,961

Total Investments				$35,668,488

(a)	As of September 30, 2017, certain of the Fund’s investments were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

During the period ended September 30, 2017, there were no transfers between levels.

SCHEDULES OF INVESTMENTS	3

Schedule of Investments September 30, 2017 (Unaudited)	BlackRock iShares Dynamic Fixed Income V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Affiliated Investment Companies — 100.0%

Fixed Income Funds — 100.0%(a)
iShares 1-3 Year Treasury Bond ETF	50,096	$4,230,607
iShares Agency Bond ETF	24,645	2,801,151
iShares iBoxx $ High Yield Corporate Bond ETF	30,848	2,738,068
iShares iBoxx $ Investment Grade Corporate Bond ETF(b)	36,600	4,437,018
iShares U.S. Credit Bond ETF(b)	43,622	4,895,697

Total Affiliated Investment Companies — 100.0% (Cost: $18,772,146)		19,102,541

Total Long-Term Investments — 100.0% (Cost: $18,772,146)		19,102,541

Security	Shares	Value
Short-Term Securities — 23.8%

Money Market Funds — 23.8%(a)(c)(d)
SL Liquidity Series, LLC, Money Market Series, 1.32%	4,549,139	$4,549,594

Total Money Market Funds — 23.8% (Cost: $4,549,594)		4,549,594
Total Short-Term Securities — 23.8% (Cost: $4,549,594)		4,549,594

Total Investments — 123.8% (Cost: $23,321,740)		23,652,135
Liabilities in Excess of Other Assets — (23.8)%		(4,552,496)

Net Assets — 100.0%		$19,099,639

(a)	During the period ended September 30, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund, were as follows:

Affiliates	Shares Held at 12/31/16	Shares Purchased	Shares Sold	Shares Held at 09/30/17	Value at 09/30/17	Income		Net Realized (Loss)(1)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	50,671	—	(50,671)	—	$—	$289		$—	$—
iShares 10+ Year Credit Bond ETF	2,644	—	(2,644)	—	—	—		(299)	1,549
iShares 1-3 Year Treasury Bond ETF	11,043	48,683	(9,630)	50,096	4,230,607	26,196		(3,623)	(5,818)
iShares Agency Bond ETF	20,567	4,678	(600)	24,645	2,801,151	29,703		(755)	(400)
iShares CMBS ETF	3,017	—	(3,017)	—	—	990		(1,356)	2,751
iShares iBoxx $ High Yield Corporate Bond ETF	12,948	21,140	(3,240)	30,848	2,738,068	86,475		3,327	96,805
iShares iBoxx $ Investment Grade Corporate Bond ETF	17,126	26,944	(7,470)	36,600	4,437,018	258,644		(378)	127,456
iShares MBS ETF	21,583	—	(21,583)	—	—	10,214		(37,655)	51,711
iShares TIPS Bond ETF	4,125	—	(4,125)	—	—	1,417		14,081	(171)
iShares U.S. Credit Bond ETF	36,344	8,873	(1,595)	43,622	4,895,697	104,498		(4,575)	112,353
iShares U.S. Treasury Bond ETF	80,879	—	(80,879)	—	—	—		(14,746)	24,286
SL Liquidity Series, LLC, Money Market Series	3,328,792	94,068,256	(92,847,909)	4,549,139	4,549,594	15	(2)	(371)	—

Total					$23,652,135	$518,441		$(46,350)	$410,522

(1)	Includes net capital gain distributions, if applicable.
(2)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(b)	Security, or a portion of security, is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	Security was purchased with the cash collateral from loaned securities.

Portfolio Abbreviation

ETF	Exchange Traded Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market — corroborated inputs)

SCHEDULES OF INVESTMENTS	1

Schedule of Investments (continued) September 30, 2017 (Unaudited)	BlackRock iShares Dynamic Fixed Income V.I. Fund (Percentages shown are based on Net Assets)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Long-Term Investments
Affiliated Investment Companies	$19,102,541	$—	$—	$19,102,541

	$19,102,541	$—	$—	$19,102,541

Investments Valued at NAV(a)				4,549,594

Total Investments				$23,652,135

(a)	As of September 30, 2017, certain of the Fund’s investments were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

During the period ended September 30, 2017, there were no transfers between levels.

2	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments September 30, 2017 (Unaudited)	BlackRock iShares Equity Appreciation V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Affiliated Investment Companies — 99.9%

Equity Funds — 99.9%(a)
iShares Core MSCI Emerging Markets ETF	45,558	$2,461,043
iShares Core S&P 500 ETF	18,195	4,602,061
iShares Core S&P Mid-Cap ETF	13,857	2,479,017
iShares Core S&P Small-Cap ETF(b)	22,657	1,681,603
iShares Edge MSCI Minimum Volatility USA ETF	21,234	1,068,920
iShares MSCI Canada ETF(b)	23,357	675,952
iShares MSCI EAFE ETF(b)	69,847	4,783,123
iShares MSCI EAFE Small-Cap ETF	15,500	961,000

Total Affiliated Investment Companies — 99.9% (Cost: $16,239,465)		18,712,719

Total Long-Term Investments — 99.9% (Cost: $16,239,465)		18,712,719

Security	Shares		Value
Short-Term Securities — 35.2%

Money Market Funds — 35.2%(c)
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.91%(a)	USD	38,862	$38,862
JPMorgan US Treasury Plus Money Market Fund, Agency Class, 0.84%		6,777	6,777
SL Liquidity Series LLC, Money Market Series, 1.32%(a)(d)		6,540,854	6,541,508

Total Money Market Funds — 35.2% (Cost: $6,587,147)			6,587,147

Total Short-Term Securities — 35.2% (Cost: $6,587,147)			6,587,147

Total Investments — 135.1% (Cost: $22,826,612)			25,299,866
Liabilities in Excess of Other Assets — (35.1)%			(6,578,637)

Net Assets — 100.0%			$18,721,229

(a)	During the period ended September 30, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliates	Shares Held at 12/31/16	Shares Purchased	Shares Sold	Shares Held at 09/30/17	Value at 09/30/17	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	167,372	5,110,153	(5,238,663)	38,862	$38,862	422		—	$—
SL Liquidity Series, LLC, Money Market Series	4,742,241	117,761,941	(115,963,328)	6,540,854	6,541,508	8,291	(1)	1,361	(151)
iShares Core MSCI Emerging Markets ETF	13,608	35,750	(3,800)	45,558	2,461,043	16,856		28,421	370,041
iShares Core S&P 500 ETF	12,333	7,112	(1,250)	18,195	4,602,061	40,282		10,889	558,298
iShares Core S&P Mid-Cap ETF	8,825	9,812	(4,780)	13,857	2,479,017	15,274		1,058	314,393
iShares Core S&P Small-Cap ETF	8,312	15,225	(880)	22,657	1,681,603	9,504		(471)	307,205
iShares Core S&P U.S. Value ETF	—	34,518	(34,518)	—	—	7,178		10,326	—
iShares Edge MSCI Minimum Volatility Emerging Markets ETF	5,315	—	(5,315)	—	—	—		(11,204)	20,361
iShares Edge MSCI Minimum Volatility USA ETF	—	21,734	(500)	21,234	1,068,920	9,998		347	70,206
iShares Edge MSCI USA Momentum Factor ETF	4,774	—	(4,774)	—	—	—		6,422	1,226
iShares MSCI Canada ETF	11,257	14,600	(2,500)	23,357	675,952	5,264		8,823	76,259
iShares MSCI EAFE ETF	51,124	36,473	(17,750)	69,847	4,783,123	84,139		7,267	658,154
iShares MSCI EAFE Small-Cap ETF	—	15,600	(100)	15,500	961,000	11,564		227	118,697
iShares Russell 1000 ETF	24,511	1,386	(25,897)	—	—	5,884		343,147	(271,256)

					$25,293,089	$214,656		$406,613	$2,223,433

(1)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(b)	Security, or a portion of security, is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	Security was purchased with the cash collateral from loaned securities.

SCHEDULES OF INVESTMENTS	1

Schedule of Investments (continued) September 302017 (Unaudited)	BlackRock iShares Equity Appreciation V.I. Fund (Percentages shown are based on Net Assets)

Portfolio Abbreviation

ETF	Exchange Traded Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Long-Term Investments
Affiliate Investment Companies	$18,712,719	—	—	$18,712,719
Short-Term Securities
Money Market Funds	—	45,639	—	45,639

	$18,712,719	$45,639	—	$18,758,358

Investments Valued at NAV(a)	—		—	6,541,508

Total Investments				$25,299,866

(a)	As of September 30, 2017, certain of the Fund’s investments were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

During the period ended September 30, 2017, there were no transfers between levels.

2	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments September 30, 2017 (unaudited)	BlackRock Large Cap Focus Growth V.I. Fund (Percentages shown are based on Net Assets) (Formerly BlackRock Large Cap Growth V.I. Fund)

Security	Shares	Value
Common Stocks — 92.7%

Airlines — 1.3%
Southwest Airlines Co.	34,402	$1,925,824

Banks — 4.5%
Bank of America Corp.	104,027	2,636,044
First Republic Bank	22,791	2,380,748
US Bancorp	30,137	1,615,042

		6,631,834
Beverages — 4.3%
Constellation Brands, Inc., Class A	21,400	4,268,230
Dr Pepper Snapple Group, Inc.	23,099	2,043,568

		6,311,798
Biotechnology — 5.3%(a)
Alexion Pharmaceuticals, Inc.	39,884	5,595,327
Vertex Pharmaceuticals, Inc.	14,256	2,167,482

		7,762,809
Building Products — 0.5%
JELD-WEN Holding, Inc.(a)	18,819	668,451

Diversified Financial Services — 1.9%
Berkshire Hathaway, Inc., Class B(a)	15,217	2,789,580

Electrical Equipment — 1.5%
Acuity Brands, Inc.	12,950	2,218,076

Energy Equipment & Services — 1.9%
Halliburton Co.	59,397	2,734,044

Equity Real Estate Investment Trusts (REITs) — 0.9%
Equinix, Inc.	2,784	1,242,499

Health Care Equipment & Supplies — 1.3%
Boston Scientific Corp.(a)	64,125	1,870,526

Health Care Providers & Services — 5.6%
Centene Corp.(a)	15,936	1,542,127
UnitedHealth Group, Inc	34,079	6,674,372

		8,216,499
Hotels, Restaurants & Leisure — 2.3%
Domino’s Pizza Enterprises Ltd.	24,878	896,308
Domino’s Pizza, Inc.	12,718	2,525,159

		3,421,467
Internet & Direct Marketing Retail — 14.3%(a)
Amazon.com, Inc.(b)	12,544	12,059,174
Netflix, Inc.	21,473	3,894,129
Priceline Group, Inc. (The)	2,653	4,857,165

		20,810,468
Internet Software & Services — 15.0%
Alibaba Group Holding Ltd., ADR(a)	6,745	1,164,929
Alphabet, Inc., Class A(a)	5,367	5,225,955
Alphabet, Inc., Class C(a)	5,275	5,059,305
Facebook, Inc., Class A(a)	32,839	5,611,200
Tencent Holdings Ltd.	110,346	4,824,404

		21,885,793
IT Services — 5.6%
Global Payments, Inc.	13,772	1,308,753
PayPal Holdings, Inc.(a)	19,387	1,241,350
Visa, Inc., Class A(b)	52,722	5,548,463

		8,098,566

Security	Shares	Value
Life Sciences Tools & Services — 1.3%
Illumina, Inc.(a)	9,393	$1,871,086

Media — 1.7%
Comcast Corp., Class A	64,995	2,501,008

Pharmaceuticals — 1.5%
Zoetis, Inc.	33,212	2,117,597

Professional Services — 1.6%
Equifax, Inc.	22,680	2,403,853

Semiconductors & Semiconductor Equipment — 5.9%
ASML Holding NV, NYRS	12,552	2,148,902
Broadcom Ltd.	7,302	1,771,027
NVIDIA Corp.	14,056	2,512,791
Teradyne, Inc.	59,298	2,211,223

		8,643,943
Software — 13.9%
Activision Blizzard, Inc.	26,850	1,732,094
Adobe Systems, Inc.(a)	17,040	2,542,027
Autodesk, Inc.(a)	28,445	3,193,236
Electronic Arts, Inc.(a)	12,403	1,464,298
Microsoft Corp.	127,539	9,500,380
Zendesk, Inc.(a)(b)	61,263	1,783,366

		20,215,401
Specialty Retail — 3.9%
Home Depot, Inc. (The)	20,305	3,321,086
Ulta Beauty, Inc.(a)	10,688	2,416,129

		5,737,215
Technology Hardware, Storage & Peripherals — 2.8%
Apple, Inc.	26,534	4,089,420

Total Common Stocks — 98.8% (Cost: $114,574,992)		144,167,757

Total Long-Term Investments — 98.8% (Cost: $114,574,992)		144,167,757

Short-Term Securities — 7.8%

Money Market Funds — 7.8%(c)(d)
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.91%	3,897,370	3,897,370
SL Liquidity Series, LLC, Money Market Series, 1.32%(e)	7,294,001	7,294,730

Total Money Market Funds — 7.8% (Cost: $11,192,100)		11,192,100

Total Short-Term Securities — 7.8% (Cost: $11,192,100)		11,192,100

Total Investments — 106.6% (Cost: $125,767,092)		155,359,857
Liabilities in Excess of Other Assets — (6.6)%		(9,490,294)

Net Assets — 100.0%		$145,869,563

SCHEDULES OF INVESTMENTS	1

Schedule of Investments (continued) September 30, 2017 (unaudited)	BlackRock Large Cap Focus Growth V.I. Fund (Percentages shown are based on Net Assets) (Formerly BlackRock Large Cap Growth V.I. Fund)

(a)	Non-income producing security.
(b)	Security, or a portion of security, is on loan.
(c)	During the period ended September 30, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliates	Shares Held at 12/31/16	Net Activity	Shares Held at 09/30/17	Value at 09/30/17	Net Realized Gain (Loss)(1)	Change in Unrealized Depreciation	Income
BlackRock Liquidity Funds, T-Fund, Institutional Class	4,472,371	(575,001)	3,897,370	$3,897,370	$—	$—	$15,149
SL Liquidity Series, LLC, Money Market Series	1,044,082	6,249,919	7,294,001	7,294,730	(509)	(579)	30,144	(2)

				$11,192,100	$(509)	$(579)	$45,293

(1)	Includes net capital gain distributions, if applicable.
(2)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(d)	Annualized 7-day yield as of period end.
(e)	Security was purchased with the cash collateral from loaned securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Portfolio Abbreviations

ADR	American Depositary Receipts
NYRS	New York Registered Shares

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors.

2	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (continued) September 30, 2017 (unaudited)	BlackRock Large Cap Focus Growth V.I. Fund (Percentages shown are based on Net Assets) (Formerly BlackRock Large Cap Growth V.I. Fund)

Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Long-Term Investments
Common Stocks
Airlines	$1,925,824	$—	$—	$1,925,824
Banks	6,631,834	—	—	6,631,834
Beverages	6,311,798	—	—	6,311,798
Biotechnology	7,762,809	—	—	7,762,809
Building Products	668,451	—	—	668,451
Diversified Financial Services	2,789,580	—	—	2,789,580
Electrical Equipment	2,218,076	—	—	2,218,076
Energy Equipment & Services	2,734,044	—	—	2,734,044
Equity Real Estate Investment Trusts (REITs)	1,242,499	—	—	1,242,499
Health Care Equipment & Supplies	1,870,526	—	—	1,870,526
Health Care Providers & Services	8,216,499	—	—	8,216,499
Hotels, Restaurants & Leisure	2,525,159	896,308	—	3,421,467
Internet & Direct Marketing Retail	20,810,468	—	—	20,810,468
Internet Software & Services	17,061,389	4,824,404	—	21,885,793
IT Services	8,098,566	—	—	8,098,566
Life Sciences Tools & Services	1,871,086	—	—	1,871,086
Media	2,501,008	—	—	2,501,008
Pharmaceuticals	2,117,597	—	—	2,117,597
Professional Services	2,403,853	—	—	2,403,853
Semiconductors & Semiconductor Equipment	8,643,943	—	—	8,643,943
Software	20,215,401	—	—	20,215,401
Specialty Retail	5,737,215	—	—	5,737,215
Technology Hardware, Storage & Peripherals	4,089,420	—	—	4,089,420
Short-Term Securities	3,897,370	—	—	3,897,370

	$142,344,415	$5,720,712	$—	$148,065,127

Investments Valued at NAV(a)				7,294,730

Total Investments				$155,359,857

(a)	As of September 30, 2017, certain of the Fund’s investments were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

During the period ended September 30, 2017, there were no transfers between levels.

SCHEDULES OF INVESTMENTS	3

Schedule of Investments September 30, 2017 (unaudited)	BlackRock Managed Volatility V.I. Fund (Percentages shown are based on Net Assets)

Security		Par (000)/Shares	Value
Asset-Backed Securities — 0.2%(a)
CWABS, Inc. Asset-Backed Certificates Trust, Series 2004-5, Class A, 2.14%, 10/25/34	USD	7	$7,091
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-HE1, Class A2MZ, 1.84%, 12/25/34		8	7,525
Structured Asset Investment Loan Trust, Series 2004-8, Class M4, 2.74%, 09/25/34		9	8,797
Structured Asset Securities Corp. Mortgage Pass- Through Certificates, Series 2004-23XS, Class 2A1, 1.54%, 01/25/35		8	7,582

Total Asset-Backed Securities — 0.2% (Cost: $32,050)			30,995

Investment Companies — 65.4%
iShares 1-3 Year Credit Bond Fund(b)		15,923	1,677,488
iShares 3-7 Year Treasury Bond Fund(b)		6,491	801,704
iShares Core U.S. Aggregate Bond Fund(b)		17,278	1,893,496
iShares MSCI EAFE ETF(b)		21,263	1,456,090
SPDR Bloomberg Barclays International Treasury Bond Fund		136,622	3,837,712

Total Investment Companies — 65.4% (Cost: $9,884,517)			9,666,490

Security		Par (000)/Shares	Value
Non-Agency Mortgage-Backed Securities — 0.3%(a)
Collateralized Mortgage Obligations — 0.3%
Alternative Loan Trust, Series 2007-22, Class 2A16, 6.50%, 09/25/37	USD	24	$17,061
Credit Suisse Mortgage Capital Certificates, Series 2011-2R, Class 2A1, 3.32%, 07/27/36(a) (c)		2	1,860
CSMC, Series 2011-5R, Class 2A1, 3.25%, 08/27/46(a)(c)		16	16,162
Impac Secured Assets Corp., Series 2004-3, Class 1A4, 2.04%, 11/25/34(a)		2	1,995

			37,078
Total Non-Agency Mortgage-Backed Securities — 0.3% (Cost: $37,169)			37,078

Total Long-Term Investments — 65.9% (Cost: $9,953,736)			9,734,563

Short-Term Securities — 19.9%
Money Market Funds — 19.9%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.91%(b)(d)		2,948,145	2,948,145

Total Money Market Funds — 19.9% (Cost: $2,948,145)			2,948,145
Total Investments — 85.8% (Cost: $12,901,881)			12,682,708
Other Assets Less Liabilities — 14.2%			2,099,198

Net Assets — 100.0%			$14,781,906

(a)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(b)	During the period ended September 30, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the fund were as follows:

Affiliates	Shares Held at 12/31/16	Net Activity	Shares Held at 09/30/17	Value at 09/30/17	Income		Net Realized Gain (Loss)(1)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	5,383,858	(2,435,713)	2,948,145	$2,948,145	$34,796		$—	$—
SL Liquidity Series, LLC, Money Market Series	3,789,314	(3,789,314)	—	—	2,223	(2)	(383)	378
iShares 1-3 Year Credit Bond Fund	15,923	—	15,923	1,677,488	18,031		—	(1,400)
iShares 3-7 Year Treasury Bond Fund	6,491	—	6,491	801,703	7,737		—	1,156
iShares Core U.S. Aggregate Bond Fund	17,278	—	17,278	1,893,496	31,355		—	(23,253)
iShares MSCI EAFE ETF	21,263	—	21,263	1,456,090	22,576		—	77,457

				$8,776,922	$116,718		$(383)	$54,338

(1)	Includes net capital gain distributions, if applicable.
(2)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Annualized 7-day yield as of period end.

SCHEDULE OF INVESTMENTS	1

Schedule of Investments (continued) September 30, 2017 (unaudited)	BlackRock Managed Volatility V.I. Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
CAC 40 10 Euro Index	4	October 2017	$252	$6,355
Nikkei 225 Index	8	December 2017	$1,448	70,104
Australia 3 Year Bond	52	December 2017	$4,529	(17,410)
DAX Index	1	December 2017	$378	7,618

				66,667

Short Contracts
Euro-Bobl	(17)	December 2017	$(2,636)	8,905
Euro-Buxl	(2)	December 2017	$(386)	5,800
EURO STOXX 50 Index	(18)	December 2017	$(761)	(17,106)
S&P 500 E-Mini Index	(3)	December 2017	$(377)	(4,554)
U.S. Treasury 10 Year Note	(11)	December 2017	$(1,378)	19,886
U.S. Treasury Ultra Bond	(7)	December 2017	$(1,156)	33,505
U.S. Treasury 5 Year Note	(17)	December 2017	$(1,998)	18,056

				64,492

Total				$131,159

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	239,820	AUD	300,000	Deutsche Bank AG	12/20/17	$4,718
USD	358,111	AUD	448,000	Morgan Stanley Co., Inc.	12/20/17	7,026
USD	376,331	CAD	458,000	Deutsche Bank AG	12/20/17	9,084
USD	131,978	CHF	126,000	Deutsche Bank AG	12/20/17	1,150
USD	49,771	DKK	307,846	Barclays Bank plc	12/20/17	643
USD	2,635,004	EUR	2,192,000	Deutsche Bank AG	12/20/17	32,661
USD	681,521	GBP	500,000	Deutsche Bank AG	12/20/17	9,865
USD	2,295,325	JPY	253,148,000	Deutsche Bank AG	12/20/17	36,669
USD	39,536	MXN	710,000	Barclays Bank plc	12/20/17	1,038
USD	58,939	SEK	467,000	Barclays Bank plc	12/20/17	1,331

						104,185

USD	45,205	HKD	352,493	Barclays Bank plc	12/20/17	(10)

Net Unrealized Appreciation						$104,175

OTC Total Return Swaps

Reference Entity	Fixed Amount Paid / (Received) by the Fund	Counterparty	Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Taiwan Capitalization Future October 2017
Weighted Stock Index	TWD 6,344,178	Bank of America NA	10/18/2017	TWD 6,334	$4,728	$—	$4,728
KOSPI 200 Index Future December 2017	KRW 233,503,275	Bank of America NA	12/14/2017	KRW 233,503	(4,133)	—	(4,133)

					$595	$—	$595

Currency

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
SEK	Swedish Krona
TWD	Taiwan Dollar

2	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (continued) September 30, 2017 (unaudited)	BlackRock Managed Volatility V.I. Fund

Portfolio Abbreviations — Fixed Income

ABS	Asset-Backed Security
ETF	Exchange-Traded Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instrument. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instrument)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Long-Term Investments
Asset-Backed Securities	$—	$30,995	$—	$30,995
Investment Companies	9,666,490	—	—	9,666,490
Non-Agency Mortgage-Backed Securities	—	37,078	—	37,078
Short-Term Securities	2,948,145	—	—	2,948,145

	$12,614,635	$68,073	$—	$12,682,708

Derivative Financial Instruments(a)
Assets:
Equity contracts	$84,077	$4,728	$—	$88,805
Foreign currency exchange contracts	—	104,185	—	104,185
Interest rate contracts	86,152	—	—	86,152
Liabilities:
Equity contracts	(21,660)	(4,133)	—	(25,793)
Foreign currency exchange contracts	—	(10)	—	(10)
Interest rate contracts	(17,410)	—	—	(17,410)

Total	$131,159	$104,770	$—	$235,929

(a)	Derivative financial instruments are futures contracts, forward foreign currency exchange contracts and swaps. Futures contracts, forward foreign currency exchange contracts and swaps are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended September 30, 2017, there were no transfers between levels.

SCHEDULE OF INVESTMENTS	3

Schedule of Investments September 30, 2017 (unaudited)	BlackRock S&P 500 Index V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 99.5%

Aerospace & Defense — 2.5%
Arconic, Inc.	3,842	$95,589
Boeing Co. (The)	5,500	1,398,155
General Dynamics Corp.	2,757	566,784
L3 Technologies, Inc.	782	147,352
Lockheed Martin Corp.	2,480	769,519
Northrop Grumman Corp.	1,724	496,029
Raytheon Co.	2,873	536,044
Rockwell Collins, Inc.	1,608	210,182
Textron, Inc.	2,620	141,166
TransDigm Group, Inc.	478	122,201
United Technologies Corp	7,354	853,652

		5,336,673
Air Freight & Logistics — 0.7%
CH Robinson Worldwide, Inc.(a)	1,388	105,627
Expeditors International of Washington, Inc.	1,789	107,089
FedEx Corp.	2,449	552,445
United Parcel Service, Inc., Class B	6,818	818,774

		1,583,935
Airlines — 0.5%
Alaska Air Group, Inc.	1,242	94,727
American Airlines Group, Inc.	4,291	203,779
Delta Air Lines, Inc.	6,594	317,963
Southwest Airlines Co.	5,451	305,147
United Continental Holdings, Inc.(b)	2,560	155,853

		1,077,469
Auto Components — 0.2%
BorgWarner, Inc.	2,019	103,433
Delphi Automotive plc	2,642	259,973
Goodyear Tire & Rubber Co. (The)	2,543	84,555

		447,961
Automobiles — 0.5%
Ford Motor Co.	38,717	463,442
General Motors Co.	12,983	524,254
Harley-Davidson, Inc.(a)	1,689	81,427

		1,069,123
Banks — 6.4%
Bank of America Corp.	97,132	2,461,325
BB&T Corp.	8,000	375,520
Citigroup, Inc.	26,971	1,961,871
Citizens Financial Group, Inc.	4,956	187,684
Comerica, Inc	1,725	131,548
Fifth Third Bancorp	7,293	204,058
Huntington Bancshares, Inc.	10,834	151,243
JPMorgan Chase & Co.	34,835	3,327,091
KeyCorp	10,811	203,463
M&T Bank Corp.	1,504	242,204
People’s United Financial, Inc.	3,016	54,710
PNC Financial Services Group, Inc. (The)(c)	4,744	639,349
Regions Financial Corp.	12,109	184,420
SunTrust Banks, Inc.	4,751	283,967
US Bancorp	15,731	843,024
Wells Fargo & Co.	44,225	2,439,009
Zions BanCorp	2,007	94,690

		13,785,176
Beverages — 2.0%
Brown-Forman Corp., Class B	1,829	99,315
Coca-Cola Co. (The)	38,001	1,710,425
Constellation Brands, Inc., Class A	1,702	339,464

Security	Shares	Value
Beverages (continued)
Dr Pepper Snapple Group, Inc.	1,799	$159,157
Molson Coors Brewing Co., Class B	1,824	148,911
Monster Beverage Corp.(a)(b)	4,068	224,757
PepsiCo, Inc.	14,141	1,575,732

		4,257,761
Biotechnology — 3.2%
AbbVie, Inc.	15,780	1,402,211
Alexion Pharmaceuticals, Inc.(b)	2,209	309,901
Amgen, Inc.	7,223	1,346,728
Biogen, Inc.(b)	2,093	655,360
Celgene Corp.(b)	7,745	1,129,376
Gilead Sciences, Inc.	12,928	1,047,427
Incyte Corp.(b)	1,716	200,326
Regeneron Pharmaceuticals, Inc.(b)	757	338,470
Vertex Pharmaceuticals, Inc.(b)	2,488	378,275

		6,808,074
Building Products — 0.4%
Allegion plc	940	81,282
AO Smith Corp.	1,489	88,491
Fortune Brands Home & Security, Inc.	1,531	102,929
Johnson Controls International plc	9,230	371,877
Masco Corp.	3,154	123,038

		767,617
Capital Markets — 3.0%
Affiliated Managers Group, Inc.	562	106,684
Ameriprise Financial, Inc.	1,484	220,389
Bank of New York Mellon Corp. (The)	10,227	542,236
BlackRock, Inc.(c)	1,224	547,238
CBOE Holdings, Inc.	1,116	120,115
Charles Schwab Corp. (The)	11,798	516,045
CME Group, Inc.	3,416	463,483
E*TRADE Financial Corp.(b)	2,741	119,535
Franklin Resources, Inc.	3,257	144,969
Goldman Sachs Group, Inc. (The)	3,562	844,871
Intercontinental Exchange, Inc.	5,940	408,078
Invesco Ltd.	4,056	142,122
Moody’s Corp.	1,675	233,177
Morgan Stanley	13,999	674,332
Nasdaq, Inc.	1,169	90,679
Northern Trust Corp.	2,182	200,591
Raymond James Financial, Inc.	1,276	107,605
S&P Global, Inc.	2,544	397,653
State Street Corp.	3,571	341,173
T. Rowe Price Group, Inc.(a)	2,456	222,636

		6,443,611
Chemicals — 2.2%
Air Products & Chemicals, Inc.	2,171	328,299
Albemarle Corp.	1,094	149,123
CF Industries Holdings, Inc.	2,227	78,301
DowDuPont, Inc.	23,097	1,599,005
Eastman Chemical Co.	1,434	129,763
Ecolab, Inc.	2,578	331,556
FMC Corp.	1,328	118,604
International Flavors & Fragrances, Inc.	802	114,614
LyondellBasell Industries NV, Class A	3,213	318,248
Monsanto Co.	4,349	521,097
Mosaic Co. (The)	3,474	75,004
PPG Industries, Inc.	2,539	275,888
Praxair, Inc.	2,833	395,883
Sherwin-Williams Co. (The)	804	287,864

		4,723,249

SCHEDULE OF INVESTMENTS	1

Schedule of Investments (continued) September 30, 2017 (unaudited)	BlackRock S&P 500 Index V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Commercial Services & Supplies — 0.3%
Cintas Corp.	857	$123,648
Republic Services, Inc.	2,267	149,758
Stericycle, Inc.(b)	832	59,588
Waste Management, Inc.	4,008	313,706

		646,700
Communications Equipment — 1.0%
Cisco Systems, Inc.	49,497	1,664,584
F5 Networks, Inc.(b)	629	75,832
Harris Corp.	1,186	156,172
Juniper Networks, Inc.	3,838	106,812
Motorola Solutions, Inc.	1,610	136,641

		2,140,041
Construction & Engineering — 0.1%
Fluor Corp.	1,425	59,992
Jacobs Engineering Group, Inc.	1,200	69,924
Quanta Services, Inc.(b)	1,515	56,616

		186,532
Construction Materials — 0.1%
Martin Marietta Materials, Inc.	622	128,275
Vulcan Materials Co.	1,309	156,557

		284,832
Consumer Finance — 0.7%
American Express Co.	7,263	657,011
Capital One Financial Corp.	4,788	405,352
Discover Financial Services	3,686	237,673
Navient Corp.	2,895	43,483
Synchrony Financial	7,401	229,801

		1,573,320
Containers & Packaging — 0.4%
Avery Dennison Corp.	856	84,179
Ball Corp.(a)	3,474	143,476
International Paper Co.	4,087	232,224
Packaging Corp. of America	952	109,176
Sealed Air Corp.	1,881	80,356
WestRock Co.	2,514	142,619

		792,030
Distributors — 0.1%
Genuine Parts Co.	1,468	140,414
LKQ Corp.(b)	3,046	109,626

		250,040
Diversified Consumer Services — 0.0%
H&R Block, Inc.	2,021	53,516

Diversified Financial Services — 1.7%
Berkshire Hathaway, Inc., Class B(b)	19,048	3,491,879
Leucadia National Corp.	3,144	79,386

		3,571,265
Diversified Telecommunication Services — 2.2%
AT&T, Inc.	60,782	2,380,831
CenturyLink, Inc.(a)	5,540	104,706
Level 3 Communications, Inc.(b)	2,918	155,500
Verizon Communications, Inc.	40,383	1,998,555

		4,639,592
Electric Utilities — 1.9%
Alliant Energy Corp.	2,268	94,281
American Electric Power Co., Inc.	4,869	341,999
Duke Energy Corp.	6,928	581,398
Edison International	3,225	248,873
Entergy Corp.	1,800	137,448

Security	Shares	Value
Electric Utilities (continued)
Eversource Energy	3,201	$193,468
Exelon Corp.	9,267	349,088
FirstEnergy Corp.	4,337	133,710
NextEra Energy, Inc.	4,634	679,113
PG&E Corp.	5,106	347,667
Pinnacle West Capital Corp.	1,133	95,806
PPL Corp.	6,848	259,882
Southern Co. (The)	9,894	486,191
Xcel Energy, Inc.	5,026	237,830

		4,186,754
Electrical Equipment — 0.5%
Acuity Brands, Inc.	417	71,424
AMETEK, Inc.	2,305	152,222
Eaton Corp. plc	4,403	338,107
Emerson Electric Co.	6,336	398,154
Rockwell Automation, Inc.	1,271	226,505

		1,186,412
Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp., Class A	3,024	255,951
Corning, Inc.	8,941	267,515
FLIR Systems, Inc.	1,378	53,618
TE Connectivity Ltd.	3,498	290,544

		867,628
Energy Equipment & Services — 0.8%
Baker Hughes a GE Co.	4,237	155,159
Halliburton Co.	8,591	395,444
Helmerich & Payne, Inc.(a)	1,085	56,539
National Oilwell Varco, Inc.(a)	3,830	136,846
Schlumberger Ltd.(a)	13,755	959,549
TechnipFMC plc(b)	4,348	121,396

		1,824,933
Equity Real Estate Investment Trusts (REITs) — 2.9%
Alexandria Real Estate Equities, Inc.	900	107,073
American Tower Corp.	4,249	580,753
Apartment Investment & Management Co., Class A	1,610	70,615
AvalonBay Communities, Inc.	1,367	243,900
Boston Properties, Inc.	1,528	187,761
Crown Castle International Corp.	4,022	402,119
Digital Realty Trust, Inc.	2,026	239,736
Duke Realty Corp.	3,591	103,493
Equinix, Inc.	771	344,097
Equity Residential	3,636	239,721
Essex Property Trust, Inc.	653	165,882
Extra Space Storage, Inc.(a)	1,285	102,697
Federal Realty Investment Trust	737	91,543
GGP, Inc.(a)	5,754	119,511
HCP, Inc.	4,689	130,495
Host Hotels & Resorts, Inc.	7,324	135,421
Iron Mountain, Inc.	2,399	93,321
Kimco Realty Corp.	4,211	82,325
Macerich Co. (The)	1,209	66,459
Mid-America Apartment Communities, Inc.	1,137	121,522
Prologis, Inc.	5,263	333,990
Public Storage	1,495	319,915
Realty Income Corp.	2,709	154,928
Regency Centers Corp.	1,467	91,013
SBA Communications Corp.(b)	1,191	171,563
Simon Property Group, Inc.	3,077	495,428
SL Green Realty Corp.	1,006	101,928
UDR, Inc.	2,600	98,878

2	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (continued) September 30, 2017 (unaudited)	BlackRock S&P 500 Index V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Ventas, Inc.	3,522	$229,388
Vornado Realty Trust	1,745	134,156
Welltower, Inc.	3,590	252,305
Weyerhaeuser Co.	7,467	254,102

		6,266,038
Food & Staples Retailing — 1.8%
Costco Wholesale Corp.	4,342	713,347
CVS Health Corp.	10,063	818,323
Kroger Co. (The)	8,883	178,193
Sysco Corp.	4,808	259,392
Walgreens Boots Alliance, Inc.	9,110	703,474
Wal-Mart Stores, Inc.(a)	14,490	1,132,249

		3,804,978
Food Products — 1.2%
Archer-Daniels-Midland Co.	5,569	236,738
Campbell Soup Co.	1,948	91,205
Conagra Brands, Inc.	4,180	141,033
General Mills, Inc.(a)	5,713	295,705
Hershey Co. (The)	1,399	152,729
Hormel Foods Corp.(a)	2,655	85,332
JM Smucker Co. (The)	1,124	117,941
Kellogg Co.(a)	2,460	153,430
Kraft Heinz Co. (The)	5,909	458,243
McCormick & Co., Inc. (Non-Voting)	1,163	119,370
Mondelez International, Inc., Class A	14,925	606,851
Tyson Foods, Inc., Class A	2,864	201,769

		2,660,346
Health Care Equipment & Supplies — 2.8%
Abbott Laboratories	17,199	917,739
Align Technology, Inc.(b)	714	132,997
Baxter International, Inc.	4,910	308,102
Becton Dickinson and Co.	2,273	445,394
Boston Scientific Corp.(b)	13,644	397,995
Cooper Cos., Inc. (The)	488	115,710
CR Bard, Inc.	726	232,683
Danaher Corp.	6,052	519,141
DENTSPLY SIRONA, Inc.(a)	2,272	135,888
Edwards Lifesciences Corp.(b)	2,090	228,458
Hologic, Inc.(b)	2,782	102,072
IDEXX Laboratories, Inc.(b)	864	134,343
Intuitive Surgical, Inc.(b)	369	385,930
Medtronic plc	13,409	1,042,818
ResMed, Inc.	1,433	110,284
Stryker Corp.	3,124	443,670
Varian Medical Systems, Inc.(b)	919	91,955
Zimmer Biomet Holdings, Inc.	2,023	236,873

		5,982,052
Health Care Providers & Services — 2.7%
Aetna, Inc.	3,284	522,189
AmerisourceBergen Corp.	1,605	132,814
Anthem, Inc.	2,600	493,688
Cardinal Health, Inc.	3,133	209,660
Centene Corp.(b)	1,733	167,702
Cigna Corp.	2,492	465,855
DaVita, Inc.(b)	1,559	92,589
Envision Healthcare Corp.(a)(b)	1,175	52,816
Express Scripts Holding Co.(b)	5,717	362,000
HCA Healthcare, Inc.(a)(b)	2,861	227,707
Henry Schein, Inc.(b)	1,600	131,184
Humana, Inc.	1,431	348,635
Laboratory Corp. of America Holdings(b)	1,008	152,178

Security	Shares	Value
Health Care Providers & Services (continued)
McKesson Corp.	2,081	$319,662
Patterson Cos., Inc.(a)	815	31,500
Quest Diagnostics, Inc.	1,350	126,414
UnitedHealth Group, Inc.	9,571	1,874,480
Universal Health Services, Inc., Class B	875	97,073

		5,808,146
Health Care Technology — 0.1%
Cerner Corp.(b)	2,967	211,607

Hotels, Restaurants & Leisure — 1.8%
Carnival Corp.	4,037	260,669
Chipotle Mexican Grill, Inc.(b)	248	76,342
Darden Restaurants, Inc.	1,266	99,736
Hilton Worldwide Holdings, Inc.	2,022	140,428
Marriott International, Inc., Class A	3,097	341,475
McDonald’s Corp.	8,018	1,256,260
MGM Resorts International	4,882	159,104
Royal Caribbean Cruises Ltd.	1,715	203,296
Starbucks Corp.	14,294	767,731
Wyndham Worldwide Corp.	1,018	107,307
Wynn Resorts Ltd.	792	117,945
Yum Brands, Inc.	3,410	251,010

		3,781,303
Household Durables — 0.4%
DR Horton, Inc.	3,396	135,602
Garmin Ltd.	1,146	61,850
Leggett & Platt, Inc.	1,310	62,526
Lennar Corp., Class A	1,991	105,125
Mohawk Industries, Inc.(b)	626	154,941
Newell Brands, Inc.	4,833	206,224
PulteGroup, Inc.(a)	2,748	75,103
Whirlpool Corp.	722	133,166

		934,537
Household Products — 1.7%
Church & Dwight Co., Inc.(a)	2,470	119,672
Clorox Co. (The)	1,286	169,636
Colgate-Palmolive Co.	8,720	635,252
Kimberly-Clark Corp.(a)	3,497	411,527
Procter & Gamble Co. (The)(a)	25,243	2,296,608

		3,632,695
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	6,698	73,812
NRG Energy, Inc.	2,976	76,156

		149,968
Industrial Conglomerates — 2.2%
3M Co.	5,908	1,240,089
General Electric Co.	85,707	2,072,395
Honeywell International, Inc.	7,547	1,069,712
Roper Technologies, Inc.	999	243,157

		4,625,353
Insurance — 2.7%
Aflac, Inc.	3,912	318,398
Allstate Corp. (The)	3,577	328,762
American International Group, Inc.	8,864	544,161
Aon plc	2,518	367,880
Arthur J Gallagher & Co.	1,761	108,389
Assurant, Inc.	584	55,784
Brighthouse Financial, Inc.(b)	991	60,253
Chubb Ltd.	4,607	656,728
Cincinnati Financial Corp.	1,502	115,008
Everest Re Group Ltd.	415	94,782

SCHEDULE OF INVESTMENTS	3

Schedule of Investments (continued) September 30, 2017 (unaudited)	BlackRock S&P 500 Index V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Insurance (continued)
Hartford Financial Services Group, Inc. (The)	3,606	$199,880
Lincoln National Corp.	2,193	161,141
Loews Corp.	2,709	129,653
Marsh & McLennan Cos., Inc.(a)	5,074	425,252
MetLife, Inc.	10,522	546,618
Principal Financial Group, Inc.	2,644	170,115
Progressive Corp. (The)	5,760	278,899
Prudential Financial, Inc.	4,227	449,415
Torchmark Corp.	1,071	85,776
Travelers Cos., Inc. (The)	2,732	334,725
Unum Group	2,234	114,224
Willis Towers Watson plc	1,300	200,499
XL Group Ltd.	2,553	100,716

		5,847,058
Internet & Direct Marketing Retail — 2.6%
Amazon.com, Inc.(b)	3,947	3,794,448
Expedia, Inc	1,208	173,879
Netflix, Inc.(b)	4,274	775,090
Priceline Group, Inc. (The)(b)	486	889,779
TripAdvisor, Inc.(b)	1,081	43,813

		5,677,009
Internet Software & Services — 4.8%(b)
Akamai Technologies, Inc.	1,697	82,678
Alphabet, Inc., Class A	2,950	2,872,474
Alphabet, Inc., Class C	2,988	2,865,821
eBay, Inc.	9,854	378,985
Facebook, Inc., Class A	23,465	4,009,464
VeriSign, Inc.(a)	851	90,538

		10,299,960
IT Services — 4.0%
Accenture plc, Class A	6,118	826,358
Alliance Data Systems Corp.	478	105,901
Automatic Data Processing, Inc.	4,399	480,899
Cognizant Technology Solutions Corp., Class A	5,847	424,141
CSRA, Inc.	1,428	46,081
DXC Technology Co.	2,859	245,531
Fidelity National Information Services, Inc.	3,284	306,693
Fiserv, Inc.(b)	2,083	268,624
Gartner, Inc.(b)	907	112,840
Global Payments, Inc.	1,533	145,681
International Business Machines Corp.	8,580	1,244,786
Mastercard, Inc., Class A	9,244	1,305,253
Paychex, Inc.	3,170	190,073
PayPal Holdings, Inc.(b)	11,189	716,432
Total System Services, Inc.	1,629	106,699
Visa, Inc., Class A(a)	18,109	1,905,791
Western Union Co. (The)	4,593	88,186

		8,519,969
Leisure Products — 0.1%
Hasbro, Inc.	1,131	110,465
Mattel, Inc.(a)	3,313	51,285

		161,750
Life Sciences Tools & Services — 0.8%
Agilent Technologies, Inc.	3,257	209,100
Illumina, Inc.(b)	1,461	291,031
Mettler-Toledo International, Inc.(b)	254	159,045
PerkinElmer, Inc.	1,100	75,867
Quintiles IMS Holdings, Inc.(b)	1,385	131,672
Thermo Fisher Scientific, Inc.	3,947	746,772

Security	Shares	Value
Life Sciences Tools & Services (continued)
Waters Corp.(b)	789	$141,641

		1,755,128
Machinery — 1.6%
Caterpillar, Inc.	5,850	729,554
Cummins, Inc.	1,560	262,127
Deere & Co.	3,166	397,618
Dover Corp.	1,562	142,751
Flowserve Corp.	1,299	55,324
Fortive Corp.	2,980	210,954
Illinois Tool Works, Inc.(a)	3,066	453,645
Ingersoll-Rand plc	2,511	223,906
PACCAR, Inc.	3,478	251,599
Parker-Hannifin Corp.	1,321	231,201
Pentair plc	1,671	113,561
Snap-on, Inc.(a)	565	84,191
Stanley Black & Decker, Inc.	1,526	230,380
Xylem, Inc.	1,720	107,724

		3,494,535
Media — 2.8%
CBS Corp. (Non-Voting), Class B	3,604	209,032
Charter Communications, Inc., Class A(b)	1,991	723,569
Comcast Corp., Class A	46,565	1,791,821
Discovery Communications, Inc., Class A(a)(b)	1,376	29,295
Discovery Communications, Inc., Class C(b)	2,012	40,763
DISH Network Corp., Class A(b)	2,277	123,482
Interpublic Group of Cos., Inc. (The)	3,893	80,936
News Corp., Class A	3,904	51,767
News Corp., Class B	1,142	15,588
Omnicom Group, Inc.(a)	2,284	169,176
Scripps Networks Interactive, Inc., Class A	973	83,571
Time Warner, Inc.	7,700	788,865
Twenty-First Century Fox, Inc., Class A	10,419	274,853
Twenty-First Century Fox, Inc., Class B	4,348	112,135
Viacom, Inc., Class B	3,396	94,545
Walt Disney Co. (The)	15,279	1,506,051

		6,095,449
Metals & Mining — 0.3%
Freeport-McMoRan, Inc.(b)	13,357	187,532
Newmont Mining Corp.	5,343	200,416
Nucor Corp.	3,193	178,936

		566,884
Multiline Retail — 0.4%
Dollar General Corp.	2,542	206,029
Dollar Tree, Inc.(b)	2,328	202,117
Kohl’s Corp.(a)	1,697	77,468
Macy’s, Inc.(a)	3,055	66,660
Nordstrom, Inc.	1,166	54,977
Target Corp.	5,407	319,067

		926,318
Multi-Utilities — 1.0%
Ameren Corp.	2,402	138,932
CenterPoint Energy, Inc.	4,322	126,246
CMS Energy Corp.	2,819	130,576
Consolidated Edison, Inc.	3,067	247,445
Dominion Energy, Inc.	6,334	487,275
DTE Energy Co.	1,776	190,671
NiSource, Inc.	3,292	84,242
Public Service Enterprise Group, Inc.	5,040	233,100
SCANA Corp.	1,415	68,613
Sempra Energy	2,485	283,613

4	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (continued) September 30, 2017 (unaudited)	BlackRock S&P 500 Index V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Multi-Utilities (continued)
WEC Energy Group, Inc.	3,124	$196,125

		2,186,838
Oil, Gas & Consumable Fuels — 5.2%
Anadarko Petroleum Corp.	5,616	274,342
Andeavor	1,429	147,401
Apache Corp.	3,804	174,223
Cabot Oil & Gas Corp.(a)	4,578	122,462
Chesapeake Energy Corp.(a)(b)	7,587	32,624
Chevron Corp.	18,759	2,204,183
Cimarex Energy Co.	952	108,214
Concho Resources, Inc.(b)	1,493	196,658
ConocoPhillips	12,047	602,952
Devon Energy Corp.	5,280	193,829
EOG Resources, Inc.	5,716	552,966
EQT Corp.(a)	1,727	112,669
Exxon Mobil Corp.	41,946	3,438,733
Hess Corp.	2,681	125,712
Kinder Morgan, Inc.	19,006	364,535
Marathon Oil Corp.	8,660	117,430
Marathon Petroleum Corp.	5,012	281,073
Newfield Exploration Co. (b)	1,999	59,310
Noble Energy, Inc.	4,348	123,309
Occidental Petroleum Corp.	7,569	486,006
ONEOK, Inc.	3,761	208,397
Phillips 66	4,253	389,617
Pioneer Natural Resources Co.	1,723	254,211
Range Resources Corp.	1,884	36,870
Valero Energy Corp.	4,372	336,338
Williams Cos., Inc. (The)	8,183	245,572

		11,189,636
Personal Products — 0.1%
Coty, Inc., Class A(a)	4,728	78,154
Estee Lauder Cos., Inc. (The), Class A	2,228	240,267

		318,421
Pharmaceuticals — 4.9%
Allergan plc	3,309	678,180
Bristol-Myers Squibb Co.	16,234	1,034,755
Eli Lilly & Co.	9,591	820,414
Johnson & Johnson	26,570	3,454,366
Merck & Co., Inc.	27,076	1,733,676
Mylan NV(b)	5,309	166,543
Perrigo Co. plc	1,313	111,145
Pfize , Inc.	59,077	2,109,049
Zoetis, Inc.	4,859	309,810

		10,417,938
Professional Services — 0.3%
Equifax, Inc.	1,205	127,718
IHS Markit Ltd.(b)	3,196	140,880
Nielsen Holdings plc(a)	3,370	139,686
Robert Half International, Inc.	1,249	62,875
Verisk Analytics, Inc.(b)	1,559	129,693

		600,852
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A(b)	2,996	113,489

Road & Rail — 0.9%
CSX Corp.	9,041	490,565
JB Hunt Transport Services, Inc.(a)	845	93,862
Kansas City Southern	1,044	113,462
Norfolk Southern Corp.	2,853	377,281

Security	Shares	Value
Road & Rail (continued)
Union Pacific Corp	7,923	$918,830

		1,994,000
Semiconductors & Semiconductor Equipment — 3.7%
Advanced Micro Devices, Inc.(a)(b)	7,722	98,456
Analog Devices, Inc.	3,630	312,797
Applied Materials, Inc.	10,557	549,914
Broadcom Ltd.	4,035	978,649
Intel Corp.	46,517	1,771,367
KLA-Tencor Corp.	1,558	165,148
Lam Research Corp.	1,608	297,544
Microchip Technology, Inc.(a)	2,316	207,930
Micron Technology, Inc.(b)	10,475	411,982
NVIDIA Corp.	5,940	1,061,894
Qorvo, Inc.(a)(b)	1,303	92,096
QUALCOMM, Inc.	14,626	758,212
Skyworks Solutions, Inc.	1,899	193,508
Texas Instruments, Inc.	9,801	878,562
Xilinx, Inc.(a)	2,500	177,075

		7,955,134
Software — 5.1%
Activision Blizzard, Inc.	7,473	482,083
Adobe Systems, Inc.(b)	4,884	728,595
ANSYS, Inc.(b)	839	102,971
Autodesk, Inc.(b)	2,170	243,604
CA, Inc.	3,150	105,147
Cadence Design Systems, Inc.(b)	2,774	109,490
Citrix Systems, Inc.(b)	1,425	109,469
Electronic Arts, Inc.(b)	3,056	360,791
Intuit, Inc.	2,410	342,557
Microsoft Corp.	76,247	5,679,639
Oracle Corp.(a)	29,894	1,445,375
Red Hat, Inc.(b)	1,757	194,781
salesforce.com, Inc.(b)	6,751	630,679
Symantec Corp.	6,083	199,583
Synopsys, Inc.(b)	1,521	122,486

		10,857,250
Specialty Retail — 2.1%
Advance Auto Parts, Inc.	722	71,622
AutoZone, Inc.(b)	277	164,845
Best Buy Co., Inc.	2,626	149,577
CarMax, Inc.(b)	1,814	137,519
Foot Locker, Inc.	1,346	47,406
Gap, Inc. (The)(a)	2,167	63,992
Home Depot, Inc. (The)	11,669	1,908,582
L Brands, Inc.(a)	2,409	100,239
Lowe’s Cos., Inc.	8,357	668,059
O’Reilly Automotive, Inc.(b)	871	187,587
Ross Stores, Inc.	3,853	248,788
Signet Jewelers Ltd.(a)	599	39,863
Tiffany & Co.	1,011	92,790
TJX Cos., Inc. (The)	6,299	464,425
Tractor Supply Co.	1,254	79,366
Ulta Beauty, Inc.(b)	588	132,923

		4,557,583
Technology Hardware, Storage & Peripherals — 4.2%
Apple, Inc.	51,132	7,880,464
Hewlett Packard Enterprise Co.	16,261	239,199
HP, Inc.	16,534	330,019
NetApp, Inc.	2,747	120,209
Seagate Technology plc(a)	2,849	94,501
Western Digital Corp.	2,905	250,992

SCHEDULE OF INVESTMENTS	5

Schedule of Investments (continued) September 30, 2017 (unaudited)	BlackRock S&P 500 Index V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Technology Hardware, Storage & Peripherals (continued)
Xerox Corp.	2,132	$70,974

		8,986,358
Textiles, Apparel & Luxury Goods — 0.6%
Coach, Inc.	2,713	109,280
Hanesbrands, Inc.(a)	3,608	88,901
Michael Kors Holdings Ltd.(b)	1,585	75,842
NIKE, Inc., Class B	13,007	674,413
PVH Corp.	789	99,461
Ralph Lauren Corp.	531	46,882
Under Armour, Inc., Class A(b)	1,793	29,549
Under Armour, Inc., Class C(b)	1,805	27,111
VF Corp.	3,234	205,585

		1,357,024
Tobacco — 1.4%
Altria Group, Inc.	18,992	1,204,472
Philip Morris International, Inc.	15,375	1,706,779

		2,911,251
Trading Companies & Distributors — 0.2%
Fastenal Co.(a)	2,851	129,948
United Rentals, Inc.(b)	855	118,623
WW Grainger, Inc.(a)	520	93,470

		342,041

Security	Shares	Value
Water Utilities — 0.1%
American Water Works Co., Inc.	1,797	$145,395

Total Common Stocks — 99.5% (Cost: $69,175,283)		213,638,537

Total Long-Term Investments — 99.5% (Cost: $69,175,283)		213,638,537

Short-Term Securities — 3.0%
Money Market Funds — 3.0%(c)(d)
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.91%	723,666	723,666
SL Liquidity Series, LLC, Money Market Series, 1.32%(e)	5,735,710	5,736,283

Total Money Market Funds — 3.0% (Cost: $6,459,949)		6,459,949

Total Short-Term Securities — 3.0% (Cost: $6,459,949)		6,459,949

Total Investments — 102.5% (Cost: $75,635,232)		220,098,486
Liabilities in Excess of Other Assets — (2.5)%		(5,451,206)

Net Assets — 100.0%		$214,647,280

(a)	Security, or a portion of the security, is on loan.
(b)	Non-income producing security.
(c)	During the period ended September 30, 2017, investments in issuers considered to be affiliates of the Fund for the purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliates	Shares Held at 12/31/16	Shares Purchased	Shares Sold	Shares Held at 09/30/17	Value at 09/30/17	Income		Net Realized Gain (Loss)(1)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	3,269,017	27,943,204	(30,488,555)	723,666	$723,666	$16,404		$—	$—
BlackRock, Inc.	1,224	—	—	1,224	547,238	9,180		—	314,541
PNC Financial Services Group, Inc. (The)	4,925	—	(181)	4,744	639,349	9,382		16,051	441,729
SL Liquidity Series, LLC, Money Market Series	4,528,572	142,803,175	(141,596,037)	5,735,710	5,736,283	12,487	(2)	(682)	(548)

					$7,646,536	$47,453		$15,369	$755,722

(1)	Includes net capital gain distributions, if applicable.
(2)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities

(d)	Annualized 7-day yield as of period end.
(e)	Security was purchased with the cash collateral from the loaned securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instrument Outstanding as of Period End

Futures contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	9	December 2017	$1,132	$6,953

6	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (continued) September 30, 2017 (unaudited)	BlackRock S&P 500 Index V.I. Fund (Percentages shown are based on Net Assets)

Portfolio Abbreviation

REIT Real Estate Investment Trusts

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments.) The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Long-Term Investments
Common Stocks
Aerospace & Defense	$5,336,673	$—	$—	$5,336,673
Air Freight & Logistics	1,583,935	—	—	1,583,935
Airlines	1,077,469	—	—	1,077,469
Auto Components	447,961	—	—	447,961
Automobiles	1,069,123	—	—	1,069,123
Banks	13,785,176	—	—	13,785,176
Beverages	4,257,761	—	—	4,257,761
Biotechnology	6,808,074	—	—	6,808,074
Building Products	767,617	—	—	767,617
Capital Markets	6,443,611	—	—	6,443,611
Chemicals	4,723,249	—	—	4,723,249
Commercial Services & Supplies	646,700	—	—	646,700
Communications Equipment	2,140,041	—	—	2,140,041
Construction & Engineering	186,532	—	—	186,532
Construction Materials	284,832	—	—	284,832
Consumer Finance	1,573,320	—	—	1,573,320
Containers & Packaging	792,030	—	—	792,030
Distributors	250,040	—	—	250,040
Diversified Consumer Service	53,516	—	—	53,516
Diversified Financial Service	3,571,265	—	—	3,571,265
Diversified Telecommunication Services	4,639,592	—	—	4,639,592
Electric Utilities	4,186,754	—	—	4,186,754
Electrical Equipment	1,186,412	—	—	1,186,412

SCHEDULE OF INVESTMENTS	7

Schedule of Investments (continued) September 30, 2017 (unaudited)	BlackRock S&P 500 Index V.I. Fund (Percentages shown are based on Net Assets)

	Level 1	Level 2	Level 3	Total
Assets:
Electronic Equipment, Instruments & Components	$867,628	$—	$—	$867,628
Energy Equipment & Services	1,824,933	—	—	1,824,933
Equity Real Estate Investment Trusts (REITs)	6,266,038	—	—	6,266,038
Food & Staples Retailing	3,804,978	—	—	3,804,978
Food Products	2,660,346	—	—	2,660,346
Health Care Equipment & Supplies	5,982,052	—	—	5,982,052
Health Care Providers & Services	5,808,146	—	—	5,808,146
Health Care Technology	211,607	—	—	211,607
Hotels, Restaurants & Leisure	3,781,303	—	—	3,781,303
Household Durables	934,537	—	—	934,537
Household Products	3,632,695	—	—	3,632,695
Independent Power and Renewable Electricity Producers	149,968	—	—	149,968
Industrial Conglomerates	4,625,353	—	—	4,625,353
Insurance	5,847,058	—	—	5,847,058
Internet & Direct Marketing Retail	5,677,009	—	—	5,677,009
Internet Software & Services	10,299,960	—	—	10,299,960
IT Services	8,519,969	—	—	8,519,969
Leisure Products	161,750	—	—	161,750
Life Sciences Tools & Services	1,755,128	—	—	1,755,128
Machinery	3,494,535	—	—	3,494,535
Media	6,095,449	—	—	6,095,449
Metals & Mining	566,884	—	—	566,884
Multiline Retail	926,318	—	—	926,318
Multi-Utilities	2,186,838	—	—	2,186,838
Oil, Gas & Consumable Fuels	11,189,636	—	—	11,189,636
Personal Products	318,421	—	—	318,421
Pharmaceuticals	10,417,938	—	—	10,417,938
Professional Services	600,852	—	—	600,852
Real Estate Management & Development	113,489	—	—	113,489
Road & Rail	1,994,000	—	—	1,994,000
Semiconductors & Semiconductor Equipment	7,955,134	—	—	7,955,134
Software	10,857,250	—	—	10,857,250
Specialty Retail	4,557,583	—	—	4,557,583
Technology Hardware, Storage & Peripherals	8,986,358	—	—	8,986,358
Textiles, Apparel & Luxury Goods	1,357,024	—	—	1,357,024
Tobacco	2,911,251	—	—	2,911,251
Trading Companies & Distributors	342,041	—	—	342,041
Water Utilities	145,395	—	—	145,395
Short-Term Securities
Money Market Funds	723,666	—	—	723,666

	$214,362,203	$—	$—	$214,362,203

Investments Valued at NAV(a)				5,736,283
Total Investments				$220,098,486
Derivative Financial Instruments(b)
Assets:
Equity contracts	$6,953	$—	$—	$6,953

(a)	As of September 30, 2017, certain of the Fund’s investments were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended September 30, 2017, there were no transfers between levels.

8	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments September 30, 2017 (unaudited)	BlackRock Total Return V.I. Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Asset-Backed Securities — 12.4%
Accredited Mortgage Loan Trust, Series 2006-1, Class M2, 1.58%, 04/25/36(a)	USD	190	$98,082
ACE Securities Corp. Home Equity Loan Trust:(a)
Series 2003-OP1, Class A2, 1.96%, 12/25/33		122	117,860
Series 2007-HE4, Class A2A, 1.37%, 05/25/37		107	36,172
Adams Mill CLO Ltd., Series 2014-1A, Class A2R, 2.40%, 07/15/26(a)(b)		250	250,059
Ajax Mortgage Loan Trust:(b)(c)
Series 2016-B, Class A, 4.00%, 09/25/65		97	96,466
Series 2016-C, Class A, 4.00%, 10/25/57		89	88,335
Series 2017-A, Class A, 3.47%, 04/25/57		358	360,530
Allegro CLO II Ltd., Series 2014-1A, Class A1R, 2.62%, 01/21/27(a)(b)		500	501,788
Allegro CLO V Ltd., Series 2017-1A, Class A, 2.61%, 10/16/30(a)(b)(d)		250	250,000
ALM V Ltd., Series 2012-5A, Class A2R, 3.45%, 10/18/27(a)(b)		250	249,990
ALM XII Ltd., Series 2015-12A, Class A1R, 2.35%, 04/16/27(a)(b)		250	251,079
ALM XIV Ltd., Series 2014-14A, Class A1R, 2.46%, 07/28/26(a)(b)		1,250	1,250,286
American Airlines Pass-Through Trust, 3.38%, 05/01/27		242	244,069
AMMC CLO 18 Ltd., Series 2016-18A, Class AL1, 2.89%, 05/26/28(a)(b)		170	171,113
AMMC CLO 19 Ltd., Series 2016-19A, Class C, 4.10%, 10/15/28(a)(b)		100	101,068
AMMC CLO XII Ltd., Series 2013-12A, Class B, 3.21%, 05/10/25(a)(b)		500	500,151
Anchorage Capital CLO 5 Ltd., Series 2014-5A, Class CR, 3.50%, 10/15/26(a)(b)		250	250,529
Anchorage Capital CLO 6 Ltd., Series 2015-6A, Class AR, 2.57%, 07/15/30(a)(b)		250	250,141
Anchorage Capital CLO Ltd., Series 2013-1A, Class A2A, 3.05%, 07/13/25(a)(b)		250	250,003
Apidos CLO XII, Series 2013-12A, Class A, 2.40%, 04/15/25(a)(b)		450	451,318
Apidos CLO XV, Series 2013-15A, Class A1R, 2.41%, 10/20/25(a)(b)		500	500,242
Arbor Realty Collateralized Loan Obligation Ltd.,
Series 2015-FL2A, Class A, 2.98%, 09/15/25(a) (b)		250	250,987
Arbor Realty Commercial Real Estate Notes Ltd.:(a)(b)
Series 2016-FL1A, Class A, 2.93%, 09/15/26		130	131,022
Series 2017-FL2, Class A, 2.22%, 08/15/27(d)		250	250,000
Ares XXVIII CLO Ltd., Series 2013-3A, Class B1R, 2.80%, 10/17/24(a)(b)		250	249,998
Ares XXXIII CLO Ltd., Series 2015-1A, Class B2R, 4.12%, 12/05/25(a)(b)		250	252,474
Argent Mortgage Loan Trust, Series 2005-W1, Class A2, 1.72%, 05/25/35(a)		63	56,021
Atlas Senior Loan Fund IV Ltd., Series 2013-2A, Class A1LR, 2.30%, 02/17/26(a)(b)		250	250,056
Avery Point V CLO Ltd., Series 2014-5A, Class AR, 2.28%, 07/17/26(a)(b)		250	251,200
B2R Mortgage Trust:(b)
Series 2015-1, Class A1, 2.52%, 05/15/48		82	81,695
Series 2015-2, Class A, 3.34%, 11/15/48		92	93,339
Babson CLO Ltd., Series 2013-IA, Class A, 2.41%, 04/20/25(a)(b)		238	238,133
BankAmerica Manufactured Housing Contract Trust, Series 1998-2, Class B1, 7.93%, 12/10/25(a)		300	226,786

Security		Par (000)	Value
Asset-Backed Securities (continued)
Battalion CLO IV Ltd., Series 2013-4A, Class A1R, 2.45%, 10/22/25(a)(b)	USD	250	$250,251
Bayview Financial Revolving Asset Trust:(a)(b)
Series 2004-B, Class A1, 2.23%, 05/28/39		156	141,449
Series 2005-E, Class A1, 2.23%, 12/28/40		102	90,417
BCMSC Trust:(a)
Series 2000-A, Class A2, 7.58%, 06/15/30		40	17,087
Series 2000-A, Class A3, 7.83%, 06/15/30		37	16,400
Series 2000-A, Class A4, 8.29%, 06/15/30		63	29,830
Bear Stearns Asset-Backed Securities I Trust:(a)
Series 2007-FS1, Class 1A3, 1.41%, 05/25/35		84	84,956
Series 2007-HE2, Class 23A, 1.38%, 03/25/37		62	59,905
Series 2007-HE3, Class 1A4, 1.59%, 04/25/37		206	160,976
Bear Stearns Asset-Backed Securities Trust,
Series 2005-4, Class M2, 2.44%, 01/25/36(a) .		22	20,831
Benefit Street Partners CLO I Ltd., Series 2012-
IA, Class A2R, 3.55%, 10/15/25(a)(b)		500	502,879
BlueMountain CLO Ltd.:(a)(b)
Series 2013-2A, Class A, 2.51%, 01/22/25		250	250,028
Series 2013-3A, Class AR, 2.20%, 10/29/25 .		250	250,030
Series 2013-4A, Class AR, 2.31%, 04/15/25 .		250	250,740
Bsprt Issuer Ltd., Series 2017-FL1, Class A,
2.67%, 06/15/27(a)(b)(d)		130	130,221
Canyon Capital CLO Ltd., Series 2006-1A, Class
A1, 1.57%, 12/15/20(a)(b)		177	175,962
Carlyle Global Market Strategies CLO Ltd.:(a)(b)
Series 2012-4A, Class AR, 2.76%, 01/20/29 .		300	303,065
Series 2014-1A, Class CR, 4.05%, 04/17/25 .		250	251,087
Carrington Mortgage Loan Trust:(a)
Series 2005-FRE1, Class M1, 1.71%, 12/25/35		160	158,777
Series 2006-FRE2, Class A2, 1.36%, 10/25/36		82	54,735
Series 2006-FRE2, Class A3, 1.40%, 10/25/36		164	109,827
Series 2006-FRE2, Class A5, 1.32%, 10/25/36		28	18,344
Series 2006-NC2, Class A3, 1.38%, 06/25/36		305	299,175
Series 2006-NC4, Class A3, 1.39%, 10/25/36		100	85,937
Series 2006-NC5, Class A5, 1.30%, 01/25/37		76	65,842
Series 2007-HE1, Class A2, 1.39%, 06/25/37		411	408,313
Series 2007-RFC1, Class A4, 1.45%, 10/25/36		100	70,270
C-BASS Trust:
Series 2006-CB7, Class A4, 1.40%, 10/25/36(a)		69	49,087
Series 2006-CB9, Class A2, 1.35%, 11/25/36(a)		38	23,675
Series 2006-CB9, Class A4, 1.47%, 11/25/36(a)		17	10,959
Series 2007-CB1, Class AF2,
3.75%, 01/25/37(c)		186	90,848
Series 2007-CB1, Class AF4,
3.75%, 01/25/37(c)		77	37,685
Series 2007-CB5, Class A2, 1.41%, 04/25/37(a)		65	49,923
Cedar Funding VIII CLO Ltd., Series 2017-8A,
Class A1, 2.62%, 10/17/30(a)(b)		510	510,196
CIFC Funding Ltd.:(a)(b)
Series 2013-2A, Class A1LR, 2.65%, 10/18/30		230	230,000
Series 2014-2A, Class A1LR, 2.52%, 05/24/26		500	502,760
Series 2014-3A, Class C1R, 3.21%, 07/22/26		250	250,886
Series 2014-4A, Class A1R, 2.68%, 10/17/26		250	251,067
Series 2015-2A, Class A, 2.75%, 04/15/27		250	250,526
Citicorp Residential Mortgage Trust, Series 2007-2,
Class M1, 5.25%, 06/25/37(c)		100	96,640
Citigroup Mortgage Loan Trust:(a)
Series 2006-NC1, Class A2D, 1.49%, 08/25/36		100	80,740
Series 2007-AHL2, Class A3B,
1.44%, 05/25/37		273	203,760
Series 2007-AHL2, Class A3C,
1.51%, 05/25/37		124	93,162

SCHEDULE OF INVESTMENTS	1

Schedule of Investments (continued) September 30, 2017 (unaudited)	BlackRock Total Return V.I. Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Asset-Backed Securities (continued)
Colony American Homes, Series 2015-1A, Class
A, 2.43%, 07/17/32(a)(b)	USD	96	$96,338
Conseco Finance Corp.:(a)
Series 1997-3, Class M1, 7.53%, 03/15/28		64	63,711
Series 1997-6, Class M1, 7.21%, 01/15/29		44	43,450
Series 1998-8, Class M1, 6.98%, 09/01/30		119	98,983
Series 1999-5, Class A5, 7.86%, 03/01/30		50	42,760
Series 1999-5, Class A6, 7.50%, 03/01/30		36	29,765
Series 2001-D, Class B1, 3.73%, 11/15/32		74	73,948
Conseco Finance Securitizations Corp.:
Series 2000-1, Class A5, 8.06%, 09/01/29(a)		58	32,709
Series 2000-4, Class A6, 8.31%, 05/01/32(a)		154	84,439
Series 2000-5, Class A7, 8.20%, 05/01/31		154	106,443
Countrywide Asset-Backed Certificates:(a)
Series 2003-BC3, Class A2, 1.86%, 09/25/33		127	120,810
Series 2006-S10, Class A3, 1.56%, 10/25/36		56	52,621
Series 2006-SPS1, Class A, 1.46%, 12/25/25		3	3,302
Series 2007-S3, Class A3, 1.62%, 05/25/37		98	87,749
Credit-Based Asset Servicing & Securitization LLC:
Series 2006-CB2, Class AF4,
3.43%, 12/25/36(c)		18	14,081
Series 2006-MH1, Class B1, 6.25%, 10/25/36(b) (c)		100	103,015
Series 2006-SL1, Class A2, 5.56%, 09/25/36(b) (c)		92	20,435
Series 2007-CB6, Class A4, 1.58%, 07/25/37(a) (b)		67	44,523
Series 2007-RP1, Class A, 1.55%, 05/25/46(a)(b)		49	40,263
CSMC Trust, 4.50%, 03/25/21(a)		767	777,942
CWABS Asset-Backed Certificates Trust, Series
2006-11, Class 3AV2, 1.40%, 09/25/46(a)		12	11,488
CWABS Revolving Home Equity Loan Trust,
Series 2004-U, Class 2A, 1.50%, 03/15/34(a) .		40	32,369
CWABS, Inc. Asset-Backed Certificates Trust,
Series 2004-5, Class A, 2.14%, 10/25/34(a)		143	143,604
CWHEQ Home Equity Loan Trust:
Series 2006-S5, Class A4, 5.84%, 06/25/35		14	15,083
Series 2006-S5, Class A5, 6.16%, 06/25/35		18	17,772
Series 2007-S1, Class A3, 5.81%, 11/25/36(a)		44	43,828
CWHEQ Revolving Home Equity Loan
Resecuritization Trust:(a)(b)(d)
Series 2006-RES, Class 4Q1B,
1.53%, 12/15/33		28	25,453
Series 2006-RES, Class 5B1B,
1.42%, 05/15/35		18	15,223
CWHEQ Revolving Home Equity Loan Trust:(a)
Series 2005-B, Class 2A, 1.41%, 05/15/35		33	30,127
Series 2006-H, Class 1A, 1.38%, 11/15/36		101	79,898
DCP Rights LLC, Series 2014-1A, Class A,
5.46%, 10/25/44(b)		217	223,061
Dryden 41 Senior Loan Fund, Series 2015-41A,
Class A, 2.80%, 01/15/28(a)(b)		250	250,728
Dryden XXV Senior Loan Fund:(a)(b)
Series 2012-25A, Class AR, 2.50%, 01/15/25		214	213,701
Series 2012-25A, Class ARR, 2.26%, 10/15/27		250	250,000
Finn Square CLO Ltd., Series 2012-1A, Class
A2R, 3.03%, 12/24/23(a)(b)		250	250,457
First Franklin Mortgage Loan Trust:(a)
Series 2004-FFH3, Class M3, 2.29%, 10/25/34		33	28,177
Series 2006-FF16, Class 2A3, 1.38%, 12/25/36		838	527,485
Series 2006-FF17, Class A5, 1.39%, 12/25/36		713	592,942
Series 2006-FF5, Class 2A3, 1.40%, 04/25/36		39	36,636
Series 2006-FFH1, Class M2, 1.64%, 01/25/36		127	82,101

Security		Par (000)	Value
Asset-Backed Securities (continued)
Flatiron CLO Ltd., Series 2015-1A, Class AR,
2.17%, 04/15/27(a)(b)	USD	250	$250,091
GE-WMC Asset-Backed Pass-Through
Certificates:(a)
Series 2005-2, Class A2C, 1.49%, 12/25/35		30	29,610
Series 2005-2, Class M1, 1.68%, 12/25/35		184	111,032
GE-WMC Mortgage Securities Trust, Series 2006-
1, Class A2B, 1.39%, 08/25/36(a)		734	470,659
GMACM Home Equity Loan Trust, Series 2006-
HE4, Class A2, 1.41%, 12/25/36(a)		103	99,580
GSAA Home Equity Trust, Series 2007-4, Class
A3B, 1.59%, 03/25/37(a)		120	17,246
GSAA Trust, Series 2007-2, Class AF3,
5.92%, 03/25/37(a)		31	13,157
GSAMP Trust:(a)
Series 2006-FM2, Class A2B, 1.36%, 09/25/36		86	42,075
Series 2007-H1, Class A1B, 1.44%, 01/25/47		32	21,404
GT Loan Financing I Ltd., Series 2013-1A, Class
A, 2.58%, 10/28/24(a)(b)		250	250,430
Highbridge Loan Management Ltd., Series 6A-
2015, Class A, 2.76%, 05/05/27(a)(b)		250	250,354
Home Equity Asset Trust, Series 2007-1, Class
2A3, 1.38%, 05/25/37(a)		90	73,740
Home Equity Mortgage Loan Asset-Backed Trust,
Series 2004-A, Class M2, 3.26%, 07/25/34(a) .		31	31,313
Home Equity Mortgage Trust, Series 2006-2,
Class 1A1, 5.87%, 07/25/36(c)		82	33,708
Home Loan Mortgage Loan Trust, Series 2005-1,
Class A3, 1.95%, 04/15/36(a)		32	29,794
Invitation Homes Trust:(a)(b)
Series 2014-SFR2, Class C, 3.43%, 09/17/31		150	150,000
Series 2014-SFR3, Class A, 2.43%, 12/17/31		19	18,529
Series 2014-SFR3, Class C, 3.73%, 12/17/31		167	167,104
Series 2014-SFR3, Class D, 4.23%, 12/17/31		20	19,629
Series 2015-SFR3, Class A, 2.53%, 08/17/32		95	96,145
Series 2015-SFR3, Class E, 4.98%, 08/17/32		100	101,802
JPMorgan Mortgage Acquisition Trust:
Series 2006-CW1, Class M1,
1.51%, 05/25/36(a)		100	94,740
Series 2006-WF1, Class A3A,
5.83%, 07/25/36(c)		287	159,849
Series 2006-WF1, Class A5, 6.41%, 07/25/36(c)		63	35,091
Series 2006-WF1, Class A6, 6.00%, 07/25/36(c)		57	31,986
LCM XVIII LP, Series 18A, Class B1,
3.61%, 04/20/27(a)(b)		250	249,978
LCM XXIV Ltd., Series 24A, Class A,
2.62%, 03/20/30(a)(b)		250	251,007
Lehman ABS Manufactured Housing
Contract Trust, Series 2001-B, Class M1,
6.63%, 04/15/40(a)		90	95,990
Lendmark Funding Trust, Series 2017-1A, Class
A, 2.83%, 01/22/24(b)		510	510,222
Long Beach Mortgage Loan Trust:(a)
Series 2006-10, Class 2A3, 1.40%, 11/25/36.		98	49,178
Series 2006-10, Class 2A4, 1.46%, 11/25/36.		73	37,223
Series 2006-2, Class 2A3, 1.43%, 03/25/46		835	431,464
Series 2006-2, Class 2A4, 1.53%, 03/25/46		253	133,301
Series 2006-3, Class 2A3, 1.42%, 05/25/46		399	187,391
Series 2006-4, Class 2A4, 1.50%, 05/25/36		489	251,496
Series 2006-9, Class 2A2, 1.35%, 10/25/36		62	30,304
Series 2006-9, Class 2A3, 1.40%, 10/25/36		119	58,799
Series 2006-9, Class 2A4, 1.47%, 10/25/36		140	69,815
Madison Avenue Manufactured Housing
Contract Trust, Series 2002-A, Class B2,
4.49%, 03/25/32(a)		40	41,135

2	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (continued) September 30, 2017 (unaudited)	BlackRock Total Return V.I. Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Asset-Backed Securities (continued)
Madison Park Funding Ltd., Series 2017-26A,
Class AR, 2.52%, 07/29/30(a)(b)(d)	USD	250	$250,000
Madison Park Funding XIV Ltd., Series 2014-14A, Class A2R, 2.43%, 07/20/26(a)(b)		830	834,416
Madison Park Funding XVIII Ltd., Series 2015- 18A, Class A1R, 2.55%, 10/21/30(a)(b)		510	510,000
Mastr Asset-Backed Securities Trust, Series
2006-HE2, Class A3, 1.39%, 06/25/36(a)		229	135,053
MASTR Resecuritization Trust, Series 2008-3, Class A1, 1.67%, 08/25/37(a)(b)(d)		40	27,666
Mastr Specialized Loan Trust, Series 2006-3,
Class A, 1.50%, 06/25/46(a)(b)		21	20,046
Merrill Lynch Mortgage Investors Trust:(a)
Series 2006-OPT1, Class M1, 1.50%, 08/25/37		49	25,459
Series 2006-RM3, Class A2B, 1.33%, 06/25/37		29	8,868
Morgan Stanley ABS Capital I, Inc. Trust:(a)
Series 2005-HE1, Class A2MZ,
1.84%, 12/25/34		155	151,755
Series 2005-HE5, Class M4, 2.11%, 09/25/35		149	68,381
Series 2007-NC1, Class A1, 1.37%, 11/25/36		515	327,880
Morgan Stanley IXIS Real Estate Capital Trust, Series 2006-2, Class A2, 1.35%, 11/25/36(a) .		36	18,425
Mountain Hawk I CLO Ltd., Series 2013-1A, Class B1, 3.49%, 01/20/24(a)(b)		250	251,931
MP CLO III Ltd., Series 2013-1A, Class A,
2.49%, 04/20/25(a)(b)		147	147,268
Navient Private Education Loan Trust:(a)(b)
Series 2014-AA, Class A2B, 2.48%, 02/15/29		545	553,819
Series 2014-CTA, Class B, 2.98%, 10/17/44 .		200	203,254
Series 2016-AA, Class B, 3.50%, 12/16/58		100	90,924
Neuberger Berman CLO XVI Ltd., Series 2014- 16A, Class B2R, 3.47%, 04/15/26(a)(b)		250	249,987
Oakwood Mortgage Investors, Inc.:(a)
Series 2001-D, Class A2, 5.26%, 01/15/19		26	21,056
Series 2001-D, Class A4, 6.93%, 09/15/31		15	13,579
Series 2002-B, Class M1, 7.62%, 06/15/32		82	67,799
OCP CLO Ltd., Series 2017-13A, Class A1A,
2.56%, 07/15/30(a)(b)		300	300,138
Octagon Investment Partners 24 Ltd.:(a)(b)
Series 2015-1A, Class A1R, 2.25%, 05/21/27		470	470,710
Series 2015-1A, Class A2AR, 2.70%, 05/21/27		310	310,000
Octagon Investment Partners XIX Ltd., Series
2014-1A, Class AR, 2.40%, 04/15/26(a)(b)		457	458,081
Octagon Investment Partners XVI Ltd., Series
2013-1A, Class A, 2.42%, 07/17/25(a)(b)		510	510,262
Octagon Investment Partners XVII Ltd., Series 2013-1A, Class A2R, 2.99%, 10/25/25(a)(b)		250	250,445
OFSI Fund VI Ltd., Series 2014-6A, Class A2,
3.20%, 03/20/25(a)(b)		101	101,085
OHA Loan Funding Ltd., Series 2013-2A, Class A, 2.58%, 08/23/24(a)(b)		225	225,032
OneMain Financial Issuance Trust:(b)
Series 2014-1A, Class A, 2.43%, 06/18/24		—	59
Series 2014-1A, Class B, 3.24%, 06/18/24		350	350,223
Series 2014-2A, Class B, 3.02%, 09/18/24		100	100,245
Series 2014-2A, Class D, 5.31%, 09/18/24		200	201,622
Series 2016-2A, Class A, 4.10%, 03/20/28		200	203,474
Option One Mortgage Acceptance Corp. Asset-
Backed Certificates, Series 2003-4, Class A2,
1.88%, 07/25/33(a)		203	196,880
Option One Mortgage Loan Trust:
Series 2007-CP1, Class 2A3,
1.45%, 03/25/37(a)		90	62,418
Series 2007-FXD2, Class 1A1,
5.82%, 03/25/37(c)		519	509,761

Security		Par (000)	Value
Asset-Backed Securities (continued)
Origen Manufactured Housing Contract Trust,
Series 2007-B, Class A1, 2.43%, 10/15/37(a)(b)(d)	USD	121	$114,746
Ownit Mortgage Loan Trust, Series 2006-2, Class A2C, 6.00%, 01/25/37(c)		70	65,067
OZLM Funding II Ltd., Series 2012-2A, Class
A1R, 2.75%, 10/30/27(a)(b)		1,043	1,045,903
OZLM Funding III Ltd., Series 2013-3A, Class BR, 4.31%, 01/22/29(a)(b)		320	323,758
OZLM Funding IV Ltd., Series 2013-4A, Class
A1R, 2.56%, 10/22/30(a)(b)(d)		390	390,000
OZLM Funding V Ltd., Series 2013-5A, Class BR, 3.65%, 01/17/26(a)(b)		250	250,626
OZLM IX Ltd., Series 2014-9A, Class CR,
4.86%, 01/20/27(a)(b)		250	250,283
Palmer Square CLO Ltd., Series 2013-1A, Class A2R, 2.81%, 05/15/25(a)(b)		400	400,000
Palmer Square Loan Funding Ltd., Series 2017-
1A, Class A1, 2.06%, 10/15/25(a)(b)		420	420,041
Pretium Mortgage Credit Partners I LLC:(b)(c)
Series 2017-NPL2, Class A1, 3.25%, 03/28/57		442	442,527
Series 2017-NPL3, Class A1, 3.25%, 06/29/32		359	358,073
Progress Residential Trust:(b)
Series 2016-SFR1, Class A, 2.73%, 09/17/33(a)		198	201,390
Series 2016-SFR1, Class E, 5.08%, 09/17/33(a)		100	103,372
Series 2016-SFR2, Class E, 4.78%, 01/17/34(a)		100	103,162
Series 2017-SFR1, Class A, 2.77%, 08/17/34		100	99,963
PRPM LLC, Series 2017-1A, Class A1,
4.25%, 01/25/22(b)(c)(d)		129	129,353
Race Point IX CLO Ltd., Series 2015-9A, Class A1AR, 2.54%, 10/15/30(a)(b)(d)		250	250,000
Race Point X CLO Ltd., Series 2016-10A, Class
A, 2.91%, 07/25/28(a)(b)		250	252,385
RAMP Trust, Series 2006-RS6, Class A4,
1.51%, 11/25/36(a)		239	198,954
RASC Trust, Series 2003-KS5, Class AIIB,
1.82%, 07/25/33(a)		71	67,336
RCO Mortgage LLC, Series 2015-NQM1, Class A,
4.73%, 11/25/45(a)(b)		8	7,662
Rockford Tower CLO Ltd.:(a)(b)
Series 2017-1A, Class A, 2.74%, 04/15/29		250	250,107
Series 2017-1A, Class B, 3.17%, 04/15/29		250	250,255
Securitized Asset-Backed Receivables LLC Trust,
Series 2006-WM4, Class A1, 1.43%, 11/25/36(a) (b)		136	83,861
SG Mortgage Securities Trust, Series 2006-OPT2,
Class A3D, 1.45%, 10/25/36(a)		100	69,360
Silver Creek CLO Ltd., Series 2014-1A, Class AR,
2.80%, 07/20/30(a)(b)		250	252,198
SLM Private Credit Student Loan Trust, Series
2004-B, Class A3, 1.65%, 03/15/24(a)		394	392,767
SMB Private Education Loan Trust, Series 2015- B, Class B, 3.50%, 12/17/40(b)		100	98,963
Sound Point CLO VIII Ltd., Series 2015-1A, Class B, 3.35%, 04/15/27(a)(b)		270	270,062
Sound Point CLO XI Ltd., Series 2016-1A, Class A, 2.96%, 07/20/28(a)(b)		250	252,895
Sound Point CLO XII Ltd., Series 2016-2A, Class A, 2.97%, 10/20/28(a)(b)		250	252,626
Sound Point CLO XIV Ltd., Series 2016-3A, Class A, 2.84%, 01/23/29(a)(b)		260	261,315
Sound Point CLO XV Ltd., Series 2017-1A, Class A, 2.70%, 01/23/29(a)(b)		250	251,780
Soundview Home Loan Trust, Series 2004- WMC1, Class M2, 2.03%, 01/25/35(a)		5	4,599

SCHEDULE OF INVESTMENTS	3

Schedule of Investments (continued) September 30, 2017 (unaudited)	BlackRock Total Return V.I. Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Asset-Backed Securities (continued)
SpringCastle America Funding LLC, Series 2016- AA, Class A, 3.05%, 04/25/29(b)	USD	359	$361,772
Sprint Spectrum Co. LLC, 3.36%, 09/20/21(b)		561	569,415
Stanwich Mortgage Loan Co. LLC:(b)(c)(d)
Series 2016-NPL2, Class NOTE,
3.72%, 08/16/46		294	295,224
Series 2017-NPB1, Class A1, 3.60%, 05/17/22		600	601,326
Structured Asset Securities Corp. Mortgage Pass-
Through Certificates, Series 2004-23XS, Class 2A1, 1.54%, 01/25/35(a)		149	145,709
Symphony CLO XII Ltd., Series 2013-12A, Class
AR, 2.33%, 10/15/25(a)(b)		255	254,828
THL Credit Wind River CLO Ltd., Series 2014-2A,
Class A2, 2.75%, 07/15/26(a)(b)		250	250,124
TICP CLO III Ltd., Series 2014-3A, Class AR,
2.49%, 01/20/27(a)(b)		250	250,069
Tricon American Homes Trust, Series 2015-SFR1,
Class A, 2.57%, 05/17/32(a)(b)		86	86,600
Turkish Airlines Pass-Through Trust,
4.20%, 03/15/27(b)		36	34,884
Union Pacific Railroad Co. Pass-Through Trust,
Series 14-1, 3.23%, 05/14/26		102	104,727
United Airlines Pass-Through Trust, Series B,
4.75%, 04/11/22		15	16,135
US Residential Opportunity Fund II Trust:(b)(c)
Series 2016-1II, Class A, 3.47%, 07/27/36		77	77,021
Series 2016-2II, Class A, 3.47%, 08/27/36		146	145,168
Series 2016-3II, Class A, 3.60%, 10/27/36		64	64,403
US Residential Opportunity Fund III Trust:(b)(c)
Series 2016-1III, Class A, 3.47%, 07/27/36		196	196,609
Series 2016-2III, Class A, 3.47%, 08/27/36		364	363,201
Series 2016-3III, Class A, 3.60%, 10/27/36		288	286,572
US Residential Opportunity Fund IV Trust:(b)(c)
Series 2016-1IV, Class A, 3.47%, 07/27/36		348	348,808
Series 2016-2IV, Class NOTE, 3.47%, 08/27/36		212	211,028
Velocity Commercial Capital Loan Trust, Series
2017-1, Class AFL, 2.49%, 05/25/47(a)(b)		148	149,605
Venture XIX CLO Ltd., Series 2014-19A, Class
AR, 2.67%, 01/15/27(a)(b)		250	249,835
Venture XVIII CLO Ltd., Series 2014-18A, Class
A, 2.75%, 10/15/26(a)(b)		315	315,014
Vibrant CLO III Ltd., Series 2015-3A, Class A1R, 2.79%, 04/20/26(a)(b)		250	250,742
VOLT LIX LLC, Series 2017-NPL6, Class A1,
3.25%, 05/25/47(b)(c)		370	370,662
VOLT LX LLC, Series 2017-NPL7, Class A1,
3.25%, 04/25/59(b)(c)		301	302,531
VOLT LXI LLC, Series 2017-NPL8, Class A1,
3.13%, 06/25/47(b)(c)		169	169,899
Voya CLO Ltd.:(a)(b)
Series 2013-2A, Class A1, 2.46%, 04/25/25		229	229,896
Series 2014-3A, Class A1, 2.73%, 07/25/26		250	250,311
Wachovia Asset Securitization Issuance II
LLC Trust, Series 2007-HE2A, Class A,
1.37%, 07/25/37(a)(b)		113	106,086
Washington Mutural Asset-Backed Certificates
WMABS Trust:(a)
Series 2006-HE4, Class 2A2, 1.42%, 09/25/36		173	87,717
Series 2006-HE5, Class 1A, 1.39%, 10/25/36		79	64,929
Series 2007-HE2, Class 2A2, 1.46%, 02/25/37		220	98,113
Wellfleet CLO Ltd., Series 2017-1A, Class A1,
2.43%, 04/20/29(a)(b)		250	250,096
WVUE, Series 2015-1A, Class A,
4.50%, 09/25/20(b)(c)(d)		39	39,070

Security		Par (000)	Value
Asset-Backed Securities (continued)
Yale Mortgage Loan Trust, Series 2007-1, Class A, 1.64%, 06/25/37(a)(b)	USD	101	$45,349

Total Asset-Backed Securities — 12.4% (Cost: $48,952,029)			49,430,899

Corporate Bonds — 26.7%

Aerospace & Defense — 0.3%
BAE Systems Holdings, Inc.(b):
2.85%, 12/15/20		39	39,481
4.75%, 10/07/44		8	8,714
Huntington Ingalls Industries, Inc.,
5.00%, 12/15/21(b)		35	36,061
Lockheed Martin Corp.:
3.55%, 01/15/26		44	45,414
3.60%, 03/01/35		139	137,009
4.50%, 05/15/36		18	19,678
4.07%, 12/15/42		94	95,554
4.09%, 09/15/52(b)		56	55,999
Northrop Grumman Corp., 3.85%, 04/15/45		100	97,350
United Technologies Corp.:
1.78%, 05/04/18(c)		284	284,135
4.15%, 05/15/45		98	100,904
4.05%, 05/04/47		265	268,613

			1,188,912
Air Freight & Logistics — 0.2%
FedEx Corp.:
4.90%, 01/15/34		185	207,747
3.90%, 02/01/35		194	196,645
4.10%, 02/01/45		88	86,924
4.75%, 11/15/45		98	106,728
4.55%, 04/01/46		94	100,117
4.40%, 01/15/47		136	141,376

			839,537
Airlines — 0.2%
American Airlines Group, Inc., 4.63%, 03/01/20(b)		69	70,984
Delta Air Lines, Inc., 2.88%, 03/13/20		871	880,795

			951,779
Auto Components — 0.1%
Delphi Automotive plc:
4.25%, 01/15/26		115	122,425
4.40%, 10/01/46		111	112,542

			234,967
Automobiles — 0.2%
Hyundai Capital America, 2.55%, 04/03/20(b)		786	784,625
Banks — 8.0%
Bank of America Corp.:
2.25%, 04/21/20		290	290,646
(3 Month LIBOR US + 0.660%),
2.37%, 07/21/21(e)		935	935,069
((3 Month LIBOR US+ 0.630%),
2.33%, 10/01/21(e)		1,735	1,731,375
3.30%, 01/11/23		202	206,939
3.88%, 08/01/25		460	481,857
3.50%, 04/19/26		376	382,270
3.25%, 10/21/27		174	170,514
4.18%, 11/25/27		460	476,779
(3 Month LIBOR US + 1.370%),
3.59%, 07/21/28(e)		570	575,534
4.88%, 04/01/44		22	25,110

4	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (continued) September 30, 2017 (unaudited)	BlackRock Total Return V.I. Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Shares Value
Banks (continued)
Bank of America Corp.: (continued)
(3 Month LIBOR US + 1.990%),
4.44%, 01/20/48(e)	USD	420	$454,804
Barclays plc:
4.84%, 05/09/28		385	398,833
4.95%, 01/10/47		200	218,573
BB&T Corp., 2.45%, 01/15/20		96	97,019
BNP Paribas SA(b):
2.95%, 05/23/22		565	569,970
3.80%, 01/10/24		200	207,910
Citigroup, Inc.:
1.80%, 02/05/18		142	142,001
2.50%, 07/29/19		453	456,793
2.90%, 12/08/21		2,040	2,065,133
3.50%, 05/15/23		114	116,137
3.88%, 03/26/25		135	138,130
(3 Month LIBOR US + 1.560%),
3.89%, 01/10/28(e)		145	148,856
(3 Month LIBOR US + 1.390%),
3.67%, 07/24/28(e)		555	560,435
4.13%, 07/25/28		637	655,435
4.75%, 05/18/46		460	500,748
Citizens Bank NA:
2.25%, 03/02/20		544	544,719
2.65%, 05/26/22		555	555,132
Credit Agricole SA, 3.25%, 10/04/24(b)		495	495,281
Credit Suisse Group Funding Guernsey Ltd.,
2.75%, 03/26/20		250	252,602
Fifth Third Bank, 2.25%, 06/14/21		216	216,005
HSBC Holdings plc:
2.65%, 01/05/22		928	931,411
(USD ICE Swap Rate 5 Year + 3.750%),
6.00%, 05/22/27(e)(f)		380	397,442
(3 Month LIBOR US + 1.550%),
4.04%, 03/13/28(e)		324	338,281
ING Groep NV, 3.95%, 03/29/27		288	300,105
Intesa Sanpaolo SpA(b):
3.13%, 07/14/22		465	466,147
5.02%, 06/26/24		1,041	1,058,284
JPMorgan Chase & Co.:
2.20%, 10/22/19		71	71,424
2.75%, 06/23/20		42	42,792
2.55%, 10/29/20		205	207,322
2.97%, 01/15/23		1,140	1,157,704
3.90%, 07/15/25		196	206,362
(3 Month LIBOR US + 1.340%),
3.78%, 02/01/28(e)		390	401,339
(3 Month LIBOR US + 1.380%),
3.54%, 05/01/28(e)		220	222,005
(3 Month LIBOR US + 1.360%),
3.88%, 07/24/38(e)		1,245	1,255,120
Lloyds Banking Group plc, 3.75%, 01/11/27		214	217,732
Macquarie Bank Ltd., (USD Swap Semi 5 Year + 3.700%), 6.13%, 03/08/27(b)(e)(f)		201	207,975
Mitsubishi UFJ Financial Group, Inc.,
3.000%, 02/22/22		455	461,261
Mizuho Financial Group, Inc., 2.95%, 02/28/22 .		1,338	1,348,759
Royal Bank of Scotland Group plc:
(3 Month LIBOR US + 1.470%),
2.79%, 05/15/23(e)		645	649,921
(3 Month LIBOR US + 1.480%),
3.50%, 05/15/23(e)		495	498,039
3.88%, 09/12/23		752	769,509

Security		Par (000)	Shares Value
Banks (continued)
Santander Holdings USA, Inc., 3.70%, 03/28/22(b)	USD	115	$117,167
Santander UK Group Holdings plc,
2.88%, 08/05/21		635	637,866
Sumitomo Mitsui Trust Bank Ltd.(b):
2.05%, 03/06/19		1,634	1,635,402
1.95%, 09/19/19		555	553,381
UBS Group Funding Switzerland AG(b):
4.13%, 09/24/25		200	210,382
4.25%, 03/23/28		500	524,503
UniCredit SpA, (USD ICE Swap Rate 5 Year +
3.700%), 5.86%, 06/19/32(b)(e)		606	635,056
US Bancorp:
2.95%, 07/15/22		190	194,450
3.10%, 04/27/26		70	69,673
3.15%, 04/27/27		160	160,933
Washington Mutual Bank(d)(g):
1.40%, 11/06/09		300	–
0.00%, 09/19/17		250	–
Washington Mutual, Inc., 1.40%, 09/29/17(d)(g)		500	–
Wells Fargo & Co.:
2.60%, 07/22/20		77	78,081
2.55%, 12/07/20		95	96,093
2.10%, 07/26/21		180	178,480
2.63%, 07/22/22		830	831,389
(3 Month LIBOR US + 1.310%),
3.58%, 05/22/28(e)		800	809,716

			32,012,115
Beverages — 0.2%
Anheuser-Busch InBev Finance, Inc.:
2.65%, 02/01/21		516	524,380
3.30%, 02/01/23		185	191,803
4.70%, 02/01/36		75	82,690

			798,873
Biotechnology — 0.8%
AbbVie, Inc.:
2.50%, 05/14/20		439	444,260
2.90%, 11/06/22		106	107,496
4.50%, 05/14/35		1,146	1,233,216
Amgen, Inc.:
2.13%, 05/01/20		107	107,148
4.40%, 05/01/45		222	235,028
Gilead Sciences, Inc.:
2.35%, 02/01/20		20	20,222
2.50%, 09/01/23		117	115,820
4.60%, 09/01/35		27	29,810
4.00%, 09/01/36		550	566,541
4.50%, 02/01/45		105	112,821
4.15%, 03/01/47		48	49,172

			3,021,534
Building Products — 0.2%
CRH America Finance, Inc., 3.40%, 05/09/27(b)		210	210,954
Johnson Controls International plc,
5.13%, 09/14/45		180	205,275
LafargeHolcim Finance US LLC,
4.75%, 09/22/46(b)		240	249,454

			665,683

SCHEDULE OF INVESTMENTS	5

Schedule of Investments (continued) September 30, 2017 (unaudited)	BlackRock Total Return V.I. Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Capital Markets — 1.8%
Bank of New York Mellon Corp. (The),
(3 Month LIBOR US + 3.130%),
4.62%, 09/20/26(e)(f)	USD	270	$275,454
Blackstone Holdings Finance Co. LLC,
4.00%, 10/02/47(b)		240	231,611
Credit Suisse AG, 3.00%, 10/29/21		259	265,915
Credit Suisse Group AG, 4.28%, 01/09/28(b)		250	260,404
Goldman Sachs Group, Inc. (The):
2.63%, 01/31/19		263	265,270
2.00%, 04/25/19		68	67,989
2.60%, 04/23/20		138	139,244
2.75%, 09/15/20		65	65,840
2.63%, 04/25/21		143	143,787
2.35%, 11/15/21		498	493,740
Moody’s Corp., 2.75%, 12/15/21		230	231,806
Morgan Stanley:
2.80%, 06/16/20		239	242,986
2.63%, 11/17/21		1,273	1,277,535
2.75%, 05/19/22		1,560	1,568,632
3.75%, 02/25/23		193	201,530
3.70%, 10/23/24		126	130,533
(3 Month LIBOR US + 1.340%), 3.59%, 07/22/28(e) (ICE		640	642,385
(3 Month LIBOR US + 1.460%), 3.97%, 07/22/38(e)		250	251,427
Northern Trust Corp., ((3 Month LIBOR US + 1.130%), 3.38%, 05/08/32(e)		195	195,072
State Street Corp.:
2.65%, 05/19/26		103	100,477
((3 Month LIBOR US + 1.00%), 2.32%, 06/15/47(e)		40	36,492

			7,088,129
Chemicals — 0.1%
Agrium, Inc., 4.13%, 03/15/35(h)		46	46,734
Dow Chemical Co. (The):
4.38%, 11/15/42		23	23,390
4.63%, 10/01/44		103	109,196
Eastman Chemical Co., 4.80%, 09/01/42		59	62,673
EI du Pont de Nemours & Co., 2.20%, 05/01/20		105	105,676
Monsanto Co., 3.60%, 07/15/42		107	95,227
Sherwin-Williams Co. (The):
4.00%, 12/15/42		20	19,013
4.50%, 06/01/47		75	78,709

			540,618
Commercial Services & Supplies — 0.3%
Catholic Health Initiatives, 4.35%, 11/01/42		30	28,107
Pitney Bowes, Inc., 3.87%, 05/15/22		838	824,513
Waste Management, Inc., 3.90%, 03/01/35		336	347,613

			1,200,233
Communications Equipment — 0.0%
Harris Corp., 2.70%, 04/27/20		28	28,294
Juniper Networks, Inc., 3.30%, 06/15/20		63	64,586

			92,880
Consumer Finance — 1.1%
AerCap Ireland Capital DAC:
4.63%, 10/30/20		462	491,657
3.50%, 05/26/22		531	543,728
American Express Credit Corp.:
2.25%, 08/15/19		177	178,470
3.30%, 05/03/27		100	100,982

Security		Par (000)	Value
Consumer Finance (continued)
Discover Financial Services, 4.10%, 02/09/27	USD	104	$105,674
General Motors Financial Co., Inc.:
3.10%, 01/15/19		41	41,578
3.70%, 11/24/20		117	121,128
3.20%, 07/06/21		600	610,547
3.15%, 06/30/22		1,300	1,310,366
4.00%, 01/15/25		151	154,000
((3 Month LIBOR US + 3.600%), 5.75%, 09/30/27(e)(f)		465	481,856
Synchrony Financial:
2.60%, 01/15/19		94	94,602
2.70%, 02/03/20		48	48,307
4.50%, 07/23/25		105	109,519

			4,392,414
Containers & Packaging — 0.2%
International Paper Co., 4.35%, 08/15/48		470	472,701
Reynolds Group Issuer, Inc., 5.75%, 10/15/20		210	213,686

			686,387
Diversified Consumer Services — 0.0%
Wesleyan University, 4.78%, 07/01/16		79	82,042
Diversi ied Financial Services — 0.6%
CIFC FDG Ltd., ((3 Month LIBOR US + 1.400%), 2.70%, 01/17/27(e)		890	894,465
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35		830	902,540
Litigation Fee Residual Funding LLC, 4.00%, 10/30/27(d)		107	106,387
ORIX Corp., 2.90%, 07/18/22		155	155,589
Shell International Finance BV:
4.13%, 05/11/35		291	307,300
3.63%, 08/21/42		44	42,103
Woodside Finance Ltd., 3.65%, 03/05/25(b)(h)		16	16,114

			2,424,498
Diversified Telecommunication Services — 1.3%
AT&T, Inc.:
4.25%, 03/01/27		240	247,027
3.90%, 08/14/27		330	330,643
5.25%, 03/01/37		254	267,304
5.15%, 02/14/50		810	813,944
Verizon Communications, Inc.:
((3 Month LIBOR US + 0.550%),
1.86%, 05/22/20(e)		2,640	2,643,640
4.13%, 03/16/27		500	521,707
4.50%, 08/10/33		400	409,836

			5,234,101
Electric Utilities — 0.8%
Baltimore Gas & Electric Co., 3.50%, 08/15/46 .		77	73,746
Emera US Finance LP:
2.15%, 06/15/19		147	147,059
2.70%, 06/15/21		222	223,196
Enel Finance International NV(b):
2.88%, 05/25/22		420	422,721
3.63%, 05/25/27		440	440,894
Exelon Corp.:
2.85%, 06/15/20		161	164,201
2.45%, 04/15/21		38	38,003
4.95%, 06/15/35		48	53,159
Genneia SA, 8.75%, 01/20/22(b)		65	71,034
NextEra Energy Operating Partners LP(b):
4.25%, 09/15/24		100	102,125
4.50%, 09/15/27		310	315,812

6	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (continued) September 30, 2017 (unaudited)	BlackRock Total Return V.I. Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Electric Utilities (continued)
Pampa Energia SA, 7.38%, 07/21/23(b)	USD	53	$57,643
Southern California Edison Co., 1.25%, 11/01/17		47	46,985
Stoneway Capital Corp., 10.00%, 03/01/27(b)		150	161,112
Trans-Allegheny Interstate Line Co.,
3.85%, 06/01/25(b)		250	261,403
Virginia Electric & Power Co.:
3.50%, 03/15/27		291	301,775
4.45%, 02/15/44		44	48,267
4.20%, 05/15/45		143	151,433

			3,080,568
Electrical Equipment — 0.0%
Eaton Corp., 2.75%, 11/02/22		118	118,817
Electronic Equipment, Instruments & Components — 0.1%
Amphenol Corp., 3.20%, 04/01/24		114	115,587
Tyco Electronics Group SA:
3.45%, 08/01/24		30	31,013
3.13%, 08/15/27		65	64,821

			211,421
Energy Equipment & Services — 0.1%
Halliburton Co., 3.80%, 11/15/25		190	195,094
Nabors Industries, Inc., 5.50%, 01/15/23		91	89,180
Schlumberger Holdings Corp., 3.00%, 12/21/20(b)		164	167,961

			452,235
Equity Real Estate Investment Trusts (REITs) — 0.2%
American Tower Corp.:
3.30%, 02/15/21		81	82,999
3.45%, 09/15/21		77	79,683
4.40%, 02/15/26		16	16,921
Crown Castle International Corp.:
3.40%, 02/15/21		48	49,419
2.25%, 09/01/21		197	194,282
3.20%, 09/01/24		405	403,077

			826,381
Food & Staples Retailing — 0.1%
Walgreens Boots Alliance, Inc.:
4.80%, 11/18/44		387	411,167
4.65%, 06/01/46		8	8,355

			419,522
Food Products — 0.1%(b)
Arcor SAIC, 6.00%, 07/06/23		28	29,960
Post Holdings, Inc., 6.00%, 12/15/22		213	223,118

			253,078
Gas Utilities — 0.0%
Dominion Energy Gas Holdings LLC,
4.60%, 12/15/44		97	101,558
Health Care Equipment & Supplies — 0.4%
Abbott Laboratories:
2.80%, 09/15/20		75	75,989
3.88%, 09/15/25		25	25,838
Becton Dickinson and Co.:
2.13%, 06/06/19		600	601,652
2.68%, 12/15/19		114	115,369
2.89%, 06/06/22		425	426,383
4.69%, 12/15/44		30	31,712
Boston Scientific Corp., 2.65%, 10/01/18		82	82,734
Medtronic, Inc., 4.38%, 03/15/35		270	297,214
Stryker Corp., 4.63%, 03/15/46		69	75,183

			1,732,074

Security		Par (000)	Value
Health Care Providers & Services — 0.7%
Aetna, Inc.:
4.50%, 05/15/42	USD	88	$96,430
4.13%, 11/15/42		32	33,421
4.75%, 03/15/44		60	68,337
3.88%, 08/15/47		180	181,945
AHS Hospital Corp., 5.02%, 07/01/45		49	58,034
Anthem, Inc.:
1.88%, 01/15/18		276	276,171
2.30%, 07/15/18		457	458,977
3.70%, 08/15/21		161	167,920
Baylor Scott & White Holdings, 4.19%, 11/15/45		40	42,091
Cigna Corp., 3.25%, 04/15/25		281	284,578
HCA, Inc., 3.75%, 03/15/19		210	214,462
Kaiser Foundation Hospitals, 4.15%, 05/01/47 .		148	158,550
Laboratory Corp. of America Holdings,
2.63%, 02/01/20		63	63,672
New York and Presbyterian Hospital (The), 3.56%, 08/01/36		40	39,085
Northwell Healthcare, Inc., 4.26%, 11/01/47		59	59,433
Ochsner Clinic Foundation, 5.90%, 05/15/45		35	43,835
RWJ Barnabas Health, Inc., 3.95%, 07/01/46		29	28,874
Southern Baptist Hospital of Florida, Inc., 4.86%, 07/15/45		35	38,839
SSM Health Care Corp., 3.82%, 06/01/27		297	307,461
UnitedHealth Group, Inc.:
2.70%, 07/15/20		46	46,915
4.63%, 07/15/35		16	18,337
4.20%, 01/15/47		123	131,066

			2,818,433
Hotels, Restaurants & Leisure — 0.1%
Caesars Growth Properties Holdings LLC, 9.38%, 05/01/22		190	204,250
McDonald’s Corp.:
4.70%, 12/09/35		270	297,650
4.88%, 12/09/45		27	30,394

			532,294
Household Durables — 0.0%
Newell Brands, Inc., 2.88%, 12/01/19		164	166,519
Industrial Conglomerates — 0.1%
Cia Latinoamericana de Infraestructura & Servicios SA, 9.50%, 07/20/23(b)		4	4,246
General Electric Co., 4.50%, 03/11/44		305	341,421
Ingersoll-Rand Luxembourg Finance SA, 4.65%, 11/01/44		16	17,331

			362,998
Insurance — 0.4%
Allstate Corp. (The), 4.20%, 12/15/46		134	142,485
American International Group, Inc.,
3.88%, 01/15/35		89	87,152
Aon plc, 4.75%, 05/15/45		200	217,504
Marsh & McLennan Cos., Inc.:
3.75%, 03/14/26		18	18,792
4.35%, 01/30/47		53	56,607
Principal Financial Group, Inc., 4.30%, 11/15/46		300	312,235
Travelers Cos., Inc. (The):
4.60%, 08/01/43		120	133,910
4.00%, 05/30/47		170	176,112
Willis North America, Inc., 3.60%, 05/15/24		546	558,545

			1,703,342
Internet & Direct Marketing Retail — 0.1%
Amazon.com, Inc., 3.88%, 08/22/37(b)		575	585,164

SCHEDULE OF INVESTMENTS	7

Schedule of Investments (continued) September 30, 2017 (unaudited)	BlackRock Total Return V.I. Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
IT Services — 0.2%
DXC Technology Co., 2.88%, 03/27/20	USD	124	$125,654
Fidelity National Information Services, Inc.:
3.63%, 10/15/20		7	7,289
4.50%, 08/15/46		158	163,555
Total System Services, Inc., 4.80%, 04/01/26		235	256,816
Visa, Inc., 4.15%, 12/14/35		53	57,850

			611,164
Media — 1.3%
CBS Corp., 2.30%, 08/15/19		96	96,524
Charter Communications Operating LLC:
4.46%, 07/23/22		405	428,501
4.91%, 07/23/25		79	84,452
3.75%, 02/15/28(b)		410	401,204
6.38%, 10/23/35		99	115,793
6.48%, 10/23/45		150	176,052
5.38%, 05/01/47(b)		410	425,935
Comcast Corp.:
3.38%, 08/15/25		279	287,877
4.25%, 01/15/33		35	37,636
4.40%, 08/15/35		196	212,501
3.20%, 07/15/36		380	356,675
4.75%, 03/01/44		310	346,542
4.60%, 08/15/45		45	49,508
3.40%, 07/15/46		65	59,910
Cox Communications, Inc., 3.15%, 08/15/24(b)		335	332,898
CSC Holdings LLC, 7.63%, 07/15/18		190	197,220
Discovery Communications LLC, 3.80%, 03/13/24		151	155,634
Interpublic Group of Cos., Inc. (The),
4.00%, 03/15/22		62	65,170
NBCUniversal Enterprise, Inc., 5.25%, 03/19/21(b) (f)		200	213,500
NBCUniversal Media LLC, 4.45%, 01/15/43		76	80,850
Time Warner Cable LLC:
5.00%, 02/01/20		58	61,320
4.13%, 02/15/21		160	166,136
4.00%, 09/01/21		22	22,794
5.50%, 09/01/41		63	65,415
4.50%, 09/15/42		9	8,530
Time Warner, Inc.:
2.10%, 06/01/19		260	260,429
3.60%, 07/15/25		50	50,178
4.85%, 07/15/45		156	158,540
Viacom, Inc.:
2.75%, 12/15/19		9	9,084
4.50%, 03/01/21		69	72,577

			4,999,385
Metals & Mining — 0.5%
Anglo American Capital plc, 3.63%, 09/11/24(b) ..		270	269,326
Barrick Gold Corp., 5.25%, 04/01/42		190	217,392
BHP Billiton Finance USA Ltd., 5.00%, 09/30/43		180	212,345
Glencore Funding LLC, 4.00%, 03/27/27(b)		440	442,664
Newmont Mining Corp.:
3.50%, 03/15/22		250	258,516
4.88%, 03/15/42		175	187,599
Nucor Corp., 5.20%, 08/01/43		40	46,549
Rio Tinto Finance USA plc, 4.13%, 08/21/42		110	114,647
Steel Dynamics, Inc., 5.13%, 10/01/21		96	98,760

			1,847,798
Multi-Utilities — 0.1%
Dominion Energy, Inc., 2.58%, 07/01/20		245	247,045
NiSource Finance Corp., 3.49%, 05/15/27		210	212,561

			459,606

Security		Par (000)	Value
Oil, Gas & Consumable Fuels — 1.0%
Andeavor Logistics LP, 5.50%, 10/15/19	USD	210	$221,025
BP Capital Markets plc, 3.22%, 04/14/24		470	478,725
Concho Resources, Inc.:
3.75%, 10/01/27		403	404,793
4.88%, 10/01/47		70	73,048
Enbridge, Inc.:
2.90%, 07/15/22		205	206,200
3.70%, 07/15/27		165	167,287
Endeavor Energy Resources LP,
7.00%, 08/15/21(b)		210	217,350
Enterprise Products Operating LLC:
5.10%, 02/15/45		38	42,342
4.90%, 05/15/46		177	193,368
EOG Resources, Inc.:
2.45%, 04/01/20		343	345,765
4.15%, 01/15/26		85	90,132
Exxon Mobil Corp.:
1.82%, 03/15/19		529	531,964
4.11%, 03/01/46		118	127,499
Halcon Resources Corp., 12.00%, 02/15/22(b)		70	84,350
MPLX LP, 5.20%, 03/01/47		68	71,195
Pioneer Natural Resources Co., 4.45%, 01/15/26		50	53,310
Resolute Energy Corp., 8.50%, 05/01/20		210	213,675
Spectra Energy Partners LP, 4.50%, 03/15/45		230	231,688
TransCanada PipeLines Ltd.:
1.88%, 01/12/18		48	48,041
2.50%, 08/01/22		44	43,995
Western Refining Logistics LP, 7.50%, 02/15/23		210	224,700

			4,070,452
Paper & Forest Products — 0.0%
Georgia-Pacific LLC, 7.38%, 12/01/25		97	123,261
Pharmaceuticals — 0.7%
Allergan Funding SCS:
2.35%, 03/12/18		354	355,031
3.00%, 03/12/20		740	755,487
3.80%, 03/15/25		770	799,652
4.55%, 03/15/35		290	309,405
4.75%, 03/15/45		131	141,729
Pfizer, Inc., 4.00%, 12/15/36		510	546,996

			2,908,300
Road & Rail — 0.3%
Burlington Northern Santa Fe LLC:
4.15%, 04/01/45		80	84,879
4.70%, 09/01/45		35	39,455
4.13%, 06/15/47		120	126,766
CSX Corp., 4.25%, 11/01/66		124	118,512
Norfolk Southern Corp., 4.05%, 08/15/52(b)		112	109,698
Penske Truck Leasing Co. LP, 3.40%, 11/15/26(b)		273	269,673
Union Pacific Corp.:
3.38%, 02/01/35		27	26,792
3.60%, 09/15/37		230	232,744
3.88%, 02/01/55		134	132,260

			1,140,779
Semiconductors & Semiconductor Equipment — 1.3%
Analog Devices, Inc.:
3.90%, 12/15/25		20	20,965
3.50%, 12/05/26		450	454,445
5.30%, 12/15/45		20	23,167
Applied Materials, Inc.:
3.30%, 04/01/27		218	222,038
4.35%, 04/01/47		129	138,044

8	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (continued) September 30, 2017 (unaudited)	BlackRock Total Return V.I. Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Semiconductors & Semiconductor Equipment (continued)
Broadcom Corp.(b):
2.38%, 01/15/20	USD	1,073	$1,078,927
3.00%, 01/15/22		1,604	1,630,758
3.63%, 01/15/24		1,031	1,059,226
Lam Research Corp.:
2.75%, 03/15/20		121	122,946
2.80%, 06/15/21		116	117,349
QUALCOMM, Inc.:
2.60%, 01/30/23		290	290,685
4.80%, 05/20/45		78	85,615
Xilinx, Inc., 2.95%, 06/01/24		125	125,192

			5,369,357
Software — 1.0%
Autodesk, Inc., 3.50%, 06/15/27		425	423,949
Microsoft Corp.:
3.50%, 02/12/35		231	235,132
3.45%, 08/08/36		540	543,903
3.70%, 08/08/46		200	201,688
4.25%, 02/06/47		630	696,516
Oracle Corp.:
3.25%, 05/15/30		151	151,038
3.90%, 05/15/35		181	189,820
4.00%, 07/15/46		183	189,351
4.38%, 05/15/55		47	50,351
VMware, Inc., 2.30%, 08/21/20		1,190	1,193,484

			3,875,232
Technology Hardware, Storage & Peripherals — 1.1%
Apple, Inc.:
3.00%, 02/09/24		276	282,831
2.85%, 05/11/24		1,040	1,052,629
3.45%, 02/09/45		39	36,959
4.65%, 02/23/46		899	1,018,562
Dell International LLC(b):
5.45%, 06/15/23		331	362,246
8.35%, 07/15/46		240	308,240
Hewlett Packard Enterprise Co.:
2.85%, 10/05/18		470	474,699
2.10%, 10/04/19(b)		445	445,151
3.60%, 10/15/20		228	236,332
HP, Inc., 3.75%, 12/01/20		16	16,636

			4,234,285
Thrifts & Mortgage Finance — 0.1%
BPCE SA, 3.00%, 05/22/22(b)		330	331,823
Tobacco — 0.1%
BAT Capital Corp., 4.39%, 08/15/37(b)		205	210,373
Reynolds American, Inc.:
2.30%, 06/12/18		60	60,264
3.25%, 06/12/20		25	25,691

			296,328
Trading Companies & Distributors — 0.2%
Air Lease Corp., 2.63%, 07/01/22		415	412,023
Aviation Capital Group Corp., 2.88%, 09/17/18(b)		160	161,363
GATX Corp.:
2.60%, 03/30/20		59	59,539
3.85%, 03/30/27		86	87,400

			720,325
Wireless Telecommunication Services — 0.0%
Rogers Communications, Inc., 5.00%, 03/15/44		22	24,809
Total Corporate Bonds — 26.7% (Cost: $104,960,543)			106,616,635

Security		Par (000)	Value
Floating Rate Loan Interests — 0.5%(d)(e)

Capital Market — 0.5%
LSTAR Securities Financing Vehicle I, 1st Lien Term Loan, (ICE LIBOR USD 1 Month + 2.500%), 3.73%, 05/10/25(d)(e)	USD	1,167	$1,156,851
LSTAR Securities Financing Vehicle II LLC, Term Loan, (ICE LIBOR USD 1 Month + 2.000%), 3.24%, 06/16/25(d)(e)		677	669,953

			1,826,804
Total Floating Rate Loan Interests — 0.5% (Cost: $1,827,023)			1,826,804

Foreign Agency Obligations — 0.5%

Argentina — 0.0%
YPF SA:(b)
8.88%, 12/19/18		69	73,692
8.50%, 03/23/21		12	13,466
6.95%, 07/21/27		65	68,900

			156,058
Brazil — 0.3%
Petrobras Global Finance BV:
5.38%, 01/27/21		252	265,860
6.13%, 01/17/22		191	205,325
5.30%, 01/27/25(b)		26	25,961
7.38%, 01/17/27		27	29,727
6.00%, 01/27/28(b)		462	461,654

			988,527
Mexico — 0.2%
Mexico City Airport Trust, 5.50%, 07/31/47(b)		400	404,960
Petroleos Mexicanos:
4.63%, 09/21/23		20	20,658
6.50%, 03/13/27(b)(h)		264	292,573

			718,191
Total Foreign Agency Obligations — 0.5% (Cost: $1,808,974)			1,862,776

Foreign Government Obligations — 4.8%

Argentina — 0.4%
Republic of Argentina:
6.25%, 04/22/19		841	885,152
5.63%, 01/26/22		463	486,150
8.75%, 05/07/24		140	161,422
6.88%, 01/26/27		52	56,186
7.82%, 12/31/33	EUR	100	131,656

			1,720,566
Colombia — 0.2%
Republic of Colombia, 4.00%, 02/26/24	USD	815	849,230

Hungary — 0.1%
Republic of Hungary, 5.38%, 03/25/24		280	320,250

Indonesia — 0.6%
Republic of Indonesia:
5.88%, 03/13/20		100	108,753
8.38%, 03/15/24	IDR	319,000	26,199
4.75%, 01/08/26	USD	400	436,130
8.38%, 09/15/26	IDR	2,759,000	230,651
7.00%, 05/15/27		1,073,000	82,732
7.50%, 08/15/32		4,648,000	361,480

SCHEDULE OF INVESTMENTS	9

Schedule of Investments (continued) September 30, 2017 (unaudited)	BlackRock Total Return V.I. Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Indonesia (continued)
Republic of Indonesia: (continued)
8.38%, 03/15/34	IDR	2,615,000	$213,758
8.25%, 05/15/36		8,107,000	661,489
7.50%, 05/15/38		3,449,000	265,032

			2,386,224
Lebanon — 0.1%
Lebanese Republic:
6.10%, 10/04/22	USD	134	133,780
6.65%, 04/22/24		75	75,065
6.85%, 03/23/27		242	240,708

			449,553
Mexico — 1.5%
United Mexican States:
4.75%, 06/14/18	MXN	2,300	124,317
5.00%, 12/11/19		74,200	3,928,688
4.15%, 03/28/27	USD	1,614	1,696,395
10.00%, 11/20/36	MXN	2,800	198,534
8.50%, 11/18/38		3,000	187,631

			6,135,565
Panama — 0.1%
Republic of Panama, 3.75%, 03/16/25	USD	280	292,880

Peru — 0.0%
Republic of Peru, 7.35%, 07/21/25		100	131,300

Philippines — 0.2%
Republic of the Philippines, 5.50%, 03/30/26		520	620,612

Russia — 0.6%
Russian Federation:
6.40%, 05/27/20	RUB	11,677	197,714
7.50%, 08/18/21		34,358	597,863
7.40%, 12/07/22		7,333	126,964
4.88%, 09/16/23	USD	200	217,792
4.75%, 05/27/26		200	212,000
7.75%, 09/16/26	RUB	13,799	243,810
8.15%, 02/03/27		35,475	645,601
7.05%, 01/19/28		14,629	246,714

			2,488,458
Saudi Arabia — 0.2%
Kingdom of Saudi Arabia, 3.63%, 03/04/28(b)	USD	732	722,543

South Africa — 0.2%
Republic of South Africa:
5.50%, 03/09/20		444	472,206
5.88%, 05/30/22		100	109,794
6.25%, 03/31/36	ZAR	2,050	109,187
6.50%, 02/28/41		1,030	53,924
8.75%, 02/28/48		3,990	266,524

			1,011,635
Turkey — 0.5%
Republic of Turkey:
7.00%, 06/05/20	USD	265	289,354
9.20%, 09/22/21	TRY	1,375	364,208
11.00%, 03/02/22		1,895	535,054
8.80%, 09/27/23		680	174,822
7.38%, 02/05/25	USD	208	241,602
6.00%, 03/25/27		200	214,688

			1,819,728

Security		Par (000)	Value
Uruguay — 0.1%
Republic of Uruguay, 4.38%, 10/27/27	USD	270	$290,925

Total Foreign Government Obligations — 4.8% (Cost: $19,084,210)			19,239,469

Municipal Bonds — 3.8%
Adams & Weld Counties School District No 27J Brighton, Series 2017, GO, 5.00%, 12/01/42		60	70,393
Alamo Community College District;(i)
Series 2017, GO, 5.00%, 08/15/30		40	48,808
Series 2017, GO, 5.00%, 08/15/31		40	48,531
Series 2017, GO, 5.00%, 08/15/34		40	47,802
Series 2017, GO, 5.00%, 08/15/35		40	47,612
Series 2017, GO, 5.00%, 08/15/36		60	71,135
Series 2017, GO, 5.00%, 08/15/37		60	70,909
Series 2017, GO, 5.00%, 08/15/38		50	58,950
American Municipal Power, Inc., Series 2009B, RB, 6.45%, 02/15/44		30	40,174
Arizona Health Facilities Authority, Series 2007B, RB, VRDN, 1.68%, 01/01/37(a)		35	30,876
Bay Area Toll Authority;
Series 2010S-1, RB, 6.92%, 04/01/40		90	127,845
Series 2010S-1, RB, 7.04%, 04/01/50		190	292,093
Brooklyn Arena Local Development Corp. (Barclays Center), Series 2016A, RB, 5.00%, 07/15/42		70	78,207
Buckeye Tobacco Settlement Financing Authority, Series 2007A-2, RB, 5.88%, 06/01/47		150	143,505
California Health Facilities Financing Authority (Cedars- Sinai Medical Center), Series 2016A, RB, 5.00%, 08/15/33		40	47,253
California State Public Works Board (Various Capital Projects), Series 2009G, Sub-Series G-2, RB, 8.36%, 10/01/34		35	53,312
Central Texas Regional Mobility Authority;
Series 2015A, RB, 5.00%, 01/01/45		30	33,311
Series 2016, RB, 5.00%, 01/01/46		30	33,497
Chesapeake Bay Bridge & Tunnel District (Parallel Thimble Shoal Tunnel Project);
Series 2016, RB, 5.00%, 07/01/41		30	34,340
Series 2016, RB, 5.00%, 07/01/51		25	27,785
Chino Valley Unified School District (San Bernardino County), Series 2017A, GO, 5.25%, 08/01/47		90	108,158
City and County of Honolulu, Hawaii, Series 2017A, GO, 5.00%, 09/01/41		30	35,284
City and County of San Francisco Airport Commission;
Series 2016B, RB, 5.00%, 05/01/41		60	68,634
Series 2016B, RB, 5.00%, 05/01/46		30	34,123
City of Aurora, Colorado, Series 2016, RB, 5.00%, 08/01/46		60	69,709
City of Houston Combined Utility System, Series 2016B, RB, 5.00%, 11/15/35		40	47,079
City of Hutto, Texas (Williamson County), Series 2017, GO, 5.00%, 08/01/57(i)		30	34,263
City of Los Angeles Department of Airports, Series 2017A, RB, 5.00%, 05/15/47		50	57,494
City of Riverside, California, Series 2010A, RB, 7.61%, 10/01/40		50	75,600

10	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (continued) September 30, 2017 (unaudited)	BlackRock Total Return V.I. Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Municipal Bonds (continued)
Clark County School District;
Series 2015C, GO, 5.00%, 06/15/27	USD	5	$6,019
Series 2015C, GO, 5.00%, 06/15/28		15	17,950
Colorado Health Facilities Authority (Catholic
Health Initiatives), Series 2011A, RB,
5.25%, 02/01/31		25	26,724
Commonwealth Financing Authority, Series
2016A, RB, 4.14%, 06/01/38		60	62,747
Commonwealth of Puerto Rico, Series 2014A,
GO, 8.00%, 07/01/35(g)		1,180	572,300
Connecticut State Health & Educational Facility
Authority (Hartford Healthcare Corporation);
Series 2015F, RB, 5.00%, 07/01/45		60	65,214
Series 2015L, RB, 5.00%, 07/01/45		90	100,716
Contra Costa Community College District, Series 2010B, GO, 6.50%, 08/01/34		10	12,871
County of Clark Department of Aviation, Series 2017C, RB, 5.00%, 07/01/21		60	67,663
County of Miami-Dade;
Series 2016B, RB, 2.50%, 10/01/24		80	78,228
Series 2017D, RB, 3.35%, 10/01/29		20	19,871
Series 2017D, RB, 3.45%, 10/01/30		35	34,971
Series 2017D, RB, 3.50%, 10/01/31		30	29,947
Series 2016A, GO, 5.00%, 07/01/35		30	35,041
Series 2015A, RB, 5.00%, 10/01/38		10	11,315
Series 2017B, RB, 5.00%, 10/01/40		60	69,352
Dallas Area Rapid Transit;
Series 2016A, RB, 5.00%, 12/01/41		60	69,485
Series 2016A, RB, 5.00%, 12/01/46		90	103,590
District of Columbia, Series 2009E, RB,
5.59%, 12/01/34		95	118,166
District of Columbia Water & Sewer Authority
(DC Clean Rivers Project), Series 2017A, RB,
5.00%, 10/01/52		90	103,386
Dutchess County Local Development Corp.
(Health Quest Systems, Inc. Project), Series
2016B, RB, 5.00%, 07/01/46		100	111,863
East Bay Municipal Utility District (Alameda and
Contra Costa Counties), Series 2017A, RB,
5.00%, 06/01/45		30	35,501
Geisinger Authority Pennsylvania Health System, Series 2017A-1, RB, 5.00%, 02/15/45(i)		70	79,649
Golden State Tobacco Securitization Corp.;
Series 2007A-1, RB, 5.13%, 06/01/47		140	138,956
Series 2007A-1, RB, 5.75%, 06/01/47		25	25,000
Grant County Public Utility District No 2 (The
Priest Rapids Project), Series 2015M, RB,
4.58%, 01/01/40		15	15,453
Great Lakes Water Authority Michigan
Water Supply System, Series 2016C, RB,
5.25%, 07/01/33		20	24,248
Health & Educational Facilities Authority of the State of Missouri (Saint Luke’s Health System, Inc.);
Series 2016, RB, 5.00%, 11/15/29		25	29,414
Series 2017A, RB, 3.65%, 08/15/57		100	99,143
Kentucky Economic Development Finance
Authority (Owensboro Health, Inc.), Series
2015A, RB, 5.25%, 06/01/50		30	32,579
Los Angeles Community College District, Series
2010E, GO, 6.60%, 08/01/42		145	209,419
Los Angeles Department of Water & Power,
Series 2010A, RB, 6.60%, 07/01/50		30	44,932
Los Angeles Unified School District, Series 2010I, GO, 6.76%, 07/01/34		150	207,871

Security		Par (000)	Value
Municipal Bonds (continued)
Massachusetts Bay Transportation Authority;(i)
Series 2017A, Sub-Series A-1, RB,
5.00%, 07/01/39	USD	30	$35,413
Series 2017A, Sub-Series A-1, RB,
5.00%, 07/01/40		30	35,385
Series 2017A, Sub-Series A-1, RB,
5.00%, 07/01/41		40	46,994
Series 2017A, Sub-Series A-2, RB,
5.00%, 07/01/41		30	35,163
Series 2017A, Sub-Series A-1, RB,
5.00%, 07/01/42		40	46,958
Series 2017A, Sub-Series A-2, RB,
5.00%, 07/01/42		30	35,107
Series 2017A, Sub-Series A-2, RB,
5.00%, 07/01/43		30	35,052
Series 2017A, Sub-Series A-2, RB,
5.00%, 07/01/44		30	34,997
Series 2017A, Sub-Series A-2, RB,
5.00%, 07/01/45		30	34,969
Massachusetts Clean Water Trust (The);
Series 19, RB, 5.00%, 02/01/27		15	18,469
Series 19, RB, 5.00%, 02/01/28		35	42,828
Massachusetts Development Finance Agency
(Partners Healthcare System Issue), Series
2016Q, RB, 5.00%, 07/01/47		50	56,328
Mesquite Independent School District,
5.00%, 08/15/42		60	69,696
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Vanderbilt University Medical Center), Series 2016A, RB, 5.00%, 07/01/46		60	66,686
Metropolitan Transportation Authority;
Series 2010A, RB, 6.67%, 11/15/39		55	75,967
Series 2010C-1, RB, 6.69%, 11/15/40		30	41,457
Series 2017A, RB, 5.00%, 11/15/42		60	69,913
Series 2017A, Sub-Series A-1, RB,
5.25%, 11/15/57		80	94,282
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement Project);
Series 2009B, RB, 0.00%, 10/01/39(j)		30	12,749
Series 2009D, RB, 7.46%, 10/01/46		30	43,497
Miami-Dade County Educational Facilities Authority (University of Miami Issue), Series 2015B, RB, 5.07%, 04/01/50		30	32,999
Michigan Finance Authority (Henry Ford Health
System), Series 2016, RB, 5.00%, 11/15/41		30	33,439
Mississippi Hospital Equipment & Facilities
Authority (Baptist Memorial Health
Corporation), Series 2016A, RB,
5.00%, 09/01/46		60	65,451
Municipal Electric Authority of Georgia (General Resolution Projects);
Series 2009B, Sub-Series B, RB,
5.00%, 01/01/20		60	64,806
Series 2010A, RB, 6.64%, 04/01/57		40	50,437
New Jersey Transportation Trust Fund Authority, Series 2016A, Sub-Series A-2, RB, 5.00%, 06/15/29		30	33,441
New Jersey Turnpike Authority, Series 2009F, RB, 7.41%, 01/01/40		60	90,454
New York City Municipal Water Finance Authority;
Series 2010AA, RB, 5.75%, 06/15/41		35	46,527
Series 2010EE, RB, 6.01%, 06/15/42		25	34,136
Series 2011EE, RB, 5.38%, 06/15/43		200	224,634
Series 2011EE, RB, 5.50%, 06/15/43		240	270,660

SCHEDULE OF INVESTMENTS	11

Schedule of Investments (continued) September 30, 2017 (unaudited)	BlackRock Total Return V.I. Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Municipal Bonds (continued)

New York City Municipal Water Finance Authority; (continued)
Series 2011CC, RB, 5.88%, 06/15/44	USD	40	$54,773
Series 2017DD, RB, 5.00%, 06/15/47		270	314,823
New York City Transitional Finance Authority;
Series 2017A, Sub-Series A-2, RB,
2.28%, 05/01/26		45	42,771
Series 2017F, Sub-Series F-2, RB,
3.05%, 05/01/27		160	159,075
Series 2017B, Sub-Series B-1, RB,
5.00%, 08/01/31		20	23,943
Series 2016E, Sub-Series E-1, RB,
5.00%, 02/01/35		40	46,762
Series 2017A, Sub-Series A-1, RB,
5.00%, 05/01/36		40	46,809
New York City Transitional Finance Authority
Building Aid, Series 2015S-2, RB,
5.00%, 07/15/40		30	34,751
New York Convention Center Development Corp.;
Series 2015, RB, 5.00%, 11/15/40		30	34,461
Series 2016A, RB, 5.00%, 11/15/46		90	103,501
New York State Dormitory Authority;
Series 2016D, RB, 5.00%, 02/15/27		30	37,088
Series 2016D, RB, 5.00%, 02/15/28		30	36,717
Series 2016A, RB, 5.00%, 03/15/29		90	110,294
Series 2016A, RB, 5.00%, 02/15/31		30	35,884
Series 2015B, RB, 5.00%, 03/15/32		40	47,496
Series 2010H, RB, 5.39%, 03/15/40		30	37,499
New York State Urban Development Corp.;
Series 2017B, RB, 2.86%, 03/15/24		190	191,674
Series 2017B, RB, 3.12%, 03/15/25		100	102,371
New York Transportation Development Corp. (Laguardia Airport Terminal B Redevelopment Project);
Series 2016A, RB, 5.00%, 07/01/46		30	32,946
Series 2016A, RB, 5.25%, 01/01/50		280	311,142
Northwest Independent School District,
Series 2017, GO, 5.00%, 02/15/42		80	92,285
Orange County Local Transportation Authority,
Series 2010A, RB, 6.91%, 02/15/41		75	106,193
Oregon School Boards Association;
Series 2002B, GO, 5.49%, 06/30/23		115	132,748
Series 2005A, GO, 4.76%, 06/30/28		160	176,744
Oxnard School District, Series 2016A, GO,
5.00%, 08/01/45		40	46,438
Palm Beach County Facilities School Board,
5.00%, 08/01/26		170	208,242
Pennsylvania Turnpike Commission;
Series 2017B, Sub-Series B-1, RB,
5.00%, 06/01/42		30	33,795
Series 2017B, Sub-Series B-1, RB,
5.25%, 06/01/47		30	34,541
Port Authority of New York & New Jersey;
Series 181, RB, 4.96%, 08/01/46		80	97,482
Series 2016, RB, 5.00%, 11/15/47		30	34,415
Series 174, RB, 4.46%, 10/01/62		115	128,518
Series 192, RB, 4.81%, 10/15/65		60	70,375
Princeton Independent School District, Series
2017, GO, 5.25%, 02/15/47		60	71,441
Public Power Generation Agency, Whelan Energy
Center Unit 2, 5.00%, 01/01/35		40	46,018
Richardson Independent School District,
5.00%, 02/15/42		60	69,358

Security		Par (000)	Value
Municipal Bonds (continued)
Port Authority of New York & New Jersey; (continued)
Royal Oak Hospital Finance Authority (William
Beaumont Hospital Obligated Group), Series
2014D, RB, 5.00%, 09/01/39	USD	40	$44,149
Salt Lake City Corp.;
Series 2017A, RB, 5.00%, 07/01/47		105	119,969
Series 2017B, RB, 5.00%, 07/01/47		50	58,395
Salt River Project Agricultural Improvement &
Power District (Arizona Salt River Project),
Series 2015A, RB, 5.00%, 12/01/36		40	46,728
San Antonio Electric & Gas, Series 2010A, RB,
5.81%, 02/01/41		90	117,205
San Diego Public Facilities Financing Authority,
Series 2016A, RB, 5.00%, 05/15/39		50	58,587
South Carolina Public Service Authority;
Series 2016D, RB, 2.39%, 12/01/23		92	86,056
Series 2014C, RB, 5.00%, 12/01/46		30	32,851
Series 2014A, RB, 5.00%, 12/01/49		60	65,540
Series 2015A, RB, 5.00%, 12/01/50		60	65,880
State Board of Administration Finance Corp.,
Series 2013A, RB, 3.00%, 07/01/20(i)		130	132,501
State of California;
Series 2016, GO, 5.00%, 09/01/27		5	6,162
Series 2009, GO, 7.50%, 04/01/34		60	87,222
Series 2009, GO, 7.55%, 04/01/39		265	407,517
Series 2009, GO, 7.30%, 10/01/39		25	36,677
Series 2009, GO, 7.35%, 11/01/39		40	58,760
Series 2010, GO, 7.60%, 11/01/40		40	62,474
State of Georgia;
Series 2016C-1, GO, 5.00%, 07/01/26		25	31,224
Series 2017A, GO, 5.00%, 02/01/28		60	74,881
Series 2017A, GO, 5.00%, 02/01/29		60	74,425
Series 2017A, GO, 5.00%, 02/01/30		60	74,030
Series 2017A, GO, 5.00%, 02/01/31		75	91,787
Series 2017A, GO, 5.00%, 02/01/32		75	91,295
State of Illinois, Series 2003, GO,
5.10%, 06/01/33		220	222,358
State of Kansas Department of Transportation,
Series 2015B, RB, 5.00%, 09/01/35		30	35,289
State of Maryland, Series 2017A, GO,
5.00%, 03/15/28		30	37,417
State of Ohio;
Series 2017A, GO, 5.00%, 05/01/27		60	73,277
Series 2017A, GO, 5.00%, 05/01/30		40	48,191
Series 2017A, GO, 5.00%, 03/15/32		90	105,989
Series 2017A, GO, 5.00%, 05/01/32		60	71,728
Series 2017A, GO, 5.00%, 05/01/34		40	47,358
Series 2017A, GO, 5.00%, 05/01/35		40	47,297
Series 2017A, GO, 5.00%, 05/01/36		90	106,144
Series 2017A, GO, 5.00%, 05/01/37		70	82,398
State of Washington;
Series R-2015C, GO, 5.00%, 07/01/28		5	5,958
Series R-2017A, GO, 5.00%, 08/01/28		30	36,576
Series R-2017A, GO, 5.00%, 08/01/29		30	36,442
Series R-2017A, GO, 5.00%, 08/01/30		30	36,264
Series 2018B, GO, 5.00%, 08/01/40(i)		40	47,011
Series 2018A, GO, 5.00%, 08/01/40(i)		80	94,022
Series 2018B, GO, 5.00%, 08/01/41(i)		40	46,974
Series 2018A, GO, 5.00%, 08/01/41(i)		90	105,691
Series 2018A, GO, 5.00%, 08/01/42(i)		100	117,248
Series 2018B, GO, 5.00%, 08/01/42(i)		40	46,899
State of Wisconsin, Series 2017C, RB,
3.15%, 05/01/27		165	165,952

12	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (continued) September 30, 2017 (unaudited)	BlackRock Total Return V.I. Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Municipal Bonds (continued)
Sumter Landing Community Development District, Series 2016, RB, 4.17%, 10/01/47	USD	100	$105,086
Tampa-Hillsborough County Expressway
Authority, Series 2017, RB, 5.00%, 07/01/47		30	34,489
Texas A&M University;
Series 2017B, RB, 2.76%, 05/15/26		175	173,878
Series 2017B, RB, 2.84%, 05/15/27		75	74,654
Texas Water Development Board (Master Trust);
Series 2015A, RB, 5.00%, 10/15/40		50	58,108
Series 2015A, RB, 5.00%, 10/15/45		50	57,796
Tobacco Settlement Financing Corp.,
Series 20071A, RB, 5.00%, 06/01/41		60	58,349
TSASC, Inc., Series 2017A, RB, 5.00%, 06/01/41		60	66,358
United Independent School District,
5.00%, 08/15/47		50	58,324
University of California;
Series 2017AX, RB, 3.06%, 07/01/25		100	102,556
Series 2010H, RB, 6.40%, 05/15/31		70	88,736
Series 2009F, RB, 6.58%, 05/15/49		75	103,796
Series 2012AD, RB, 4.86%, 05/15/12		20	21,607
University of Houston;
Series 2017A, RB, 5.00%, 02/15/33		30	35,216
Series 2017A, RB, 5.00%, 02/15/34		30	35,044
Series 2017A, RB, 5.00%, 02/15/35		70	81,598
Series 2017A, RB, 5.00%, 02/15/36		90	104,546
University of Massachusetts Building Authority (Project Revenue Bonds), Series 2015-1, RB, 5.00%, 11/01/31		40	47,378
University of New Mexico, Series 2017, RB, 5.00%, 06/01/47		60	69,190
University of Virginia;
Series 2017B, RB, 5.00%, 04/01/44		70	82,711
Series 2017B, RB, 5.00%, 04/01/46		60	70,785
Series 2017C, RB, 4.18%, 09/01/17		85	85,094
Weld County School District No 4, Series 2016, GO, 5.25%, 12/01/41		50	59,402
West Virginia Hospital Finance Authority (West Virginia United Health System Obligated Group);
Series 2016A, RB, 5.00%, 06/01/19		25	26,480
Series 2016A, RB, 5.00%, 06/01/20		30	32,747
Series 2016A, RB, 5.00%, 06/01/21		30	33,564
Series 2016A, RB, 5.00%, 06/01/22		30	34,242
Series 2016A, RB, 5.00%, 06/01/23		25	28,988
Series 2016A, RB, 5.00%, 06/01/24		25	29,426
Wisconsin Health & Educational Facilities Authority (Thedacare, Inc.), Series 2015, RB, 5.00%, 12/15/44		30	32,705

Total Municipal Bonds — 3.8% (Cost: $14,988,315)			15,062,184

Non-Agency Mortgage-Backed Securities — 6.2%(a)(d)

Collateralized Mortgage Obligations — 2.6%
Ajax Mortgage Loan Trust(b)(c):
Series 2015-C, Class A, 3.88%, 03/25/57		195	191,668
Series 2016-A, Class A, 4.25%, 08/25/64		119	120,222
American Home Mortgage Assets Trust(a):
Series 2006-4, Class 1A12, 1.45%, 10/25/46.		101	79,858
Series 2007-1, Class A1, 1.59%, 02/25/47		78	52,335
Series 2006-5, Class A1, 1.81%, 11/25/46		145	84,153
Series 2006-3, Class 2A11, 1.83%, 10/25/46.		81	70,626

Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Angel Oak Mortgage Trust I LLC, Series 2016-1, Class A1, 3.50%, 07/25/46(b)(c)	USD	64	$64,398
Angel Oak Mortgage Trust LLC, Series 2015-1,
Class A, 4.50%, 11/25/45(b)(c)		17	16,938
APS Resecuritization Trust(a)(b)(d):
Series 2016-3, Class 4A, 3.84%, 04/27/47		80	80,766
Series 2016-3, Class 3A, 4.09%, 09/27/46		286	288,908
Banc of America Funding Trust, Series 2016-R2, Class 1A1, 4.70%, 05/01/33(a)(b)(d)		104	105,969
Bear Stearns ALT-A Trust II, Series 2007-1, Class
1A1, 3.41%, 09/25/47(a)		117	95,901
Bear Stearns Mortgage Funding Trust(a):
Series 2007-AR3, Class 1A1, 1.38%, 03/25/37		22	20,911
Series 2007-AR2, Class A1, 1.41%, 03/25/37		207	183,988
Series 2007-AR4, Class 1A1, 1.44%, 09/25/47		91	84,458
Series 2007-AR4, Class 2A1, 1.44%, 06/25/37		29	26,366
Series 2006-SL1, Class A1, 1.52%, 08/25/36		88	89,030
CHL Mortgage Pass-Through Trust(a):
Series 2006-OA5, Class 3A1, 1.44%, 04/25/46		33	30,694
Series 2006-OA4, Class A1, 1.85%, 04/25/46		172	98,399
CIM Trust, 1.00%, 06/25/57(a)		690	686,416
COLT LLC, Series 2015-1, Class A1V,
4.24%, 12/26/45(a)(b)		18	18,130
Countrywide Alternative Loan Trust:
Series 2007-OA3, Class 1A1,
1.38%, 04/25/47(a)		30	26,576
Series 2006-OA8, Class 1A1,
1.43%, 07/25/46(a)		19	16,834
Series 2006-OA6, Class 1A2,
1.45%, 07/25/46(a)		53	50,440
Series 2006-OC7, Class 2A3,
1.49%, 07/25/46(a)		90	72,023
Series 2005-72, Class A3, 1.54%, 01/25/36(a)		99	80,543
Series 2006-OA16, Class A4C,
1.58%, 10/25/46(a)		164	93,363
Series 2007-OA2, Class 1A1,
1.73%, 03/25/47(a)		389	318,067
Series 2005-76, Class 2A1, 1.89%, 02/25/36(a)		32	29,516
Series 2006-OA14, Class 1A1,
2.62%, 11/25/46(a)		121	109,814
Series 2006-15CB, Class A1, 6.50%, 06/25/36		13	10,397
CSFB Mortgage-Backed Pass-Through
Certificates, Series 2005-10, Class 10A1,
2.59%, 11/25/35(a)		54	23,005
CSMC(a)(b):
Series 2015-6R, Class 5A1, 1.42%, 03/27/36		24	22,985
Series 2015-6R, Class 5A2, 1.42%, 03/27/36(d)		60	33,113
Series 2014-11R, Class 16A1, 3.17%, 09/27/47		71	71,726
CSMC Trust, Series 2013-5R, Class 1A6,
1.48%, 02/27/36(a)(b)		45	40,780
Deephaven Residential Mortgage Trust, Series
2016-1A, Class A1, 4.00%, 07/25/46(b)(d)		110	111,022
Deutsche Alt-A Securities Mortgage Loan
Trust, Series 2007-RMP1, Class A2,
1.39%, 12/25/36(a)		155	141,277
Deutsche Alt-B Securities Mortgage Loan Trust, Series 2006-AB3, Class A8, 6.36%, 07/25/36(a)		18	15,629
Federal Home Loan Mortgage Corp. Structured
Agency Credit Risk Debt Notes(a):
Series 2017-DNA3, Class B1, 0.00%, 03/25/30		250	250,000
Series 2017-DNA3, Class M2, 0.00%, 03/25/30		280	280,000
Series 2017-HQA2, Class M2, 3.89%, 12/25/29		270	271,015
Series 2017-DNA1, Class M2, 4.49%, 07/25/29		250	261,272
Series 2017-DNA2, Class M2, 4.69%, 10/25/29		250	264,339
Series 2016-DNA4, Class M3, 5.04%, 03/25/29		250	270,159

SCHEDULE OF INVESTMENTS	13

Schedule of Investments (continued) September 30, 2017 (unaudited)	BlackRock Total Return V.I. Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Collateralized Mortgage Obligations (continued)
Deutsche Alt-B Securities Mortgage Loan Trust,
Series 2006-AB3, Class A8, 6.36%, 07/25/36(a)
Federal National Mortgage Association(a):
Series 2017-C05, Class 1M2, 3.44%, 01/25/30 USD	76	$74,752
Series 2017-C04, Class 2M2, 4.09%, 11/25/29	57	57,370
Series 2017-C01, Class 1M2, 4.79%, 07/25/29	117	122,871
Series 2017-C05, Class 1B1, 4.84%, 01/25/30	130	121,077
Series 2016-C04, Class 1M2, 5.49%, 01/25/29	142	155,784
Series 2017-C01, Class 1B1, 6.99%, 07/25/29	62	68,378
Series 2016-C02, Class 1M2, 7.24%, 09/25/28	20	23,170
GreenPoint Mortgage Funding Trust, Series 2006- AR2, Class 4A1, 2.89%, 03/25/36(a)	32	29,675
GSMPS Mortgage Loan Trust(a)(b): Series 2005-RP1, Class 1AF, 1.59%, 01/25/35	62	55,412
Series 2005-RP2, Class 1AF, 1.59%, 03/25/35	74	67,600
Series 2006-RP1, Class 1AF1,
1.59%, 01/25/36	55	47,841
HarborView Mortgage Loan Trust(a):
Series 2007-3, Class 2A1B, 1.47%, 05/19/47	253	198,288
Series 2007-4, Class 2A2, 1.49%, 07/19/47 .	234	199,933
Impac Secured Assets Corp., Series 2004-3,
Class 1A4, 2.04%, 11/25/34(a)	40	39,942
IndyMac INDX Mortgage Loan Trust, Series 2007-
FLX5, Class 2A2, 1.48%, 08/25/37(a)	220	192,327
JPMorgan Mortgage Trust(a)(b):
Series 2017-2, Class A6, 3.00%, 05/25/47	328	331,666
Series 2017-3, Class 1A6, 3.00%, 08/25/47(d)	149	149,537
Lehman XS Trust, Series 2007-20N, Class A1, 2.39%, 12/25/37(a)	45	43,846
LSTAR Securities Investment Ltd.(a)(b)(d):
Series 2016-5, Class A1, 3.23%, 11/01/21	431	435,059
Series 2017-2, Class A1, 3.24%, 02/01/22	330	329,941
Series 2017-3, Class A1, 3.24%, 04/01/22	369	370,158
Merrill Lynch Alternative Note Asset Trust, Series
2007-OAR2, Class A2, 1.45%, 04/25/37(a)	224	186,963
Morgan Stanley Resecuritization Trust, Series
2014-R8, Class 3B1, 1.58%, 06/26/47(a)(b)(d)	86	80,719
Mortgage Loan Resecuritization Trust, Series
2009-RS1, Class A85, 1.57%, 04/16/36(a)(b)	494	420,331
Nomura Resecuritization Trust, Series 2014-3R,
Class 3A9, 2.88%, 11/26/35(a)(b)	100	91,126
RALI Trust(a):
Series 2007-QH1, Class A1, 1.40%, 02/25/37	94	85,737
Series 2007-QH6, Class A1, 1.43%, 07/25/37	54	50,255
Series 2006-QO6, Class A2, 1.47%, 06/25/46	58	28,365
Series 2007-QH9, Class A1, 2.28%, 11/25/37	53	45,755
RBSSP Resecuritization Trust, Series 2013-2,
Class 1A2, 1.43%, 12/26/36(a)(b)	257	243,353
Reperforming Loan REMIC Trust, Series 2005-
R3, Class AF, 1.64%, 09/25/35(a)(b)	9	7,648
Structured Asset Mortgage Investments II Trust(a):
Series 2006-AR4, Class 3A1, 1.42%, 06/25/36	121	112,325
Series 2006-AR5, Class 2A1, 1.45%, 05/25/46	81	66,717

Shares Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-RF4, Class 2A1, 6.00%, 10/25/36(b)	USD	53	$45,850
US Residential Opportunity Fund IV Trust, Series 2016-3IV, Class A, 3.60%, 10/27/36(b)(c)		151	151,947
WaMu Mortgage Pass-Through Certificates
Trust, Series 2006-AR15, Class 2A,
2.21%, 11/25/46(a)		27	26,049
Washington Mutual Mortgage Pass-Through
Certificates WMALT Trust, Series 2006-4, Class 3A1, 6.50%, 05/25/36(c)		60	50,373
Wells Fargo Mortgage-Backed Securities
Trust, Series 2005-AR16, Class CRB1,
3.35%, 10/25/35(a)		36	29,957

			10,192,126
Commercial Mortgage-Backed Securities — 3.3%
245 Park Avenue Trust, Series 2017-245P, Class E, 3.78%, 06/05/37(a)(b)		600	572,555
280 Park Avenue Mortgage Trust, Series 2017- 280P, Class E, 3.35%, 09/15/34(a)(b)		190	186,542
AOA Mortgage Trust, Series 2015-1177, Class C, 3.11%, 12/13/29(a)(b)		100	99,694
BAMLL Commercial Mortgage Securities Trust(a):
Series 2013-DSNY, Class A, 2.28%,		440	440,927
09/15/26(b), 3.17%, 01/15/28		100	99,965
Series 2015-200P, Class F, 3.72%, 04/14/33(b)		300	290,166
Series 2016-ISQ, Class E, 3.73%, 08/14/34(b)(d)		200	183,797
Series 2013-DSNY, Class E, 3.83%, 09/15/26(b)		100	100,043
Series 2013-DSNY, Class F, 4.73%, 09/15/26(b)		104	103,859
Banc of America Commercial Mortgage Trust(a):
Series 2007-1, Class AMFX, 5.48%, 01/15/49		15	15,390
Series 2007-5, Class AM, 5.77%, 02/10/51		83	82,955
Bayview Commercial Asset Trust(a)(b):
Series 2006-3A, Class A1, 1.49%, 10/25/36		31	29,681
Series 2007-2A, Class A1, 1.51%, 07/25/37		46	43,452
Series 2005-4A, Class A1, 1.54%, 01/25/36		67	62,792
Series 2006-3A, Class A2, 1.54%, 10/25/36		26	24,798
Series 2005-2A, Class A1, 1.55%, 08/25/35		72	66,467
Series 2006-1A, Class A2, 1.60%, 04/25/36		18	16,976
Series 2005-4A, Class M1, 1.69%, 01/25/36 .		49	45,749
Series 2007-4A, Class A1, 1.69%, 09/25/37		248	231,237
Series 2007-5A, Class A3, 2.24%, 10/25/37		69	66,977
BBCMS Trust, Series 2015-SRCH, Class A1,
3.31%, 08/10/35(b)		100	102,265
BHMS Mortgage Trust, Series 2014-ATLS, Class
AFL, 2.73%, 07/05/33(a)(b)		581	581,400
BWAY Mortgage Trust(b):
Series 2013-1515, Class C, 3.45%, 03/10/33		105	104,695
Series 2013-1515, Class A2, 3.45%, 03/10/33		150	153,974
Series 2013-1515, Class F, 4.06%, 03/10/33(a)		100	97,488
BXHTL Mortgage Trust(a)(b):
Series 2015-JWRZ, Class A, 2.46%, 05/15/29		100	100,122
Series 2015-JWRZ, Class GL2,
4.92%, 05/15/29		100	101,063
BXP Trust(b):
Series 2017-GM, Class A, 3.38%, 06/13/39		110	111,969
Series 2017-GM, Class E, 3.54%, 06/13/39(a)		80	75,072
Series 2017-GM, Class D, 3.54%, 06/13/39(a)		310	298,017
Series 2017-CC, Class E, 3.67%, 08/13/37(a)(d)		110	105,875
Series 2017-CC, Class D, 3.67%, 08/13/37(a)(d)		60	59,460
CCRESG Commercial Mortgage Trust, Series
2016-HEAT, Class D, 5.67%, 04/10/29(a)(b)		20	20,274
CD Mortgage Trust:
Series 2017-CD3, Class A4, 3.63%, 02/10/50		30	31,247
Series 2006-CD3, Class AM, 5.65%, 10/15/48		30	30,362

14	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (continued) September 30, 2017 (unaudited)	BlackRock Total Return V.I. Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Commercial Mortgage-Backed Securities (continued)
CCRESG Commercial Mortgage Trust, Series Series 2007-CD5, Class AMA, 6.58%, 11/15/44(a)	USD	95	$94,575
CFCRE Commercial Mortgage Trust, Series 2016-C3, Class A3, 3.87%, 01/10/48		10	10,483
CGBAM Commercial Mortgage Trust, Series 2015-SMRT, Class E, 3.91%, 04/10/28(a)(b)		100	100,536
CGDBB Commercial Mortgage Trust(a)(b):
Series 2017-BIOC, Class A, 2.02%, 07/15/28		190	190,000
Series 2017-BIOC, Class D, 2.83%, 07/15/28		110	110,000
Series 2017-BIOC, Class E, 3.38%, 07/15/28		170	170,106
CGGS Commercial Mortgage Trust, Series 2016- RNDA, Class AFX, 2.76%, 02/10/33(b)		95	95,619
CGMS Commercial Mortgage Trust, Series 2017- B1, Class A4, 3.46%, 08/15/50		100	102,324
Chicago Skyscraper Trust(a)(b):
Series 2017-SKY, Class D, 3.73%, 02/15/30 .		100	101,002
Series 2017-SKY, Class E, 4.53%, 02/15/30 .		130	131,303
Citigroup Commercial Mortgage Trust:
Series 2016-GC37, Class AS, 3.57%, 04/10/49		20	20,421
Series 2014-GC21, Class C, 4.78%, 05/10/47(a)		41	42,188
Series 2016-P3, Class C, 5.00%, 04/15/49(a)		10	10,494
Series 2016-C1, Class C, 5.12%, 05/10/49(a)		40	41,628
CLNS Trust, Series 2017-IKPR, Class E, 4.74%, 06/11/32(a)(b)		125	125,117
COMM Mortgage Trust: Series 2017-COR2, Class XA, 1.19%, 09/10/50(a)		270	24,686
Series 2015-LC19, Class D, 2.87%, 02/10/48(b)		60	48,407
Series 2017-DLTA, Class E, 3.20%, 08/15/32(a) (b)		110	108,285
Series 2016-667M, Class D, 3.28%, 10/10/36(a) (b)		100	94,708
Series 2014-CR19, Class A5, 3.80%, 08/10/47		50	52,568
Series 2015-CR23, Class CMD, 3.81%, 05/10/48(a)(b)		100	98,404
Series 2017-DLTA, Class E, 3.82%, 08/15/32(a) (b)		100	97,972
Series 2014-CR17, Class A5, 3.98%, 05/10/47		169	180,054
Series 2014-CR16, Class A4, 4.05%, 04/10/47		177	189,053
Series 2015-LC19, Class C, 4.40%, 02/10/48(a)		20	20,270
Series 2015-LC21, Class C, 4.45%, 07/10/48(a)		150	144,694
Series 2014-TWC, Class E, 4.49%, 02/13/32(a) (b)		150	150,900
Series 2005-C6, Class F, 5.83%, 06/10/44(a)(b)		100	103,151

Security	Par (000)		Value
Commercial Mortgage-Backed Securities (continued)
Commercial Mortgage Pass-Through Certificates, Series 2014-CR14, Class A4, 4.24%, 02/10/47(a)	USD	30	$32,367
Core Industrial Trust, Series 2015-TEXW, Class A, 3.08%, 02/10/34(b)		100	102,041
Cosmopolitan Hotel Trust, Series 2016-CSMO, Class A, 2.63%, 11/15/33(a)(b)		150	150,918
Countrywide Commercial Mortgage Trust, Series 2007-MF1, Class A, 6.46%, 11/12/43(a)(b)		4	4,096
Credit Suisse Commercial Mortgage Trust, Series 2008-C1, Class A3, 6.51%, 02/15/41(a)		138	137,878
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C4, Class F, 5.23%, 10/15/39(a)(b)		330	339,293
Credit Suisse Mortgage Capital Certificates, Series 2015-GLPB, Class A, 3.64%, 11/15/34(b)		100	104,802
CSMC Trust, Series 2015-DEAL, Class D, 4.33%, 04/15/29(a)(b)		100	100,187
DBJPM Mortgage Trust, Series 2016-C3, Class D, 3.64%, 09/10/49(a)(b)		89	71,853
Eleven Madison Trust Mortgage Trust, Series 2015-11MD, Class A, 3.67%, 09/10/35(a)(b)		100	103,693
GAHR Commercial Mortgage Trust(a)(b): Series 2015-NRF, Class AFL1, 2.53%, 12/15/34		14	14,318
Series 2015-NRF, Class EFX, 3.49%, 12/15/34		210	210,358
Series 2015-NRF, Class FFX, 3.49%, 12/15/34		260	258,267
GS Mortgage Securities Corp. II(a)(b):
Series 2013-KING, Class D, 3.55%, 12/10/27		124	124,672
Series 2013-KING, Class E, 3.55%, 12/10/27		360	357,973
GS Mortgage Securities Corp. Trust(a)(b):
Series 2017-500K, Class D, 2.53%, 07/15/32		10	10,006
Series 2017-500K, Class E, 2.73%, 07/15/32		20	20,019
Series 2017-500K, Class F, 3.03%, 07/15/32.		10	10,015
GS Mortgage Securities Trust:
Series 2017-GS7, Class D, 3.00%, 08/10/50(b)		20	17,058
Series 2015-GC32, Class D, 3.35%, 07/10/48		90	74,534
Series 2017-GS7, Class A4, 3.43%, 08/10/50		30	30,623
Series 2015-GC32, Class C, 4.56%, 07/10/48(a)		30	30,298
Series 2014-GC22, Class D, 4.80%, 06/10/47(a) (b)		110	92,327
HMH Trust, Series 2017-NSS, Class A, 3.06%, 07/05/31(b)		110	110,567
IMT Trust, Series 2017-APTS, Class AFX, 3.48%, 06/15/34(b)		100	102,457
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C21, Class A5, 3.77%, 08/15/47		50	52,646
Series 2015-C28, Class B, 3.99%, 10/15/48 .		80	78,401
Series 2015-C33, Class D1, 4.27%, 12/15/48(a) (b)		100	95,637
Series 2014-C22, Class D, 4.71%, 09/15/47(a)(b)		200	170,280
JPMCC Commercial Mortgage Securities Trust:
Series 2017-JP7, Class B, 4.05%, 09/15/50 .		10	10,208
Series 2017-JP5, Class D, 4.80%, 03/15/50(a)(b)		100	97,899
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2016-WPT, Class A, 2.68%, 10/15/33(a)(b)		100	100,313
Series 2015-SGP, Class A, 2.93%, 07/15/36(a)(b)		230	230,972
Series 2016-NINE, Class A, 2.95%, 10/06/38(a) (b)		150	147,346
Series 2015-UES, Class E, 3.74%, 09/05/32(a)(b)		100	100,270
Series 2017-MAUI, Class E, 4.18%, 07/15/34(a) (b)		100	100,187
Series 2015-JP1, Class D, 4.40%, 01/15/49(a)		50	46,214
Series 2015-JP1, Class C, 4.90%, 01/15/49(a)		140	146,405
Series 2016-ATRM, Class D, 5.35%, 10/05/28(b)		100	100,227

SCHEDULE OF INVESTMENTS	15

Schedule of Investments (continued) September 30, 2017 (unaudited)	BlackRock Total Return V.I. Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Commercial Mortgage-Backed Securities (continued)
JPMorgan Commercial Mortgage-Backed Securities Trust, Series 2009-RR1, Class A4B, 5.72%, 03/18/51(a)(b)	USD	1	$1,014
Lehman Brothers Small Balance Commercial Mortgage Trust, Series 2007-1A, Class 1A, 1.49%, 03/25/37(a)(b)		72	67,070
Lone Star Portfolio Trust, Series 2015-LSP, Class A1A2, 3.03%, 09/15/28(a)(b)		50	49,894
Merrill Lynch Mortgage Trust, Series 2005-MKB2, Class F, 6.53%, 09/12/42(a)(b)		100	107,536
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2015-C26, Class D, 3.06%, 10/15/48(b)		110	88,854
Series 2014-C16, Class A5, 3.89%, 06/15/47		90	95,053
Morgan Stanley Capital I Trust:
Series 2017-H1, Class D, 2.55%, 06/15/50(b) .		140	108,480
Series 2017-H1, Class A5, 3.53%, 06/15/50		100	103,370
Series 2015-MS1, Class D, 4.16%, 05/15/48(a)(b)		100	85,630
Series 2017-H1, Class C, 4.28%, 06/15/50(a)		100	100,227
Series 2017-PRME, Class D, 4.63%, 02/15/34(a) (b)		30	30,122
Olympic Tower Mortgage Trust, Series 2017-OT, Class E, 4.08%, 05/10/39(a)(b)		190	182,064
Resource Capital Corp. Ltd.(a)(b):
Series 2017-CRE5, Class A, 2.03%, 07/15/34		100	100,218
Series 2017-CRE5, Class B, 3.23%, 07/15/34		40	40,000
STRIPs Ltd., Series 2012-1A, Class B, 0.50%, 12/25/44(b)(d)		47	46,051
Velocity Commercial Capital Loan Trust(a)(d):
Series 2016-2, Class AFL, 3.04%, 10/25/46		101	102,689
Series 2015-1, Class AFL, 3.67%, 06/25/45(b)		58	58,135
Series 2016-2, Class M4, 7.23%, 10/25/46		100	104,826
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class AJ, 5.63%, 10/15/48(a)		6	5,684
Waldorf Astoria Boca Raton Trust, Series 2016- BOCA, Class A, 2.58%, 06/15/29(a)(b)		120	120,214
Wells Fargo Commercial Mortgage Trust:
Series 2017-C38, Class A5, 3.45%, 07/15/50		42	43,108
Series 2015-NXS2, Class A5, 3.77%, 07/15/58(a)		110	115,647
Series 2015-C27, Class C, 3.89%, 02/15/48		20	18,936
Series 2017-C39, Class C, 4.12%, 09/15/50		20	19,753
Series 2017-C39, Class D, 4.50%, 09/15/50(a)(b)		20	18,940
WFRBS Commercial Mortgage Trust, Series 2014-C21, Class A5, 3.68%, 08/15/47		60	62,759

			13,360,152
Interest Only Commercial Mortgage-Backed Securities — 0.3%
Banc of America Commercial Mortgage Trust, Series 2017-BNK3, Class XB, 0.78%, 02/15/50(a)		1,000	51,180
BBCMS Trust, Series 2015-SRCH, Class XA, 1.12%, 08/10/35(a)(b)		1,030	71,801
BB-UBS Trust, Series 2012-SHOW, Class XA, 0.73%, 11/05/36(a)(b)		3,475	134,871
CD Mortgage Trust, Series 2017-CD3, Class XA, 1.20%, 02/10/50(a)		499	37,577
CFCRE Commercial Mortgage Trust(a):
Series 2016-C4, Class XB, 0.89%, 05/10/58 .		170	9,115
Series 2016-C4, Class XA, 1.92%, 05/10/58 .		180	19,849
Citigroup Commercial Mortgage Trust, Series 2016-P3, Class XA, 1.87%, 04/15/49(a)		996	104,180
COMM Mortgage Trust(a):
Series 2015-3BP, Class XA, 0.17%, 02/10/35(b)		1,916	12,607
Series 2015-CR25, Class XA, 1.10%, 08/10/48		984	55,556
Series 2015-CR23, Class XA, 1.13%, 05/10/48		608	30,025
Series 2016-DC2, Class XA, 1.22%, 02/10/49		326	21,225

Security	Par (000)		Value
Interest Only Commercial Mortgage-Backed Securities (continued)
JPMBB Commercial Mortgage Securities Trust(a):
Series 2014-C23, Class XA, 0.98%, 09/15/47	USD	1,689	$54,019
Series 2014-C22, Class XA, 1.08%, 09/15/47		1,297	62,585
Series 2016-C1, Class XA, 1.55%, 03/15/49 .		993	79,769
JPMDB Commercial Mortgage Securities Trust, Series 2016-C4, Class XC, 0.75%, 12/15/49(a)(b) (d)		1,800	98,460
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class XC, 0.75%, 08/15/49(a)(b)		900	38,844
Morgan Stanley Bank of America Merrill Lynch Trust(a):
Series 2016-C29, Class XB, 1.12%, 05/15/49		1,020	74,505
Series 2015-C22, Class XA, 1.29%, 04/15/48		39	2,341
Series 2014-C19, Class XF, 1.34%, 12/15/47(b) (d)		130	8,003
Series 2016-C28, Class XA, 1.44%, 01/15/49		992	77,289
Series 2015-C26, Class XD, 1.50%, 10/15/48(b)		120	11,107
Series 2016-C31, Class XA, 1.61%, 11/15/49		991	92,229
Morgan Stanley Capital I Trust(a)(b):
Series 2016-UBS9, Class XD, 1.70%, 03/15/49		1,000	103,260
Series 2017-H1, Class XD, 2.36%, 06/15/50 .		110	17,326
One Market Plaza Trust(a)(b): Series 2017-1MKT, Class XNCP, 0.00%, 02/10/32(d)		376	376
Series 2017-1MKT, Class XCP, 0.22%, 02/10/32		1,880	11,148
Wells Fargo Commercial Mortgage Trust(a): Series 2016-BNK1, Class XD, 1.41%, 08/15/49(b)		1,000	86,810
Series 2016-C33, Class XA, 1.97%, 03/15/59		395	41,429

			1,407,486
Total Non-Agency Mortgage-Backed Securities — 6.2% (Cost: $24,478,423)			24,959,764

Other Interests — 0.0%(k)
Capital Markets — 0.0%(d)(g)
Lehman Brothers Holdings Capital Trust VII		185	—
Lehman Brothers Holdings, Inc.(l)		1,704	22,577

Total Other Interests — 0.0%			22,577

Preferred Securities — 0.1%

Trust Preferreds — 0.1%
Citigroup Capital XIII, 7.68%, 10/30/40(a)		13,971	388,114

Total Trust Preferreds — 0.1% (Cost: $381,375)			388,114

U.S. Government Sponsored Agency Securities — 38.3%
Commercial Mortgage-Backed Securities — 0.5%
Federal Home Loan Mortgage Corp.:
Series KPLB, Class A, 2.77%, 05/25/25		90	90,393
Series K058, Class A2, 2.65%, 08/25/26		40	39,597
Series K060, Class A2, 3.30%, 10/25/26		350	363,012

16	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (continued) September 30, 2017 (unaudited)	BlackRock Total Return V.I. Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Commercial Mortgage-Backed Securities (continued)
Federal Home Loan Mortgage Corp.: (continued)
Series K065, Class A2, 3.24%, 04/25/27	USD	330	$340,734
Federal Home Loan Mortgage Corp. Variable Rate Notes:(a)
Series K034, Class A2, 3.53%, 07/25/23		40	42,364
Series K059, Class A2, 3.12%, 09/25/26		250	256,372
Series K061, Class A2, 3.35%, 11/25/26		250	260,432
Series K063, Class A2, 3.43%, 01/25/27		50	52,381
Series KW03, Class X1, 0.85%, 06/25/27		270	16,419
Federal National Mortgage Association ACES Variable Rate Notes:(a)
Series 2017-M7, Class A2, 2.96%, 02/25/27		117	117,986
Series 2017-M8, Class A2, 3.06%, 05/25/27		324	328,838
FREMF Mortgage Trust:(a)(b)
Series 2017-K725, Class B, 4.01%, 02/25/24		170	172,539
Series 2017-K64, Class B, 4.12%, 03/25/27		60	60,380
Series 2015-K48, Class B, 3.76%, 08/25/48		30	30,111

			2,171,558
Interest Only Commercial Mortgage-Backed Securities — 0.1%(a)
Federal Home Loan Mortgage Corp. Variable Rate Notes:
Series K721, Class X1, 0.46%, 08/25/22		357	4,977
Series K045, Class X1, 0.58%, 01/25/25		475	13,555
Series K056, Class X1, 1.40%, 05/25/26		317	27,781
Series K064, Class X1, 0.75%, 03/25/27		919	45,053
Series K065, Class X1, 0.82%, 04/25/27		720	39,285
Federal National Mortgage Association ACES Variable Rate Notes:
Series 2013-M5, Class X2, 2.36%, 01/25/22		489	27,614
Series 2014-M13, Class X2, 0.23%, 08/25/24		3,646	31,107
Government National Mortgage Association Variable Rate Notes:
Series 2014-112, Class IO, 1.06%, 01/16/48		254	14,333
Series 2012-120, Class IO, 0.79%, 02/16/53		767	35,574
Series 2013-191, Class IO, 0.76%, 11/16/53		103	3,858
Series 2016-125, Class IO, 1.06%, 12/16/57		303	23,368
Series 2016-119, Class IO, 1.13%, 04/16/58		335	26,660
Series 2016-110, Class IO, 1.04%, 05/16/58		200	16,103
Series 2016-152, Class IO, 0.98%, 08/15/58		1,122	89,365
Series 2016-87, Class IO, 1.01%, 08/16/58		275	20,515
Series 2017-111, Class IO, 0.74%, 02/16/59		888	67,898
Series 2017-100, Class IO, 0.81%, 05/16/59		309	22,350

			509,396
Mortgage-Backed Securities — 37.7%
Federal Home Loan Mortgage Corp.:
2.50%, 02/01/24 - 10/15/32		2,317	2,334,802
3.00%, 01/01/30 - 04/01/47		25,359	25,539,342
3.50%, 09/01/30 - 10/15/47		8,635	8,942,490
4.00%, 10/15/32 - 10/15/47(m)		5,204	5,521,736
5.50%, 02/01/35 - 06/01/41		292	325,797
4.50%, 02/01/39 - 10/15/47		1,702	1,827,816
5.00%, 10/01/41 - 11/01/41		247	269,935
Federal National Mortgage Association:
4.00%, 02/01/25 - 10/01/47		15,616	16,541,681
4.50%, 02/01/25 - 10/25/47		3,248	3,504,377
3.50%, 07/01/26 - 10/25/47		10,240	10,624,181
3.00%, 04/01/29 - 03/01/47		32,768	33,025,568
2.50%, 04/01/30 - 10/25/32		3,124	3,150,204
5.00%, 02/01/35 - 10/25/47		2,389	2,614,910
5.50%, 02/01/35 - 10/25/47		1,487	1,654,782
6.00%, 04/01/35 - 11/25/47		877	992,285
6.50%, 05/01/40		198	224,825

Security	Par (000)		Value
Mortgage-Backed Securities (continued)
Government National Mortgage Association:
5.00%, 12/15/38 - 07/20/44	USD	261	$286,121
4.00%, 04/20/39 - 11/15/47		8,351	8,800,654
4.50%, 12/20/39 - 10/15/47		2,208	2,369,644
3.50%, 12/20/41 - 10/15/47		11,937	12,414,201
3.00%, 10/15/47(m)		9,167	9,294,478

			150,259,829
Total U.S. Government Sponsored Agency Securities — 38.3% (Cost: $152,568,718)			152,940,783

U.S. Treasury Obligations — 32.7%
U.S. Treasury Bonds:
6.13%, 08/15/29		443	614,888
6.25%, 05/15/30		415	589,381
4.25%, 05/15/39		725	906,958
4.50%, 08/15/39		703	908,930
4.38%, 11/15/39		706	898,330
3.13%, 02/15/43		1,936	2,042,858
2.88%, 05/15/43 - 11/15/46		4,440	4,464,531
3.63%, 08/15/43		1,810	2,077,116
3.75%, 11/15/43		1,773	2,078,289
3.00%, 02/15/47(n)		2,404	2,472,833
2.75%, 08/15/47(n)		392	383,486
U.S. Treasury Notes:
1.25%, 04/30/19 - 05/31/19		22,908	22,839,158
1.38%, 09/30/19		10,240	10,218,800
1.50%, 04/15/20 - 03/31/23		15,174	15,099,900
2.63%, 08/15/20 - 11/15/20		9,720	10,003,065
1.38%, 09/15/20(n)		9,525	9,459,144
1.88%, 04/30/22 - 08/31/24(n)		7,177	7,132,530
1.75%, 05/31/22 - 09/30/22(n)		8,183	8,120,686
1.63%, 08/31/22 - 04/30/23(n)(o)(p)		8,016	7,887,726
2.00%, 11/30/22 - 11/15/26		15,236	15,098,004
2.13%, 05/15/25		1,327	1,318,395
2.25%, 11/15/25 - 08/15/27		5,857	5,823,535

Total U.S. Treasury Obligations — 32.7% (Cost: $130,433,527)			130,438,543

Total Long-Term Investments — 126.0% (Cost: $499,483,149)			502,788,548

Short-Term Securities — 4.5%

Borrowed Bond Agreements — 0.2%
Barclays Bank plc, 0.14%, (Purchased on 06/09/17 to be repurchased at GBP 475,801,collateralized by United Kingdom Gilt Inflation Linked Bonds, 0.13%, due at 03/22/26, par and fair value of GBP 378,000 and $627,420,respectively)(q)(r)	GBP	476	637,573

Total Borrowed Bond Agreements — 0.2% (Cost: $606,239)			637,573

SCHEDULE OF INVESTMENTS	17

Schedule of Investments (continued) September 30, 2017 (unaudited)	BlackRock Total Return V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares / Par (000)		Value
Money Market Funds — 4.3%(s)
Blackrock Cash Reserve, 0.00%	$ 2,950,958		$ 2,950,958
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.91%(t) (s)		14,374,224	14,374,224

Total Money Market Funds — 4.3% (Cost: $17,325,182)			17,325,182

Total Short-Term Securities — 4.5% (Cost: $17,931,421)			17,962,755

Total Options Purchased — 0.0% (Cost: $495,127)			457,462

Total Investments Before Borrowed Bonds, Investments Sold Short and TBA Sale Commitments — 130.5% (Cost: $517,909,697)			521,208,765

Borrowed Bonds — (0.1)%
Foreign Government Obligations — (0.1)%
U.K. Treasury Inflation Linked Bonds, 0.13%, 03/22/26	GBP	378	(627,420)

Total Borrowed Bonds — (0.1)% (Proceeds: $593,411)			(627,420)

Security	Par (000)		Value
TBA Sale Commitments — (12.4)%(m)
Mortgage-Backed Securities — (12.4)%
Federal Home Loan Mortgage Corp.:
3.00%, 10/15/47	USD	17,255	$(17,317,330)
4.00%, 10/15/47		216	(227,424)
Federal National Mortgage Association:
2.50%, 10/25/32		40	(39,970)
3.50%, 10/25/32		102	(106,223)
4.00%, 10/25/32 - 10/25/47		6,872	(7,234,061)
3.00%, 10/25/47		20,837	(20,904,989)
Government National Mortgage Association:
4.00%, 10/15/47		3,508	(3,694,225)
4.50%, 11/15/47		100	(106,735)

Total TBA Sale Commitments — (12.4)% (Proceeds: $49,979,011)			(49,630,957)

Total Investments Net of Borrowed Bonds, Investments Sold Short and TBA Sale Commitments — 118.0% (Cost: $467,337,275)			470,950,388

Liabilities in Excess of Other Assets — (18.0)%			(71,916,183)

Net Assets — 100.0%			$399,034,205

(a)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(f)	Perpetual security with no stated maturity date.
(g)	Issuer filed for bankruptcy and/or is in default.
(h)	Issuer is a U.S. branch of a foreign domiciled bank.
(i)	When-issued security.
(j)	Zero-coupon bond.
(k)	Other interests represent beneficial interests in liquidation trusts and other reorganizational or private entities.
(l)	Non-income producing security.
(m)	Represents or includes a TBA transaction. As of period end, unsettled TBA transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Barclays Capital, Inc.	$1,678,842	$(2,118)
BNP Paribas Securities Corp.	(526,445)	1,875
Citigroup Global Markets, Inc.	(926,765)	48,598
Credit Suisse Securities USA LLC	4,246,979	(7,959)
Daiwa Capital Markets America, Inc.	2,286,625	(4,125)
Goldman Sachs & Co.	4,900,688	(8,934)
Jefferies & Company, Inc.	2,669,266	(14,016)
JP Morgan Securities LLC	(1,701,563)	40,799
Merrill Lynch, Pierce, Fenner & Smith, Inc.	(5,310,628)	84,686
Mizuho Securities, Inc.	502,796	(1,478)
Morgan Stanley & Co. LLC	2,155,082	(5,222)
Nomura Securities International, Inc.	111,754	9
RBS Capital Market LLC	(1,020,115)	5,821
Wells Fargo Securities, LLC	(20,828)	41

(n)	All or a portion of security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(o)	Wholly owned subsidiary.
(p)	All or a portion of Security is held by a wholly owned subsidiary.

18	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (continued) September 30, 2017 (unaudited)	BlackRock Total Return V.I. Fund (Percentages shown are based on Net Assets)

(q)	Certain agreements have no stated maturity and can be terminated by either party at any time.
(r)	The amount to be repurchased assumes the maturity will be the day after the period end.
(s)	Annualized 7-day yield as of period end.
(t)	During the period ended September 30, 2017, investments in issuers considered to be an affiliate of the Fund for the purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliates	Shares Held at 12/31/16	Net Activity	Shares Held at 09/30/17	Value at 09/30/17	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Reserve	—	2,950,958	2,950,958	$2,950,958	$—	$—	$—
BlackRock Liquidity Funds, T-Fund, Institutional Class	3,798,256	10,575,968	14,374,224	14,374,224	21,730	—	—

				$17,325,182	$21,730	$—	$—

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest	Type of Underlying Collateral	Remaining Contractual Maturity of the Agreements
Barclays Capital, Inc.	0.80%	9/29/2017	10/02/17	$3,330,653	$3,330,727	U.S. Treasury Obligations	Overnight
BNP Paribas SA	(0.15)%	9/29/2017	10/02/17	10,614,398	10,614,355	U.S. Treasury Obligations	Overnight
BNP Paribas SA	1.20%	9/29/2017	10/02/17	4,875,086	4,875,249	U.S. Treasury Obligations	Overnight
Credit Suisse Securities USA LLC	1.25%	9/29/2017	10/02/17	11,210,996	11,211,386	U.S. Treasury Obligations	Overnight
Credit Suisse Securities USA LLC	1.25%	9/29/2017	10/02/17	4,142,476	4,142,602	U.S. Treasury Obligations	Overnight
Deutsche Bank Securities, Inc.	(0.05)%	9/29/2017	10/02/17	9,465,469	9,465,456	U.S. Treasury Obligations	Overnight
Deutsche Bank Securities, Inc.	1.25%	9/29/2017	10/02/17	2,485,652	2,485,735	U.S. Treasury Obligations	Overnight
Deutsche Bank Securities, Inc.	1.25%	9/29/2017	10/02/17	383,670	383,683	U.S. Treasury Obligations	Overnight
JP Morgan Securities LLC	1.25%	9/29/2017	10/02/17	4,965,967	4,966,140	U.S. Treasury Obligations	Overnight
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.05%	9/29/2017	10/02/17	2,214,280	2,214,345	U.S. Treasury Obligations	Overnight
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.65%	9/29/2017	10/02/17	2,971,194	2,971,247	U.S. Treasury Obligations	Overnight
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.27%	9/29/2017	10/02/17	2,473,115	2,473,202	U.S. Treasury Obligations	Overnight

Total				$59,132,956	$59,134,127

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
U.S. Treasury Ultra Bond	47	December 2017	$7,761	$(118,536)
Long Gilt	4	December 2017	664	(20,315)
U.S. Treasury 2 Year Note	10	December 2017	2,157	(3,043)
U.S. Treasury 5 Year Note	44	December 2017	5,170	(26,331)

				$(168,225)

Short Contracts
Euro-Bund	(6)	December 2017	(1,142)	6,351
U.S. Treasury 10 Year Note	(41)	December 2017	(5,138)	9,632
U.S. Treasury Long Bond	(8)	December 2017	(1,223)	10,324
3 Month Euro Dollar	(24)	March 2019	(5,885)	(17,725)

				$8,582

Total				$(159,643)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	9,517	USD	3,000	Deutsche Bank AG	10/03/17	$5
BRL	444,192	USD	140,000	Goldman Sachs International	10/03/17	250
USD	143,000	BRL	443,085	BNP Paribas SA	10/03/17	3,100
USD	139,000	CLP	88,821,000	Deutsche Bank Securities, Inc.	10/05/17	231
COP	349,860,000	USD	119,000	Deutsche Bank Securities, Inc.	10/06/17	90
COP	697,429,560	USD	236,000	Credit Suisse International	10/06/17	1,400
EUR	120,000	USD	141,843	HSBC Bank Plc	10/11/17	47
TRY	34,956	USD	9,760	Royal Bank of Scotland	10/11/17	25
TRY	124,790	USD	34,857	Barclays Bank plc	10/11/17	73

SCHEDULE OF INVESTMENTS	19

Schedule of Investments (continued) September 30, 2017 (unaudited)	BlackRock Total Return V.I. Fund (Percentages shown are based on Net Assets)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
TRY	124,804	USD	34,857	UBS AG	10/11/17	$77
TRY	455,322	USD	127,000	HSBC Bank Plc	10/11/17	451
TRY	152,318	USD	42,526	BNP Paribas SA	10/11/17	110
USD	125,793	EUR	105,694	Goldman Sachs International	10/11/17	819
USD	143,780	EUR	120,000	BNP Paribas SA	10/11/17	1,890
USD	121,000	MXN	2,205,709	Goldman Sachs International	10/11/17	41
USD	139,000	TWD	4,147,760	JPMorgan Chase Bank	10/11/17	2,464
RUB	1,968,600	USD	34,000	Credit Suisse International	10/13/17	120
USD	956	AUD	1,200	Deutsche Bank AG	10/13/17	15
USD	96,139	AUD	121,800	Goldman Sachs	10/13/17	610
USD	104,000	ZAR	1,357,674	Goldman Sachs & Co.	10/13/17	3,885
RUB	11,001,000	USD	190,000	Bank of America NA	10/18/17	355
USD	155,250	CAD	192,930	Bank of America NA	10/18/17	610
RUB	8,635,891	USD	149,000	Citibank NA	10/20/17	331
USD	1,150,522	TRY	4,009,513	Royal Bank of Scotland	10/20/17	31,128
USD	131,872	MXN	2,365,050	Goldman Sachs International	10/23/17	2,436
USD	395,221	MXN	7,218,586	Royal Bank of Scotland	10/23/17	157
USD	17,451	TRY	61,000	BNP Paribas SA	10/23/17	436
USD	52,179	IDR	702,697,341	UBS AG	10/26/17	114
USD	58,480	IDR	784,508,736	Deutsche Bank Securities, Inc.	10/26/17	353
USD	58,914	IDR	789,746,130	Deutsche Bank AG	10/26/17	399
USD	65,554	IDR	883,795,178	JPMorgan Chase Bank	10/26/17	70
USD	80,488	IDR	1,081,275,000	UBS AG	10/26/17	372
USD	114,543	IDR	1,538,464,324	Goldman Sachs International	10/26/17	552
USD	176,575	IDR	2,367,613,129	UBS AG	10/26/17	1,150
USD	239,636	IDR	3,222,305,258	Goldman Sachs	10/26/17	883
USD	280,150	IDR	3,764,527,375	Barclays Bank plc	10/26/17	1,222
USD	303,546	IDR	4,086,809,355	BNP Paribas SA	10/26/17	739
USD	733,519	IDR	9,859,895,005	Deutsche Bank Securities, Inc.	10/26/17	2,960
AUD	154,000	USD	120,426	Bank of America NA	11/08/17	316
USD	1,840,152	RUB	106,142,427	Citibank NA	11/15/17	13,854
USD	54,695	ZAR	737,092	Bank of America NA	11/17/17	657
USD	388,774	ZAR	5,202,056	Deutsche Bank AG	11/17/17	7,399
USD	1,420	TRY	5,000	BNP Paribas SA	11/20/17	37
NZD	90,000	MXN	1,162,125	Goldman Sachs International	12/20/17	1,893
USD	47,948	AUD	60,000	Goldman Sachs International	12/20/17	928
USD	67,242	GBP	50,000	Deutsche Bank Securities, Inc.	12/20/17	76
USD	2,005,000	MXN	36,209,498	HSBC Bank Plc	12/20/17	41,625
USD	25,502	NZD	35,000	HSBC Securities, Inc.	12/20/17	260
USD	84,135	NZD	115,000	HSBC Bank Plc	12/20/17	1,199
USD	20,000	SEK	158,576	Barclays Bank plc	12/20/17	438
USD	40,000	ZAR	522,720	BNP Paribas SA	12/20/17	1,879
TRY	6,834,000	USD	1,767,725	Goldman Sachs	06/25/18	14,084
USD	16,348	TRY	61,000	BNP Paribas SA	06/25/18	443
USD	1,322	TRY	5,000	BNP Paribas SA	08/20/18	37

						$145,095

CLP	86,902,800	USD	139,000	Royal Bank of Scotland	10/05/17	(3,228)
USD	119,000	COP	353,040,560	Royal Bank of Scotland	10/06/17	(1,173)
USD	236,000	COP	704,460,000	BNP Paribas SA	10/06/17	(3,794)
EUR	120,000	USD	144,296	Morgan Stanley Co., Inc.	10/11/17	(2,406)
MXN	2,567,271	EUR	120,000	Goldman Sachs International	10/11/17	(1,103)
MXN	2,153,815	USD	121,000	Goldman Sachs International	10/11/17	(2,886)
MXN	2,199,949	USD	121,000	Bank of America NA	10/11/17	(356)
TRY	433,627	USD	122,000	BNP Paribas SA	10/11/17	(621)
TWD	4,221,430	USD	139,000	Bank of America NA	10/11/17	(39)
IDR	1,832,020,000	USD	139,000	JPMorgan Chase Bank	10/12/17	(3,092)
AUD	123,000	USD	98,407	Deutsche Bank AG	10/13/17	(1,936)
USD	34,000	RUB	1,971,660	Deutsche Bank AG	10/13/17	(173)
CAD	135,351	USD	108,675	BNP Paribas SA	10/16/17	(188)
TRY	90,641	USD	26,112	Royal Bank of Scotland	10/16/17	(777)
TRY	117,780	USD	34,000	Goldman Sachs International	10/16/17	(1,080)
TRY	235,318	USD	68,000	HSBC Bank Plc	10/16/17	(2,226)
TRY	295,001	USD	85,000	Deutsche Bank AG	10/16/17	(2,544)
TRY	439,955	USD	126,888	Citibank NA	10/16/17	(3,917)
CAD	191,486	USD	155,250	BNP Paribas SA	10/18/17	(1,767)
MXN	1,511,367	USD	85,000	Goldman Sachs International	10/18/17	(2,215)

20	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (continued) September 30, 2017 (unaudited)	BlackRock Total Return V.I. Fund (Percentages shown are based on Net Assets)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
MXN	1,514,464	USD	85,000	UBS AG	10/18/17	$(2,046)
MXN	3,028,550	USD	170,000	JPMorgan Chase Bank	10/18/17	(4,112)
TRY	762,754	EUR	184,000	Deutsche Bank AG	10/18/17	(4,575)
TRY	309,531	USD	88,851	BNP Paribas SA	10/23/17	(2,510)
USD	1,879,878	TRY	6,834,000	Goldman Sachs	10/23/17	(26,407)
ZAR	934,387	USD	72,400	Bank of America NA	10/23/17	(3,614)
MXN	4,282,158	USD	241,000	Goldman Sachs International	10/25/17	(6,722)
IDR	758,120,845	USD	56,437	Citibank NA	10/26/17	(265)
IDR	1,004,950,893	USD	74,801	Deutsche Bank Securities, Inc.	10/26/17	(340)
IDR	1,018,898,474	USD	75,850	Morgan Stanley & Co. International plc	10/26/17	(356)
IDR	1,994,862,788	USD	148,494	BNP Paribas SA	10/26/17	(687)
USD	65,408	IDR	883,795,172	Bank of America NA	10/26/17	(76)
IDR	6,030,028,000	USD	454,000	BNP Paribas SA	10/27/17	(7,247)
RUB	6,065,220	USD	105,000	JPMorgan Chase Bank	10/27/17	(366)
USD	105,000	RUB	6,148,800	Deutsche Bank Securities, Inc.	10/27/17	(1,076)
CLP	88,369,250	USD	139,000	Credit Suisse International	11/03/17	(1,024)
CLP	88,868,260	USD	139,000	Deutsche Bank Securities, Inc.	11/03/17	(245)
USD	119,000	COP	351,109,500	Deutsche Bank Securities, Inc.	11/03/17	(64)
USD	112,762	AUD	144,000	Goldman Sachs International	11/06/17	(143)
RUB	4,938,500	USD	85,000	Deutsche Bank AG	11/15/17	(28)
RUB	4,938,500	USD	85,000	JPMorgan Chase Bank	11/15/17	(28)
USD	1,131,314	TRY	4,091,000	BNP Paribas SA	11/20/17	(278)
IDR	1,319,080,000	USD	98,000	HSBC Bank Plc	11/22/17	(531)
IDR	1,318,100,000	USD	98,000	JPMorgan Chase Bank	11/29/17	(675)
AUD	60,000	USD	48,080	Citibank NA	12/20/17	(1,060)
EUR	40,000	USD	47,976	Goldman Sachs International	12/20/17	(488)
GBP	40,000	USD	53,792	Citibank NA	12/20/17	(60)
JPY	6,981,520	CHF	60,000	Goldman Sachs International	12/20/17	(8)
MXN	587,447	NZD	45,000	JPMorgan Chase Bank	12/20/17	(600)
MXN	589,909	NZD	45,000	HSBC Bank Plc	12/20/17	(467)
NZD	35,000	USD	25,367	BNP Paribas SA	12/20/17	(125)
NZD	40,000	USD	28,932	HSBC Bank Plc	12/20/17	(84)
NZD	75,000	USD	54,446	Citibank NA	12/20/17	(357)
SEK	159,820	USD	20,000	BNP Paribas SA	12/20/17	(285)
TRY	17,951	USD	5,000	BNP Paribas SA	12/20/17	(77)
USD	53,705	GBP	40,000	BNP Paribas SA	12/20/17	(28)
USD	57,660	NZD	80,000	Deutsche Bank Securities, Inc.	12/20/17	(35)
ZAR	395,550	USD	30,000	BNP Paribas SA	12/20/17	(1,154)
ZAR	523,540	USD	40,000	Deutsche Bank AG	12/20/17	(1,820)
TRY	4,091,000	USD	1,052,307	BNP Paribas SA	08/20/18	(1,022)

						$(106,606)

	Net Unrealized Appreciation					$38,489

OTC Barrier Options Purchased

Description	Type of Option	Counterparty	Number of Contracts	Expiration Date	Exercise Price	Barrier Price/Range	Notional Amount (000)		Value
Put
USD Currency	Down and Out	JPMorgan Chase Bank NA	—	11/16/2017	BRL 3.10	BRL 2.96	USD	190	$515

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put
U.S. Treasury 10 Year Note Futures	546	10/27/2017	USD	124.50	USD	67,977	$119,438
U.S. Treasury 10 Year Note Futures	216	11/24/2017	USD	124.00	USD	26,784	60,750
U.S. Treasury 10 Year Note Futures	287	10/27/2017	USD	125.00	USD	35,875	112,109

							292,297

SCHEDULE OF INVESTMENTS	21

Schedule of Investments (continued) September 30, 2017 (unaudited)	BlackRock Total Return V.I. Fund (Percentages shown are based on Net Assets)

OTC Options Purchased

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call:
USD Currency	Credit Suisse International	—	10/12/2017	RUB	63.00	USD	160	$1
USD Currency	JPMorgan Chase Bank NA	—	10/12/2017	CAD	1.23	USD	155	2,279
USD Currency	BNP Paribas SA	—	10/16/2017	CAD	1.28	USD	207	100
USD Currency	Morgan Stanley & Co. International plc	—	10/19/2017	ZAR	13.50	USD	91	1,475
USD Currency	Goldman Sachs International	—	10/19/2017	MXN	18.25	USD	181	1,571
USD Currency	Deutsche Bank AG	—	11/17/2017	MXN	18.00	USD	218	5,234
USD Currency	HSBC Bank plc	—	03/05/2018	KRW	1,190.00	USD	8,177	128,110

								138,770

Put:
USD Currency	Deutsche Bank AG	—	10/11/2017	MXN	18.00	USD	218	474
USD Currency	Deutsche Bank AG	—	10/12/2017	RUB	60.30	USD	160	7,329
USD Currency	JPMorgan Chase Bank NA	—	10/19/2017	ZAR	13.00	USD	181	148
AUD Currency	Goldman Sachs International	—	10/26/2017	USD	0.78	AUD	220	1,158
AUD Currency	Deutsche Bank AG	—	11/06/2017	USD	0.79	AUD	220	2,563
USD Currency	HSBC Bank plc	—	11/24/2017	INR	65.50	USD	219	1,575
USD Currency	Citibank NA	—	11/30/2017	ZAR	13.50	USD	146	2,558
USD Currency	JPMorgan Chase Bank NA	—	11/30/2017	BRL	3.17	USD	146	2,166
USD Currency	Credit Suisse International	—	12/13/2017	RUB	58.50	USD	160	3,763
EUR Currency	Deutsche Bank AG	—	02/15/2018	TRY	4.32	EUR	181	4,146

								25,880

								164,650

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put
U.S. Treasury 10 Year Note Futures	(546)	10/27/2017	USD	123.50	USD	67,431	$(34,125)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
USD Currency	Deutsche Bank AG	—	10/12/2017	RUB	63.00	USD	(160)	$(1)
USD Currency	Goldman Sachs International	—	10/19/2017	ZAR	13.50	USD	(181)	(2,890)
AUD Currency	Deutsche Bank AG	—	11/06/2017	USD	0.81	AUD	(220)	(272)
USD Currency	Deutsche Bank AG	—	11/17/2017	MXN	18.60	USD	(327)	(2,809)
USD Currency	HSBC Bank plc	—	11/24/2017	INR	66.50	USD	(109)	(644)
USD Currency	Credit Suisse International	—	12/13/2017	RUB	62.00	USD	(160)	(999)
EUR Currency	Deutsche Bank AG	—	02/15/2018	TRY	4.50	EUR	(127)	(3,511)
USD Currency	HSBC Bank plc	—	03/05/2018	KRW	1,303.00	USD	(8,177)	(48,715)

								$(59,841)

Put
USD Currency	Credit Suisse International	—	10/12/2017	RUB	60.30	USD	(160)	$(7,261)
USD Currency	Goldman Sachs International	—	10/19/2017	ZAR	13.00	USD	(181)	(151)
USD Currency	Deutsche Bank AG	—	10/26/2017	RUB	57.50	USD	(149)	(1,303)
USD Currency	Citibank NA	—	11/30/2017	ZAR	13.10	USD	(292)	(2,058)
USD Currency	JPMorgan Chase Bank NA	—	11/30/2017	BRL	3.11	USD	(292)	(2,076)
EUR Currency	Deutsche Bank AG	—	02/15/2018	TRY	4.10	EUR	(127)	(722)

								$(13,571)

								$(73,412)

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund (%)	Payment Frequency	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.IG.29.V1	1.00	Quarterly	12/20/2022	NR	USD	5,877	$129,981	$122,539	$7,441

22	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (continued) September 30, 2017 (unaudited)	BlackRock Total Return V.I. Fund (Percentages shown are based on Net Assets)

(a)	Using Standard & Poor’s rating of the issuer or the underlying securities of the index, as applicable.
(b)	The maximum potential amount the Fund may pay should a negative credit even take place as defined under the terms of the agreement.

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate (%)	Frequency	Rate (%)	Frequency
7.36%	Monthly	28 day MXIBTIIE	Monthly	N/A		01/28/2019	MXN	25,421	$(3,054)	$—	$(3,054)
28 day MXIBTIIE	Monthly	7.08%	Monthly	10/8/2017(a	)	08/08/2019	MXN	37,780	874	—	874
28 day MXIBTIIE	Monthly	7.32%	Monthly	N/A		02/20/2020	MXN	24,364	11,353	—	11,353
28 day MXIBTIIE	Monthly	7.16%	Monthly	N/A		04/29/2020	MXN	24,200	7,887	—	7,887
3 month LIBOR	Quarterly	2.04%	Semi-Annual	7/26/2019(a	)	07/26/2021	USD	10,007	(11,479)	—	(11,479)
3 month LIBOR	Quarterly	2.09%	Semi-Annual	7/29/2019(a	)	07/29/2021	USD	10,240	(3,317)	—	(3,317)
3 month LIBOR	Quarterly	2.08%	Semi-Annual	7/31/2019(a	)	07/31/2021	USD	29,518	(13,735)	—	(13,735)
28 day MXIBTIIE	Monthly	7.47%	Monthly	N/A		03/07/2022	MXN	4,159	5,913	—	5,913
28 day MXIBTIIE	Monthly	7.44%	Monthly	N/A		03/07/2022	MXN	8,319	11,385	—	11,385
28 day MXIBTIIE	Monthly	7.48%	Monthly	N/A		03/07/2022	MXN	4,159	6,001	—	6,001
28 day MXIBTIIE	Monthly	7.16%	Monthly	N/A		06/01/2022	MXN	9,969	7,943	—	7,943
28 day MXIBTIIE	Monthly	6.32%	Monthly	N/A		07/17/2025	MXN	1,733	(3,807)	—	(3,807)
3 month LIBOR	Quarterly	2.13%	Semi-Annual	N/A		08/25/2025	USD	60	(180)	—	(180)
2.27%	Semi-Annual	3 month LIBOR	Quarterly	N/A		09/11/2025	USD	91	(631)	—	(631)
7.66%	Quarterly	3 month LIBOR	Quarterly	N/A		09/14/2027	ZAR	1,935	1,838	—	1,838
7.72%	Quarterly	3 month LIBOR	Quarterly	N/A		09/19/2027	ZAR	3,120	2,087	—	2,087
7.71%	Quarterly	3 month LIBOR	Quarterly	N/A		09/19/2027	ZAR	1,560	1,124	—	1,124
7.74%	Quarterly	3 month LIBOR	Quarterly	N/A		09/21/2027	ZAR	1,255	717	—	717
2.50%	Semi-Annual	3 month LIBOR	Quarterly	7/26/2019(a	)	07/26/2029	USD	2,215	(4,258)	—	(4,258)
2.57%	Semi-Annual	3 month LIBOR	Quarterly	7/29/2019(a	)	07/29/2029	USD	2,210	(17,630)	—	(17,630)
2.58%	Semi-Annual	3 month LIBOR	Quarterly	7/31/2019(a	)	07/31/2029	USD	6,560	(58,023)	—	(58,023)

									$(58,992)	$—	$(58,992)

(a)	Forward Swap.

OTC Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund (%)	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
United Mexican States	1.00	Quarterly	JPMorgan Chase Bank	06/20/2020	USD	135	$(1,557)	$666	$(2,223)
United Mexican States	1.00	Quarterly	Bank of America NA	09/20/2020	USD	135	(1,541)	1,029	(2,570)
Argentine Republic	5.00	Quarterly	Goldman Sachs	12/20/2022	USD	350	(34,909)	(30,650)	(4,259)
Argentine Republic	5.00	Quarterly	Goldman Sachs	12/20/2022	USD	376	(37,488)	(33,460)	(4,028)
Loews Corp.	1.00	Quarterly	Barclays Bank plc	12/20/2022	USD	120	(4,681)	(4,101)	(580)
Republic of South Africa	1.00	Quarterly	Morgan Stanley & Co. International plc	12/20/2022	USD	280	11,925	11,480	445
Republic of South Africa	1.00	Quarterly	Bank of America NA	12/20/2022	USD	293	12,480	12,013	467
Republic of the Philippines	1.00	Quarterly	JPMorgan Chase Bank	12/20/2022	USD	670	(11,203)	(10,703)	(500)
Russian Federation	1.00	Quarterly	Bank of America NA	12/20/2022	USD	5	107	129	(22)
Russian Federation	1.00	Quarterly	Morgan Stanley & Co. International plc	12/20/2022	USD	10	213	256	(43)
CMBX.NA.9.AAA	0.50	Monthly	Morgan Stanley & Co. International plc	09/17/2058	USD	240	342	3,507	(3,165)
CMBX.NA.9.AAA	0.50	Monthly	Deutsche Bank AG	09/17/2058	USD	120	169	1,483	(1,314)
CMBX.NA.9.AAA	0.50	Monthly	Credit Suisse AG	09/17/2058	USD	150	212	1,830	(1,618)
CMBX.NA.9.AAA	0.50	Monthly	Morgan Stanley & Co. International plc	09/17/2058	USD	310	438	4,076	(3,638)
CMBX.NA.9.AAA	0.50	Monthly	Morgan Stanley & Co. International plc	09/17/2058	USD	100	141	1,220	(1,079)
CMBX.NA.9.AAA	0.50	Monthly	Morgan Stanley & Co. International plc	09/17/2058	USD	90	127	1,098	(971)
CMBX.NA.6.AAA	0.50	Monthly	Deutsche Bank AG	05/11/2063	USD	230	(1,581)	0	(1,581)
CMBX.NA.6.AAA	0.50	Monthly	Deutsche Bank AG	05/11/2063	USD	200	(1,375)	(148)	(1,227)

SCHEDULE OF INVESTMENTS	23

Schedule of Investments (continued) September 30, 2017 (unaudited)	BlackRock Total Return V.I. Fund (Percentages shown are based on Net Assets)

Reference Obligation/Index	Financing Rate Paid by the Fund (%)	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.6.AAA	0.50	Monthly	Deutsche Bank AG	05/11/2063	USD	140	$(963)	$(21)	$(942)
CMBX.NA.6.BBB-	3.00	Monthly	J.P. Morgan Securities LLC	05/11/2063	USD	30	4,539	2,928	1,611
CMBX.NA.6.BBB-	3.00	Monthly	J.P. Morgan Securities LLC	05/11/2063	USD	30	4,539	1,894	2,645
CMBX.NA.6.BBB-	3.00	Monthly	J.P. Morgan Securities LLC	05/11/2063	USD	30	4,539	1,894	2,645
CMBX.NA.6.BBB-	3.00	Monthly	Morgan Stanley & Co. International plc	05/11/2063	USD	30	4,539	1,719	2,820
CMBX.NA.6.BBB-	3.00	Monthly	Deutsche Bank AG	05/11/2063	USD	70	10,591	6,240	4,351

							$(40,397)	$(25,621)	$(14,776)

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund (%)	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Transocean, Inc.	1.00	Quarterly	Goldman Sachs	06/20/2019	B+	USD	95	$(689)	$(1,002)	$313
Transocean, Inc.	1.00	Quarterly	Goldman Sachs	06/20/2019	B+	USD	15	(109)	(158)	49
United Mexican States	1.00	Quarterly	Bank of America NA	06/20/2020	NR	USD	135	1,558	(769)	2,327
United Mexican States	1.00	Quarterly	JPMorgan Chase Bank	09/20/2020	NR	USD	135	1,542	(899)	2,441
CMBX.NA.3.AM	0.50	Monthly	Credit Suisse AG	12/13/2049	NR	USD	390	(156)	(3,315)	3,159
CMBX.NA.4.AM	0.50	Monthly	Deutsche Bank AG	02/17/2051	NR	USD	95	(81)	(2,765)	2,684
CMBX.NA.8.A	2.00	Monthly	Goldman Sachs	10/17/2057	NR	USD	60	(3,366)	(3,346)	(20)
CMBX.NA.8.A	2.00	Monthly	Goldman Sachs	10/17/2057	NR	USD	60	(3,366)	(6,058)	2,692
CMBX.NA.9.A	2.00	Monthly	Morgan Stanley & Co. International plc	09/17/2058	NR	USD	90	(3,951)	(1,948)	(2,003)
CMBX.NA.9.A	2.00	Monthly	Credit Suisse AG	09/17/2058	NR	USD	20	(878)	(1,025)	147
CMBX.NA.9.A	2.00	Monthly	J.P. Morgan Securities LLC	09/17/2058	NR	USD	30	(1,317)	(958)	(359)
CMBX.NA.9.A	2.00	Monthly	Deutsche Bank AG	09/17/2058	NR	USD	120	(5,267)	(4,194)	(1,073)
CMBX.NA.9.A	2.00	Monthly	J.P. Morgan Securities LLC	09/17/2058	NR	USD	6	(257)	(709)	452
CMBX.NA.9.A	2.00	Monthly	J.P. Morgan Securities LLC	09/17/2058	NR	USD	50	(2,195)	(1,338)	(857)
CMBX.NA.9.A	2.00	Monthly	Morgan Stanley & Co. International plc	09/17/2058	NR	USD	30	(1,317)	(1,449)	132
			J.P. Morgan
CMBX.NA.9.A	2.00	Monthly	Securities LLC	09/17/2058	NR	USD	170	(7,462)	(8,771)	1,309
CMBX.NA.9.A	2.00	Monthly	Morgan Stanley & Co. International plc	09/17/2058	NR	USD	60	(2,634)	(2,988)	354
CMBX.NA.9.A	2.00	Monthly	Deutsche Bank AG	09/17/2058	NR	USD	60	(2,634)	(3,009)	375
CMBX.NA.9.A	2.00	Monthly	Morgan Stanley & Co. International plc	09/17/2058	NR	USD	60	(2,634)	(1,993)	(641)
CMBX.NA.9.A	2.00	Monthly	Credit Suisse AG	09/17/2058	NR	USD	60	(2,634)	(1,874)	(760)
CMBX.NA.9.A	2.00	Monthly	Morgan Stanley & Co. International plc	09/17/2058	NR	USD	60	(2,634)	(3,155)	521
CMBX.NA.9.BBB-	3.00	Monthly	Morgan Stanley & Co. International plc	09/17/2058	NR	USD	100	(12,698)	(9,986)	(2,712)
CMBX.NA.9.BBB-	3.00	Monthly	Morgan Stanley & Co. International plc	09/17/2058	NR	USD	45	(5,714)	(4,730)	(984)
CMBX.NA.9.BBB-	3.00	Monthly	Morgan Stanley & Co. International plc	09/17/2058	NR	USD	140	(17,776)	(17,561)	(215)

24	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (continued) September 30, 2017 (unaudited)	BlackRock Total Return V.I. Fund (Percentages shown are based on Net Assets)

Reference Obligation/Index	Financing Rate Received by the Fund (%)	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.9.BBB-	3.00	Monthly	Credit Suisse AG	09/17/2058	NR	USD	90	$(11,428)	$(9,257)	$(2,171)
CMBX.NA.10.A	2.00	Monthly	Deutsche Bank AG	11/17/2059	NR	USD	60	(2,103)	(2,692)	589
CMBX.NA.10.A	2.00	Monthly	Deutsche Bank AG	11/17/2059	NR	USD	120	(4,204)	(5,293)	1,089
CMBX.NA.10.BBB-	3.00	Monthly	J.P. Morgan Securities LLC	11/17/2059	NR	USD	10	(1,191)	(878)	(313)
CMBX.NA.6.BBB-	3.00	Monthly	Credit Suisse AG	05/11/2063	NR	USD	30	(4,539)	(2,421)	(2,118)

								$(100,134)	$(104,541)	$4,407

(a)	Using Standard & Poor’s rating of the issuer or the underlying securities of the index, as applicable.
(b)	The maximum potential amount the Fund may pay should a negative credit even take place as defined under the terms of the agreement.

OTC Interest Rate Swaps

Paid by the Fund		Received by the Fund		Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate (%)	Frequency	Rate (%)	Frequency
9.50%	Zero Coupon	1 day BZDIOVER	At Termination	Bank of America NA	10/02/2017	BRL	4,390	$(798)	$—	$(798)
3 month CD_KSDA	Quarterly	1.92%	Quarterly	Deutsche Bank AG	11/10/2017	KRW	205,250	222	—	222
1.69%	Quarterly	3 month CD_KSDA	Quarterly	Deutsche Bank AG	11/10/2017	KRW	205,250	(126)	—	(126)
8.98%	Zero Coupon	1 day BZDIOVER	At Termination	Citibank NA	01/02/2018	BRL	1,077	(375)	—	(375)
9.98%	Zero Coupon	1 day BZDIOVER	At Termination	Citibank NA	01/02/2018	BRL	3,321	(7,307)	—	(7,307)
9.98%	Zero Coupon	1 day BZDIOVER	At Termination	JPMorgan Chase Bank	01/02/2018	BRL	3,322	(5,320)	—	(5,320)
4.55%	Monthly	28 day MXIBTIIE	Monthly	Barclays Bank plc	03/21/2018	MXN	826	676	—	676
4.85%	Monthly	28 day MXIBTIIE	Monthly	Bank of America NA	11/01/2018	MXN	716	1,064	—	1,064
28 day MXIBTIIE	Monthly	7.07%	Monthly	Citibank NA	11/21/2018	MXN	8,086	(910)	—	(910)
28 day MXIBTIIE	Monthly	7.06%	Monthly	JPMorgan Chase Bank	11/21/2018	MXN	9,703	(1,152)	—	(1,152)
28 day MXIBTIIE	Monthly	6.98%	Monthly	JPMorgan Chase Bank	11/28/2018	MXN	7,828	(1,398)	—	(1,398)
28 day MXIBTIIE	Monthly	6.98%	Monthly	Citibank NA	11/28/2018	MXN	13,800	(2,463)	—	(2,463)
1 day BZDIOVER	Zero Coupon	9.28%	At Termination	JPMorgan Chase Bank	01/02/2019	BRL	2,773	19,573	—	19,573
7.75%	Zero Coupon	1 day BZDIOVER	At Termination	Bank of America NA	01/02/2019	BRL	3,153	(5,293)	—	(5,293)
1 day BZDIOVER	Zero Coupon	9.25%	At Termination	Citibank NA	01/02/2019	BRL	2,921	20,305	—	20,305
8.78%	Zero Coupon	1 day BZDIOVER	At Termination	Citibank NA	01/02/2020	BRL	3,103	(15,491)	—	(15,491)
1 day BZDIOVER	Zero Coupon	9.14%	At Termination	Bank of America NA	01/04/2021	BRL	1,400	6,341	—	6,341
3.27%	Semi-Annual	3 month LIBOR	Quarterly	Deutsche Bank AG	05/16/2021	USD	470	(27,618)	—	(27,618)
1 day BZDIOVER	Zero Coupon	9.84%	At Termination	Citibank NA	01/02/2023	BRL	1,378	11,958	—	11,958
5.72%	Monthly	28 day MXIBTIIE	Monthly	Bank of America NA	01/03/2025	MXN	672	2,603	—	2,603
28 day MXIBTIIE	Monthly	6.42%	Monthly	Bank of America NA	06/06/2025	MXN	541	(986)	—	(986)
28 day MXIBTIIE	Monthly	6.33%	Monthly	Citibank NA	06/09/2025	MXN	271	(578)	—	(578)
28 day MXIBTIIE	Monthly	6.32%	Monthly	Citibank NA	07/17/2025	MXN	864	(1,883)	—	(1,883)
6.31%	Monthly	28 day MXIBTIIE	Monthly	Deutsche Bank AG	08/11/2025	MXN	3,395	7,714	—	7,714
28 day MXIBTIIE	Monthly	6.27%	Monthly	Bank of America NA	12/05/2025	MXN	122	$(306)	$—	$(306)

								$(1,548)	$—	$(1,548)

SCHEDULE OF INVESTMENTS	25

Schedule of Investments (continued) September 30, 2017 (unaudited)	BlackRock Total Return V.I. Fund (Percentages shown are based on Net Assets)

Centrally Cleared Inflation Swaps

Paid by the Fund Received by the Fund		Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
UKRPI All Items Monthly	3.46%	At Termination	10/15/2026	GBP	742	$7,809	$—	$7,809

OTC Total Return Swaps

Received by the Fund	Paid by the Fund	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
iBoxx USD Liquid High Yield Index	3 month LIBOR	Morgan Stanley & Co. International plc	12/20/2017	USD	3,977	$14,721	$—	$14,721

Currency Abbreviations

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
COP	Colombian Peso
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NZD	New Zealand Dollar
RUB	New Russian Ruble
SEK	Swedish Krona
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

Portfolio Abbreviations

BZDIOVER	Overnight Brazil CETIP - Interbank Rate
CD_KSDA	Certificates of Deposit by the Korean Securities Dealers Association
CLO	Collateralized Loan Obligation
GO	General Obligation
JIBAR	Johannesburg Interbank Average Rate
LIBOR	London Interbank Offered Rate
MXIBTIIE	Mexican Equilibrium Interbank Interest Rate
OTC	Over-the-counter
RB	Revenue Bonds
TBA	To-be-announced
UKRPI	United Kingdom Retail Price Index

26	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (continued) September 30, 2017 (unaudited)	BlackRock Total Return V.I. Fund (Percentages shown are based on Net Assets)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instructions. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instructions) The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instructions is based on the pricing transparency of the investments and derivative financial instructions and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instructions, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instructions categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Long-Term Investments
Asset-Backed Securities	$—	$46,662,617	$2,768,282	$49,430,899
Corporate Bonds
Aerospace & Defense	—	1,188,912	—	1,188,912
Air Freight & Logistics	—	839,537	—	839,537
Airlines	—	951,779	—	951,779
Auto Components	—	234,967	—	234,967
Automobiles	—	784,625	—	784,625
Banks	—	32,012,115	—	32,012,115
Beverages	—	798,873	—	798,873
Biotechnology	—	3,021,534	—	3,021,534
Building Products	—	665,683	—	665,683
Capital Markets	—	7,088,129	—	7,088,129
Chemicals	—	540,618	—	540,618
Commercial Services & Supplies	—	1,200,233	—	1,200,233
Communications Equipment	—	92,880	—	92,880
Consumer Finance	—	4,392,414	—	4,392,414
Containers & Packaging	—	686,387	—	686,387
Diversified Consumer Services	—	82,042	—	82,042
Diversified Financial Services	—	2,318,111	106,387	2,424,498
Diversified Telecommunication Services	—	5,234,101	—	5,234,101
Electric Utilities	—	3,080,568	—	3,080,568
Electrical Equipment	—	118,817	—	118,817
Electronic Equipment, Instruments & Components	—	211,421	—	211,421
Energy Equipment & Services	—	452,235	—	452,235
Equity Real Estate Investment Trusts (REITs)	—	826,381	—	826,381
Food & Staples Retailing	—	419,522	—	419,522
Food Products	—	253,078	—	253,078
Gas Utilities	—	101,558	—	101,558
Health Care Equipment & Supplies	—	1,732,074	—	1,732,074
Health Care Providers & Services	—	2,818,433	—	2,818,433
Hotels, Restaurants & Leisure	—	532,294	—	532,294
Household Durables	—	166,519	—	166,519
Industrial Conglomerates	—	362,998	—	362,998
Insurance	—	1,703,342	—	1,703,342
Internet & Direct Marketing Retail	—	585,164	—	585,164
IT Services	—	611,164	—	611,164
Media	—	4,999,385	—	4,999,385

SCHEDULE OF INVESTMENTS	27

Schedule of Investments (continued) September 30, 2017 (unaudited)	BlackRock Total Return V.I. Fund (Percentages shown are based on Net Assets)

	Level 1	Level 2	Level 3	Total
Assets:
Metals & Mining	$—	$1,847,798	$—	$1,847,798
Multi-Utilities	—	459,606	—	459,606
Oil, Gas & Consumable Fuels	—	4,070,452	—	4,070,452
Paper & Forest Products	—	123,261	—	123,261
Pharmaceuticals	—	2,908,300	—	2,908,300
Road & Rail	—	1,140,779	—	1,140,779
Semiconductors & Semiconductor Equipment	—	5,369,357	—	5,369,357
Software	—	3,875,232	—	3,875,232
Technology Hardware, Storage & Peripherals	—	4,234,285	—	4,234,285
Thrifts & Mortgage Finance	—	331,823	—	331,823
Tobacco	—	296,328	—	296,328
Trading Companies & Distributors	—	720,325	—	720,325
Wireless Telecommunication Services	—	24,809	—	24,809
Floating Rate Loan Interests	—	—	1,826,804	1,826,804
Foreign Agency Obligations	—	1,862,776	—	1,862,776
Foreign Government Obligations	—	19,239,469	—	19,239,469
Municipal Bonds	—	15,062,184	—	15,062,184
Non-Agency Mortgage-Backed Securities	—	22,206,900	2,752,864	24,959,764
Other Interests	—	—	22,577	22,577
Preferred Securities	388,114	—	—	388,114
U.S. Government Sponsored Agency Securities	—	152,940,783	—	152,940,783
U.S. Treasury Obligations	—	130,438,543	—	130,438,543
Short-Term Securities(a)	—	17,962,755	—	17,962,755
Options Purchased:
Foreign currency exchange contracts	—	164,650	—	164,650
Interest rate contracts	292,812	—	—	292,812
Liabilities:
Borrowed Bonds	—	(627,420)	—	(627,420)
TBA Sale Commitments	—	(49,630,957)	—	(49,630,957)

	$680,926	$462,792,548	$7,476,914	$470,950,388

Derivative Financial Instruments(b)
Assets:
Credit contracts	$–	$55,781	$–	$55,781
Foreign currency exchange contracts	–	145,095	–	145,095
Interest rate contracts	26,306	135,385	–	161,691
Liabilities:
Credit contracts	–	(43,986)	–	(43,986)
Foreign currency exchange contracts	–	(180,018)	–	(180,018)
Interest rate contracts	(200,074)	(188,116)	–	(388,190)

Total	$(173,768)	$(75,859)	$–	$(249,627)

(a)	See above Schedule of Investments for values in each security type.
(b)	Derivative financial instruments are swaps, futures contracts, forward foreign currency exchanged contracts and options written. Swaps, futures contracts, forward foreign currency exchanged contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

28	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (continued) September 30, 2017 (unaudited)	BlackRock Total Return V.I. Fund (Percentages shown are based on Net Assets)

During the period ended September 30, 2017, there were no transfers between Level 1 and Level 2.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset- Backed Securities	Corporate Bonds	Floating Rate Loan Interests	Non-Agency Mortgage Backed Securities	Options Purchased	Options Written	Other Interests	U.S. Government Sponsored Agency Securities	Total
Opening Balance, as of December 31, 2016	$9,595,248	$—	$—	$2,403,512	$1	$—	$—	$—	$11,998,761
Transfers into Level 3	376,979	106,387	664,585	1,054,600	—	—	—	—	2,202,551
Transfers out of Level 3	(12,190,217)	—	—	(1,471,886)	—	—	—	(118,706)	(13,780,809)
Accrued discounts/premiums	1,000	—	200	9,384	—	—	—	(12)	10,572
Net realized gain (loss)	7,105	—	5,223	17,469	—	—	3,393	150	33,340
Net change in unrealized appreciation (depreciation)(1)	(4,405)	—	(219)	51,840	(4,758)	8,214	22,577	—	73,249
Purchases	5,912,399	—	1,218,536	2,411,297	4,757	(8,214)	—	179,313	9,718,088
Sales	(929,827)	—	(61,521)	(1,723,352)	—	—	(3,393)	(60,745)	(2,778,838)

Closing Balance, as of September 30, 2017	$2,768,282	$106,387	$1,826,804	$2,752,864	$—	$—	$22,577	$—	$7,476,914

Net change in unrealized appreciation (depreciation) on investments still held at September 30, 2017(2)	$(624)	$—	$(219)	$59,241	$—	$—	$22,577	$—	$80,975

(1)	Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2017 is generally due to investments no longer held or categorized as Level 3 at period end.

SCHEDULE OF INVESTMENTS	29

Schedule of Investments September 30, 2017(unaudited)	BlackRock U.S. Government Bond V.I. Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Asset-Backed Securities — 5.2%(a)

Arbor Realty Commercial Real Estate Notes Ltd., Series 2016-FL1A, Class A, 2.93%, 09/15/26(b) USD		210	$211,651
Bsprt Issuer Ltd., Series 2017-FL1, Class A, 2.67%, 06/15/27(b)(c)		200	200,340
CIFC Funding Ltd., Series 2015-3A, Class A, 2.73%, 10/19/27(b)		250	249,940
Dryden XXVIII Senior Loan Fund, Series 2013- 28A, Class A1LR, 2.52%, 08/15/30(b)		700	700,368
OCP CLO Ltd., Series 2012-2A, Class A1R, 2.71%, 11/22/25(b)		556	561,380
OHA Credit Partners VIII Ltd., Series 2013-8A, Class A, 2.43%, 04/20/25(b)		464	465,080
Progress Residential Trust, Series 2017-SFR1, Class A, 2.77%, 08/17/34		100	99,963
Tricon American Homes Trust, Series 2015-SFR1, Class A, 2.57%, 05/17/32(b)		172	173,200
Venture XVIII CLO Ltd., Series 2014-18A, Class A, 2.75%, 10/15/26(b)		400	400,018
Washington Mill CLO Ltd., Series 2014-1A, Class A1R, 2.53%, 04/20/26(b)		500	499,779

Total Asset-Backed Securities — 5.2% (Cost: $3,545,046)			3,561,719

Corporate Bonds — 0.6%(d)

Diversified Financial Services — 0.6%
CIFC FDG Ltd., (ICE LIBOR USD 3 Month + 1.400%), 2.70%, 01/17/27		400	402,007
Total Corporate Bonds — 0.6% (Cost: $400,000)			402,007

Foreign Government Obligations — 1.1%
Mexico — 1.1%
United Mexican States:
5.00%, 12/11/19	MXN	13,800	730,673
10.00%, 11/20/36		200	14,181
8.50%, 11/18/38		300	18,763

			763,617

Total Foreign Government Obligations — 1.1% (Cost: $769,628)			763,617

Non-Agency Mortgage-Backed Securities — 2.9%(b)
Commercial Mortgage-Backed Securities — 1.9%(a)
BHMS Mortgage Trust, Series 2014-ATLS, Class AFL, 2.73%, 07/05/33	USD	700	699,999
CSMC, Series 2016-MFF, Class A, 2.83%, 11/15/33		100	100,380
GAHR Commercial Mortgage Trust, Series 2015- NRF, Class AFL1, 2.53%, 12/15/34		143	143,186
LMREC, Inc., Series 2016-CRE2, Class A, 2.94%, 11/24/31		100	100,627
RAIT Trust, Series 2017-FL7, Class A, 2.18%, 06/15/37		250	250,087

			1,294,279

Security		Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities — 1.0%
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class XA, 1.92%, 05/10/58	USD	851	$93,665
COMM Mortgage Trust, Series 2015-CR24, Class XA, 1.01%, 08/10/48		1,146	57,578
Core Industrial Trust(a): Series 2015-TEXW, Class XA, 0.90%, 02/10/34		3,300	98,496
Series 2015-CALW, Class XA, 0.94%, 02/10/34		3,895	121,697
Series 2015-WEST, Class XA, 1.08%, 02/10/37		1,600	93,111
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C29, Class XA, 1.81%, 05/15/49		989	101,059
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS4, Class XA, 1.09%, 12/15/48		1,482	83,979

			649,585
Total Non-Agency Mortgage-Backed Securities — 2.9%
(Cost: $1,961,755)			1,943,864

U.S. Government Sponsored Agency Securities — 69.5%
Agency Obligations — 0.8%
Federal Home Loan Banks, 4.00%, 04/10/28		500	552,189
Collateralized Mortgage Obligations — 3.6%
Federal Home Loan Mortgage Corp., Series K066, Class A2, 3.12%, 06/25/27		1,220	1,245,781
Federal National Mortgage Association:
Series 2011-8, Class ZA4.00%, 02/25/41		261	275,154
Series 2017-69, Class HA3.00%, 06/25/46		696	707,968
Government National Mortgage Association, Series 2014-107, Class WX, 6.78%, 07/20/39(b)		211	242,450

			2,471,353
Commercial Mortgage-Backed Securities — 0.9%
Federal Home Loan Mortgage Corp., Series K067, Class A2, 3.19%, 07/25/27		395	405,472
Federal National Mortgage Association ACES, Series 2017-M7, Class A2, 2.96%, 02/25/27(b)		200	201,685

			607,157
Interest Only Commercial Mortgage-Backed Securities — 1.1%(b)
Federal Home Loan Mortgage Corp.:
Series K718, Class X, 10.77%, 01/25/22		329	7,620
Series K064, Class X, 10.75%, 03/25/27		1,399	68,579
Federal National Mortgage Association ACES, Series 2016-M4, Class X2, 2.80%, 01/25/39		651	77,122
FREMF Mortgage Trust, Series 2015-K718, Class X2A, 0.10%, 02/25/22(a)		22,762	79,739
Government National Mortgage Association:
Series 2002-83, Class IO, 0.00%, 10/16/42		964	2
Series 2003-17, Class IO, 0.00%, 03/16/43		2,292	—
Series 2003-109, Class IO, 0.00%, 11/16/43		2,053	182
Series 2017-44, Class IO, 0.70%, 04/17/51		774	49,907
Series 2017-53, Class IO, 0.69%, 11/16/56		2,085	136,198
Series 2017-24, Class IO, 0.86%, 12/16/56		648	45,453
Series 2017-72, Class IO, 0.68%, 04/16/57		1,363	94,570
Series 2017-64, Class IO, 0.72%, 11/16/57		363	25,932
Series 2017-30, Class IO, 0.76%, 08/16/58		773	52,714
Series 2017-54, Class IO, 0.68%, 12/16/58		492	33,972
Series 2017-61, Class IO, 0.77%, 05/16/59		518	43,464

			715,454

SCHEDULE OF INVESTMENTS	1

Schedule of Investments (continued) September 30, 2017(unaudited)	BlackRock U.S. Government Bond V.I. Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Shares Value
Mortgage-Backed Securities — 63.1%
Federal Home Loan Mortgage Corp.:
2.50%, 09/01/27 - 10/15/32(e)	USD	882	$890,408
8.00%, 12/01/29 - 07/01/30		39	46,272
3.00%, 01/01/30 - 10/15/47(e)		2,115	2,138,852
2.50%, 01/01/31 - 07/01/31		24	24,183
3.50%, 11/15/32 - 10/15/47(e)		2,227	2,303,240
4.50%, 02/01/39 - 10/15/47(e)		449	482,264
4.00%, 08/01/40 - 10/15/47(e)		1,197	1,268,858
5.50%, 06/01/41		167	185,662
5.00%, 10/01/41 - 11/01/41		247	269,935
Federal National Mortgage Association:
4.50%, 05/01/24 - 10/25/47		3,128	3,368,585
4.00%, 01/01/26 - 08/01/47		4,890	5,186,292
3.50%, 07/01/26 - 10/25/47(e)		3,572	3,713,388
2.50%, 11/01/26 - 10/25/32(e)		2,412	2,432,341
3.00%, 04/01/29 - 03/01/47		8,446	8,529,234
2.50%, 06/01/31 - 07/01/31		11	11,306
5.50%, 05/01/34 - 12/01/39		315	352,425
6.00%, 04/01/35 - 06/01/41		370	421,781
5.00%, 09/01/35 - 08/01/41		338	371,598
6.50%, 05/01/40		70	79,896
Government National Mortgage Association:
5.50%, 01/15/34		692	778,392
5.00%, 12/15/38 - 07/20/42		161	176,921
4.50%, 12/20/39 - 11/20/44		2,195	2,363,838
4.00%, 09/20/40 - 11/15/47(e)		1,987	2,096,663
3.50%, 12/20/41 - 10/15/47(e)		3,059	3,183,423
3.00%, 10/15/47(f)		2,370	2,402,958

			43,078,715
Total U.S. Government Sponsored Agency Securities — 69.5% (Cost: $47,316,145)			47,424,868

U.S. Treasury Obligations — 54.9%
U.S. Treasury Bonds:
6.13%, 08/15/29		123	170,725
6.25%, 05/15/30		115	163,322
4.25%, 05/15/39		181	226,427
4.50%, 08/15/39		176	227,556
4.38%, 11/15/39		176	223,946
3.13%, 02/15/43		538	567,695
2.88%, 05/15/43 - 11/15/46		1,232	1,238,807
3.63%, 08/15/43		503	577,232
3.75%, 11/15/43		492	576,716
3.00%, 02/15/47		668	687,127
2.75%, 08/15/47		1,027	1,004,695
U.S. Treasury Notes:
1.25%, 04/30/19 - 05/31/19		6,362	6,342,881
1.38%, 09/30/19		2,540	2,534,741
1.50%, 04/15/20 - 03/31/23		4,214	4,193,415
2.63%, 08/15/20 - 11/15/20		2,700	2,778,629
1.38%, 09/15/20		2,070	2,055,688
1.88%, 04/30/22 - 08/31/24		2,779	2,752,654
1.75%, 05/31/22 - 09/30/22		2,272	2,254,699
1.63%, 08/31/22 - 04/30/23		3,241	3,191,426
2.00%, 11/30/22 - 11/15/26		4,231	4,192,673
2.13%, 05/15/25		369	366,607
2.25%, 11/15/25 - 08/15/27		1,163	1,156,860

Total U.S. Treasury Obligations — 54.9% (Cost: $37,502,449)			37,484,521

Total Long-Term Investments — 134.2% (Cost: $91,495,023)			91,580,596

		Shares Par (000)	Value
Short-Term Securities — 2.1%

Money Market Funds — 2.1%(f)
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.91%(g)		1,200,380	$1,200,380
JPMorgan US Treasury Plus Money Market Fund, Agency Class, 0.84%		207,090	207,090

Total Money Market Funds — 2.1% (Cost: $1,407,470)			1,407,470

Total Short-Term Securities — 2.1% (Cost: $1,407,470)			1,407,470

Total Options Purchased — 0.1% (Cost: $94,909)			90,084

Total Investments Before TBA Sale Commitments and Investments Sold Short — 136.4% (Cost: $92,997,402)			93,078,150

TBA Sale Commitments — (19.4)%(e)
Mortgage-Backed Securities — (19.4)%
Federal National Mortgage Association:
2.50%, 10/25/32	USD	33	(33,224)
3.00%, 10/25/32 - 10/25/47		6,502	(6,567,187)
3.50%, 10/25/32 - 10/25/47		670	(695,641)
4.00%, 10/25/32 - 10/25/47		3,594	(3,783,140)
5.00%, 10/25/47		156	(170,162)
5.50%, 10/25/47		787	(870,807)
6.00%, 11/25/47		160	(180,025)
Government National Mortgage Association, 4.50%, 10/15/47		905	(964,674)
Total TBA Sale Commitments — (19.4)% (Proceeds: $13,324,006)			(13,264,860)

Investments Sold Short — (0.3)%
U.S. Treasury Obligations — (0.3)%
U.S. Treasury Notes, 2.25%, 08/15/27		199	(197,647)

Total Investments Sold Short — (0.3)% (Proceeds: $200,108)			(197,647)

Total Investments Net of TBA Sale Commitments and Investments Sold Short — 116.7% (Cost: $79,473,288)			79,615,643
Liabilities in Excess of Other Assets — (16.7)%			(11,374,991)

Net Assets — 100.0%			$68,240,652

2	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (continued) September 30, 2017 (unaudited)	BlackRock U.S. Government Bond V.I. Fund (Percentages shown are based on Net Assets)

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of period end.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(e)	Represents or includes a TBA transaction. As of period end, unsettled TBA transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Barclays Capital, Inc.	$(486,298)	$2,481
BNP Paribas Securities Corp.	(223,213)	787
Citigroup Global Markets, Inc.	209,383	11,986
Credit Suisse Securities (USA) LLC	1,055,248	(1,393)
Daiwa Capital Markets America, Inc.	519,688	(938)
Deutsche Bank Securities, Inc.	(307,444)	1,066
Goldman Sachs & Co.	10,798	(1,801)
Jefferies LLC	615,984	(3,234)
JP Morgan Securities LLC	(1,969,441)	8,328
Merrill Lynch, Pierce, Fenner & Smith, Inc.	(2,260,989)	20,873
Mizuho Securities USA LLC	(76,888)	(282)
Morgan Stanley & Co. LLC	475,173	(742)
RBS Capital Market, LLC	(411,234)	2,156
Wells Fargo Securities, LLC	(267,770)	439

(f)	Annualized 7-day yield as of period end.
(g)	During the period ended September 30, 2017, investments in issuers considered to be an affiliate of the Fund for the purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 12/31/16	Net Activity	Shares Held at 09/30/17	Value at 09/30/17	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	701,543	498,837	1,200,380	$1,200,380	$3,837	$—	$—

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest	Type of Underlying Collateral	Remaining Contractual Maturity of the Agreements
Barclays Capital, Inc.	0.80%	09/29/2017	10/02/2017	$263,340	$263,358	U.S. Treasury Obligations	Overnight
BNP Paribas SA	(0.15)%	09/29/2017	10/02/2017	2,629,410	2,629,377	U.S. Treasury Obligations	Overnight
BNP Paribas SA	1.20%	09/29/2017	10/02/2017	1,353,690	1,353,825	U.S. Treasury Obligations	Overnight
Credit Suisse Securities USA LLC	1.25%	09/29/2017	10/02/2017	1,001,250	1,001,354	U.S. Treasury Obligations	Overnight
Credit Suisse Securities USA LLC	1.25%	09/29/2017	10/02/2017	1,150,297	1,150,417	U.S. Treasury Obligations	Overnight
Deutsche Bank Securities, Inc.	(0.05)%	09/29/2017	10/02/2017	2,057,062	2,057,054	U.S. Treasury Obligations	Overnight
Deutsche Bank Securities, Inc.	1.25%	09/29/2017	10/02/2017	1,005,176	1,005,281	U.S. Treasury Obligations	Overnight
JP Morgan Securities LLC	1.25%	09/29/2017	10/02/2017	1,379,268	1,379,411	U.S. Treasury Obligations	Overnight
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.65%	09/29/2017	10/02/2017	1,829,188	1,829,287	U.S. Treasury Obligations	Overnight
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.05%	09/29/2017	10/02/2017	1,388,850	1,388,972	U.S. Treasury Obligations	Overnight

Total				$14,057,531	$14,058,336

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)		Value/Unrealized Appreciation(Depreciation)

Long Contracts
U.S. Treasury Long Bond	6	December 2017	USD	917	$(11,296)
U.S. Treasury 5 Year Note	1	December 2017	USD	118	(7)
U.S. Treasury 10 Year Note	1	December 2017	USD	125	(14)

					$(11,317)

Short Contracts
Euro-Bund	(1)	December 2017	USD	190	432

SCHEDULE OF INVESTMENTS	3

Schedule of Investments (continued) September 30, 2017 (unaudited)	BlackRock U.S. Government Bond V.I. Fund (Percentages shown are based on Net Assets)

Description	Number of Contracts	Expiration Date		Notional Amount (000)	Value/Unrealized Appreciation(Depreciation)
U.S. Treasury 2 Year Note	(17)	December 2017	USD	3,667	$9,265
U.S. Treasury 10 Year Note	(1)	December 2017	USD	125	73

					9,770

Total					$(1,547)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	44,419	USD	14,000	Goldman Sachs International	10/03/17	$25
USD	14,000	BRL	43,379	BNP Paribas SA	10/03/17	303
USD	60,472	GBP	45,000	Morgan Stanley Co., Inc.	10/04/17	169
USD	12,000	CLP	7,668,000	Deutsche Bank Securities, Inc.	10/05/17	20
COP	2,947,400	USD	1,000	UBS AG	10/06/17	3
COP	29,400,000	USD	10,000	Deutsche Bank Securities, Inc.	10/06/17	8
COP	65,014,620	USD	22,000	Credit Suisse International	10/06/17	131
EUR	10,000	USD	11,820	HSBC Bank Plc	10/11/17	4
TRY	2,865	USD	800	Royal Bank of Scotland	10/11/17	2
TRY	10,229	USD	2,857	Barclays Bank plc	10/11/17	6
TRY	10,230	USD	2,857	UBS AG	10/11/17	6
TRY	12,485	USD	3,486	BNP Paribas SA	10/11/17	9
USD	11,982	EUR	10,000	BNP Paribas SA	10/11/17	158
USD	11,000	MXN	200,519	Goldman Sachs International	10/11/17	4
USD	12,000	TWD	358,080	JPMorgan Chase Bank	10/11/17	213
USD	8,840	AUD	11,200	Barclays Bank plc	10/13/17	56
USD	9,000	ZAR	117,491	Goldman Sachs International	10/13/17	336
RUB	1,158,000	USD	20,000	Bank of America NA	10/18/17	37
USD	13,500	CAD	16,777	Bank of America NA	10/18/17	53
RUB	753,467	USD	13,000	Citibank NA	10/20/17	29
USD	33,716	MXN	615,806	Royal Bank of Scotland	10/23/17	13
USD	172,221	TRY	602,000	BNP Paribas SA	10/23/17	4,299
USD	101,641	TRY	358,000	BNP Paribas SA	11/20/17	2,616
USD	374,000	MXN	6,754,290	HSBC Bank Plc	12/20/17	7,764
USD	161,334	TRY	602,000	BNP Paribas SA	06/25/18	4,376
USD	94,629	TRY	358,000	BNP Paribas SA	08/20/18	2,632

						23,272

USD	1,000	BRL	3,173	Deutsche Bank AG	10/03/17	(2)
CLP	7,502,400	USD	12,000	Royal Bank of Scotland	10/05/17	(279)
USD	11,000	COP	32,634,800	Royal Bank of Scotland	10/06/17	(109)
USD	22,000	COP	65,670,000	BNP Paribas SA	10/06/17	(354)
EUR	10,000	USD	12,025	Morgan Stanley Co., Inc.	10/11/17	(200)
MXN	213,939	EUR	10,000	Goldman Sachs International	10/11/17	(92)
MXN	195,801	USD	11,000	Goldman Sachs International	10/11/17	(262)
MXN	199,995	USD	11,000	Bank of America NA	10/11/17	(32)
TRY	35,543	USD	10,000	BNP Paribas SA	10/11/17	(51)
TWD	364,440	USD	12,000	Bank of America NA	10/11/17	(3)
IDR	158,160,000	USD	12,000	JPMorgan Chase Bank	10/12/17	(267)
AUD	200	USD	159	Barclays Bank plc	10/13/17	(3)
AUD	11,000	USD	8,801	Deutsche Bank AG	10/13/17	(173)
CAD	11,770	USD	9,450	BNP Paribas SA	10/16/17	(16)
TRY	5,332	USD	1,536	Royal Bank of Scotland	10/16/17	(46)
TRY	6,928	USD	2,000	Goldman Sachs International	10/16/17	(63)
TRY	13,842	USD	4,000	HSBC Bank Plc	10/16/17	(131)
TRY	17,353	USD	5,000	Deutsche Bank AG	10/16/17	(150)
TRY	25,880	USD	7,464	Citibank NA	10/16/17	(231)
CAD	16,651	USD	13,500	BNP Paribas SA	10/18/17	(154)
MXN	88,904	USD	5,000	Goldman Sachs International	10/18/17	(130)
MXN	89,086	USD	5,000	UBS AG	10/18/17	(120)
MXN	178,150	USD	10,000	JPMorgan Chase Bank	10/18/17	(242)
TRY	66,326	EUR	16,000	Deutsche Bank AG	10/18/17	(398)
MXN	373,134	USD	21,000	Goldman Sachs International	10/25/17	(586)
IDR	531,280,000	USD	40,000	BNP Paribas SA	10/27/17	(638)
RUB	519,876	USD	9,000	JPMorgan Chase Bank	10/27/17	(31)
USD	9,000	RUB	527,040	Deutsche Bank Securities, Inc.	10/27/17	(92)
CLP	7,629,000	USD	12,000	Credit Suisse International	11/03/17	(88)
CLP	7,672,080	USD	12,000	Deutsche Bank Securities, Inc.	11/03/17	(21)

4	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (continued) September 30, 2017 (unaudited)	BlackRock U.S. Government Bond V.I. Fund (Percentages shown are based on Net Assets)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	10,000	COP	29,505,000	Deutsche Bank Securities, Inc.	11/03/17	$(5)
USD	9,397	AUD	12,000	Goldman Sachs International	11/06/17	(12)
RUB	290,500	USD	5,000	JPMorgan Chase Bank	11/15/17	(2)
RUB	290,500	USD	5,000	Deutsche Bank AG	11/15/17	(2)

						(4,985)

Net Unrealized Appreciation						$18,287

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put
90-day Eurodollar Futures	29	10/13/2017	USD	97.75	USD	7,087	$544
U.S. Treasury 10 Year Note	96	10/27/2017	USD	124.50	USD	11,952	21,000
U.S. Treasury 10 Year Note	37	11/24/2017	USD	124.00	USD	4,588	10,406
U.S. Treasury 10 Year Note	51	10/27/2017	USD	125.00	USD	6,375	19,922
90-day Eurodollar Futures	51	03/16/2018	USD	97.75	USD	12,463	13,387

							$65,259

Interest Rate Swaptions Purchased

Paid by the Fund						Received by the Fund
Description	Counterparty	Expiration Date	Exercise Rate	Rate	Frequency	Rate	Frequency	Notional Amount (000)		Value
Put
5-Year Interest Rate Swap 11/24/2022	Citibank NA	11/21/2017	2.02%	2.02%	Semi- Annual	3 month LIBOR	Quarterly	USD	2,800	$11,686

OTC Barrier Options Purchased

Description	Type of Option	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Barrier Price/Range	Notional Amount (000)		Value
Call
		JPMorgan Chase					USD Currency
USD Currency	Down and Out	Bank NA	—	11/16/2017	BRL	3.10	2.96	USD	20	$54

OTC Options Purchased

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
USD Currency	JPMorgan Chase Bank NA	—	10/12/2017	CAD	1.23	USD	14	$198
USD Currency	BNP Paribas SA	—	10/16/2017	CAD	1.28	USD	18	9
USD Currency	Deutsche Bank AG	—	03/05/2018	KRW	1,190.00	USD	822	12,878

								$13,085

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put
U.S. Treasury 10 Year Note Futures	96	10/27/2017	USD	123.50	USD	9,600	$(6,000)
90-day Eurodollar Futures	51	03/16/2018	USD	97.50	USD	12,750	(5,419)

							$(11,419)

Centrally Cleared Credit Default Swaps—Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund (%)	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.IG.29-V1	1.00	Quarterly	12/20/2022	USD	399	$(8,825)	$(8,306)	$(519)

SCHEDULE OF INVESTMENTS	5

Schedule of Investments (continued) September 30, 2017 (unaudited)	BlackRock U.S. Government Bond V.I. Fund (Percentages shown are based on Net Assets)

Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund
Rate (%)	Frequency	Rate (%)	Frequency	Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
7.36	Monthly	28-day MXIBTIIE	Monthly	N/A		01/28/2019	MXN	2,947	$(354)	$—	$(354)
1.47	At Termination	1 day Fed Funds	At Termination	12/19/2018	(a)	03/20/2019	USD	28,245	11,221	—	11,221
1 day Fed Funds	At Termination	1.47	At Termination	12/19/2018	(a)	03/20/2019	USD	28,245	(11,221)	(9,060)	(2,161)
28-day MXIBTIIE	Monthly	7.08	Monthly	10/08/2017	(a)	08/8/2019	MXN	3,360	78	—	78
3 month LIBOR	Quarterly	1.58	Semi-Annual	N/A		08/24/2019	USD	3,500	(7,905)	—	(7,905)
28-day MXIBTIIE	Monthly	7.32	Monthly	N/A		02/20/2020	MXN	2,559	1,192	—	1,192
28-day MXIBTIIE	Monthly	7.16	Monthly	N/A		04/29/2020	MXN	2,380	775	—	775
1.37	Semi-Annual	3 month LIBOR	Quarterly	N/A		11/30/2020	USD	2,470	28,517	—	28,517
3 month LIBOR	Quarterly	1.37	Semi-Annual	N/A		11/30/2020	USD	1,350	(15,586)	4,066	(19,652)
3 month LIBOR	Quarterly	2.04	Semi-Annual	07/26/2019	(a)	07/26/2021	USD	1,804	(2,069)	—	(2,069)
3 month LIBOR	Quarterly	2.09	Semi-Annual	07/29/2019	(a)	07/29/2021	USD	1,840	(596)	—	(596)
3 month LIBOR	Quarterly	2.08	Semi-Annual	07/31/2019	(a)	07/31/2021	USD	5,304	(2,468)	—	(2,468)
28-day MXIBTIIE	Monthly	7.44	Monthly	N/A		03/7/2022	MXN	863	1,181	—	1,181
28-day MXIBTIIE	Monthly	7.48	Monthly	N/A		03/7/2022	MXN	431	622	—	622
28-day MXIBTIIE	Monthly	7.47	Monthly	N/A		03/7/2022	MXN	431	613	—	613
28-day MXIBTIIE	Monthly	7.16	Monthly	N/A		06/1/2022	MXN	1,017	810	—	810
3 month LIBOR	Quarterly	1.84	Semi-Annual	N/A		08/23/2022	USD	500	(3,441)	—	(3,441)
3 month LIBOR	Quarterly	1.88	Semi-Annual	N/A		09/18/2022	USD	300	(1,641)	—	(1,641)
3 month LIBOR	Quarterly	1.98	Semi-Annual	N/A		09/22/2022	USD	750	(775)	—	(775)
3 month LIBOR	Quarterly	2.13	Semi-Annual	N/A		08/25/2025	USD	15	(45)	—	(45)
2.22	Semi-Annual	3 month LIBOR	Quarterly	N/A		08/11/2027	USD	1,100	4,361	—	4,361
2.50	Semi-Annual	3 month LIBOR	Quarterly	07/26/2019	(a)	07/26/2029	USD	399	(767)	—	(767)
2.57	Semi-Annual	3 month LIBOR	Quarterly	07/29/2019	(a)	07/29/2029	USD	400	(3,191)	—	(3,191)
2.58	Semi-Annual	3 month LIBOR	Quarterly	07/31/2019	(a)	07/31/2029	USD	1,179	(10,428)	—	(10,428)
									$ (11,117)	$(4,994)	(6,123)

(a)	Forward swap.

OTC Credit Default Swaps - Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund (%)	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Republic of the Philippines	1.00	Quarterly	JPMorgan Chase Bank	12/20/2022	USD	295	$(4,931)	$(4,712)	$(219)
CMBX.NA.AAA	0.50	Monthly	Credit Suisse AG	11/17/2059	USD	700	7,174	11,931	(4,757)

							$2,243	$7,219	$(4,976)

OTC Interest Rate Swaps

Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
9.50	At Termination	1 day CDI	At Termination	Bank of America NA	10/02/2017	BRL	413	$(75)	$—	$(75)
9.98	At Termination	1 day CDI	At Termination	Citibank NA	01/02/2018	BRL	340	(747)	—	(747)
8.98	At Termination	1 day CDI	At Termination	Citibank NA	01/02/2018	BRL	105	(37)	—	(37)
9.98	At Termination	1 day CDI	At Termination	JPMorgan Chase Bank	01/02/2018	BRL	340	(544)	—	(544)
4 week
TIIE	Monthly	7.06	Monthly	JPMorgan Chase Bank	11/21/2018	MXN	1,125	(133)	—	(133)
4 week
TIIE	Monthly	7.07	Monthly	Citibank NA	11/21/2018	MXN	938	(106)	—	(106)
4 week
TIIE	Monthly	6.98	Monthly	JPMorgan Chase Bank	11/28/2018	MXN	908	(162)	—	(162)
4 week
TIIE	Monthly	6.98	Monthly	Citibank NA	11/28/2018	MXN	1,600	(286)	—	(286)

6	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (continued) September 30 2017 (unaudited)	BlackRock U.S. Government Bond V.I. Fund (Percentages shown are based on Net Assets)

Rate	Frequency	Rate	Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
7.75	At Termination	1 day CDI	At Termination	Bank of America NA	01/02/2019	BRL	275	$(461)	$—	$(461)
8.00	At Termination	1 day CDI	At Termination	Citibank NA	01/02/2019	BRL	274	(709)	—	(709)
1 day CDI	At Termination	9.28	At Termination	JPMorgan Chase Bank	01/02/2019	BRL	273	1,929	—	1,929
1 day CDI	At Termination	9.25	At Termination	Citibank NA	01/02/2019	BRL	288	2,001	—	2,001
8.78	At Termination	1 day CDI	At Termination	Citibank NA	01/02/2020	BRL	275	(1,372)	—	(1,372)
1 day CDI	At Termination	9.14	At Termination	Bank of America NA	01/04/2021	BRL	122	552	—	552
1 day CDI	At Termination	9.61	At Termination	Bank of America NA	01/02/2023	BRL	64	316	—	316
1 day CDI	At Termination	9.85	At Termination	Citibank NA	01/02/2023	BRL	64	562	—	562
1 day CDI	At Termination	9.84	At Termination	Citibank NA	01/02/2023	BRL	122	1,057	—	1,057
4 week TIIE	Monthly	6.32	Monthly	Goldman Sachs	08/06/2025	MXN	640	(1,425)	—	(1,425)
6.31	Monthly	4 week TIIE	Monthly	Deutsche Bank AG	08/11/2025	MXN	810	1,841	—	1,841

								$2,201	$—	$2,201

Centrally Cleared Inflation Swaps

Paid by the Fund	Received by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
1 month UKRPI	3.46%	At Termination	10/15/2026	GBP	180	$1,890	$—	$1,890

Currency

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
COP	Colombian Peso
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
KRW	South Korean Won
MXN	Mexican Peso
RUB	Russian Ruble
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

Portfolio Abbreviations

CDI	One-Day Brazil Interbank Deposit
CLO	Collateralized Loan Obligation
LIBOR	London Interbank Offered Rate
OTC	Over-the-counter
TBA	To-be-announced
TIIE	Interbank Equilibrium Interest Rate
UK RPI	United Kingdom Retail Price Index

SCHEDULE OF INVESTMENTS	7

Schedule of Investments (continued) September 30, 2017 (unaudited)	BlackRock U.S. Government Bond V.I. Fund (Percentages shown are based on Net Assets)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report. The following table summarizes the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Long-Term Investments:
Asset-Backed Securities	$—	$3,361,379	$200,340	$3,561,719
Corporate Bonds	—	402,007	—	402,007
Foreign Government Obligations	—	763,617	—	763,617
Non-Agency Mortgage-Backed Securities	—	1,943,864	—	1,943,864
U.S. Government Sponsored Agency Securities	—	47,424,868	—	47,424,868
U.S. Treasury Obligations	—	37,484,521	—	37,484,521
Short-Term Securities	1,407,470	—	—	1,407,470
Options Purchased:
Foreign currency exchange contracts	—	13,139	—	13,139
Interest rate contracts	65,259	11,686	—	76,945
Liabilities:
Investment Short Sold
TBA Sale Commitments	—	(13,264,860)	—	(13,264,860)
U.S. Treasury Obligations	—	(197,647)	—	(197,647)

	$1,472,729	$77,942,574	$200,340	$79,615,643

Derivative Financial Instruments(1)
Assets:
Foreign currency exchange contracts	$—	$23,272	$—	$23,272
Interest rate contracts	9,770	59,518	—	69,288
Liabilities:
Credit contracts	—	(5,495)	—	(5,495)
Foreign currency exchange contracts	—	(4,985)	—	(4,985)
Interest rate contracts	(22,736)	(61,550)	—	(84,286)

Total	$(12,966)	$10,760	$—	$(2,206)

(1)	Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

8	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (continued) September 30, 2017 (unaudited)	BlackRock U.S. Government Bond V.I. Fund (Percentages shown are based on Net Assets)

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

Asset-Backed Securities
Assets:
Opening Balance, as of December 31, 2016	$1,360,300
Transfers into Level 3	—
Transfers out of Level 3[1]	(860,000)
Accrued discounts/premiums.	8
Net realized gain (loss)	381
Net change in unrealized appreciation (depreciation)[2]	(349)
Purchases	200,000
Sales	(500,000)

Closing Balance, as of September 30, 2017	$200,340

Net change in unrealized appreciation (depreciation) on investments still held at September 30, 2017[2]	$340

[1]	As of December 31, 2016, the Fund used significant unobservable inputs in determining the value of certain investments. As of September 30, 2017, the Fund used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.
[2]	Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2017 is generally due to investments no longer held or categorized as Level 3 at period end.

During the period ended September 30, 2017,there were no transfers between Level 1 and Level 2.

SCHEDULE OF INVESTMENTS	9

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Variable Series Funds, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Variable Series Funds, Inc.

Date: November 20, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Variable Series Funds, Inc.

Date: November 20, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Variable Series Funds, Inc.

Date: November 20, 2017